UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (240) 497-6400

Date of fiscal year end:                 December 31

Date of reporting period:              March 31, 2009

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	March 31, 2009
(unaudited)

	Shares	Value
Common Stocks (96.4%)
3M Co. (Miscellaneous Manufacturing)	5,504	$273,659
Abbott Laboratories (Pharmaceuticals)	12,298	586,615
Abercrombie & Fitch Co. - Class A (Retail)	688	16,374
Adobe Systems, Inc.* (Software)	4,171	89,218
Advanced Micro Devices, Inc.* (Semiconductors)	4,472	13,640
Aetna, Inc. (Healthcare - Services)	3,612	87,880
Affiliated Computer Services, Inc. - Class A* (Computers)	774	37,067
AFLAC, Inc. (Insurance)	3,741	72,426
Agilent Technologies, Inc.* (Electronics)	2,795	42,959
Air Products & Chemicals, Inc. (Chemicals)	1,677	94,331
AK Steel Holding Corp. (Iron/Steel)	903	6,429
Akamai Technologies, Inc.* (Internet)	1,376	26,694
Alcoa, Inc. (Mining)	7,568	55,549
Allegheny Energy, Inc. (Electric)	1,333	30,886
Allegheny Technologies, Inc. (Iron/Steel)	774	16,974
Allergan, Inc. (Pharmaceuticals)	2,451	117,060
Allstate Corp. (Insurance)	4,257	81,522
Altera Corp. (Semiconductors)	2,322	40,751
Altria Group, Inc. (Agriculture)	16,426	263,145
Amazon.com, Inc.* (Internet)	2,537	186,317
Ameren Corp. (Electric)	1,677	38,890
American Electric Power, Inc. (Electric)	3,225	81,463
American Express Co. (Diversified Financial Services)	9,331	127,182
American International Group, Inc. (Insurance)	21,414	21,414
American Tower Corp.* (Telecommunications)	3,139	95,520
Ameriprise Financial, Inc. (Diversified Financial Services)	1,720	35,243
AmerisourceBergen Corp. (Pharmaceuticals)	1,204	39,323
Amgen, Inc.* (Biotechnology)	8,213	406,708
Amphenol Corp. - Class A (Electronics)	1,376	39,202
Anadarko Petroleum Corp. (Oil & Gas)	3,655	142,143
Analog Devices, Inc. (Semiconductors)	2,322	44,745
AON Corp. (Insurance)	2,193	89,518
Apache Corp. (Oil & Gas)	2,666	170,864
Apartment Investment and Management Co. - Class A (REIT)	946	5,184
Apollo Group, Inc. - Class A* (Commercial Services)	860	67,364
Apple Computer, Inc.* (Computers)	7,095	745,826
Applied Materials, Inc. (Semiconductors)	10,578	113,713
Archer-Daniels-Midland Co. (Agriculture)	5,117	142,150
Assurant, Inc. (Insurance)	946	20,604
AT&T, Inc. (Telecommunications)	46,913	1,182,208
Autodesk, Inc.* (Software)	1,806	30,359
Automatic Data Processing, Inc. (Software)	3,999	140,605
AutoNation, Inc.* (Retail)	860	11,937
AutoZone, Inc.* (Retail)	301	48,949
Avalonbay Communities, Inc. (REIT)	645	30,354
Avery Dennison Corp. (Household Products/Wares)	903	20,173
Avon Products, Inc. (Cosmetics/Personal Care)	3,397	65,324
Baker Hughes, Inc. (Oil & Gas Services)	2,451	69,976
Ball Corp. (Packaging & Containers)	731	31,725
Bank of America Corp. (Banks)	50,955	347,513
Bank of New York Mellon Corp. (Banks)	9,159	258,742
Bard (C.R.), Inc. (Healthcare - Products)	774	61,703
Baxter International, Inc. (Healthcare - Products)	4,902	251,080
BB&T Corp. (Banks)	4,472	75,666
Becton, Dickinson & Co. (Healthcare - Products)	1,892	127,218
Bed Bath & Beyond, Inc.* (Retail)	2,064	51,084
Bemis Co., Inc. (Packaging & Containers)	774	16,231
Best Buy Co., Inc. (Retail)	2,709	102,834
Big Lots, Inc.* (Retail)	645	13,403
Biogen Idec, Inc.* (Biotechnology)	2,365	123,973
BJ Services Co. (Oil & Gas Services)	2,322	23,104
Black & Decker Corp. (Hand/Machine Tools)	473	14,928
BMC Software, Inc.* (Software)	1,462	48,246
Boeing Co. (Aerospace/Defense)	5,762	205,012
Boston Properties, Inc. (REIT)	946	33,138
Boston Scientific Corp.* (Healthcare - Products)	11,954	95,034
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,738	344,977
Broadcom Corp. - Class A* (Semiconductors)	3,397	67,872
Brown-Forman Corp. (Beverages)	774	30,054
Burlington Northern Santa Fe Corp. (Transportation)	2,236	134,495
C.H. Robinson Worldwide, Inc. (Transportation)	1,376	62,759
CA, Inc. (Software)	3,139	55,278
Cabot Oil & Gas Corp. (Oil & Gas)	817	19,257
Cameron International Corp.* (Oil & Gas Services)	1,720	37,720
Campbell Soup Co. (Food)	1,634	44,706
Capital One Financial Corp. (Diversified Financial Services)	3,139	38,421
Cardinal Health, Inc. (Pharmaceuticals)	2,881	90,694
Carnival Corp. - Class A (Leisure Time)	3,483	75,233
Caterpillar, Inc. (Machinery - Construction & Mining)	4,773	133,453
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,806	7,278
CBS Corp. - Class B (Media)	5,418	20,805
Celgene Corp.* (Biotechnology)	3,655	162,282
CenterPoint Energy, Inc. (Electric)	2,752	28,703
Centex Corp. (Home Builders)	989	7,418
CenturyTel, Inc. (Telecommunications)	817	22,974

See accompanying notes to the Schedules of Portfolio Investments.

Cephalon, Inc.* (Pharmaceuticals)	559	38,068
CF Industries Holdings, Inc. (Chemicals)	387	27,527
Chesapeake Energy Corp. (Oil & Gas)	4,472	76,292
ChevronTexaco Corp. (Oil & Gas)	15,953	1,072,680
Chubb Corp. (Insurance)	2,795	118,284
Ciena Corp.* (Telecommunications)	731	5,687
CIGNA Corp. (Insurance)	2,150	37,819
Cincinnati Financial Corp. (Insurance)	1,290	29,502
Cintas Corp. (Textiles)	1,032	25,511
Cisco Systems, Inc.* (Telecommunications)	46,440	778,799
CIT Group, Inc. (Diversified Financial Services)	3,096	8,824
Citigroup, Inc. (Diversified Financial Services)	43,559	110,204
Citrix Systems, Inc.* (Software)	1,419	32,126
Clorox Co. (Household Products/Wares)	1,118	57,555
CME Group, Inc. (Diversified Financial Services)	516	127,137
CMS Energy Corp. (Electric)	1,806	21,383
Coach, Inc.* (Apparel)	2,537	42,368
Coca-Cola Co. (Beverages)	15,824	695,465
Coca-Cola Enterprises, Inc. (Beverages)	2,537	33,463
Cognizant Technology Solutions Corp.* (Computers)	2,322	48,274
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,999	235,861
Comcast Corp. - Special Class A (Media)	22,919	312,615
Comerica, Inc. (Banks)	1,204	22,045
Computer Sciences Corp.* (Computers)	1,204	44,355
Compuware Corp.* (Software)	1,978	13,035
ConAgra Foods, Inc. (Food)	3,569	60,209
ConocoPhillips (Oil & Gas)	11,782	461,383
CONSOL Energy, Inc. (Coal)	1,419	35,816
Consolidated Edison, Inc. (Electric)	2,193	86,865
Constellation Brands, Inc.* (Beverages)	1,548	18,421
Constellation Energy Group, Inc. (Electric)	1,591	32,870
Convergys Corp.* (Commercial Services)	989	7,991
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,333	34,471
Corning, Inc. (Telecommunications)	12,384	164,336
Costco Wholesale Corp. (Retail)	3,440	159,341
Coventry Health Care, Inc.* (Healthcare - Services)	1,161	15,023
Covidien, Ltd. (Healthcare - Products)	3,999	132,927
CSX Corp. (Transportation)	3,182	82,255
Cummins, Inc. (Machinery - Diversified)	1,591	40,491
CVS Corp. (Retail)	11,567	317,977
D.R. Horton, Inc. (Home Builders)	2,193	21,272
Danaher Corp. (Miscellaneous Manufacturing)	2,021	109,579
Darden Restaurants, Inc. (Retail)	1,075	36,830
DaVita, Inc.* (Healthcare - Services)	817	35,907
Dean Foods Co.* (Food)	1,247	22,546
Deere & Co. (Machinery - Diversified)	3,354	110,246
Dell, Inc.* (Computers)	13,760	130,445
DENTSPLY International, Inc. (Healthcare - Products)	1,204	32,327
Devon Energy Corp. (Oil & Gas)	3,526	157,577
Diamond Offshore Drilling, Inc. (Oil & Gas)	559	35,139
DIRECTV Group, Inc.* (Media)	4,214	96,037
Discover Financial Services (Diversified Financial Services)	3,827	24,148
Dominion Resources, Inc. (Electric)	4,644	143,918
Dover Corp. (Miscellaneous Manufacturing)	1,462	38,568
Dr. Pepper Snapple Group, Inc.* (Beverages)	2,021	34,175
DTE Energy Co. (Electric)	1,290	35,733
Duke Energy Corp. (Electric)	10,191	145,935
Dun & Bradstreet Corp. (Software)	430	33,110
Dynegy, Inc. - Class A* (Electric)	4,042	5,699
E* TRADE Financial Corp.* (Diversified Financial Services)	4,558	5,834
E.I. du Pont de Nemours & Co. (Chemicals)	7,181	160,352
Eastman Chemical Co. (Chemicals)	559	14,981
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,150	8,170
Eaton Corp. (Miscellaneous Manufacturing)	1,333	49,134
eBay, Inc.* (Internet)	8,557	107,476
Ecolab, Inc. (Chemicals)	1,333	46,295
Edison International (Electric)	2,580	74,330
El Paso Corp. (Pipelines)	5,547	34,669
Electronic Arts, Inc.* (Software)	2,580	46,930
Eli Lilly & Co. (Pharmaceuticals)	8,041	268,650
Embarq Corp. (Telecommunications)	1,118	42,316
EMC Corp.* (Computers)	15,996	182,354
Emerson Electric Co. (Electrical Components & Equipment)	6,020	172,052
Ensco International, Inc. (Oil & Gas)	1,118	29,515
Entergy Corp. (Electric)	1,505	102,475
EOG Resources, Inc. (Oil & Gas)	1,978	108,315
EQT Corp. (Oil & Gas)	1,032	32,333
Equifax, Inc. (Commercial Services)	989	24,181
Equity Residential Properties Trust (REIT)	2,150	39,453
Exelon Corp. (Electric)	5,246	238,116
Expedia, Inc.* (Internet)	1,677	15,227
Expeditors International of Washington, Inc. (Transportation)	1,677	47,442
Express Scripts, Inc.* (Pharmaceuticals)	1,978	91,324
Exxon Mobil Corp. (Oil & Gas)	39,345	2,679,394
Family Dollar Stores, Inc. (Retail)	1,118	37,308
Fastenal Co. (Distribution/Wholesale)	1,032	33,184
Federated Investors, Inc. - Class B (Diversified Financial Services)	688	15,315
FedEx Corp. (Transportation)	2,494	110,958
Fidelity National Information Services, Inc. (Software)	1,505	27,391
Fifth Third Bancorp (Banks)	4,601	13,435
First Horizon National Corp. (Banks)	1,719	18,462

See accompanying notes to the Schedules of Portfolio Investments.

FirstEnergy Corp. (Electric)	2,408	92,949
Fiserv, Inc.* (Software)	1,247	45,466
FLIR Systems, Inc.* (Electronics)	1,204	24,658
Flowserve Corp. (Machinery - Diversified)	430	24,132
Fluor Corp. (Engineering & Construction)	1,462	50,512
Ford Motor Co.* (Auto Manufacturers)	19,049	50,099
Forest Laboratories, Inc.* (Pharmaceuticals)	2,408	52,880
Fortune Brands, Inc. (Household Products/Wares)	1,204	29,558
FPL Group, Inc. (Electric)	3,268	165,786
Franklin Resources, Inc. (Diversified Financial Services)	1,204	64,859
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,268	124,543
Frontier Communications Corp. (Telecommunications)	2,494	17,907
GameStop Corp. - Class A* (Retail)	1,290	36,146
Gannett Co., Inc. (Media)	1,806	3,973
General Dynamics Corp. (Aerospace/Defense)	3,053	126,974
General Electric Co. (Miscellaneous Manufacturing)	84,022	849,462
General Mills, Inc. (Food)	2,623	130,835
General Motors Corp. (Auto Manufacturers)	4,859	9,426
Genuine Parts Co. (Distribution/Wholesale)	1,290	38,519
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,440	6,536
Genzyme Corp.* (Biotechnology)	2,150	127,688
Gilead Sciences, Inc.* (Pharmaceuticals)	7,267	336,607
Goodrich Corp. (Aerospace/Defense)	989	37,473
Google, Inc. - Class A* (Internet)	1,892	658,530
H & R Block, Inc. (Commercial Services)	2,709	49,277
Halliburton Co. (Oil & Gas Services)	7,138	110,425
Harley-Davidson, Inc. (Leisure Time)	1,849	24,758
Harman International Industries, Inc. (Home Furnishings)	473	6,400
Harris Corp. (Telecommunications)	1,075	31,111
Hartford Financial Services Group, Inc. (Insurance)	2,580	20,253
Hasbro, Inc. (Toys/Games/Hobbies)	989	24,794
HCP, Inc. (REIT)	2,021	36,075
Health Care REIT, Inc. (REIT)	860	26,307
Heinz (H.J.) Co. (Food)	2,494	82,452
Hess Corp. (Oil & Gas)	2,279	123,522
Hewlett-Packard Co. (Computers)	19,092	612,090
Home Depot, Inc. (Retail)	13,502	318,107
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,848	162,925
Hormel Foods Corp. (Food)	559	17,726
Hospira, Inc.* (Pharmaceuticals)	1,290	39,809
Host Marriott Corp. (REIT)	4,171	16,350
Hudson City Bancorp, Inc. (Savings & Loans)	4,171	48,759
Humana, Inc.* (Healthcare - Services)	1,333	34,765
Huntington Bancshares, Inc. (Banks)	2,924	4,854
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,053	94,185
IMS Health, Inc. (Software)	1,462	18,231
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,537	35,011
Integrys Energy Group, Inc. (Electric)	602	15,676
Intel Corp. (Semiconductors)	44,247	665,917
IntercontinentalExchange, Inc.* (Diversified Financial Services)	559	41,629
International Business Machines Corp. (Computers)	10,664	1,033,235
International Flavors & Fragrances, Inc. (Chemicals)	645	19,647
International Game Technology (Entertainment)	2,365	21,805
International Paper Co. (Forest Products & Paper)	3,397	23,915
Interpublic Group of Cos., Inc.* (Advertising)	3,784	15,590
Intuit, Inc.* (Software)	2,537	68,499
Intuitive Surgical, Inc.* (Healthcare - Products)	301	28,703
Invesco, Ltd. (Diversified Financial Services)	3,010	41,719
Iron Mountain, Inc.* (Commercial Services)	1,419	31,459
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,462	56,243
J.C. Penney Co., Inc. (Retail)	1,763	35,383
J.P. Morgan Chase & Co. (Diversified Financial Services)	29,885	794,343
Jabil Circuit, Inc. (Electronics)	1,720	9,563
Jacobs Engineering Group, Inc.* (Engineering & Construction)	989	38,235
Janus Capital Group, Inc. (Diversified Financial Services)	1,247	8,293
JDS Uniphase Corp.* (Telecommunications)	1,720	5,590
JM Smucker Co. (Food)	946	35,257
Johnson & Johnson (Healthcare - Products)	22,016	1,158,042
Johnson Controls, Inc. (Auto Parts & Equipment)	4,730	56,760
Juniper Networks, Inc.* (Telecommunications)	4,171	62,815
KB Home (Home Builders)	602	7,934
Kellogg Co. (Food)	2,021	74,029
KeyCorp (Banks)	3,956	31,134
Kimberly-Clark Corp. (Household Products/Wares)	3,311	152,670
Kimco Realty Corp. (REIT)	1,849	14,089
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,978	13,984
KLA -Tencor Corp. (Semiconductors)	1,333	26,660
Kohls Corp.* (Retail)	2,408	101,907
Kraft Foods, Inc. (Food)	11,696	260,704
Kroger Co. (Food)	5,203	110,408
L-3 Communications Holdings, Inc. (Aerospace/Defense)	946	64,139
Laboratory Corp. of America Holdings* (Healthcare - Services)	860	50,301
Legg Mason, Inc. (Diversified Financial Services)	1,118	17,776

See accompanying notes to the Schedules of Portfolio Investments.

Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,247	16,199
Lennar Corp. - Class A (Home Builders)	1,118	8,396
Leucadia National Corp.* (Holding Companies - Diversified)	1,462	21,769
Lexmark International, Inc. - Class A* (Computers)	602	10,156
Life Technologies Corp.* (Biotechnology)	1,376	44,692
Limited, Inc. (Retail)	2,150	18,705
Lincoln National Corp. (Insurance)	2,021	13,520
Linear Technology Corp. (Semiconductors)	1,763	40,514
Lockheed Martin Corp. (Aerospace/Defense)	2,623	181,066
Loews Corp. (Insurance)	2,881	63,670
Lorillard, Inc. (Agriculture)	1,333	82,299
Lowe’s Cos., Inc. (Retail)	11,653	212,667
LSI Logic Corp.* (Semiconductors)	5,160	15,686
M&T Bank Corp. (Banks)	602	27,234
Macy’s, Inc. (Retail)	3,354	29,851
Manitowoc Co. (Machinery - Diversified)	1,032	3,375
Marathon Oil Corp. (Oil & Gas)	5,633	148,092
Marriott International, Inc. - Class A (Lodging)	2,322	37,988
Marsh & McLennan Cos., Inc. (Insurance)	4,085	82,721
Marshall & Ilsley Corp. (Banks)	2,107	11,862
Masco Corp. (Building Materials)	2,881	20,109
Massey Energy Co. (Coal)	688	6,963
MasterCard, Inc. - Class A (Software)	559	93,621
Mattel, Inc. (Toys/Games/Hobbies)	2,838	32,722
MBIA, Inc.* (Insurance)	1,376	6,302
McAfee, Inc.* (Internet)	1,247	41,775
McCormick & Co., Inc. (Food)	1,032	30,516
McDonald’s Corp. (Retail)	8,858	483,381
McGraw-Hill Cos., Inc. (Media)	2,494	57,038
McKesson Corp. (Commercial Services)	2,193	76,843
MeadWestvaco Corp. (Forest Products & Paper)	1,376	16,498
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,913	161,763
Medtronic, Inc. (Healthcare - Products)	8,901	262,312
MEMC Electronic Materials, Inc.* (Semiconductors)	1,763	29,072
Merck & Co., Inc. (Pharmaceuticals)	16,770	448,597
Meredith Corp. (Media)	301	5,009
MetLife, Inc. (Insurance)	6,493	147,846
Microchip Technology, Inc. (Semiconductors)	1,462	30,980
Micron Technology, Inc.* (Semiconductors)	6,063	24,616
Microsoft Corp. (Software)	60,845	1,117,723
Millipore Corp.* (Biotechnology)	430	24,686
Molex, Inc. (Electrical Components & Equipment)	1,118	15,361
Molson Coors Brewing Co. - Class B (Beverages)	1,204	41,273
Monsanto Co. (Agriculture)	4,343	360,903
Monster Worldwide, Inc.* (Internet)	1,032	8,411
Moody’s Corp. (Commercial Services)	1,505	34,495
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,557	194,843
Motorola, Inc. (Telecommunications)	18,103	76,576
Murphy Oil Corp. (Oil & Gas)	1,505	67,379
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,408	32,291
Nabors Industries, Ltd.* (Oil & Gas)	2,236	22,338
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,075	21,049
National Semiconductor Corp. (Semiconductors)	1,548	15,898
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,311	95,059
NetApp, Inc.* (Computers)	2,623	38,925
Newell Rubbermaid, Inc. (Housewares)	2,193	13,991
Newmont Mining Corp. (Mining)	3,913	175,146
News Corp. - Class A (Media)	18,318	121,265
Nicor, Inc. (Gas)	344	11,431
NIKE, Inc. - Class B (Apparel)	3,096	145,171
NiSource, Inc. (Electric)	2,193	21,491
Noble Energy, Inc. (Oil & Gas)	1,376	74,139
Nordstrom, Inc. (Retail)	1,247	20,887
Norfolk Southern Corp. (Transportation)	2,924	98,685
Northeast Utilities System (Electric)	1,376	29,708
Northern Trust Corp. (Banks)	1,763	105,463
Northrop Grumman Corp. (Aerospace/Defense)	2,623	114,468
Novell, Inc.* (Software)	2,752	11,724
Novellus Systems, Inc.* (Semiconductors)	774	12,872
Nucor Corp. (Iron/Steel)	2,494	95,196
NVIDIA Corp.* (Semiconductors)	4,257	41,974
NYSE Euronext (Diversified Financial Services)	2,064	36,946
O’Reilly Automotive, Inc.* (Retail)	1,118	39,141
Occidental Petroleum Corp. (Oil & Gas)	6,450	358,942
Office Depot, Inc.* (Retail)	2,193	2,873
Omnicom Group, Inc. (Advertising)	2,494	58,360
Oracle Corp.* (Software)	30,530	551,677
Owens-Illinois, Inc.* (Packaging & Containers)	1,333	19,249
PACCAR, Inc. (Auto Manufacturers)	2,881	74,215
Pactiv Corp.* (Packaging & Containers)	1,032	15,057
Pall Corp. (Miscellaneous Manufacturing)	946	19,327
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,290	43,834
Patterson Cos., Inc.* (Healthcare - Products)	731	13,787
Paychex, Inc. (Commercial Services)	2,537	65,125
Peabody Energy Corp. (Coal)	2,107	52,759
People’s United Financial, Inc. (Banks)	2,752	49,453
Pepco Holdings, Inc. (Electric)	1,763	22,002
PepsiCo, Inc. (Beverages)	12,384	637,528
PerkinElmer, Inc. (Electronics)	946	12,080
Pfizer, Inc. (Pharmaceuticals)	53,664	730,904

See accompanying notes to the Schedules of Portfolio Investments.

PG&E Corp. (Electric)	2,924	111,755
Philip Morris International, Inc. (Commercial Services)	15,953	567,608
Pinnacle West Capital Corp. (Electric)	817	21,700
Pioneer Natural Resources Co. (Oil & Gas)	903	14,872
Pitney Bowes, Inc. (Office/Business Equipment)	1,634	38,154
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,333	38,750
PNC Financial Services Group (Banks)	3,397	99,498
Polo Ralph Lauren Corp. (Apparel)	430	18,168
PPG Industries, Inc. (Chemicals)	1,290	47,601
PPL Corp. (Electric)	2,967	85,183
Praxair, Inc. (Chemicals)	2,451	164,928
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,118	66,968
Principal Financial Group, Inc. (Insurance)	2,064	16,884
Procter & Gamble Co. (Cosmetics/Personal Care)	23,306	1,097,480
Progress Energy, Inc. (Electric)	2,193	79,518
Progressive Corp.* (Insurance)	5,375	72,240
ProLogis (REIT)	2,150	13,975
Prudential Financial, Inc. (Insurance)	3,354	63,793
Public Service Enterprise Group, Inc. (Electric)	4,042	119,118
Public Storage, Inc. (REIT)	989	54,642
Pulte Homes, Inc. (Home Builders)	1,720	18,800
QLogic Corp.* (Semiconductors)	946	10,520
Qualcomm, Inc. (Telecommunications)	13,115	510,305
Quest Diagnostics, Inc. (Healthcare - Services)	1,247	59,208
Questar Corp. (Pipelines)	1,376	40,496
Qwest Communications International, Inc. (Telecommunications)	11,696	40,000
R.R. Donnelley & Sons Co. (Commercial Services)	1,634	11,977
RadioShack Corp. (Retail)	989	8,476
Range Resources Corp. (Oil & Gas)	1,247	51,327
Raytheon Co. (Aerospace/Defense)	3,182	123,907
Regions Financial Corp. (Banks)	5,547	23,630
Republic Services, Inc. (Environmental Control)	2,580	44,247
Reynolds American, Inc. (Agriculture)	1,333	47,775
Robert Half International, Inc. (Commercial Services)	1,204	21,467
Rockwell Collins, Inc. (Aerospace/Defense)	1,247	40,702
Rockwell International Corp. (Machinery - Diversified)	1,118	24,417
Rohm & Haas Co. (Chemicals)	989	77,973
Rowan Cos., Inc. (Oil & Gas)	903	10,809
Ryder System, Inc. (Transportation)	430	12,173
Safeway, Inc. (Food)	3,397	68,585
Salesforce.com, Inc.* (Software)	860	28,148
SanDisk Corp.* (Computers)	1,806	22,846
Sara Lee Corp. (Food)	5,547	44,820
SCANA Corp. (Electric)	946	29,222
Schering-Plough Corp. (Pharmaceuticals)	12,943	304,808
Schlumberger, Ltd. (Oil & Gas Services)	9,503	386,012
Scripps Networks Interactive - Class A (Entertainment)	731	16,455
Sealed Air Corp. (Packaging & Containers)	1,247	17,209
Sears Holdings Corp.* (Retail)	430	19,655
Sempra Energy (Gas)	1,935	89,474
Sherwin-Williams Co. (Chemicals)	774	40,225
Sigma-Aldrich Corp. (Chemicals)	989	37,374
Simon Property Group, Inc. (REIT)	2,058	71,289
SLM Corp.* (Diversified Financial Services)	3,741	18,518
Smith International, Inc. (Oil & Gas Services)	1,763	37,869
Snap-on, Inc. (Hand/Machine Tools)	473	11,872
Southern Co. (Electric)	6,192	189,599
Southwest Airlines Co. (Airlines)	5,891	37,290
Southwestern Energy Co.* (Oil & Gas)	2,752	81,707
Spectra Energy Corp. (Pipelines)	5,117	72,354
Sprint Nextel Corp.* (Telecommunications)	22,790	81,360
St. Jude Medical, Inc.* (Healthcare - Products)	2,752	99,980
Staples, Inc. (Retail)	5,676	102,792
Starbucks Corp.* (Retail)	5,848	64,971
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,462	18,567
State Street Corp. (Banks)	3,440	105,883
Stericycle, Inc.* (Environmental Control)	688	32,838
Stryker Corp. (Healthcare - Products)	1,892	64,404
Sun Microsystems, Inc.* (Computers)	5,934	43,437
Sunoco, Inc. (Oil & Gas)	946	25,050
SunTrust Banks, Inc. (Banks)	2,838	33,318
SuperValu, Inc. (Food)	1,677	23,948
Symantec Corp.* (Internet)	6,536	97,648
Sysco Corp. (Food)	4,687	106,864
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,021	58,326
Target Corp. (Retail)	5,977	205,549
TECO Energy, Inc. (Electric)	1,677	18,699
Tellabs, Inc.* (Telecommunications)	3,139	14,377
Tenet Healthcare Corp.* (Healthcare - Services)	3,311	3,841
Teradata Corp.* (Computers)	1,376	22,319
Teradyne, Inc.* (Semiconductors)	1,376	6,027
Tesoro Petroleum Corp. (Oil & Gas)	1,118	15,059
Texas Instruments, Inc. (Semiconductors)	10,148	167,543
Textron, Inc. (Miscellaneous Manufacturing)	1,935	11,107
The AES Corp.* (Electric)	5,289	30,729
The Charles Schwab Corp. (Diversified Financial Services)	7,439	115,304
The Dow Chemical Co. (Chemicals)	7,353	61,986
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	903	22,259
The Gap, Inc. (Retail)	3,698	48,037
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,655	387,503

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,935	12,113
The Hershey Co. (Food)	1,333	46,322
The New York Times Co. - Class A (Media)	946	4,276
The Pepsi Bottling Group, Inc. (Beverages)	1,075	23,801
The Stanley Works (Hand/Machine Tools)	645	18,782
The Travelers Companies, Inc. (Insurance)	4,644	188,732
The Williams Cos., Inc. (Pipelines)	4,601	52,359
Thermo Electron Corp.* (Electronics)	3,311	118,103
Tiffany & Co. (Retail)	989	21,323
Time Warner Cable, Inc. (Media)	5,183	128,538
Time Warner, Inc. (Media)	9,517	183,678
Titanium Metals Corp. (Mining)	688	3,763
TJX Cos., Inc. (Retail)	3,311	84,894
Torchmark Corp. (Insurance)	688	18,046
Total System Services, Inc. (Software)	1,591	21,972
Tyco Electronics, Ltd. (Electronics)	3,655	40,351
Tyson Foods, Inc. - Class A (Food)	2,408	22,611
U.S. Bancorp (Banks)	13,975	204,175
Union Pacific Corp. (Transportation)	3,999	164,399
United Parcel Service, Inc. - Class B (Transportation)	7,912	389,429
United States Steel Corp. (Iron/Steel)	946	19,989
United Technologies Corp. (Aerospace/Defense)	7,482	321,576
UnitedHealth Group, Inc. (Healthcare - Services)	9,675	202,498
UnumProvident Corp. (Insurance)	2,623	32,788
V.F. Corp. (Apparel)	688	39,292
Valero Energy Corp. (Oil & Gas)	4,128	73,891
Varian Medical Systems, Inc.* (Healthcare - Products)	989	30,105
Ventas, Inc. (REIT)	1,161	26,250
VeriSign, Inc.* (Internet)	1,548	29,211
Verizon Communications, Inc. (Telecommunications)	22,618	683,064
Viacom, Inc. - Class B* (Media)	4,816	83,702
Vornado Realty Trust (REIT)	1,134	37,694
Vulcan Materials Co. (Building Materials)	860	38,089
W.W. Grainger, Inc. (Distribution/Wholesale)	516	36,213
Wal-Mart Stores, Inc. (Retail)	17,802	927,484
Walgreen Co. (Retail)	7,869	204,279
Walt Disney Co. (Media)	14,792	268,623
Washington Post Co. - Class B (Media)	43	15,355
Waste Management, Inc. (Environmental Control)	3,913	100,173
Waters Corp.* (Electronics)	774	28,599
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	817	25,417
WellPoint, Inc.* (Healthcare - Services)	3,956	150,209
Wells Fargo & Co. (Banks)	33,712	480,059
Western Union Co. (Commercial Services)	5,633	70,807
Weyerhaeuser Co. (Forest Products & Paper)	1,677	46,235
Whirlpool Corp. (Home Furnishings)	602	17,813
Whole Foods Market, Inc. (Food)	1,118	18,782
Windstream Corp. (Telecommunications)	3,526	28,420
Wisconsin Energy Corp. (Electric)	946	38,947
Wyeth (Pharmaceuticals)	10,578	455,277
Wyndham Worldwide Corp. (Lodging)	1,419	5,960
Wynn Resorts, Ltd.* (Lodging)	516	10,305
Xcel Energy, Inc. (Electric)	3,612	67,292
Xerox Corp. (Office/Business Equipment)	6,880	31,304
Xilinx, Inc. (Semiconductors)	2,193	42,018
XL Capital, Ltd. - Class A (Insurance)	2,709	14,791
XTO Energy, Inc. (Oil & Gas)	4,601	140,883
Yahoo!, Inc.* (Internet)	11,094	142,114
YUM! Brands, Inc. (Retail)	3,655	100,439
Zimmer Holdings, Inc.* (Healthcare - Products)	1,763	64,350
Zions Bancorp (Banks)	903	8,876

TOTAL COMMON STOCKS
(Cost $43,256,728)		55,164,469

	Principal
	Amount

Repurchase Agreements (15.8%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $3,456,006 (Collateralized by $3,520,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $3,528,549)	$3,456,000	3,456,000
Deutsche Bank, 0.11%, 4/1/09, dated 3/31/09, with a repurchase price of $166,001 (Collateralized by $170,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $169,982)	166,000	166,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $3,456,008 (Collateralized by $3,440,000 Federal National Mortgage Association, 5.87%, 8/14/17, market value $3,525,295)	3,456,000	3,456,000
UBS, 0.07%, 4/1/09, dated 3/31/09, with a repurchase price of $25,000 (Collateralized by $30,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $30,163)	25,000	25,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $1,952,004 (Collateralized by $1,950,932 Federal National Mortgage Association, 4.25%, 6/24/11, market value $1,991,040)	1,952,000	1,952,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,055,000)		9,055,000

TOTAL INVESTMENT SECURITIES
(Cost $52,311,728)—112.2%		64,219,469
Net other assets (liabilities)—(12.2)%		(6,967,718)

NET ASSETS—100.0%		$57,251,751

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $7,123,500)	36	$388,188
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $4,313,675)	109	2,725

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.5%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.3%
Beverages	2.7%
Biotechnology	1.5%
Building Materials	0.1%
Chemicals	1.4%
Coal	0.2%
Commercial Services	1.7%
Computers	5.2%
Cosmetics/Personal Care	2.4%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.9%
Electric	4.0%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.4%
Food	2.0%
Forest Products & Paper	0.2%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare - Products	4.3%
Healthcare - Services	1.3%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	1.9%
Internet	2.3%
Iron/Steel	0.2%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.3%
Media	2.1%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.2%
Oil & Gas	10.6%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	7.5%
Pipelines	0.4%
REIT	0.7%
Real Estate	NM
Retail	7.0%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	4.5%
Telecommunications	6.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.9%
Other**	3.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.0%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$454,000	$454,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $454,000)		454,000

Repurchase Agreements (79.9%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $454,001 (Collateralized by $470,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $471,142)	454,000	454,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $454,001 (Collateralized by $465,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $464,951)	454,000	454,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $454,001 (Collateralized by $470,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $471,192)	454,000	454,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $454,001 (Collateralized by $465,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $467,522)	454,000	454,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,816,000)		1,816,000

TOTAL INVESTMENT SECURITIES (Cost $2,270,000)—99.9%		2,270,000
Net other assets (liabilities)—0.1%		3,166

NET ASSETS—100.0%		$2,273,166

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $500,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,021,860)	21	$113,978

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/27/09	$1,285,827	$(28,018)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (51.2%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	108	$963
AAR Corp.* (Aerospace/Defense)	180	2,257
Aaron Rents, Inc. (Commercial Services)	162	4,319
Abaxis, Inc.* (Healthcare - Products)	108	1,862
ABIOMED, Inc.* (Healthcare - Products)	198	970
AbitibiBowater, Inc.* (Forest Products & Paper)	216	119
ABM Industries, Inc. (Commercial Services)	198	3,247
Acadia Realty Trust (REIT)	285	3,024
ACI Worldwide, Inc.* (Software)	144	2,700
Acorda Therapeutics, Inc.* (Biotechnology)	144	2,853
Actel Corp.* (Semiconductors)	234	2,368
Actuant Corp. - Class A (Miscellaneous Manufacturing)	216	2,231
Acuity Brands, Inc. (Miscellaneous Manufacturing)	126	2,840
Acxiom Corp. (Software)	342	2,531
Administaff, Inc. (Commercial Services)	108	2,282
ADTRAN, Inc. (Telecommunications)	252	4,085
Aeropostale, Inc.* (Retail)	216	5,737
Affymetrix, Inc.* (Biotechnology)	306	1,001
Agilysys, Inc. (Computers)	270	1,161
Agree Realty Corp. (REIT)	162	2,542
Alaska Communications Systems Group, Inc. (Telecommunications)	360	2,412
Albany International Corp. - Class A (Machinery - Diversified)	162	1,466
Alexion Pharmaceuticals, Inc.* (Biotechnology)	252	9,490
Align Technology, Inc.* (Healthcare - Products)	288	2,284
Alkermes, Inc.* (Pharmaceuticals)	378	4,585
Alliance One International, Inc.* (Agriculture)	414	1,590
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	144	278
Allscripts Healthcare Solutions, Inc. (Software)	270	2,778
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	144	2,742
Altra Holdings, Inc.* (Machinery - Diversified)	252	978
AMAG Pharmaceuticals, Inc.* (Biotechnology)	90	3,309
AMCOL International Corp. (Mining)	108	1,603
Amedisys, Inc.* (Healthcare - Services)	90	2,474
American Equity Investment Life Holding Co. (Insurance)	396	1,647
American Greetings Corp. - Class A (Household Products/Wares)	252	1,275
American Medical Systems Holdings, Inc.* (Healthcare - Products)	324	3,613
American Oriental Bioengineering, Inc.* (Biotechnology)	270	1,042
American Reprographics Co.* (Software)	198	701
American States Water Co. (Water)	180	6,538
American Superconductor Corp.* (Electrical Components & Equipment)	144	2,493
Amerigon, Inc.* (Auto Parts & Equipment)	288	1,066
AMERIGROUP Corp.* (Healthcare - Services)	180	4,957
Amerisafe, Inc.* (Insurance)	270	4,136
Amkor Technology, Inc.* (Semiconductors)	396	1,061
AMN Healthcare Services, Inc.* (Commercial Services)	234	1,193
ANADIGICS, Inc.* (Semiconductors)	306	633
AngioDynamics, Inc.* (Healthcare - Products)	162	1,821
Anixter International, Inc.* (Telecommunications)	90	2,851
Apogee Enterprises, Inc. (Building Materials)	144	1,581
Apollo Investment Corp. (Investment Companies)	576	2,004
Applied Industrial Technologies, Inc. (Machinery - Diversified)	162	2,733
Applied Micro Circuits Corp.* (Semiconductors)	450	2,187
Arbitron, Inc. (Commercial Services)	108	1,621
Arch Chemicals, Inc. (Chemicals)	108	2,048
Arena Resources, Inc.* (Oil & Gas)	108	2,752
Ares Capital Corp. (Investment Companies)	630	3,049
Argo Group International Holdings, Ltd.* (Insurance)	162	4,881
Ariba, Inc.* (Internet)	342	2,986
Arkansas Best Corp. (Transportation)	108	2,054
Arris Group, Inc.* (Telecommunications)	468	3,449
ArvinMeritor, Inc. (Auto Parts & Equipment)	252	199
Asbury Automotive Group, Inc. (Retail)	288	1,241
Aspen Insurance Holdings, Ltd. (Insurance)	324	7,277
Associated Estates Realty Corp. (REIT)	288	1,636
Assured Guaranty, Ltd. (Insurance)	234	1,584
ATC Technology Corp.* (Auto Parts & Equipment)	144	1,613
Atheros Communications* (Telecommunications)	198	2,903
Atlas America, Inc. (Oil & Gas)	144	1,260
ATP Oil & Gas Corp.* (Oil & Gas)	90	462
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	162	4,491
Avista Corp. (Electric)	414	5,705
Avocent Corp.* (Internet)	198	2,404
Baldor Electric Co. (Hand/Machine Tools)	162	2,347
Bally Technologies, Inc.* (Entertainment)	180	3,316

See accompanying notes to the Schedules of Portfolio Investments.

Banco Latinoamericano de Exportaciones, S.A. - Class E (Banks)	252	2,361
Bank Mutual Corp. (Banks)	450	4,077
Barnes Group, Inc. (Miscellaneous Manufacturing)	180	1,924
Basic Energy Services, Inc.* (Oil & Gas Services)	144	932
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	288	3,856
Belden, Inc. (Electrical Components & Equipment)	144	1,801
Belo Corp. - Class A (Media)	540	329
Benchmark Electronics, Inc.* (Electronics)	288	3,226
Berry Petroleum Co. - Class A (Oil & Gas)	108	1,184
Bill Barrett Corp.* (Oil & Gas)	108	2,402
BioMed Realty Trust, Inc. (REIT)	270	1,828
Blackboard, Inc.* (Software)	108	3,428
Blount International, Inc.* (Machinery - Diversified)	288	1,331
Blue Coat Systems, Inc.* (Internet)	144	1,729
Bob Evans Farms, Inc. (Retail)	180	4,036
Borders Group, Inc.* (Retail)	342	215
Bowne & Co., Inc. (Commercial Services)	217	697
BPZ Resources, Inc.* (Oil & Gas)	180	666
Brady Corp. - Class A (Electronics)	180	3,173
Briggs & Stratton Corp. (Machinery - Diversified)	288	4,752
Brigham Exploration Co.* (Oil & Gas)	180	342
Bronco Drilling Co., Inc.* (Oil & Gas)	288	1,515
Brookline Bancorp, Inc. (Savings & Loans)	558	5,301
Brooks Automation, Inc.* (Semiconductors)	414	1,909
Bruker Corp.* (Healthcare - Products)	216	1,331
Brunswick Corp. (Leisure Time)	378	1,304
Brush Engineered Materials, Inc.* (Mining)	108	1,498
Calgon Carbon Corp.* (Environmental Control)	180	2,551
California Pizza Kitchen, Inc.* (Retail)	288	3,767
California Water Service Group (Water)	180	7,535
Callaway Golf Co. (Leisure Time)	324	2,326
Callon Petroleum Co.* (Oil & Gas)	144	157
Cano Petroleum, Inc.* (Oil & Gas)	216	93
Capital Lease Funding, Inc. (REIT)	486	957
Capstead Mortgage Corp. (REIT)	252	2,706
Capstone Turbine Corp.* (Electrical Components & Equipment)	522	376
CARBO Ceramics, Inc. (Oil & Gas Services)	90	2,560
Carrizo Oil & Gas, Inc.* (Oil & Gas)	90	799
Carter’s, Inc.* (Apparel)	234	4,402
Casey’s General Stores, Inc. (Retail)	198	5,279
Cash America International, Inc. (Retail)	108	1,691
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	162	3,211
Cathay Bancorp, Inc. (Banks)	378	3,943
Cavium Networks, Inc.* (Semiconductors)	126	1,454
Cbeyond, Inc.* (Telecommunications)	144	2,712
Cedar Shopping Centers, Inc. (REIT)	540	940
Celera Corp.* (Biotechnology)	360	2,747
Centene Corp.* (Healthcare - Services)	162	2,919
Centennial Communications Corp.* (Telecommunications)	342	2,825
Central Pacific Financial Corp. (Banks)	306	1,714
Central Vermont Public Service Corp. (Electric)	180	3,114
Cenveo, Inc.* (Commercial Services)	252	819
Cepheid, Inc.* (Healthcare - Products)	198	1,366
Ceradyne, Inc.* (Miscellaneous Manufacturing)	108	1,958
Charlotte Russe Holding, Inc.* (Retail)	180	1,467
Charming Shoppes, Inc.* (Retail)	468	655
Chart Industries, Inc.* (Machinery - Diversified)	108	851
Chattem, Inc.* (Cosmetics/Personal Care)	72	4,036
Checkpoint Systems, Inc.* (Electronics)	180	1,615
Cheesecake Factory, Inc.* (Retail)	360	4,122
Chemed Corp. (Commercial Services)	90	3,501
Chesapeake Utilities Corp. (Oil & Gas Services)	162	4,938
Chico’s FAS, Inc.* (Retail)	522	2,803
Cirrus Logic, Inc.* (Semiconductors)	414	1,557
CKE Restaurants, Inc. (Retail)	324	2,722
Clarcor, Inc. (Miscellaneous Manufacturing)	180	4,534
Clean Harbors, Inc.* (Environmental Control)	54	2,592
Cleco Corp. (Electric)	288	6,247
Coeur d’Alene Mines Corp.* (Mining)	1,134	1,066
Cogdell Spencer, Inc. (REIT)	198	1,010
Cogent Communications Group, Inc.* (Internet)	198	1,426
Cogent, Inc.* (Electronics)	270	3,213
Cognex Corp. (Machinery - Diversified)	198	2,643
Coinstar, Inc.* (Commercial Services)	126	4,128
Collective Brands, Inc.* (Retail)	252	2,454
Colonial Properties Trust (REIT)	270	1,029
Comfort Systems USA, Inc. (Building Materials)	306	3,173
Community Bank System, Inc. (Banks)	252	4,221
Commvault Systems, Inc.* (Software)	198	2,172
Compass Minerals International, Inc. (Mining)	90	5,073
Complete Production Services, Inc.* (Oil & Gas Services)	180	554
comScore, Inc.* (Internet)	90	1,088
Comstock Resources, Inc.* (Oil & Gas)	126	3,755

See accompanying notes to the Schedules of Portfolio Investments.

Comtech Telecommunications Corp.* (Telecommunications)	108	2,675
Conceptus, Inc.* (Healthcare - Products)	198	2,326
Concho Resources, Inc.* (Oil & Gas)	162	4,146
Concur Technologies, Inc.* (Software)	144	2,763
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	324	1,309
Corinthian Colleges, Inc.* (Commercial Services)	342	6,652
Corporate Office Properties Trust (REIT)	180	4,469
CoStar Group, Inc.* (Commercial Services)	90	2,722
Cox Radio, Inc. - Class A* (Media)	414	1,697
Crocs, Inc.* (Apparel)	342	407
Cross Country Healthcare, Inc.* (Commercial Services)	216	1,415
Crosstex Energy, Inc. (Oil & Gas)	162	266
CryoLife, Inc.* (Biotechnology)	234	1,212
CSG Systems International, Inc.* (Software)	270	3,856
CTS Corp. (Electronics)	378	1,365
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	234	3,828
Curtiss-Wright Corp. (Aerospace/Defense)	144	4,039
CV Therapeutics, Inc.* (Pharmaceuticals)	324	6,441
CVB Financial Corp. (Banks)	414	2,745
Cyberonics, Inc.* (Healthcare - Products)	162	2,150
CyberSource Corp.* (Internet)	234	3,466
Cypress Bioscience, Inc.* (Pharmaceuticals)	288	2,048
Daktronics, Inc. (Electronics)	144	943
Data Domain, Inc.* (Computers)	180	2,263
DCT Industrial Trust, Inc. (REIT)	630	1,997
DealerTrack Holdings, Inc.* (Internet)	198	2,594
Deckers Outdoor Corp.* (Apparel)	36	1,909
Delta Petroleum Corp.* (Oil & Gas)	216	259
Deluxe Corp. (Commercial Services)	216	2,080
DHT Maritime, Inc. (Transportation)	378	1,452
Diamond Foods, Inc. (Food)	162	4,525
DiamondRock Hospitality Co. (REIT)	450	1,805
Digital River, Inc.* (Internet)	126	3,757
Dillards, Inc. - Class A (Retail)	234	1,334
Dime Community Bancshares, Inc. (Savings & Loans)	270	2,533
Diodes, Inc.* (Semiconductors)	126	1,337
Dionex Corp.* (Electronics)	72	3,402
Dollar Financial Corp.* (Commercial Services)	162	1,542
Dress Barn, Inc.* (Retail)	234	2,876
Drill-Quip, Inc.* (Oil & Gas Services)	90	2,763
DSP Group, Inc.* (Semiconductors)	306	1,322
DTS, Inc.* (Home Furnishings)	126	3,032
Dycom Industries, Inc.* (Engineering & Construction)	180	1,042
Dynamic Materials Corp. (Metal Fabricate/Hardware)	72	660
Eagle Bulk Shipping, Inc. (Transportation)	180	765
EarthLink, Inc.* (Internet)	396	2,602
East West Bancorp, Inc. (Banks)	540	2,468
Eclipsys Corp.* (Software)	252	2,555
Education Realty Trust, Inc. (REIT)	450	1,571
eHealth, Inc.* (Insurance)	144	2,305
El Paso Electric Co.* (Electric)	306	4,312
Electronics for Imaging, Inc.* (Computers)	288	2,822
EMCOR Group, Inc.* (Engineering & Construction)	234	4,018
EMCORE Corp.* (Semiconductors)	360	270
Empire District Electric Co. (Electric)	486	7,018
Emulex Corp.* (Semiconductors)	342	1,720
Encore Wire Corp. (Electrical Components & Equipment)	144	3,086
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	126	1,672
EnerSys* (Electrical Components & Equipment)	126	1,527
ENGlobal Corp.* (Commercial Services)	198	899
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	108	1,847
Entegris, Inc.* (Semiconductors)	558	480
Enzon Pharmaceuticals, Inc.* (Biotechnology)	468	2,841
Epicor Software Corp.* (Software)	396	1,509
EPIQ Systems, Inc.* (Software)	288	5,193
eResearchTechnology, Inc.* (Internet)	216	1,136
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	90	3,483
ESSA Bancorp, Inc. (Banks)	450	5,989
Esterline Technologies Corp.* (Aerospace/Defense)	108	2,181
Euronet Worldwide, Inc.* (Commercial Services)	234	3,056
ev3, Inc.* (Healthcare - Products)	360	2,556
Evercore Partners, Inc. - Class A (Diversified Financial Services)	234	3,615
Evergreen Solar, Inc.* (Energy - Alternate Sources)	360	767
Exar Corp.* (Semiconductors)	432	2,696
EXCO Resources, Inc.* (Oil & Gas)	234	2,340
Exelixis, Inc.* (Biotechnology)	576	2,650
Exide Technologies* (Electrical Components & Equipment)	234	702
Extra Space Storage, Inc. (REIT)	378	2,083
EZCORP, Inc. - Class A* (Retail)	270	3,124
Fair Isaac Corp. (Software)	198	2,786
FairPoint Communications, Inc. (Telecommunications)	414	323
FalconStor Software, Inc.* (Software)	342	817
FCStone Group, Inc.* (Diversified Financial Services)	90	205
Federal Signal Corp. (Miscellaneous Manufacturing)	324	1,707
FEI Co.* (Electronics)	180	2,777
FelCor Lodging Trust, Inc. (REIT)	450	612
Ferro Corp. (Chemicals)	234	335
Financial Federal Corp. (Diversified Financial Services)	162	3,431

See accompanying notes to the Schedules of Portfolio Investments.

First BanCorp (Banks)	378	1,610
First Midwest Bancorp, Inc. (Banks)	288	2,474
First Niagara Financial Group, Inc. (Savings & Loans)	558	6,082
First Potomac Realty Trust (REIT)	360	2,646
FirstMerit Corp. (Banks)	414	7,535
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	108	170
Flow International Corp.* (Machinery - Diversified)	288	467
Flowers Foods, Inc. (Food)	288	6,762
Forestar Group, Inc.* (Real Estate)	162	1,239
FormFactor, Inc.* (Semiconductors)	216	3,892
Forward Air Corp. (Transportation)	144	2,337
Fossil, Inc.* (Household Products/Wares)	180	2,826
Fred’s, Inc. (Retail)	306	3,452
Fresh Del Monte Produce, Inc.* (Food)	162	2,660
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	54	728
FuelCell Energy, Inc.* (Energy - Alternate Sources)	450	1,080
Fuller (H.B.) Co. (Chemicals)	198	2,574
Gartner Group, Inc.* (Commercial Services)	216	2,378
Gaylord Entertainment Co.* (Lodging)	198	1,649
Genco Shipping & Trading, Ltd. (Transportation)	54	666
Genesco, Inc. (Retail)	108	2,034
Genesee & Wyoming, Inc. - Class A* (Transportation)	126	2,677
GeoEye, Inc.* (Telecommunications)	144	2,844
GFI Group, Inc. (Diversified Financial Services)	324	1,040
Gibraltar Industries, Inc. (Iron/Steel)	162	765
Glacier Bancorp, Inc. (Banks)	306	4,807
Gladstone Investment Corp. (Diversified Financial Services)	360	1,375
Glatfelter (Forest Products & Paper)	378	2,359
Glimcher Realty Trust (REIT)	342	479
Global Crossing, Ltd.* (Telecommunications)	162	1,134
GMX Resources, Inc.* (Oil & Gas)	54	351
Golar LNG, Ltd. (Transportation)	270	926
Goodrich Petroleum Corp.* (Oil & Gas)	72	1,394
GrafTech International, Ltd.* (Electrical Components & Equipment)	324	1,996
Granite Construction, Inc. (Engineering & Construction)	108	4,048
Green Mountain Coffee Roasters, Inc.* (Beverages)	90	4,320
Griffon Corp.* (Miscellaneous Manufacturing)	342	2,565
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	198	2,623
Hanmi Financial Corp. (Banks)	828	1,076
Harmonic, Inc.* (Telecommunications)	414	2,691
Harvest Natural Resources, Inc.* (Oil & Gas)	288	976
Headwaters, Inc.* (Energy - Alternate Sources)	252	791
HEALTHSOUTH Corp.* (Healthcare - Services)	306	2,717
Healthways, Inc.* (Healthcare - Services)	126	1,105
Heartland Express, Inc. (Transportation)	378	5,598
Hecla Mining Co.* (Mining)	522	1,044
HEICO Corp. (Aerospace/Defense)	126	3,062
Heidrick & Struggles International, Inc. (Commercial Services)	90	1,597
Helen of Troy, Ltd.* (Household Products/Wares)	234	3,217
Hercules Technology Growth Capital, Inc. (Investment Companies)	432	2,160
Herman Miller, Inc. (Office Furnishings)	234	2,494
Hexcel Corp.* (Aerospace/Defense Equipment)	342	2,247
Hibbett Sports, Inc.* (Retail)	180	3,460
Highwoods Properties, Inc. (REIT)	234	5,012
Hilltop Holdings, Inc.* (Real Estate)	450	5,130
HMS Holdings Corp.* (Commercial Services)	126	4,145
Horace Mann Educators Corp. (Insurance)	378	3,164
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	90	1,372
Hot Topic, Inc.* (Retail)	414	4,633
Hub Group, Inc. - Class A* (Transportation)	144	2,448
Human Genome Sciences, Inc.* (Biotechnology)	558	463
Huron Consulting Group, Inc.* (Commercial Services)	72	3,055
Hutchinson Technology, Inc.* (Computers)	270	702
Iconix Brand Group, Inc.* (Apparel)	270	2,389
II-VI, Inc.* (Electronics)	108	1,855
Immersion Corp.* (Computers)	234	686
Immucor, Inc.* (Healthcare - Products)	252	6,338
Incyte Genomics, Inc.* (Biotechnology)	342	800
Independent Bank Corp. (Banks)	180	2,655
Infinera Corp.* (Telecommunications)	378	2,797
Informatica Corp.* (Software)	360	4,774
Infospace, Inc.* (Internet)	270	1,404
Inland Real Estate Corp. (REIT)	432	3,063
Innerworkings, Inc.* (Software)	288	1,230
Insight Enterprises, Inc.* (Retail)	252	771
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	216	3,378
Insteel Industries, Inc. (Miscellaneous Manufacturing)	162	1,128
Insulet Corp.* (Healthcare - Products)	162	664
Integra LifeSciences Holdings* (Biotechnology)	108	2,671
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	144	2,323
InterDigital, Inc.* (Telecommunications)	198	5,112

See accompanying notes to the Schedules of Portfolio Investments.

Interface, Inc. - Class A (Office Furnishings)	252	753
Interline Brands, Inc.* (Building Materials)	234	1,973
Intermec, Inc.* (Machinery - Diversified)	198	2,059
InterMune, Inc.* (Biotechnology)	180	2,959
International Coal Group, Inc.* (Coal)	432	696
International Shipholding Corp. (Transportation)	144	2,832
Intevac, Inc.* (Machinery - Diversified)	180	938
Invacare Corp. (Healthcare - Products)	198	3,174
inVentiv Health, Inc.* (Advertising)	144	1,175
Investors Real Estate Trust (REIT)	540	5,324
ION Geophysical Corp.* (Oil & Gas Services)	306	477
Iowa Telecommunications Services, Inc. (Telecommunications)	306	3,507
IPC Holdings, Ltd. (Insurance)	270	7,301
iPCS, Inc.* (Telecommunications)	108	1,049
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	342	5,133
Isle of Capri Casinos, Inc.* (Entertainment)	360	1,904
ITC Holdings Corp. (Electric)	162	7,066
J. Crew Group, Inc.* (Retail)	144	1,898
j2 Global Communications, Inc.* (Internet)	162	3,546
Jack Henry & Associates, Inc. (Computers)	324	5,288
Jack in the Box, Inc.* (Retail)	216	5,031
Jackson Hewitt Tax Service, Inc. (Commercial Services)	162	846
James River Coal Co.* (Coal)	72	888
Jo-Ann Stores, Inc.* (Retail)	126	2,059
Kaydon Corp. (Metal Fabricate/Hardware)	108	2,952
Kayne Anderson Energy Development Fund (Investment Companies)	216	2,017
Kendle International, Inc.* (Commercial Services)	90	1,886
Kenexa Corp.* (Commercial Services)	162	873
Kindred Healthcare, Inc.* (Healthcare - Services)	108	1,615
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	360	5,306
Knight Transportation, Inc. (Transportation)	270	4,093
Knoll, Inc. (Office Furnishings)	252	1,545
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	72	1,045
Korn/Ferry International* (Commercial Services)	216	1,957
L-1 Identity Solutions, Inc.* (Electronics)	270	1,380
Laclede Group, Inc. (Gas)	216	8,420
Lance, Inc. (Food)	216	4,497
Landec Corp.* (Chemicals)	432	2,406
Landry’s Restaurants, Inc. (Retail)	234	1,221
LaSalle Hotel Properties (REIT)	180	1,051
Lawson Software, Inc.* (Software)	486	2,066
Layne Christensen Co.* (Engineering & Construction)	72	1,157
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	306	422
Lear Corp.* (Auto Parts & Equipment)	216	162
Lexington Corporate Properties Trust (REIT)	432	1,028
Libbey, Inc. (Housewares)	252	232
Life Time Fitness, Inc.* (Leisure Time)	126	1,583
Lindsay Manufacturing Co. (Machinery - Diversified)	36	972
Live Nation, Inc.* (Commercial Services)	306	817
Louisiana-Pacific Corp. (Forest Products & Paper)	432	963
Luby’s, Inc.* (Retail)	522	2,563
Lufkin Industries, Inc. (Oil & Gas Services)	54	2,046
Luminex Corp.* (Healthcare - Products)	162	2,935
Macrovision Solutions Corp.* (Entertainment)	324	5,764
Magellan Health Services, Inc.* (Healthcare - Services)	180	6,559
Magma Design Automation, Inc.* (Electronics)	360	270
Maguire Properties, Inc.* (REIT)	216	156
Maidenform Brands, Inc.* (Apparel)	180	1,649
Manhattan Associates, Inc.* (Computers)	162	2,806
Martek Biosciences Corp. (Biotechnology)	126	2,299
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	270	672
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	198	5,257
Masimo Corp.* (Healthcare - Products)	180	5,216
MasTec, Inc.* (Telecommunications)	234	2,829
Matrix Service Co.* (Oil & Gas Services)	108	888
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	108	3,111
Max Capital Group, Ltd. (Insurance)	360	6,206
MAXIMUS, Inc. (Commercial Services)	126	5,022
McMoRan Exploration Co.* (Oil & Gas)	162	761
Medarex, Inc.* (Pharmaceuticals)	558	2,863
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	216	2,672
Mentor Graphics Corp.* (Computers)	342	1,518
MercadoLibre, Inc.* (Commercial Services)	72	1,336
Meridian Bioscience, Inc. (Healthcare - Products)	162	2,935
Merit Medical Systems, Inc.* (Healthcare - Products)	216	2,637
Meritage Homes Corp.* (Home Builders)	126	1,439

See accompanying notes to the Schedules of Portfolio Investments.

Micros Systems, Inc.* (Computers)	288	5,400
Microsemi Corp.* (Semiconductors)	288	3,341
Micrus Endovascular Corp.* (Healthcare - Products)	216	1,290
Minerals Technologies, Inc. (Chemicals)	72	2,308
Mitcham Industries, Inc.* (Commercial Services)	180	686
MKS Instruments, Inc.* (Semiconductors)	216	3,169
Mobile Mini, Inc.* (Storage/Warehousing)	162	1,866
Modine Manufacturing Co. (Auto Parts & Equipment)	198	495
ModusLink Global Solutions, Inc.* (Internet)	216	559
Momenta Pharmaceuticals, Inc.* (Biotechnology)	144	1,585
Monarch Casino & Resort, Inc.* (Lodging)	270	1,393
Monolithic Power Systems, Inc.* (Semiconductors)	144	2,232
Montpelier Re Holdings, Ltd. (Insurance)	450	5,832
MPS Group, Inc.* (Commercial Services)	414	2,463
MSC.Software Corp.* (Software)	324	1,827
Mueller Industries, Inc. (Metal Fabricate/Hardware)	144	3,123
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	450	1,485
MVC Capital, Inc. (Investment Companies)	252	2,119
Myriad Genetics, Inc.* (Biotechnology)	324	14,732
Nara Bancorp, Inc. (Banks)	396	1,164
NATCO Group, Inc. - Class A* (Oil & Gas Services)	90	1,704
National Penn Bancshares, Inc. (Banks)	378	3,137
National Retail Properties, Inc. (REIT)	342	5,417
Natus Medical, Inc.* (Healthcare - Products)	180	1,532
Navigant Consulting Co.* (Commercial Services)	198	2,588
NCI Building Systems, Inc.* (Building Materials)	90	200
Nektar Therapeutics* (Biotechnology)	504	2,717
Ness Technologies, Inc.* (Commercial Services)	378	1,115
Net 1 UEPS Technologies, Inc.* (Commercial Services)	180	2,738
Netflix, Inc.* (Internet)	144	6,180
NETGEAR, Inc.* (Telecommunications)	198	2,386
Netlogic Microsystems, Inc.* (Semiconductors)	90	2,473
New Jersey Resources Corp. (Gas)	270	9,175
NewAlliance Bancshares, Inc. (Savings & Loans)	504	5,917
Newpark Resources, Inc.* (Oil & Gas Services)	324	820
Newport Corp.* (Electronics)	270	1,193
Nicor, Inc. (Gas)	180	5,981
NN, Inc. (Metal Fabricate/Hardware)	306	386
Nordic American Tanker Shipping, Ltd. (Transportation)	126	3,692
Nordson Corp. (Machinery - Diversified)	108	3,070
Novatel Wireless, Inc.* (Telecommunications)	216	1,214
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	234	2,218
Nu Skin Enterprises, Inc. (Retail)	324	3,399
NuVasive, Inc.* (Healthcare - Products)	126	3,954
NYMAGIC, Inc. (Insurance)	144	1,757
Obagi Medical Products, Inc.* (Pharmaceuticals)	252	1,356
Oilsands Quest, Inc.* (Oil & Gas)	414	298
Old National Bancorp (Banks)	342	3,820
Olin Corp. (Chemicals)	270	3,853
Olympic Steel, Inc. (Iron/Steel)	36	546
OM Group, Inc.* (Chemicals)	108	2,087
OMEGA Healthcare Investors, Inc. (REIT)	342	4,815
Omnicell, Inc.* (Software)	252	1,971
Omniture, Inc.* (Commercial Services)	216	2,849
OmniVision Technologies, Inc.* (Semiconductors)	234	1,572
On Assignment, Inc.* (Commercial Services)	306	829
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	180	5,139
Oplink Communications, Inc.* (Telecommunications)	270	2,079
optionsXpress Holdings, Inc. (Diversified Financial Services)	216	2,456
Orbital Sciences Corp.* (Aerospace/Defense)	216	2,568
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	198	7,575
Otter Tail Corp. (Electric)	198	4,366
Overstock.com, Inc.* (Internet)	72	659
Owens & Minor, Inc. (Distribution/Wholesale)	126	4,174
Pacer International, Inc. (Transportation)	198	693
Pacific Capital Bancorp (Banks)	306	2,072
Pacific Sunwear of California, Inc.* (Retail)	324	538
PacWest Bancorp (Banks)	198	2,837
PAETEC Holding Corp.* (Telecommunications)	468	674
Palm, Inc.* (Computers)	450	3,879
Palomar Medical Technologies, Inc.* (Healthcare - Products)	234	1,699
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	180	1,705
Parallel Petroleum Corp.* (Oil & Gas)	180	230
Parametric Technology Corp.* (Software)	450	4,491
PAREXEL International Corp.* (Commercial Services)	216	2,102
Parker Drilling Co.* (Oil & Gas)	450	828
PC-Tel, Inc. (Internet)	342	1,471

See accompanying notes to the Schedules of Portfolio Investments.

PDL BioPharma, Inc. (Biotechnology)	432	3,059
Peet’s Coffee & Tea, Inc.* (Beverages)	198	4,281
Penn Virginia Corp. (Oil & Gas)	126	1,383
Penson Worldwide, Inc.* (Diversified Financial Services)	162	1,042
Perficient, Inc.* (Internet)	198	1,069
Perini Corp.* (Engineering & Construction)	90	1,107
Perot Systems Corp. - Class A* (Computers)	306	3,941
PetMed Express, Inc.* (Pharmaceuticals)	234	3,856
PetroQuest Energy, Inc.* (Oil & Gas)	162	389
PharMerica Corp.* (Pharmaceuticals)	162	2,696
Phase Forward, Inc.* (Software)	198	2,532
PHH Corp.* (Commercial Services)	234	3,288
Phoenix Technologies, Ltd.* (Software)	306	496
Pioneer Drilling Co.* (Oil & Gas)	234	768
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	90	2,321
Plantronics, Inc. (Telecommunications)	198	2,390
Platinum Underwriters Holdings, Ltd. (Insurance)	198	5,615
Plexus Corp.* (Electronics)	180	2,488
PMC-Sierra, Inc.* (Semiconductors)	702	4,479
PNM Resources, Inc. (Electric)	360	2,974
Polaris Industries, Inc. (Leisure Time)	108	2,316
Polycom, Inc.* (Telecommunications)	342	5,263
PolyOne Corp.* (Chemicals)	378	873
Pool Corp. (Distribution/Wholesale)	234	3,136
Portland General Electric Co. (Electric)	342	6,016
Post Properties, Inc. (REIT)	162	1,643
Power Integrations, Inc. (Semiconductors)	144	2,477
Powerwave Technologies, Inc.* (Telecommunications)	612	364
Premiere Global Services, Inc.* (Telecommunications)	306	2,699
Prestige Brands Holdings, Inc.* (Healthcare - Products)	234	1,212
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	162	1,068
Progress Software Corp.* (Software)	234	4,062
Prosperity Bancshares, Inc. (Banks)	216	5,908
Provident Financial Services, Inc. (Savings & Loans)	306	3,308
Provident New York Bancorp (Savings & Loans)	414	3,540
PSS World Medical, Inc.* (Healthcare - Products)	306	4,391
Psychiatric Solutions, Inc.* (Healthcare - Services)	180	2,831
Quest Resource Corp.* (Oil & Gas)	234	73
Quest Software, Inc.* (Software)	342	4,337
Quidel Corp.* (Healthcare - Products)	180	1,660
Quiksilver, Inc.* (Apparel)	450	576
Rackable Systems, Inc.* (Computers)	234	950
RadiSys Corp.* (Computers)	252	1,527
RAIT Financial Trust (REIT)	378	461
Ralcorp Holdings, Inc.* (Food)	126	6,789
RCN Corp.* (Telecommunications)	306	1,132
Realty Income Corp. (REIT)	378	7,114
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	198	291
Redwood Trust, Inc. (REIT)	126	1,934
Regal-Beloit Corp. (Hand/Machine Tools)	108	3,309
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	252	3,493
Regis Corp. (Retail)	180	2,601
Rent-A-Center, Inc.* (Commercial Services)	234	4,533
Resources Connection, Inc.* (Commercial Services)	162	2,443
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	144	884
Riverbed Technology, Inc.* (Computers)	234	3,061
Robbins & Myers, Inc. (Machinery - Diversified)	108	1,638
Rock-Tenn Co. - Class A (Forest Products & Paper)	162	4,382
Rockwood Holdings, Inc.* (Chemicals)	162	1,286
Rofin-Sinar Technologies, Inc.* (Electronics)	126	2,031
Rosetta Resources, Inc.* (Oil & Gas)	198	980
Royal Gold, Inc. (Mining)	198	9,258
RTI Biologics, Inc.* (Healthcare - Products)	342	975
RTI International Metals, Inc.* (Mining)	90	1,053
Ruddick Corp. (Food)	144	3,233
S&T Bancorp, Inc. (Banks)	198	4,200
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	342	3,249
Savient Pharmaceuticals, Inc.* (Biotechnology)	180	891
SAVVIS, Inc.* (Telecommunications)	198	1,226
School Specialty, Inc.* (Retail)	162	2,850
Schulman (A.), Inc. (Chemicals)	252	3,415
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	234	4,320
Seabright Insurance Holdings* (Insurance)	288	3,012
Seattle Genetics, Inc.* (Biotechnology)	306	3,017
Selective Insurance Group, Inc. (Insurance)	234	2,845
Semtech Corp.* (Semiconductors)	342	4,566
Senior Housing Properties Trust (REIT)	396	5,552
Sensient Technologies Corp. (Chemicals)	198	4,653
Sequenom, Inc.* (Biotechnology)	270	3,839
Silgan Holdings, Inc. (Packaging & Containers)	108	5,674
Silicon Image, Inc.* (Semiconductors)	450	1,080
Sinclair Broadcast Group, Inc. - Class A (Media)	450	464
SkyWest, Inc. (Airlines)	306	3,807
Skyworks Solutions, Inc.* (Semiconductors)	540	4,352

See accompanying notes to the Schedules of Portfolio Investments.

Smart Balance, Inc.* (Food)	324	1,957
Solera Holdings, Inc.* (Software)	216	5,352
Solutia, Inc.* (Chemicals)	252	471
Sonic Corp.* (Retail)	342	3,427
SONICWALL, Inc.* (Internet)	360	1,606
Sonus Networks, Inc.* (Telecommunications)	702	1,102
Sotheby’s (Commercial Services)	234	2,106
Southwest Gas Corp. (Water)	378	1,625
Spartan Stores, Inc. (Food)	144	2,219
Starent Networks Corp.* (Software)	180	2,846
STEC, Inc.* (Computers)	216	1,592
Steinway Musical Instruments, Inc.* (Commercial Services)	126	1,508
STERIS Corp. (Healthcare - Products)	216	5,028
Sterling Bancorp (Banks)	270	2,673
Sterling Bancshares, Inc. (Banks)	630	4,120
Steven Madden, Ltd.* (Apparel)	162	3,042
Stewart Information Services Corp. (Insurance)	198	3,861
Stifel Financial Corp.* (Diversified Financial Services)	108	4,677
Stone Energy Corp.* (Oil & Gas)	72	240
Strategic Hotels & Resorts, Inc. (REIT)	504	348
Sun Communities, Inc. (REIT)	378	4,472
Sun Healthcare Group, Inc.* (Healthcare - Services)	234	1,975
Sunrise Assisted Living, Inc.* (Healthcare - Services)	162	110
Sunstone Hotel Investors, Inc. (REIT)	325	855
Superior Industries International, Inc. (Auto Parts & Equipment)	234	2,773
Superior Well Services, Inc.* (Oil & Gas Services)	108	554
Susquehanna Bancshares, Inc. (Banks)	396	3,695
SVB Financial Group* (Banks)	180	3,602
Swift Energy Co.* (Oil & Gas)	90	657
Switch & Data Facilities Co.* (Internet)	144	1,263
Sybase, Inc.* (Software)	270	8,178
Sykes Enterprises, Inc.* (Computers)	198	3,293
Synaptics, Inc.* (Computers)	126	3,372
Syniverse Holdings, Inc.* (Telecommunications)	180	2,837
T-3 Energy Services, Inc.* (Oil & Gas Services)	54	636
Take-Two Interactive Software, Inc. (Software)	270	2,255
Tanger Factory Outlet Centers, Inc. (REIT)	162	4,999
Taser International, Inc.* (Electronics)	378	1,769
Team, Inc.* (Commercial Services)	90	1,055
Technitrol, Inc. (Electronics)	216	369
Tecumseh Products Co. - Class A* (Machinery - Diversified)	72	325
Tekelec* (Telecommunications)	360	4,763
Teledyne Technologies, Inc.* (Aerospace/Defense)	108	2,881
TeleTech Holdings, Inc.* (Commercial Services)	216	2,352
Tempur-Pedic International, Inc. (Home Furnishings)	270	1,971
Tennant Co. (Machinery - Diversified)	108	1,012
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	234	381
Tessera Technologies, Inc.* (Semiconductors)	198	2,647
Tetra Tech, Inc.* (Environmental Control)	216	4,402
Texas Capital Bancshares, Inc.* (Banks)	306	3,446
Texas Industries, Inc. (Building Materials)	54	1,350
The Cato Corp. - Class A (Retail)	216	3,948
The Children’s Place Retail Stores, Inc.* (Retail)	90	1,970
The Finish Line, Inc. - Class A (Retail)	252	1,668
The Geo Group, Inc.* (Commercial Services)	198	2,623
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	144	765
The Gymboree Corp.* (Apparel)	90	1,922
The Hain Celestial Group, Inc.* (Food)	234	3,332
The Knot, Inc.* (Internet)	306	2,509
The Medicines Co.* (Pharmaceuticals)	234	2,537
The Men’s Wearhouse, Inc. (Retail)	198	2,998
The Pep Boys - Manny, Moe & Jack (Retail)	342	1,508
The Phoenix Cos., Inc. (Insurance)	540	632
The Ryland Group, Inc. (Home Builders)	162	2,699
The Spectranetics Corp.* (Healthcare - Products)	252	638
The Steak n Shake Co.* (Retail)	450	3,406
The Timberland Co. - Class A* (Apparel)	216	2,579
The Ultimate Software Group, Inc.* (Software)	108	1,864
The Warnaco Group, Inc.* (Apparel)	144	3,456
Theravance, Inc.* (Pharmaceuticals)	270	4,590
thinkorswim Group, Inc.* (Diversified Financial Services)	270	2,333
Thoratec Corp.* (Healthcare - Products)	270	6,936
THQ, Inc.* (Software)	252	766
Tibco Software, Inc.* (Internet)	720	4,226
Titan International, Inc. (Auto Parts & Equipment)	126	634
TiVo, Inc.* (Home Furnishings)	468	3,295
TNS, Inc.* (Commercial Services)	144	1,178
Toreador Resources Corp. (Oil & Gas)	252	633
Town Sports International Holdings, Inc.* (Commercial Services)	270	807
Tractor Supply Co.* (Retail)	144	5,193
TradeStation Group, Inc.* (Diversified Financial Services)	306	2,020
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	144	4,729

See accompanying notes to the Schedules of Portfolio Investments.

Tredegar Corp. (Miscellaneous Manufacturing)	198	3,233
TreeHouse Foods, Inc.* (Food)	180	5,182
Triple-S Management Corp. - Class B* (Healthcare - Services)	234	2,883
TriQuint Semiconductor, Inc.* (Semiconductors)	558	1,378
True Religion Apparel, Inc.* (Apparel)	90	1,063
TrueBlue, Inc.* (Commercial Services)	234	1,931
TrustCo Bank Corp. NY (Banks)	576	3,468
Trustmark Corp. (Banks)	252	4,632
TTM Technologies, Inc.* (Electronics)	288	1,670
Tupperware Corp. (Household Products/Wares)	198	3,364
tw telecom, Inc.* (Telecommunications)	504	4,410
TXCO Resources, Inc.* (Oil & Gas)	270	111
U-Store-It Trust (REIT)	432	873
U.S. Physical Therapy, Inc.* (Healthcare - Services)	306	2,962
UAL Corp.* (Airlines)	396	1,774
Ultratech Stepper, Inc.* (Semiconductors)	198	2,473
UMB Financial Corp. (Banks)	126	5,354
Under Armour, Inc. - Class A* (Retail)	126	2,070
Unisource Energy Corp. (Electric)	144	4,059
United America Indemnity, Ltd. - Class A* (Insurance)	252	1,013
United Natural Foods, Inc.* (Food)	198	3,756
United Online, Inc. (Internet)	288	1,284
United Therapeutics Corp.* (Pharmaceuticals)	72	4,758
Universal American Financial Corp.* (Insurance)	270	2,287
Universal Corp. (Agriculture)	90	2,693
Universal Health Realty Income Trust (REIT)	180	5,261
Universal Technical Institute, Inc.* (Commercial Services)	234	2,808
USA Mobility, Inc. (Telecommunications)	378	3,481
USEC, Inc.* (Mining)	396	1,901
UTStarcom, Inc.* (Telecommunications)	558	435
VAALCO Energy, Inc.* (Oil & Gas)	342	1,809
Vail Resorts, Inc.* (Entertainment)	126	2,574
Valassis Communications, Inc.* (Commercial Services)	216	339
Valeant Pharmaceuticals International* (Pharmaceuticals)	270	4,803
ValueClick, Inc.* (Internet)	324	2,757
Varian, Inc.* (Electronics)	108	2,564
Veeco Instruments, Inc.* (Semiconductors)	234	1,561
Venoco, Inc.* (Oil & Gas)	108	354
VeriFone Holdings, Inc.* (Software)	270	1,836
Vignette Corp.* (Internet)	270	1,804
ViroPharma, Inc.* (Pharmaceuticals)	288	1,512
VistaPrint, Ltd.* (Commercial Services)	180	4,948
Vital Images, Inc.* (Software)	234	2,637
VIVUS, Inc.* (Healthcare - Products)	378	1,633
Volcano Corp.* (Healthcare - Products)	234	3,405
Volcom, Inc.* (Apparel)	90	873
Volterra Semiconductor Corp.* (Semiconductors)	180	1,519
W.R. Grace & Co.* (Chemicals)	252	1,593
Wabtec Corp. (Machinery - Diversified)	144	3,799
Warren Resources, Inc.* (Oil & Gas)	324	311
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	126	6,221
Watts Water Technologies, Inc. - Class A (Electronics)	180	3,521
Websense, Inc.* (Internet)	216	2,592
Werner Enterprises, Inc. (Transportation)	288	4,355
West Coast Bancorp (Banks)	288	639
West Pharmaceutical Services, Inc. (Healthcare - Products)	108	3,543
Westamerica Bancorp (Banks)	108	4,920
Westar Energy, Inc. (Electric)	396	6,942
Westfield Financial, Inc. (Banks)	378	3,326
Willbros Group, Inc.* (Oil & Gas Services)	126	1,222
Wind River Systems, Inc.* (Software)	342	2,189
Winn-Dixie Stores, Inc.* (Food)	216	2,065
WMS Industries, Inc.* (Leisure Time)	162	3,387
Wolverine World Wide, Inc. (Apparel)	180	2,804
Woodward Governor Co. (Electronics)	198	2,214
World Fuel Services Corp. (Retail)	144	4,555
World Wrestling Entertainment, Inc. (Entertainment)	306	3,531
Worthington Industries, Inc. (Metal Fabricate/Hardware)	270	2,352
Wright Express Corp.* (Commercial Services)	162	2,952
Wright Medical Group, Inc.* (Healthcare - Products)	198	2,580
XenoPort, Inc.* (Pharmaceuticals)	90	1,742
YRC Worldwide, Inc.* (Transportation)	252	1,131
Zenith National Insurance Corp. (Insurance)	144	3,472
Zoll Medical Corp.* (Healthcare - Products)	90	1,292
Zoltek Cos., Inc.* (Chemicals)	108	735
See accompanying notes to the Schedules of Portfolio Investments.

Zoran Corp.* (Semiconductors)	270	2,376

TOTAL COMMON STOCKS
(Cost $1,656,837)		1,837,050

	Principal
	Amount

Repurchase Agreements (79.5%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,086,002 (Collateralized by $1,110,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $1,112,696)	$1,086,000	1,086,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $52,000 (Collateralized by $54,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $53,994)	52,000	52,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,086,002 (Collateralized by $1,110,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,112,815)	1,086,000	1,086,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $7,000 (Collateralized by $20,000 of various Federal Home Loan Bank Securities, 0.80%-1.12%, 12/30/09-1/15/10, market value $20,080)	7,000	7,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $618,001 (Collateralized by $614,000 of various Federal Home Loan Mortgage Corp. Securities, 4.13%-4.75%, 1/18/11-7/14/11, market value $630,998)	618,000	618,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,849,000)		2,849,000

	Shares

Rights/Warrants(NM)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* @ $12.21 (Retail - Restaurants)	21	0
United America Indemnity, Ltd., expiring 4/7/09* @ $3.50 (Insurance)	168	0

TOTAL RIGHTS/WARRANTS
(Cost $342)		0

TOTAL INVESTMENT SECURITIES
(Cost $4,506,179)—130.7%		4,686,050
Net other assets (liabilities)—(30.7)%		(1,099,725)

NET ASSETS—100.0%		$3,586,325

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $500,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $125,940)	3	$17,213
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/27/09	$473,621	$(31,255)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.8%
Auto Parts & Equipment	0.1%
Banks	3.3%
Beverages	0.2%
Biotechnology	2.0%
Building Materials	0.2%
Chemicals	0.8%
Coal	NM
Commercial Services	3.4%
Computers	1.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.0%
Electric	1.8%
Electrical Components & Equipment	0.4%
Electronics	1.2%
Energy - Alternate Sources	NM
Engineering & Construction	0.3%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare - Products	2.6%
Healthcare - Services	1.0%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.3%
Housewares	NM
Insurance	2.1%
Internet	1.5%
Investment Companies	0.5%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	NM
Machinery - Diversified	0.6%
Media	0.1%
Metal Fabricate/Hardware	0.3%
Mining	0.5%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.1%
Oil & Gas	0.6%
Oil & Gas Services	0.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.4%
REIT	2.5%
Real Estate	0.1%
Retail	3.3%
Savings & Loans	0.9%
Semiconductors	1.7%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Toys/Games/Hobbies	0.1%
Transportation	NM
Water	0.4%
Other**	48.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	March 31, 2009
(unaudited)

	Principal Amount	Value

U.S. Government Agency Obligations (20.3%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$44,000	$44,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,000)		44,000

Repurchase Agreements (80.0%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $44,000 (Collateralized by $50,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $50,121)	44,000	44,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $44,000 (Collateralized by $46,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $45,995)	44,000	44,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $44,000 (Collateralized by $50,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $50,127)	44,000	44,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $41,000 (Collateralized by $50,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $50,271)	41,000	41,000

TOTAL REPURCHASE AGREEMENTS (Cost $173,000)		173,000

TOTAL INVESTMENT SECURITIES (Cost $217,000)—100.3%		217,000
Net other assets (liabilities)—(0.3)%		(707)

NET ASSETS—100.0%		$216,293

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $100,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 6/19/09 (Underlying notional amount at value $37,685)	1	$3,367

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/27/09	$178,482	$(3,849)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (77.0%)
Activision Blizzard, Inc.* (Software)	23,895	$249,942
Adobe Systems, Inc.* (Software)	10,449	223,504
Akamai Technologies, Inc.* (Internet)	3,321	64,427
Altera Corp. (Semiconductors)	8,424	147,841
Amazon.com, Inc.* (Internet)	5,751	422,353
Amgen, Inc.* (Biotechnology)	9,801	485,346
Apollo Group, Inc. - Class A* (Commercial Services)	3,240	253,789
Apple Computer, Inc.* (Computers)	25,434	2,673,622
Applied Materials, Inc. (Semiconductors)	14,013	150,640
Autodesk, Inc.* (Software)	4,779	80,335
Automatic Data Processing, Inc. (Software)	7,290	256,316
Baidu, Inc.ADR* (Internet)	486	85,828
Bed Bath & Beyond, Inc.* (Retail)	7,128	176,418
Biogen Idec, Inc.* (Biotechnology)	6,561	343,928
Broadcom Corp. - Class A* (Semiconductors)	7,938	158,601
C.H. Robinson Worldwide, Inc. (Transportation)	3,402	155,165
CA, Inc. (Software)	10,206	179,728
Celgene Corp.* (Biotechnology)	9,315	413,586
Cephalon, Inc.* (Pharmaceuticals)	1,296	88,258
Check Point Software Technologies, Ltd.* (Internet)	4,212	93,549
Cintas Corp. (Textiles)	3,726	92,107
Cisco Systems, Inc.* (Telecommunications)	42,687	715,861
Citrix Systems, Inc.* (Software)	4,374	99,027
Cognizant Technology Solutions Corp.* (Computers)	5,751	119,563
Comcast Corp. - Special Class A (Media)	29,484	402,162
Costco Wholesale Corp. (Retail)	4,617	213,859
Dell, Inc.* (Computers)	14,580	138,218
DENTSPLY International, Inc. (Healthcare - Products)	2,916	78,295
DIRECTV Group, Inc.* (Media)	15,147	345,200
DISH Network Corp. - Class A* (Media)	4,374	48,595
eBay, Inc.* (Internet)	19,521	245,184
Electronic Arts, Inc.* (Software)	6,642	120,818
Expedia, Inc.* (Internet)	5,751	52,219
Expeditors International of Washington, Inc. (Transportation)	4,212	119,157
Express Scripts, Inc.* (Pharmaceuticals)	4,455	205,687
Fastenal Co. (Distribution/Wholesale)	2,835	91,159
First Solar, Inc.* (Energy - Alternate Sources)	1,458	193,477
Fiserv, Inc.* (Software)	3,969	144,710
Flextronics International, Ltd.* (Electronics)	17,982	51,968
FLIR Systems, Inc.* (Electronics)	2,997	61,379
Foster Wheeler AG* (Engineering & Construction)	2,673	46,697
Garmin, Ltd. (Electronics)	3,726	79,028
Genzyme Corp.* (Biotechnology)	6,966	413,711
Gilead Sciences, Inc.* (Pharmaceuticals)	18,306	847,934
Google, Inc. - Class A* (Internet)	2,916	1,014,943
Hansen Natural Corp.* (Beverages)	1,782	64,152
Henry Schein, Inc.* (Healthcare - Products)	1,782	71,298
Hologic, Inc.* (Healthcare - Products)	5,508	72,100
IAC/InterActiveCorp* (Internet)	2,916	44,411
Illumina, Inc.* (Biotechnology)	2,430	90,493
Infosys Technologies, Ltd.ADR (Software)	2,268	60,397
Intel Corp. (Semiconductors)	39,852	599,773
Intuit, Inc.* (Software)	8,262	223,074
Intuitive Surgical, Inc.* (Healthcare - Products)	729	69,517
J.B. Hunt Transport Services, Inc. (Transportation)	2,511	60,540
Joy Global, Inc. (Machinery - Construction & Mining)	2,025	43,133
Juniper Networks, Inc.* (Telecommunications)	6,966	104,908
KLA -Tencor Corp. (Semiconductors)	4,212	84,240
Lam Research Corp.* (Semiconductors)	2,592	59,020
Liberty Global, Inc. - Class A* (Media)	2,916	42,457
Liberty Media Holding Corp. - Interactive Series A* (Internet)	11,097	32,181
Life Technologies Corp.* (Biotechnology)	3,564	115,759
Linear Technology Corp. (Semiconductors)	5,994	137,742
Logitech International S.A.ADR* (Computers)	3,564	36,638
Marvell Technology Group, Ltd.* (Semiconductors)	11,907	109,068
Maxim Integrated Products, Inc. (Semiconductors)	6,075	80,251
Microchip Technology, Inc. (Semiconductors)	3,078	65,223
Microsoft Corp. (Software)	62,613	1,150,201
Millicom International Cellular S.A. (Telecommunications)	2,106	78,006
NetApp, Inc.* (Computers)	7,047	104,577
News Corp. - Class A (Media)	28,998	191,967
NII Holdings, Inc. - Class B* (Telecommunications)	3,240	48,600
NVIDIA Corp.* (Semiconductors)	10,773	106,222
O’Reilly Automotive, Inc.* (Retail)	2,754	96,418
Oracle Corp.* (Software)	43,092	778,672
PACCAR, Inc. (Auto Manufacturers)	8,262	212,829
Patterson Cos., Inc.* (Healthcare - Products)	2,349	44,302
Paychex, Inc. (Commercial Services)	6,966	178,817
Pharmaceutical Product Development, Inc. (Commercial Services)	2,268	53,797
Qualcomm, Inc. (Telecommunications)	40,662	1,582,158
Research In Motion, Ltd.* (Computers)	11,583	498,880
Ross Stores, Inc. (Retail)	2,673	95,907
Ryanair Holdings PLCADR* (Airlines)	2,349	54,285
Seagate Technology (Computers)	9,963	59,878
Sears Holdings Corp.* (Retail)	2,592	118,480
Sigma-Aldrich Corp. (Chemicals)	2,349	88,769
Staples, Inc. (Retail)	9,801	177,496

See accompanying notes to the Schedules of Portfolio Investments.

Starbucks Corp.* (Retail)	20,898	232,177
Steel Dynamics, Inc. (Iron/Steel)	3,807	33,540
Stericycle, Inc.* (Environmental Control)	1,782	85,055
Sun Microsystems, Inc.* (Computers)	6,561	48,027
Symantec Corp.* (Internet)	17,577	262,600
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	14,661	660,478
Urban Outfitters, Inc.* (Retail)	3,321	54,365
VeriSign, Inc.* (Internet)	3,645	68,781
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,402	97,739
Warner Chilcott, Ltd.* (Pharmaceuticals)	5,103	53,684
Wynn Resorts, Ltd.* (Lodging)	2,430	48,527
Xilinx, Inc. (Semiconductors)	7,371	141,228
Yahoo!, Inc.* (Internet)	13,689	175,356

TOTAL COMMON STOCKS
(Cost $14,173,368)		22,592,327

	Principal
	Amount

Repurchase Agreements (38.0%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $4,252,007 (Collateralized by $4,335,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $4,345,529)	$4,252,000	4,252,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $204,001 (Collateralized by $209,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $208,978)	204,000	204,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $4,252,009 (Collateralized by $4,250,000 of various U.S. Government Agency Obligations, 0.80%-5.87%, 12/30/09-8/14/17, market value $4,341,467)	4,252,000	4,252,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $31,000 (Collateralized by $40,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $40,217)	31,000	31,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,402,005 (Collateralized by $2,383,876 various U.S. Government Agency Obligations, 4.25%-5.25%, 6/10/11-6/24/11, market value $2,455,333)	2,402,000	2,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,141,000)		11,141,000

TOTAL INVESTMENT SECURITIES
(Cost $25,314,368)—115.0%		33,733,327
Net other assets (liabilities)—(15.0)%		(4,410,471)

NET ASSETS—100.0%		$29,322,856

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $1,600,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
ADR	American Depositary Receipt
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/19/09 (Underlying notional amount at value $2,392,020)	97	$135,679

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/27/09	$4,349,756	$(115,669)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.2%
Biotechnology	6.7%
Chemicals	0.3%
Commercial Services	1.7%
Computers	12.6%
Distribution/Wholesale	0.3%
Electronics	0.7%
Energy - Alternate Sources	0.7%
Engineering & Construction	0.2%
Environmental Control	0.3%
Healthcare - Products	1.0%
Internet	8.6%
Iron/Steel	0.1%
Lodging	0.2%
Machinery - Construction & Mining	0.1%
Media	3.6%
Pharmaceuticals	6.3%
Retail	3.9%
Semiconductors	6.3%
Software	12.2%

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications	8.7%
Textiles	0.3%
Transportation	1.1%
Other**	23.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Abbott Laboratories (Pharmaceuticals)	4,761	$227,100
Advanced Micro Devices, Inc.* (Semiconductors)	2,484	7,576
Aetna, Inc. (Healthcare - Services)	1,449	35,254
Affiliated Computer Services, Inc. - Class A* (Computers)	207	9,913
AFLAC, Inc. (Insurance)	1,242	24,045
Air Products & Chemicals, Inc. (Chemicals)	1,242	69,862
AK Steel Holding Corp. (Iron/Steel)	621	4,422
Alcoa, Inc. (Mining)	4,968	36,465
Allegheny Energy, Inc. (Electric)	1,035	23,981
Allegheny Technologies, Inc. (Iron/Steel)	207	4,539
Allergan, Inc. (Pharmaceuticals)	1,035	49,432
Allstate Corp. (Insurance)	3,312	63,425
Altria Group, Inc. (Agriculture)	13,041	208,917
Ameren Corp. (Electric)	1,242	28,802
American Electric Power, Inc. (Electric)	2,484	62,746
American Express Co. (Diversified Financial Services)	2,484	33,857
American International Group, Inc. (Insurance)	16,974	16,974
American Tower Corp.* (Telecommunications)	1,863	56,691
Ameriprise Financial, Inc. (Diversified Financial Services)	1,449	29,690
AmerisourceBergen Corp. (Pharmaceuticals)	1,035	33,803
Analog Devices, Inc. (Semiconductors)	1,863	35,900
AON Corp. (Insurance)	1,035	42,249
Apartment Investment and Management Co. - Class A (REIT)	621	3,403
Applied Materials, Inc. (Semiconductors)	2,277	24,478
Archer-Daniels-Midland Co. (Agriculture)	4,140	115,009
Assurant, Inc. (Insurance)	828	18,034
AT&T, Inc. (Telecommunications)	37,260	938,952
Automatic Data Processing, Inc. (Software)	1,449	50,947
AutoNation, Inc.* (Retail)	621	8,619
Avalonbay Communities, Inc. (REIT)	414	19,483
Avery Dennison Corp. (Household Products/Wares)	621	13,873
Bank of America Corp. (Banks)	40,158	273,878
Bank of New York Mellon Corp. (Banks)	7,245	204,671
Bard (C.R.), Inc. (Healthcare - Products)	207	16,502
Baxter International, Inc. (Healthcare - Products)	1,863	95,423
BB&T Corp. (Banks)	3,519	59,541
Becton, Dickinson & Co. (Healthcare - Products)	621	41,756
Bemis Co., Inc. (Packaging & Containers)	621	13,022
Best Buy Co., Inc. (Retail)	828	31,431
Big Lots, Inc.* (Retail)	207	4,301
Boeing Co. (Aerospace/Defense)	2,277	81,016
Boston Properties, Inc. (REIT)	828	29,005
Boston Scientific Corp.* (Healthcare - Products)	6,003	47,724
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,627	276,784
Broadcom Corp. - Class A* (Semiconductors)	1,449	28,951
Brown-Forman Corp. (Beverages)	207	8,038
Burlington Northern Santa Fe Corp. (Transportation)	828	49,804
CA, Inc. (Software)	1,035	18,226
Capital One Financial Corp. (Diversified Financial Services)	2,484	30,404
Cardinal Health, Inc. (Pharmaceuticals)	2,277	71,680
Carnival Corp. - Class A (Leisure Time)	2,691	58,126
CBS Corp. - Class B (Media)	4,347	16,692
CenterPoint Energy, Inc. (Electric)	2,277	23,749
Centex Corp. (Home Builders)	414	3,105
CenturyTel, Inc. (Telecommunications)	621	17,463
Cephalon, Inc.* (Pharmaceuticals)	207	14,097
CF Industries Holdings, Inc. (Chemicals)	207	14,724
Chubb Corp. (Insurance)	1,035	43,801
Ciena Corp.* (Telecommunications)	621	4,831
CIGNA Corp. (Insurance)	1,656	29,129
Cincinnati Financial Corp. (Insurance)	1,035	23,670
Cintas Corp. (Textiles)	414	10,234
CIT Group, Inc. (Diversified Financial Services)	1,863	5,310
Citigroup, Inc. (Diversified Financial Services)	34,569	87,460
Citrix Systems, Inc.* (Software)	414	9,373
Clorox Co. (Household Products/Wares)	828	42,625
CMS Energy Corp. (Electric)	1,449	17,156
Coca-Cola Co. (Beverages)	3,726	163,758
Coca-Cola Enterprises, Inc. (Beverages)	2,070	27,303
Comcast Corp. - Special Class A (Media)	10,764	146,821
Comerica, Inc. (Banks)	1,035	18,951
Computer Sciences Corp.* (Computers)	1,035	38,129
ConAgra Foods, Inc. (Food)	2,898	48,889
ConocoPhillips (Oil & Gas)	3,312	129,698
Consolidated Edison, Inc. (Electric)	1,656	65,594
Constellation Brands, Inc.* (Beverages)	621	7,390
Constellation Energy Group, Inc. (Electric)	1,035	21,383
Convergys Corp.* (Commercial Services)	828	6,690
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,035	26,765
Corning, Inc. (Telecommunications)	9,936	131,851
Costco Wholesale Corp. (Retail)	1,449	67,118
Coventry Health Care, Inc.* (Healthcare - Services)	414	5,357
Covidien, Ltd. (Healthcare - Products)	3,105	103,210
CSX Corp. (Transportation)	2,484	64,211

See accompanying notes to the Schedules of Portfolio Investments.

Cummins, Inc. (Machinery - Diversified)	414	10,536
CVS Corp. (Retail)	4,347	119,499
D.R. Horton, Inc. (Home Builders)	1,242	12,047
Darden Restaurants, Inc. (Retail)	828	28,367
Dean Foods Co.* (Food)	414	7,485
Deere & Co. (Machinery - Diversified)	1,035	34,020
DENTSPLY International, Inc. (Healthcare - Products)	414	11,116
Diamond Offshore Drilling, Inc. (Oil & Gas)	207	13,012
DIRECTV Group, Inc.* (Media)	2,070	47,175
Discover Financial Services (Diversified Financial Services)	1,242	7,837
Dominion Resources, Inc. (Electric)	3,726	115,469
Dover Corp. (Miscellaneous Manufacturing)	1,242	32,764
Dr. Pepper Snapple Group, Inc.* (Beverages)	621	10,501
DTE Energy Co. (Electric)	1,035	28,669
Duke Energy Corp. (Electric)	8,073	115,605
Dynegy, Inc. - Class A* (Electric)	3,105	4,378
E* TRADE Financial Corp.* (Diversified Financial Services)	1,863	2,385
E.I. du Pont de Nemours & Co. (Chemicals)	5,796	129,425
Eastman Chemical Co. (Chemicals)	414	11,095
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,656	6,293
Eaton Corp. (Miscellaneous Manufacturing)	1,035	38,150
Edison International (Electric)	2,070	59,637
El Paso Corp. (Pipelines)	4,347	27,169
Electronic Arts, Inc.* (Software)	1,242	22,592
Eli Lilly & Co. (Pharmaceuticals)	6,417	214,392
Embarq Corp. (Telecommunications)	828	31,340
EMC Corp.* (Computers)	4,347	49,556
Emerson Electric Co. (Electrical Components & Equipment)	1,863	53,245
Entergy Corp. (Electric)	1,242	84,568
EQT Corp. (Oil & Gas)	207	6,485
Equity Residential Properties Trust (REIT)	1,656	30,388
Exelon Corp. (Electric)	4,140	187,915
Expedia, Inc.* (Internet)	828	7,518
Family Dollar Stores, Inc. (Retail)	414	13,815
Federated Investors, Inc. - Class B (Diversified Financial Services)	207	4,608
FedEx Corp. (Transportation)	1,035	46,047
Fidelity National Information Services, Inc. (Software)	1,242	22,604
Fifth Third Bancorp (Banks)	3,726	10,880
First Horizon National Corp. (Banks)	828	8,893
FirstEnergy Corp. (Electric)	1,863	71,912
Flowserve Corp. (Machinery - Diversified)	414	23,234
Fluor Corp. (Engineering & Construction)	621	21,456
Ford Motor Co.* (Auto Manufacturers)	15,111	39,742
Fortune Brands, Inc. (Household Products/Wares)	1,035	25,409
FPL Group, Inc. (Electric)	2,691	136,514
Frontier Communications Corp. (Telecommunications)	2,070	14,863
Gannett Co., Inc. (Media)	1,449	3,188
General Dynamics Corp. (Aerospace/Defense)	1,035	43,046
General Electric Co. (Miscellaneous Manufacturing)	66,447	671,779
General Mills, Inc. (Food)	1,035	51,626
General Motors Corp. (Auto Manufacturers)	2,691	5,221
Genuine Parts Co. (Distribution/Wholesale)	1,035	30,905
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,691	5,113
Genzyme Corp.* (Biotechnology)	828	49,175
Gilead Sciences, Inc.* (Pharmaceuticals)	2,070	95,882
Goodrich Corp. (Aerospace/Defense)	828	31,373
H & R Block, Inc. (Commercial Services)	2,070	37,653
Halliburton Co. (Oil & Gas Services)	2,691	41,630
Harley-Davidson, Inc. (Leisure Time)	621	8,315
Harman International Industries, Inc. (Home Furnishings)	207	2,801
Hartford Financial Services Group, Inc. (Insurance)	1,863	14,625
Hasbro, Inc. (Toys/Games/Hobbies)	828	20,758
HCP, Inc. (REIT)	1,656	29,560
Health Care REIT, Inc. (REIT)	621	18,996
Heinz (H.J.) Co. (Food)	828	27,374
Hewlett-Packard Co. (Computers)	5,382	172,547
Home Depot, Inc. (Retail)	3,933	92,661
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,554	126,874
Hormel Foods Corp. (Food)	207	6,564
Hospira, Inc.* (Pharmaceuticals)	621	19,164
Host Marriott Corp. (REIT)	3,312	12,983
Hudson City Bancorp, Inc. (Savings & Loans)	1,242	14,519
Humana, Inc.* (Healthcare - Services)	414	10,797
Huntington Bancshares, Inc. (Banks)	2,277	3,780
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,242	38,316
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,070	28,566
Integrys Energy Group, Inc. (Electric)	414	10,781
Intel Corp. (Semiconductors)	18,423	277,266
International Business Machines Corp. (Computers)	2,484	240,675
International Flavors & Fragrances, Inc. (Chemicals)	207	6,305
International Game Technology (Entertainment)	1,863	17,177
International Paper Co. (Forest Products & Paper)	2,691	18,945
Interpublic Group of Cos., Inc.* (Advertising)	3,105	12,793
Invesco, Ltd. (Diversified Financial Services)	2,484	34,428
Iron Mountain, Inc.* (Commercial Services)	414	9,178
ITT Industries, Inc. (Miscellaneous Manufacturing)	414	15,927
J.C. Penney Co., Inc. (Retail)	1,449	29,081

See accompanying notes to the Schedules of Portfolio Investments.

J.P. Morgan Chase & Co. (Diversified Financial Services)	23,598	627,235
Jabil Circuit, Inc. (Electronics)	1,242	6,906
Jacobs Engineering Group, Inc.* (Engineering & Construction)	414	16,005
Janus Capital Group, Inc. (Diversified Financial Services)	1,035	6,883
JDS Uniphase Corp.* (Telecommunications)	1,449	4,709
JM Smucker Co. (Food)	828	30,860
Johnson Controls, Inc. (Auto Parts & Equipment)	3,726	44,712
Juniper Networks, Inc.* (Telecommunications)	2,070	31,174
KB Home (Home Builders)	207	2,728
KeyCorp (Banks)	3,105	24,436
Kimberly-Clark Corp. (Household Products/Wares)	1,035	47,724
Kimco Realty Corp. (REIT)	1,449	11,041
King Pharmaceuticals, Inc.* (Pharmaceuticals)	828	5,854
KLA -Tencor Corp. (Semiconductors)	1,035	20,700
Kohls Corp.* (Retail)	621	26,281
Kraft Foods, Inc. (Food)	9,315	207,631
Kroger Co. (Food)	2,484	52,710
L-3 Communications Holdings, Inc. (Aerospace/Defense)	207	14,035
Legg Mason, Inc. (Diversified Financial Services)	828	13,165
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,035	13,445
Lennar Corp. - Class A (Home Builders)	828	6,218
Leucadia National Corp.* (Holding Companies - Diversified)	414	6,164
Life Technologies Corp.* (Biotechnology)	621	20,170
Limited, Inc. (Retail)	1,656	14,407
Lincoln National Corp. (Insurance)	1,656	11,079
Linear Technology Corp. (Semiconductors)	1,449	33,298
Loews Corp. (Insurance)	1,242	27,448
Lorillard, Inc. (Agriculture)	1,035	63,901
Lowe’s Cos., Inc. (Retail)	2,691	49,111
LSI Logic Corp.* (Semiconductors)	2,484	7,551
M&T Bank Corp. (Banks)	414	18,729
Macy’s, Inc. (Retail)	2,691	23,950
Manitowoc Co. (Machinery - Diversified)	828	2,708
Marathon Oil Corp. (Oil & Gas)	1,656	43,536
Marriott International, Inc. - Class A (Lodging)	621	10,160
Marsh & McLennan Cos., Inc. (Insurance)	3,312	67,068
Marshall & Ilsley Corp. (Banks)	1,656	9,323
Masco Corp. (Building Materials)	2,277	15,893
Massey Energy Co. (Coal)	621	6,285
Mattel, Inc. (Toys/Games/Hobbies)	2,277	26,254
MBIA, Inc.* (Insurance)	621	2,844
McAfee, Inc.* (Internet)	414	13,869
McCormick & Co., Inc. (Food)	414	12,242
McDonald’s Corp. (Retail)	3,519	192,032
McKesson Corp. (Commercial Services)	1,656	58,026
MeadWestvaco Corp. (Forest Products & Paper)	1,035	12,410
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,070	85,574
Merck & Co., Inc. (Pharmaceuticals)	13,455	359,921
Meredith Corp. (Media)	207	3,444
MetLife, Inc. (Insurance)	4,968	113,121
Microchip Technology, Inc. (Semiconductors)	1,242	26,318
Micron Technology, Inc.* (Semiconductors)	4,761	19,330
Millipore Corp.* (Biotechnology)	207	11,884
Molex, Inc. (Electrical Components & Equipment)	828	11,377
Molson Coors Brewing Co. - Class B (Beverages)	1,035	35,480
Monsanto Co. (Agriculture)	1,449	120,412
Monster Worldwide, Inc.* (Internet)	414	3,374
Moody’s Corp. (Commercial Services)	828	18,978
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,831	155,542
Mylan Laboratories, Inc.* (Pharmaceuticals)	828	11,103
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	414	8,106
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,035	29,715
Newell Rubbermaid, Inc. (Housewares)	1,656	10,565
Newmont Mining Corp. (Mining)	1,656	74,123
News Corp. - Class A (Media)	14,490	95,924
Nicor, Inc. (Gas)	207	6,879
NiSource, Inc. (Electric)	1,656	16,229
Noble Energy, Inc. (Oil & Gas)	621	33,459
Nordstrom, Inc. (Retail)	414	6,934
Norfolk Southern Corp. (Transportation)	1,242	41,917
Northeast Utilities System (Electric)	1,035	22,346
Northern Trust Corp. (Banks)	828	49,531
Northrop Grumman Corp. (Aerospace/Defense)	2,070	90,335
Novell, Inc.* (Software)	1,035	4,409
Novellus Systems, Inc.* (Semiconductors)	414	6,885
NVIDIA Corp.* (Semiconductors)	1,242	12,246
O’Reilly Automotive, Inc.* (Retail)	414	14,494
Occidental Petroleum Corp. (Oil & Gas)	1,449	80,637
Office Depot, Inc.* (Retail)	1,656	2,169
Omnicom Group, Inc. (Advertising)	621	14,531
Owens-Illinois, Inc.* (Packaging & Containers)	621	8,967
Pactiv Corp.* (Packaging & Containers)	414	6,040
Pall Corp. (Miscellaneous Manufacturing)	414	8,458
Parker Hannifin Corp. (Miscellaneous Manufacturing)	414	14,068
Peabody Energy Corp. (Coal)	621	15,550
People’s United Financial, Inc. (Banks)	2,277	40,918

See accompanying notes to the Schedules of Portfolio Investments.

Pepco Holdings, Inc. (Electric)	1,449	18,084
PerkinElmer, Inc. (Electronics)	828	10,574
Pfizer, Inc. (Pharmaceuticals)	42,642	580,784
PG&E Corp. (Electric)	2,277	87,027
Philip Morris International, Inc. (Commercial Services)	12,834	456,634
Pinnacle West Capital Corp. (Electric)	621	16,494
Pioneer Natural Resources Co. (Oil & Gas)	414	6,819
Pitney Bowes, Inc. (Office/Business Equipment)	414	9,667
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,035	30,087
PNC Financial Services Group (Banks)	2,691	78,819
Polo Ralph Lauren Corp. (Apparel)	207	8,746
PPG Industries, Inc. (Chemicals)	1,035	38,191
PPL Corp. (Electric)	2,277	65,373
Praxair, Inc. (Chemicals)	621	41,787
Precision Castparts Corp. (Metal Fabricate/Hardware)	414	24,799
Principal Financial Group, Inc. (Insurance)	1,656	13,546
Procter & Gamble Co. (Cosmetics/Personal Care)	5,589	263,186
Progress Energy, Inc. (Electric)	1,656	60,047
ProLogis (REIT)	1,656	10,764
Prudential Financial, Inc. (Insurance)	2,691	51,183
Public Service Enterprise Group, Inc. (Electric)	3,105	91,504
Public Storage, Inc. (REIT)	828	45,747
Pulte Homes, Inc. (Home Builders)	621	6,788
QLogic Corp.* (Semiconductors)	207	2,302
Quest Diagnostics, Inc. (Healthcare - Services)	414	19,657
Qwest Communications International, Inc. (Telecommunications)	9,315	31,857
R.R. Donnelley & Sons Co. (Commercial Services)	1,242	9,104
RadioShack Corp. (Retail)	207	1,774
Raytheon Co. (Aerospace/Defense)	2,691	104,788
Regions Financial Corp. (Banks)	4,347	18,518
Republic Services, Inc. (Environmental Control)	1,035	17,750
Reynolds American, Inc. (Agriculture)	1,035	37,094
Rohm & Haas Co. (Chemicals)	414	32,640
Rowan Cos., Inc. (Oil & Gas)	621	7,433
Ryder System, Inc. (Transportation)	414	11,720
Safeway, Inc. (Food)	2,691	54,331
Sara Lee Corp. (Food)	4,554	36,796
SCANA Corp. (Electric)	621	19,183
Schering-Plough Corp. (Pharmaceuticals)	10,350	243,742
Scripps Networks Interactive - Class A (Entertainment)	414	9,319
Sealed Air Corp. (Packaging & Containers)	414	5,713
Sempra Energy (Gas)	1,449	67,002
Sigma-Aldrich Corp. (Chemicals)	207	7,823
Simon Property Group, Inc. (REIT)	1,449	50,193
Snap-on, Inc. (Hand/Machine Tools)	414	10,391
Southern Co. (Electric)	4,968	152,120
Southwest Airlines Co. (Airlines)	2,898	18,344
Southwestern Energy Co.* (Oil & Gas)	828	24,583
Spectra Energy Corp. (Pipelines)	3,933	55,613
Sprint Nextel Corp.* (Telecommunications)	11,799	42,122
Staples, Inc. (Retail)	2,070	37,488
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,242	15,773
State Street Corp. (Banks)	1,449	44,600
Stericycle, Inc.* (Environmental Control)	207	9,880
Sun Microsystems, Inc.* (Computers)	4,761	34,851
SunTrust Banks, Inc. (Banks)	2,277	26,732
SuperValu, Inc. (Food)	1,242	17,736
Symantec Corp.* (Internet)	2,277	34,018
T. Rowe Price Group, Inc. (Diversified Financial Services)	414	11,948
Target Corp. (Retail)	2,277	78,306
TECO Energy, Inc. (Electric)	1,449	16,156
Tellabs, Inc.* (Telecommunications)	1,449	6,636
Tenet Healthcare Corp.* (Healthcare - Services)	2,691	3,122
Teradata Corp.* (Computers)	621	10,073
Teradyne, Inc.* (Semiconductors)	1,035	4,533
Tesoro Petroleum Corp. (Oil & Gas)	828	11,153
Textron, Inc. (Miscellaneous Manufacturing)	1,449	8,317
The AES Corp.* (Electric)	4,347	25,256
The Charles Schwab Corp. (Diversified Financial Services)	1,863	28,876
The Dow Chemical Co. (Chemicals)	5,796	48,860
The Gap, Inc. (Retail)	1,656	21,511
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,449	9,071
The New York Times Co. - Class A (Media)	828	3,743
The Pepsi Bottling Group, Inc. (Beverages)	414	9,166
The Stanley Works (Hand/Machine Tools)	414	12,056
The Travelers Companies, Inc. (Insurance)	3,726	151,425
The Williams Cos., Inc. (Pipelines)	3,726	42,402
Thermo Electron Corp.* (Electronics)	1,449	51,686
Tiffany & Co. (Retail)	828	17,852
Time Warner Cable, Inc. (Media)	2,031	50,369
Time Warner, Inc. (Media)	7,578	146,255
Torchmark Corp. (Insurance)	207	5,430
Tyco Electronics, Ltd. (Electronics)	2,898	31,994
Tyson Foods, Inc. - Class A (Food)	1,863	17,494
U.S. Bancorp (Banks)	11,178	163,311
Union Pacific Corp. (Transportation)	3,105	127,647
United Parcel Service, Inc. - Class B (Transportation)	2,898	142,640
United States Steel Corp. (Iron/Steel)	828	17,496
United Technologies Corp. (Aerospace/Defense)	2,691	115,659
UnumProvident Corp. (Insurance)	2,070	25,875
V.F. Corp. (Apparel)	621	35,465
Valero Energy Corp. (Oil & Gas)	3,312	59,285
Ventas, Inc. (REIT)	414	9,361

See accompanying notes to the Schedules of Portfolio Investments.

Verizon Communications, Inc. (Telecommunications)	18,009	543,872
Vornado Realty Trust (REIT)	828	27,523
Vulcan Materials Co. (Building Materials)	621	27,504
W.W. Grainger, Inc. (Distribution/Wholesale)	207	14,527
Wal-Mart Stores, Inc. (Retail)	5,175	269,617
Walgreen Co. (Retail)	2,691	69,858
Walt Disney Co. (Media)	7,245	131,569
Washington Post Co. - Class B (Media)	207	73,920
Waste Management, Inc. (Environmental Control)	3,105	79,488
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	414	12,880
WellPoint, Inc.* (Healthcare - Services)	1,863	70,738
Wells Fargo & Co. (Banks)	26,703	380,251
Weyerhaeuser Co. (Forest Products & Paper)	1,242	34,242
Whirlpool Corp. (Home Furnishings)	414	12,250
Whole Foods Market, Inc. (Food)	828	13,910
Windstream Corp. (Telecommunications)	2,691	21,689
Wisconsin Energy Corp. (Electric)	828	34,089
Wyeth (Pharmaceuticals)	3,726	160,367
Wyndham Worldwide Corp. (Lodging)	1,035	4,347
Xcel Energy, Inc. (Electric)	2,898	53,990
Xerox Corp. (Office/Business Equipment)	5,382	24,488
Xilinx, Inc. (Semiconductors)	828	15,864
XL Capital, Ltd. - Class A (Insurance)	2,070	11,302
Zions Bancorp (Banks)	828	8,139

TOTAL COMMON STOCKS (Cost $20,279,034)		20,164,914

TOTAL INVESTMENT SECURITIES (Cost $20,279,034)—100.1%		20,164,914
Net other assets (liabilities)—(0.1)%		(10,535)

NET ASSETS—100.0%		$20,154,379

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.2%
Aerospace/Defense	2.4%
Agriculture	2.7%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	7.0%
Beverages	1.2%
Biotechnology	0.4%
Building Materials	0.2%
Chemicals	1.9%
Coal	0.1%
Commercial Services	2.9%
Computers	2.9%
Cosmetics/Personal Care	1.3%
Distribution/Wholesale	0.3%
Diversified Financial Services	5.3%
Electric	8.7%
Electrical Components & Equipment	0.4%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.6%
Food	3.0%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	1.6%
Healthcare - Services	0.8%
Holding Companies - Diversified	NM
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Insurance	3.8%
Internet	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Diversified	0.4%
Media	3.6%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.1%
Oil & Gas	2.0%
Oil & Gas Services	0.3%
Packaging & Containers	0.1%
Pharmaceuticals	12.4%
Pipelines	0.6%
REIT	1.5%
Retail	5.9%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	0.6%
Telecommunications	9.5%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	2.3%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	5,220	$259,538
Abbott Laboratories (Pharmaceuticals)	5,742	273,893
Abercrombie & Fitch Co. - Class A (Retail)	522	12,424
Adobe Systems, Inc.* (Software)	3,915	83,742
Advanced Micro Devices, Inc.* (Semiconductors)	1,566	4,776
Aetna, Inc. (Healthcare - Services)	1,827	44,451
Affiliated Computer Services, Inc. - Class A* (Computers)	522	24,999
AFLAC, Inc. (Insurance)	1,827	35,371
Agilent Technologies, Inc.* (Electronics)	2,610	40,116
Akamai Technologies, Inc.* (Internet)	1,305	25,317
Allegheny Technologies, Inc. (Iron/Steel)	522	11,447
Allergan, Inc. (Pharmaceuticals)	1,044	49,861
Altera Corp. (Semiconductors)	2,088	36,644
Amazon.com, Inc.* (Internet)	2,349	172,511
American Express Co. (Diversified Financial Services)	5,742	78,263
American Tower Corp.* (Telecommunications)	783	23,827
Amgen, Inc.* (Biotechnology)	7,830	387,742
Amphenol Corp. - Class A (Electronics)	1,305	37,179
Anadarko Petroleum Corp. (Oil & Gas)	3,393	131,954
AON Corp. (Insurance)	783	31,962
Apache Corp. (Oil & Gas)	2,349	150,547
Apollo Group, Inc. - Class A* (Commercial Services)	783	61,332
Apple Computer, Inc.* (Computers)	6,525	685,908
Applied Materials, Inc. (Semiconductors)	7,047	75,755
Autodesk, Inc.* (Software)	1,566	26,324
Automatic Data Processing, Inc. (Software)	1,827	64,237
AutoZone, Inc.* (Retail)	261	42,444
Avon Products, Inc. (Cosmetics/Personal Care)	3,132	60,228
Baker Hughes, Inc. (Oil & Gas Services)	2,349	67,064
Ball Corp. (Packaging & Containers)	783	33,982
Bard (C.R.), Inc. (Healthcare - Products)	522	41,614
Baxter International, Inc. (Healthcare - Products)	2,349	120,316
Becton, Dickinson & Co. (Healthcare - Products)	1,044	70,199
Bed Bath & Beyond, Inc.* (Retail)	1,827	45,218
Best Buy Co., Inc. (Retail)	1,566	59,445
Big Lots, Inc.* (Retail)	261	5,424
Biogen Idec, Inc.* (Biotechnology)	2,088	109,453
BJ Services Co. (Oil & Gas Services)	2,088	20,776
Black & Decker Corp. (Hand/Machine Tools)	522	16,474
BMC Software, Inc.* (Software)	1,305	43,065
Boeing Co. (Aerospace/Defense)	2,610	92,864
Boston Scientific Corp.* (Healthcare - Products)	4,176	33,199
Broadcom Corp. - Class A* (Semiconductors)	1,566	31,289
Brown-Forman Corp. (Beverages)	522	20,269
Burlington Northern Santa Fe Corp. (Transportation)	1,044	62,797
C.H. Robinson Worldwide, Inc. (Transportation)	1,305	59,521
CA, Inc. (Software)	1,827	32,173
Cabot Oil & Gas Corp. (Oil & Gas)	783	18,455
Cameron International Corp.* (Oil & Gas Services)	1,566	34,342
Campbell Soup Co. (Food)	1,566	42,846
Caterpillar, Inc. (Machinery - Construction & Mining)	4,437	124,059
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,566	6,311
Celgene Corp.* (Biotechnology)	3,393	150,649
Centex Corp. (Home Builders)	261	1,958
Cephalon, Inc.* (Pharmaceuticals)	261	17,774
CF Industries Holdings, Inc. (Chemicals)	261	18,565
Chesapeake Energy Corp. (Oil & Gas)	3,915	66,790
ChevronTexaco Corp. (Oil & Gas)	14,877	1,000,329
Chubb Corp. (Insurance)	1,305	55,228
Cintas Corp. (Textiles)	522	12,904
Cisco Systems, Inc.* (Telecommunications)	43,065	722,200
Citrix Systems, Inc.* (Software)	783	17,727
CME Group, Inc. (Diversified Financial Services)	522	128,616
Coach, Inc.* (Apparel)	2,349	39,228
Coca-Cola Co. (Beverages)	10,440	458,838
Cognizant Technology Solutions Corp.* (Computers)	2,088	43,410
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,654	215,513
Comcast Corp. - Special Class A (Media)	8,613	117,481
Compuware Corp.* (Software)	1,827	12,040
ConocoPhillips (Oil & Gas)	7,047	275,961
CONSOL Energy, Inc. (Coal)	1,305	32,938
Constellation Brands, Inc.* (Beverages)	522	6,212
Costco Wholesale Corp. (Retail)	1,305	60,448
Coventry Health Care, Inc.* (Healthcare - Services)	783	10,132
Cummins, Inc. (Machinery - Diversified)	1,044	26,570
CVS Corp. (Retail)	5,481	150,673
D.R. Horton, Inc. (Home Builders)	783	7,595
Danaher Corp. (Miscellaneous Manufacturing)	1,827	99,060
DaVita, Inc.* (Healthcare - Services)	783	34,413
Dean Foods Co.* (Food)	783	14,157
Deere & Co. (Machinery - Diversified)	1,827	60,053
Dell, Inc.* (Computers)	12,789	121,240
DENTSPLY International, Inc. (Healthcare - Products)	522	14,016
Devon Energy Corp. (Oil & Gas)	3,132	139,969
Diamond Offshore Drilling, Inc. (Oil & Gas)	261	16,406
DIRECTV Group, Inc.* (Media)	1,566	35,689

See accompanying notes to the Schedules of Portfolio Investments.

Discover Financial Services (Diversified Financial Services)	2,088	13,175
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,044	17,654
Dun & Bradstreet Corp. (Software)	522	40,194
E* TRADE Financial Corp.* (Diversified Financial Services)	2,088	2,673
eBay, Inc.* (Internet)	7,830	98,345
Ecolab, Inc. (Chemicals)	1,305	45,323
Electronic Arts, Inc.* (Software)	1,044	18,990
EMC Corp.* (Computers)	10,179	116,041
Emerson Electric Co. (Electrical Components & Equipment)	3,393	96,972
Ensco International, Inc. (Oil & Gas)	1,044	27,562
EOG Resources, Inc. (Oil & Gas)	1,827	100,047
EQT Corp. (Oil & Gas)	522	16,354
Equifax, Inc. (Commercial Services)	1,044	25,526
Expedia, Inc.* (Internet)	783	7,110
Expeditors International of Washington, Inc. (Transportation)	1,566	44,302
Express Scripts, Inc.* (Pharmaceuticals)	1,827	84,353
Exxon Mobil Corp. (Oil & Gas)	37,584	2,559,470
Family Dollar Stores, Inc. (Retail)	522	17,419
Fastenal Co. (Distribution/Wholesale)	1,044	33,570
Federated Investors, Inc. - Class B (Diversified Financial Services)	522	11,620
FedEx Corp. (Transportation)	1,044	46,448
First Horizon National Corp. (Banks)	783	8,409
Fiserv, Inc.* (Software)	1,305	47,580
FLIR Systems, Inc.* (Electronics)	1,044	21,381
Fluor Corp. (Engineering & Construction)	783	27,053
Forest Laboratories, Inc.* (Pharmaceuticals)	2,349	51,584
Franklin Resources, Inc. (Diversified Financial Services)	1,044	56,240
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,871	109,414
GameStop Corp. - Class A* (Retail)	1,305	36,566
General Dynamics Corp. (Aerospace/Defense)	1,566	65,130
General Mills, Inc. (Food)	1,305	65,093
General Motors Corp. (Auto Manufacturers)	1,305	2,532
Genzyme Corp.* (Biotechnology)	1,044	62,003
Gilead Sciences, Inc.* (Pharmaceuticals)	4,437	205,522
Google, Inc. - Class A* (Internet)	1,827	635,906
Halliburton Co. (Oil & Gas Services)	3,393	52,490
Harley-Davidson, Inc. (Leisure Time)	1,044	13,979
Harman International Industries, Inc. (Home Furnishings)	261	3,531
Harris Corp. (Telecommunications)	1,044	30,213
Heinz (H.J.) Co. (Food)	1,305	43,143
Hess Corp. (Oil & Gas)	2,088	113,170
Hewlett-Packard Co. (Computers)	11,745	376,545
Home Depot, Inc. (Retail)	7,830	184,475
Hormel Foods Corp. (Food)	261	8,276
Hospira, Inc.* (Pharmaceuticals)	522	16,109
Hudson City Bancorp, Inc. (Savings & Loans)	2,349	27,460
Humana, Inc.* (Healthcare - Services)	783	20,421
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,566	48,311
IMS Health, Inc. (Software)	1,305	16,273
Intel Corp. (Semiconductors)	19,575	294,604
IntercontinentalExchange, Inc.* (Diversified Financial Services)	522	38,873
International Business Machines Corp. (Computers)	7,047	682,784
International Flavors & Fragrances, Inc. (Chemicals)	261	7,950
Intuit, Inc.* (Software)	2,349	63,423
Intuitive Surgical, Inc.* (Healthcare - Products)	261	24,889
Iron Mountain, Inc.* (Commercial Services)	522	11,573
ITT Industries, Inc. (Miscellaneous Manufacturing)	783	30,122
Jacobs Engineering Group, Inc.* (Engineering & Construction)	522	20,181
Johnson & Johnson (Healthcare - Products)	20,358	1,070,831
Juniper Networks, Inc.* (Telecommunications)	1,566	23,584
KB Home (Home Builders)	261	3,440
Kellogg Co. (Food)	1,827	66,923
Kimberly-Clark Corp. (Household Products/Wares)	1,827	84,243
King Pharmaceuticals, Inc.* (Pharmaceuticals)	783	5,536
Kohls Corp.* (Retail)	1,566	66,273
Kroger Co. (Food)	1,827	38,769
L-3 Communications Holdings, Inc. (Aerospace/Defense)	522	35,392
Laboratory Corp. of America Holdings* (Healthcare - Services)	783	45,798
Leucadia National Corp.* (Holding Companies - Diversified)	783	11,659
Lexmark International, Inc. - Class A* (Computers)	522	8,806
Life Technologies Corp.* (Biotechnology)	522	16,955
Lockheed Martin Corp. (Aerospace/Defense)	2,349	162,151
Loews Corp. (Insurance)	1,044	23,072
Lowe’s Cos., Inc. (Retail)	7,569	138,134
LSI Logic Corp.* (Semiconductors)	1,827	5,554
Marathon Oil Corp. (Oil & Gas)	3,132	82,340
Marriott International, Inc. - Class A (Lodging)	1,566	25,620
MasterCard, Inc. - Class A (Software)	522	87,425
MBIA, Inc.* (Insurance)	783	3,586
McAfee, Inc.* (Internet)	522	17,487
McCormick & Co., Inc. (Food)	522	15,436
McDonald’s Corp. (Retail)	4,176	227,884
McGraw-Hill Cos., Inc. (Media)	2,349	53,722
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,305	53,949
Medtronic, Inc. (Healthcare - Products)	8,352	246,133
MEMC Electronic Materials, Inc.* (Semiconductors)	1,566	25,823
Microsoft Corp. (Software)	56,376	1,035,627
Millipore Corp.* (Biotechnology)	261	14,984
Monsanto Co. (Agriculture)	2,349	195,202

See accompanying notes to the Schedules of Portfolio Investments.

Monster Worldwide, Inc.* (Internet)	261	2,127
Moody’s Corp. (Commercial Services)	522	11,964
Motorola, Inc. (Telecommunications)	16,704	70,658
Murphy Oil Corp. (Oil & Gas)	1,305	58,425
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,044	14,000
Nabors Industries, Ltd.* (Oil & Gas)	2,088	20,859
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	522	10,221
National Semiconductor Corp. (Semiconductors)	1,566	16,083
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,827	52,453
NetApp, Inc.* (Computers)	2,349	34,859
Newmont Mining Corp. (Mining)	1,305	58,412
NIKE, Inc. - Class B (Apparel)	2,871	134,621
Noble Energy, Inc. (Oil & Gas)	522	28,125
Nordstrom, Inc. (Retail)	783	13,115
Norfolk Southern Corp. (Transportation)	1,305	44,044
Northern Trust Corp. (Banks)	783	46,839
Novell, Inc.* (Software)	1,305	5,559
Novellus Systems, Inc.* (Semiconductors)	261	4,340
Nucor Corp. (Iron/Steel)	2,349	89,661
NVIDIA Corp.* (Semiconductors)	2,610	25,735
NYSE Euronext (Diversified Financial Services)	1,827	32,703
O’Reilly Automotive, Inc.* (Retail)	522	18,275
Occidental Petroleum Corp. (Oil & Gas)	4,176	232,394
Omnicom Group, Inc. (Advertising)	1,566	36,644
Oracle Corp.* (Software)	28,971	523,506
Owens-Illinois, Inc.* (Packaging & Containers)	261	3,769
PACCAR, Inc. (Auto Manufacturers)	2,610	67,234
Pactiv Corp.* (Packaging & Containers)	522	7,616
Pall Corp. (Miscellaneous Manufacturing)	522	10,664
Parker Hannifin Corp. (Miscellaneous Manufacturing)	783	26,606
Patterson Cos., Inc.* (Healthcare - Products)	783	14,767
Paychex, Inc. (Commercial Services)	2,349	60,299
Peabody Energy Corp. (Coal)	1,305	32,677
PepsiCo, Inc. (Beverages)	11,484	591,196
Pioneer Natural Resources Co. (Oil & Gas)	522	8,597
Pitney Bowes, Inc. (Office/Business Equipment)	1,044	24,377
Polo Ralph Lauren Corp. (Apparel)	261	11,027
Praxair, Inc. (Chemicals)	1,566	105,376
Precision Castparts Corp. (Metal Fabricate/Hardware)	522	31,268
Procter & Gamble Co. (Cosmetics/Personal Care)	15,399	725,139
Progressive Corp.* (Insurance)	4,959	66,649
Pulte Homes, Inc. (Home Builders)	783	8,558
QLogic Corp.* (Semiconductors)	522	5,805
Qualcomm, Inc. (Telecommunications)	12,267	477,309
Quest Diagnostics, Inc. (Healthcare - Services)	783	37,177
Questar Corp. (Pipelines)	1,305	38,406
RadioShack Corp. (Retail)	522	4,474
Range Resources Corp. (Oil & Gas)	1,044	42,971
Republic Services, Inc. (Environmental Control)	1,305	22,381
Robert Half International, Inc. (Commercial Services)	1,044	18,615
Rockwell Collins, Inc. (Aerospace/Defense)	1,044	34,076
Rockwell International Corp. (Machinery - Diversified)	1,044	22,801
Rohm & Haas Co. (Chemicals)	522	41,154
Salesforce.com, Inc.* (Software)	783	25,628
SanDisk Corp.* (Computers)	1,566	19,810
Schlumberger, Ltd. (Oil & Gas Services)	8,874	360,462
Scripps Networks Interactive - Class A (Entertainment)	261	5,875
Sealed Air Corp. (Packaging & Containers)	783	10,805
Sears Holdings Corp.* (Retail)	522	23,861
Sherwin-Williams Co. (Chemicals)	783	40,693
Sigma-Aldrich Corp. (Chemicals)	522	19,726
SLM Corp.* (Diversified Financial Services)	3,393	16,795
Smith International, Inc. (Oil & Gas Services)	1,566	33,638
Southwest Airlines Co. (Airlines)	2,088	13,217
Southwestern Energy Co.* (Oil & Gas)	1,566	46,495
Sprint Nextel Corp.* (Telecommunications)	7,308	26,090
St. Jude Medical, Inc.* (Healthcare - Products)	2,610	94,821
Staples, Inc. (Retail)	2,871	51,994
Starbucks Corp.* (Retail)	5,481	60,894
State Street Corp. (Banks)	1,566	48,201
Stericycle, Inc.* (Environmental Control)	261	12,458
Stryker Corp. (Healthcare - Products)	1,827	62,191
Sunoco, Inc. (Oil & Gas)	783	20,734
Symantec Corp.* (Internet)	3,654	54,591
Sysco Corp. (Food)	4,437	101,164
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,305	37,662
Target Corp. (Retail)	2,871	98,734
Tellabs, Inc.* (Telecommunications)	1,044	4,782
Teradata Corp.* (Computers)	522	8,467
Texas Instruments, Inc. (Semiconductors)	9,657	159,437
The Charles Schwab Corp. (Diversified Financial Services)	4,698	72,819
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	783	19,301
The Gap, Inc. (Retail)	1,566	20,342
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,132	332,055
The Hershey Co. (Food)	1,305	45,349
The Pepsi Bottling Group, Inc. (Beverages)	522	11,557
Thermo Electron Corp.* (Electronics)	1,305	46,549
Time Warner Cable, Inc. (Media)	1,044	25,891

See accompanying notes to the Schedules of Portfolio Investments.

Titanium Metals Corp. (Mining)	522	2,855
TJX Cos., Inc. (Retail)	3,132	80,304
Torchmark Corp. (Insurance)	261	6,846
Total System Services, Inc. (Software)	1,566	21,626
United Parcel Service, Inc. - Class B (Transportation)	3,915	192,696
United Technologies Corp. (Aerospace/Defense)	3,915	168,267
UnitedHealth Group, Inc. (Healthcare - Services)	8,874	185,733
Varian Medical Systems, Inc.* (Healthcare - Products)	1,044	31,779
Ventas, Inc. (REIT)	522	11,802
VeriSign, Inc.* (Internet)	1,305	24,625
Viacom, Inc. - Class B* (Media)	4,437	77,115
W.W. Grainger, Inc. (Distribution/Wholesale)	261	18,317
Wal-Mart Stores, Inc. (Retail)	10,440	543,924
Walgreen Co. (Retail)	4,176	108,409
Walt Disney Co. (Media)	5,220	94,795
Waters Corp.* (Electronics)	783	28,932
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	261	8,120
WellPoint, Inc.* (Healthcare - Services)	1,566	59,461
Western Union Co. (Commercial Services)	5,220	65,615
Wyeth (Pharmaceuticals)	5,481	235,902
Wynn Resorts, Ltd.* (Lodging)	522	10,424
Xilinx, Inc. (Semiconductors)	1,044	20,003
XTO Energy, Inc. (Oil & Gas)	4,176	127,869
Yahoo!, Inc.* (Internet)	10,179	130,393
YUM! Brands, Inc. (Retail)	3,393	93,240
Zimmer Holdings, Inc.* (Healthcare - Products)	1,566	57,159

TOTAL COMMON STOCKS (Cost $24,240,190)		27,713,332

	Principal
	Amount

Repurchase Agreements (0.8%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $90,000 (Collateralized by $95,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $95,231)	$90,000	90,000
Deutsche Bank, 0.11%, 4/1/09, dated 3/31/09, with a repurchase price of $4,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	4,000	4,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $90,000 (Collateralized by $95,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $95,241)	90,000	90,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $54,000 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 4.75%, 1/18/11, market value $107,113)	54,000	54,000

TOTAL REPURCHASE AGREEMENTS (Cost $238,000)		238,000

TOTAL INVESTMENT SECURITIES (Cost $24,478,190)—100.9%		27,951,332
Net other assets (liabilities)—(0.9)%		(254,536)

NET ASSETS—100.0%		$27,696,796

*	Non-income producing security

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	0.7%
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	0.2%
Banks	0.4%
Beverages	4.0%
Biotechnology	2.7%
Chemicals	1.1%
Coal	0.2%
Commercial Services	0.8%
Computers	7.7%
Cosmetics/Personal Care	3.7%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.0%
Electrical Components & Equipment	0.4%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.7%
Hand/Machine Tools	0.1%
Healthcare - Products	6.9%
Healthcare - Services	1.6%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Insurance	0.7%
Internet	4.3%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.4%
Media	1.4%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	1.7%
Office/Business Equipment	0.1%
Oil & Gas	19.2%
Oil & Gas Services	2.2%
Packaging & Containers	0.1%
Pharmaceuticals	3.8%

See accompanying notes to the Schedules of Portfolio Investments.

Pipelines	0.1%
REIT	NM
Real Estate	NM
Retail	7.9%
Savings & Loans	0.1%
Semiconductors	2.6%
Software	7.8%
Telecommunications	5.0%
Textiles	NM
Transportation	1.7%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3Com Corp.* (Telecommunications)	14,276	$44,113
99 Cents Only Stores* (Retail)	1,328	12,271
Acxiom Corp. (Software)	1,826	13,512
ADC Telecommunications, Inc.* (Telecommunications)	2,158	9,474
ADTRAN, Inc. (Telecommunications)	1,162	18,836
Advent Software, Inc.* (Software)	498	16,588
Aecom Technology Corp.* (Engineering & Construction)	2,324	60,610
Affymetrix, Inc.* (Biotechnology)	3,320	10,856
AGCO Corp.* (Machinery - Diversified)	2,656	52,058
AGL Resources, Inc. (Gas)	3,486	92,484
Airgas, Inc. (Chemicals)	1,660	56,125
AirTran Holdings, Inc.* (Airlines)	5,478	24,925
Albemarle Corp. (Chemicals)	1,494	32,524
Alberto-Culver Co. (Cosmetics/Personal Care)	2,490	56,299
Alexander & Baldwin, Inc. (Transportation)	1,992	37,908
Alexandria Real Estate Equities, Inc. (REIT)	1,494	54,382
Alliant Energy Corp. (Electric)	5,146	127,055
AMB Property Corp. (REIT)	3,486	50,198
American Eagle Outfitters, Inc. (Retail)	3,320	40,637
American Financial Group, Inc. (Insurance)	3,486	55,950
American Greetings Corp. - Class A (Household Products/Wares)	2,158	10,919
AmeriCredit Corp.* (Diversified Financial Services)	3,154	18,482
AnnTaylor Stores Corp.* (Retail)	2,656	13,811
Apollo Investment Corp. (Investment Companies)	6,640	23,107
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,494	46,523
Aqua America, Inc. (Water)	3,652	73,040
Arch Coal, Inc. (Coal)	3,320	44,388
Arrow Electronics, Inc.* (Electronics)	5,478	104,411
Arthur J. Gallagher & Co. (Insurance)	4,316	73,372
Ashland, Inc. (Chemicals)	2,988	30,866
Associated Banc-Corp (Banks)	5,976	92,269
Astoria Financial Corp. (Savings & Loans)	3,652	33,562
Atmel Corp.* (Semiconductors)	14,276	51,822
Avnet, Inc.* (Electronics)	6,972	122,080
Avocent Corp.* (Internet)	996	12,091
BancorpSouth, Inc. (Banks)	3,320	69,189
Bank of Hawaii Corp. (Banks)	996	32,848
Barnes & Noble, Inc. (Retail)	1,660	35,491
BE Aerospace, Inc.* (Aerospace/Defense)	4,648	40,298
Beckman Coulter, Inc. (Healthcare - Products)	1,660	84,677
Belo Corp. - Class A (Media)	3,984	2,430
Bill Barrett Corp.* (Oil & Gas)	1,328	29,535
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	498	32,818
BJ’s Wholesale Club, Inc.* (Retail)	1,494	47,793
Black Hills Corp. (Electric)	1,826	32,667
Blyth, Inc. (Household Products/Wares)	332	8,675
Bob Evans Farms, Inc. (Retail)	1,494	33,495
BorgWarner, Inc. (Auto Parts & Equipment)	2,822	57,287
Boyd Gaming Corp. (Lodging)	2,656	9,907
BRE Properties, Inc. - Class A (REIT)	2,324	45,620
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,826	41,268
Brinker International, Inc. (Retail)	4,648	70,185
Broadridge Financial Solutions, Inc. (Software)	2,324	43,250
Cabot Corp. (Chemicals)	2,988	31,404
Cadence Design Systems, Inc.* (Computers)	11,952	50,198
Callaway Golf Co. (Leisure Time)	2,988	21,454
Camden Property Trust (REIT)	2,490	53,734
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,660	32,586
Carmax, Inc.* (Retail)	10,126	125,967
Carpenter Technology Corp. (Iron/Steel)	830	11,720
Cathay Bancorp, Inc. (Banks)	996	10,388
Charles River Laboratories International, Inc.* (Biotechnology)	1,826	49,685
Cheesecake Factory, Inc.* (Retail)	1,162	13,305
Cimarex Energy Co. (Oil & Gas)	1,494	27,460
Cincinnati Bell, Inc.* (Telecommunications)	10,624	24,435
City National Corp. (Banks)	1,826	61,664
Coldwater Creek, Inc.* (Retail)	1,162	2,917
Collective Brands, Inc.* (Retail)	2,988	29,103
Commerce Bancshares, Inc. (Banks)	1,660	60,258
Commercial Metals Co. (Metal Fabricate/Hardware)	2,158	24,925
Community Health Systems, Inc.* (Healthcare - Services)	2,324	35,650
Corinthian Colleges, Inc.* (Commercial Services)	1,660	32,287
Corn Products International, Inc. (Food)	3,486	73,903
Corrections Corp. of America* (Commercial Services)	3,486	44,656
Cousins Properties, Inc. (REIT)	1,992	12,828
Covance, Inc.* (Healthcare - Services)	1,162	41,402
Crane Co. (Miscellaneous Manufacturing)	2,158	36,427
Cullen/Frost Bankers, Inc. (Banks)	1,494	70,128
Cytec Industries, Inc. (Chemicals)	2,158	32,413
Deluxe Corp. (Commercial Services)	2,324	22,380
DeVry, Inc. (Commercial Services)	1,494	71,981
Diebold, Inc. (Computers)	2,988	63,794
DPL, Inc. (Electric)	5,312	119,732
Duke-Weeks Realty Corp. (REIT)	6,806	37,433
Dycom Industries, Inc.* (Engineering & Construction)	996	5,767
Edwards Lifesciences Corp.* (Healthcare - Products)	996	60,387
Energen Corp. (Gas)	1,162	33,849
Equity One, Inc. (REIT)	1,494	18,212
Essex Property Trust, Inc. (REIT)	1,162	66,629
Everest Re Group, Ltd. (Insurance)	2,822	199,798

See accompanying notes to the Schedules of Portfolio Investments.

Exterran Holdings, Inc.* (Oil & Gas Services)	2,988	47,868
Fair Isaac Corp. (Software)	830	11,678
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,810	21,671
Federal Realty Investment Trust (REIT)	2,656	122,176
Federal Signal Corp. (Miscellaneous Manufacturing)	2,158	11,373
Fidelity National Title Group, Inc. - Class A (Insurance)	9,794	191,081
First American Financial Corp. (Insurance)	4,316	114,417
First Niagara Financial Group, Inc. (Savings & Loans)	5,478	59,710
FirstMerit Corp. (Banks)	3,818	69,488
Flowers Foods, Inc. (Food)	1,992	46,772
Foot Locker, Inc. (Retail)	7,138	74,806
Forest Oil Corp.* (Oil & Gas)	4,482	58,938
Fulton Financial Corp. (Banks)	8,134	53,928
GATX Corp. (Trucking & Leasing)	2,324	47,015
Gentex Corp. (Electronics)	6,474	64,481
Granite Construction, Inc. (Engineering & Construction)	664	24,887
Great Plains Energy, Inc. (Electric)	5,478	73,789
Greif, Inc. - Class A (Packaging & Containers)	1,494	49,735
Hanesbrands, Inc.* (Apparel)	2,490	23,829
Harsco Corp. (Miscellaneous Manufacturing)	2,158	47,843
Harte-Hanks, Inc. (Advertising)	1,826	9,769
Hawaiian Electric Industries, Inc. (Electric)	4,150	57,021
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,316	11,135
Health Net, Inc.* (Healthcare - Services)	4,814	69,707
Henry Schein, Inc.* (Healthcare - Products)	1,660	66,417
Hewitt Associates, Inc.* (Commercial Services)	2,158	64,222
Highwoods Properties, Inc. (REIT)	2,988	64,003
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,822	27,910
HNI Corp. (Office Furnishings)	1,992	20,717
Horace Mann Educators Corp. (Insurance)	1,826	15,284
Hospitality Properties Trust (REIT)	4,316	51,792
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,656	71,606
IDACORP, Inc. (Electric)	2,158	50,411
IDEX Corp. (Machinery - Diversified)	2,158	47,195
Imation Corp. (Computers)	1,328	10,159
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	7,636	96,519
Integrated Device Technology, Inc.* (Semiconductors)	7,802	35,499
International Bancshares Corp. (Banks)	830	6,474
International Rectifier Corp.* (Semiconductors)	1,992	26,912
International Speedway Corp. (Entertainment)	664	14,648
Intersil Corp. - Class A (Semiconductors)	5,644	64,906
Itron, Inc.* (Electronics)	830	39,301
Jack Henry & Associates, Inc. (Computers)	1,660	27,091
Jefferies Group, Inc. (Diversified Financial Services)	2,490	34,362
JetBlue Airways Corp.* (Airlines)	8,466	30,901
Kansas City Southern Industries, Inc.* (Transportation)	1,826	23,208
KBR, Inc. (Engineering & Construction)	7,470	103,161
Kelly Services, Inc. - Class A (Commercial Services)	1,328	10,690
Kennametal, Inc. (Hand/Machine Tools)	3,320	53,817
Kindred Healthcare, Inc.* (Healthcare - Services)	1,328	19,854
Lancaster Colony Corp. (Miscellaneous Manufacturing)	996	41,314
Lender Processing Services, Inc. (Diversified Financial Services)	1,328	40,650
Lennox International, Inc. (Building Materials)	2,158	57,101
Liberty Property Trust (REIT)	4,482	84,889
Life Time Fitness, Inc.* (Leisure Time)	996	12,510
LifePoint Hospitals, Inc.* (Healthcare - Services)	996	20,777
LKQ Corp.* (Distribution/Wholesale)	2,490	35,532
Louisiana-Pacific Corp. (Forest Products & Paper)	4,150	9,255
Lubrizol Corp. (Chemicals)	3,154	107,268
M.D.C. Holdings, Inc. (Home Builders)	830	25,846
Mack-Cali Realty Corp. (REIT)	2,988	59,192
Macrovision Solutions Corp.* (Entertainment)	1,494	26,578
Manpower, Inc. (Commercial Services)	3,652	115,148
ManTech International Corp. - Class A* (Software)	498	20,866
Mariner Energy, Inc.* (Oil & Gas)	1,826	14,152
Martin Marietta Materials (Building Materials)	830	65,819
Masimo Corp.* (Healthcare - Products)	1,992	57,728
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	498	14,347
MDU Resources Group, Inc. (Electric)	4,814	77,698
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,660	20,534
Mentor Graphics Corp.* (Computers)	2,988	13,267
Mercury General Corp. (Insurance)	830	24,651
Mine Safety Appliances Co. (Environmental Control)	664	13,293
Minerals Technologies, Inc. (Chemicals)	498	15,961
Mohawk Industries, Inc.* (Textiles)	2,656	79,335
MPS Group, Inc.* (Commercial Services)	2,656	15,803

See accompanying notes to the Schedules of Portfolio Investments.

National Fuel Gas Co. (Pipelines)	3,652	112,007
National Instruments Corp. (Computers)	1,328	24,767
Nationwide Health Properties, Inc. (REIT)	4,648	103,139
NBTY, Inc.* (Pharmaceuticals)	996	14,024
NCR Corp.* (Computers)	3,652	29,033
New York Community Bancorp (Savings & Loans)	15,936	178,005
NewAlliance Bancshares, Inc. (Savings & Loans)	3,154	37,028
Newfield Exploration Co.* (Oil & Gas)	2,158	48,987
Nordson Corp. (Machinery - Diversified)	664	18,878
NSTAR (Electric)	4,980	158,762
NV Energy, Inc. (Electric)	10,790	101,318
OGE Energy Corp. (Electric)	4,316	102,807
Old Republic International Corp. (Insurance)	10,624	114,952
Olin Corp. (Chemicals)	1,328	18,951
OMEGA Healthcare Investors, Inc. (REIT)	3,652	51,420
Omnicare, Inc. (Pharmaceuticals)	2,324	56,915
ONEOK, Inc. (Gas)	4,814	108,941
Oshkosh Truck Corp. (Auto Manufacturers)	3,486	23,496
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	996	38,107
Overseas Shipholding Group, Inc. (Transportation)	498	11,290
Owens & Minor, Inc. (Distribution/Wholesale)	1,992	65,995
Packaging Corp. of America (Packaging & Containers)	4,648	60,517
PacWest Bancorp (Banks)	1,162	16,651
Palm, Inc.* (Computers)	3,154	27,187
Patriot Coal Corp.* (Coal)	1,328	4,927
Pentair, Inc. (Miscellaneous Manufacturing)	4,482	97,125
PepsiAmericas, Inc. (Beverages)	2,656	45,816
Perrigo Co. (Pharmaceuticals)	2,324	57,705
PetSmart, Inc. (Retail)	2,158	45,232
Phillips-Van Heusen Corp. (Apparel)	2,324	52,708
Plains Exploration & Production Co.* (Oil & Gas)	1,826	31,462
PNM Resources, Inc. (Electric)	3,984	32,908
Polycom, Inc.* (Telecommunications)	1,660	25,547
Potlatch Corp. (Forest Products & Paper)	830	19,248
Pride International, Inc.* (Oil & Gas)	4,150	74,617
Protective Life Corp. (Insurance)	3,154	16,559
Psychiatric Solutions, Inc.* (Healthcare - Services)	996	15,667
Quanta Services, Inc.* (Commercial Services)	5,810	124,624
Ralcorp Holdings, Inc.* (Food)	1,162	62,609
Raymond James Financial Corp. (Diversified Financial Services)	2,324	45,783
Rayonier, Inc. (Forest Products & Paper)	3,652	110,363
Realty Income Corp. (REIT)	4,814	90,599
Regency Centers Corp. (REIT)	3,154	83,802
Regis Corp. (Retail)	1,992	28,784
Reinsurance Group of America, Inc. (Insurance)	1,826	59,144
Rent-A-Center, Inc.* (Commercial Services)	3,154	61,093
RF Micro Devices, Inc.* (Telecommunications)	12,118	16,117
RPM, Inc. (Chemicals)	5,976	76,074
Ruddick Corp. (Food)	1,826	40,994
SAIC, Inc.* (Commercial Services)	5,644	105,373
Saks, Inc.* (Retail)	6,640	12,417
Scholastic Corp. (Media)	1,162	17,511
Scientific Games Corp. - Class A* (Entertainment)	1,660	20,103
Semtech Corp.* (Semiconductors)	1,494	19,945
Sensient Technologies Corp. (Chemicals)	2,158	50,713
Service Corp. International (Commercial Services)	11,786	41,133
Shaw Group, Inc.* (Engineering & Construction)	3,818	104,651
SL Green Realty Corp. (REIT)	2,656	28,685
Smithfield Foods, Inc.* (Food)	5,478	51,822
Sonoco Products Co. (Packaging & Containers)	4,648	97,515
Southern Union Co. (Gas)	5,810	88,428
SPX Corp. (Miscellaneous Manufacturing)	2,490	117,055
SRA International, Inc. - Class A* (Computers)	830	12,201
StanCorp Financial Group, Inc. (Insurance)	1,162	26,470
STERIS Corp. (Healthcare - Products)	1,494	34,780
Sybase, Inc.* (Software)	1,992	60,338
Syniverse Holdings, Inc.* (Telecommunications)	1,494	23,545
Synovus Financial Corp. (Banks)	5,976	19,422
TCF Financial Corp. (Banks)	2,822	33,187
Tech Data Corp.* (Distribution/Wholesale)	2,324	50,617
Teleflex, Inc. (Miscellaneous Manufacturing)	1,826	71,378
Telephone & Data Systems, Inc. (Telecommunications)	4,980	132,020
Temple-Inland, Inc. (Forest Products & Paper)	4,980	26,743
Terra Industries, Inc. (Chemicals)	2,158	60,618
The Brink’s Co. (Miscellaneous Manufacturing)	1,826	48,316
The Colonial BancGroup, Inc. (Banks)	9,296	8,366
The Macerich Co. (REIT)	3,486	21,822
The Ryland Group, Inc. (Home Builders)	664	11,062
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,162	40,321
Thoratec Corp.* (Healthcare - Products)	664	17,058
Tidewater, Inc. (Oil & Gas Services)	1,328	49,309
Timken Co. (Metal Fabricate/Hardware)	3,984	55,617
Tootsie Roll Industries, Inc. (Food)	664	14,422
Trustmark Corp. (Banks)	1,660	30,511

See accompanying notes to the Schedules of Portfolio Investments.

Tupperware Corp. (Household Products/Wares)	1,328	22,563
UDR, Inc. (REIT)	6,308	54,312
UGI Corp. (Gas)	2,656	62,708
United Rentals, Inc.* (Commercial Services)	1,328	5,591
Unitrin, Inc. (Insurance)	2,324	32,490
Universal Corp. (Agriculture)	1,162	34,767
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,162	44,551
URS Corp.* (Engineering & Construction)	3,818	154,285
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,656	47,250
Valley National Bancorp (Banks)	3,154	39,015
Valspar Corp. (Chemicals)	4,648	92,821
Varian, Inc.* (Electronics)	664	15,763
Vectren Corp. (Gas)	3,818	80,522
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,814	138,306
Vishay Intertechnology, Inc.* (Electronics)	8,632	30,039
Wabtec Corp. (Machinery - Diversified)	996	26,274
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,494	26,997
Washington Federal, Inc. (Savings & Loans)	3,984	52,947
Waste Connections, Inc.* (Environmental Control)	1,494	38,396
Webster Financial Corp. (Banks)	2,490	10,583
Weingarten Realty Investors (REIT)	3,652	34,767
WellCare Health Plans, Inc.* (Healthcare - Services)	1,992	22,410
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	11,786	59,284
Werner Enterprises, Inc. (Transportation)	996	15,060
Westamerica Bancorp (Banks)	498	22,689
Westar Energy, Inc. (Electric)	4,980	87,299
WGL Holdings, Inc. (Gas)	1,162	38,114
Williams Sonoma, Inc. (Retail)	3,984	40,159
Wilmington Trust Corp. (Banks)	3,154	30,562
Wind River Systems, Inc.* (Software)	1,328	8,499
Woodward Governor Co. (Electronics)	1,162	12,991
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,822	24,580
YRC Worldwide, Inc.* (Transportation)	2,656	11,925
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,328	25,259

TOTAL COMMON STOCKS
(Cost $12,722,774)		13,445,466

Rights/Warrants(NM)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* @ $12.21 (Retail - Restaurants)	135	1

TOTAL RIGHTS/WARRANTS
(Cost $0)		1

TOTAL INVESTMENT SECURITIES
(Cost $12,722,774)—100.0%		13,445,467
Net other assets (liabilities)—NM		5,546

NET ASSETS—100.0%		$13,451,013

*	Non-income producing security

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.4%
Banks	5.3%
Beverages	0.3%
Biotechnology	1.7%
Building Materials	0.9%
Chemicals	4.4%
Coal	0.3%
Commercial Services	5.6%
Computers	2.0%
Cosmetics/Personal Care	0.4%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.2%
Electric	7.5%
Electrical Components & Equipment	0.5%
Electronics	2.9%
Engineering & Construction	3.4%
Entertainment	0.4%
Environmental Control	0.4%
Food	2.1%
Forest Products & Paper	1.2%
Gas	3.9%
Hand/Machine Tools	0.4%
Healthcare - Products	2.5%
Healthcare - Services	2.1%
Home Builders	0.3%
Household Products/Wares	0.7%
Insurance	6.8%
Internet	0.1%
Investment Companies	0.2%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.1%
Machinery - Diversified	1.3%
Media	0.1%
See accompanying notes to the Schedules of Portfolio Investments.

Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.2%
Office Furnishings	0.2%
Oil & Gas	2.1%
Oil & Gas Services	0.8%
Packaging & Containers	1.6%
Pharmaceuticals	1.8%
Pipelines	0.8%
REIT	8.9%
Retail	4.6%
Retail - Restaurants	0.4%
Savings & Loans	2.7%
Semiconductors	1.7%
Software	1.3%
Telecommunications	2.2%
Textiles	0.6%
Transportation	0.8%
Trucking & Leasing	0.4%
Water	0.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3Com Corp.* (Telecommunications)	7,632	$23,583
99 Cents Only Stores* (Retail)	1,696	15,671
ACI Worldwide, Inc.* (Software)	2,544	47,700
Acxiom Corp. (Software)	2,120	15,688
ADC Telecommunications, Inc.* (Telecommunications)	5,512	24,198
ADTRAN, Inc. (Telecommunications)	2,544	41,238
Advance Auto Parts, Inc. (Retail)	7,208	296,105
Advent Software, Inc.* (Software)	424	14,123
Aecom Technology Corp.* (Engineering & Construction)	2,544	66,348
Aeropostale, Inc.* (Retail)	5,088	135,137
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,392	141,480
AGCO Corp.* (Machinery - Diversified)	2,544	49,862
Airgas, Inc. (Chemicals)	3,392	114,684
Alaska Air Group, Inc.* (Airlines)	2,968	52,148
Albemarle Corp. (Chemicals)	4,664	101,535
Alberto-Culver Co. (Cosmetics/Personal Care)	2,544	57,520
Alliance Data Systems Corp.* (Commercial Services)	5,088	188,002
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,544	170,397
AMB Property Corp. (REIT)	4,664	67,162
American Eagle Outfitters, Inc. (Retail)	10,600	129,744
AmeriCredit Corp.* (Diversified Financial Services)	3,816	22,362
Ametek, Inc. (Electrical Components & Equipment)	8,480	265,170
ANSYS, Inc.* (Software)	6,784	170,278
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,544	79,220
Aqua America, Inc. (Water)	4,240	84,800
Arch Coal, Inc. (Coal)	5,512	73,695
Atmel Corp.* (Semiconductors)	10,600	38,478
Avocent Corp.* (Internet)	1,696	20,589
Bank of Hawaii Corp. (Banks)	2,120	69,918
Beckman Coulter, Inc. (Healthcare - Products)	2,120	108,141
Bill Barrett Corp.* (Oil & Gas)	848	18,860
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	848	55,883
BJ’s Wholesale Club, Inc.* (Retail)	2,120	67,819
BorgWarner, Inc. (Auto Parts & Equipment)	4,240	86,072
Broadridge Financial Solutions, Inc. (Software)	7,208	134,141
Brown & Brown, Inc. (Insurance)	8,904	168,375
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	5,936	90,108
Career Education Corp.* (Commercial Services)	5,512	132,068
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,696	33,292
Carpenter Technology Corp. (Iron/Steel)	2,120	29,934
Cathay Bancorp, Inc. (Banks)	2,120	22,112
Cerner Corp.* (Software)	5,088	223,719
Charles River Laboratories International, Inc.* (Biotechnology)	2,120	57,685
Cheesecake Factory, Inc.* (Retail)	2,544	29,129
Chico’s FAS, Inc.* (Retail)	13,568	72,860
Chipotle Mexican Grill, Inc. - Class A* (Retail)	2,544	168,871
Church & Dwight, Inc. (Household Products/Wares)	5,512	287,892
Cimarex Energy Co. (Oil & Gas)	3,816	70,138
Clean Harbors, Inc.* (Environmental Control)	1,696	81,408
Cliffs Natural Resources, Inc. (Iron/Steel)	8,904	161,697
Coldwater Creek, Inc.* (Retail)	1,696	4,257
Commerce Bancshares, Inc. (Banks)	2,544	92,347
Commercial Metals Co. (Metal Fabricate/Hardware)	5,088	58,766
Commscope, Inc.* (Telecommunications)	5,512	62,616
Community Health Systems, Inc.* (Healthcare - Services)	3,392	52,033
Comstock Resources, Inc.* (Oil & Gas)	3,392	101,082
Con-way, Inc. (Transportation)	3,392	60,819
Copart, Inc.* (Retail)	5,088	150,910
Corinthian Colleges, Inc.* (Commercial Services)	3,816	74,221
Corrections Corp. of America* (Commercial Services)	3,816	48,883
Covance, Inc.* (Healthcare - Services)	2,968	105,750
Cree Research, Inc.* (Semiconductors)	6,784	159,627
Cullen/Frost Bankers, Inc. (Banks)	2,120	99,513
Denbury Resources, Inc.* (Oil & Gas)	19,080	283,529
DeVry, Inc. (Commercial Services)	2,544	122,570
Dick’s Sporting Goods, Inc.* (Retail)	6,784	96,808
Digital River, Inc.* (Internet)	2,968	88,506
Dollar Tree, Inc.* (Retail)	7,208	321,116
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,936	159,322
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	5,936	128,455
DST Systems, Inc.* (Computers)	2,968	102,752
Dycom Industries, Inc.* (Engineering & Construction)	1,272	7,365
Eaton Vance Corp. (Diversified Financial Services)	8,904	203,456
Edwards Lifesciences Corp.* (Healthcare - Products)	2,544	154,243
Encore Acquisition Co.* (Oil & Gas)	4,240	98,665
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	8,904	157,423
Energen Corp. (Gas)	3,816	111,160
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,664	231,754
F5 Networks, Inc.* (Internet)	6,360	133,242
FactSet Research Systems, Inc. (Computers)	3,392	169,566
Fair Isaac Corp. (Software)	2,120	29,828
Flowers Foods, Inc. (Food)	2,968	69,689
FMC Corp. (Chemicals)	5,936	256,079
FMC Technologies, Inc.* (Oil & Gas Services)	9,752	305,920

See accompanying notes to the Schedules of Portfolio Investments.

Frontier Oil Corp. (Oil & Gas)	8,056	103,036
FTI Consulting, Inc.* (Commercial Services)	3,816	188,816
Gartner Group, Inc.* (Commercial Services)	4,664	51,351
Gen-Probe, Inc.* (Healthcare - Products)	4,240	193,259
Global Payments, Inc. (Software)	6,360	212,488
Graco, Inc. (Machinery - Diversified)	4,664	79,614
Granite Construction, Inc. (Engineering & Construction)	1,272	47,675
GUESS?, Inc. (Apparel)	4,664	98,317
Hanesbrands, Inc.* (Apparel)	2,968	28,404
Hanover Insurance Group, Inc. (Insurance)	3,816	109,977
Hansen Natural Corp.* (Beverages)	5,936	213,696
Harsco Corp. (Miscellaneous Manufacturing)	2,968	65,801
HCC Insurance Holdings, Inc. (Insurance)	8,904	224,292
Health Management Associates, Inc. - Class A* (Healthcare - Services)	11,448	29,536
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	7,208	37,049
Helmerich & Payne, Inc. (Oil & Gas)	8,056	183,435
Henry Schein, Inc.* (Healthcare - Products)	4,240	169,642
Herman Miller, Inc. (Office Furnishings)	4,240	45,198
Hewitt Associates, Inc.* (Commercial Services)	2,120	63,091
Hologic, Inc.* (Healthcare - Products)	19,928	260,857
IDEX Corp. (Machinery - Diversified)	2,968	64,910
IDEXX Laboratories, Inc.* (Healthcare - Products)	4,664	161,281
Immucor, Inc.* (Healthcare - Products)	5,088	127,963
International Bancshares Corp. (Banks)	1,696	13,229
International Rectifier Corp.* (Semiconductors)	2,120	28,641
International Speedway Corp. (Entertainment)	1,272	28,060
Itron, Inc.* (Electronics)	1,272	60,229
ITT Educational Services, Inc.* (Commercial Services)	2,544	308,892
J. Crew Group, Inc.* (Retail)	3,816	50,295
J.B. Hunt Transport Services, Inc. (Transportation)	6,360	153,340
Jack Henry & Associates, Inc. (Computers)	3,816	62,277
Jefferies Group, Inc. (Diversified Financial Services)	5,088	70,214
John Wiley & Sons, Inc. (Media)	3,392	101,014
Jones Lang LaSalle, Inc. (Real Estate)	2,544	59,173
Joy Global, Inc. (Machinery - Construction & Mining)	8,056	171,593
Kansas City Southern Industries, Inc.* (Transportation)	4,240	53,890
Kinetic Concepts, Inc.* (Healthcare - Products)	4,240	89,549
Korn/Ferry International* (Commercial Services)	3,392	30,732
Lam Research Corp.* (Semiconductors)	9,752	222,053
Lamar Advertising Co.* (Advertising)	5,936	57,876
Landstar System, Inc. (Transportation)	3,816	127,722
Lender Processing Services, Inc. (Diversified Financial Services)	4,240	129,786
Life Time Fitness, Inc.* (Leisure Time)	1,272	15,976
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,544	53,068
Lincare Holdings, Inc.* (Healthcare - Services)	5,936	129,405
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,392	107,492
LKQ Corp.* (Distribution/Wholesale)	6,784	96,808
M.D.C. Holdings, Inc. (Home Builders)	1,272	39,610
Macrovision Solutions Corp.* (Entertainment)	3,816	67,887
ManTech International Corp. - Class A* (Software)	848	35,531
Mariner Energy, Inc.* (Oil & Gas)	3,816	29,574
Martin Marietta Materials (Building Materials)	1,696	134,493
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	3,816	101,315
Masimo Corp.* (Healthcare - Products)	424	12,288
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,696	48,862
MDU Resources Group, Inc. (Electric)	6,360	102,650
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,696	20,980
Mentor Graphics Corp.* (Computers)	2,120	9,413
Mercury General Corp. (Insurance)	1,272	37,778
Metavante Technologies, Inc.* (Software)	6,784	135,409
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	2,544	130,584
Mine Safety Appliances Co. (Environmental Control)	1,272	25,465
Minerals Technologies, Inc. (Chemicals)	424	13,589
MPS Group, Inc.* (Commercial Services)	2,544	15,137
MSC Industrial Direct Co. - Class A (Retail)	3,392	105,389
National Instruments Corp. (Computers)	2,120	39,538
Navigant Consulting Co.* (Commercial Services)	3,816	49,875
NBTY, Inc.* (Pharmaceuticals)	2,544	35,820
NCR Corp.* (Computers)	5,936	47,191
Netflix, Inc.* (Internet)	3,392	145,585
NeuStar, Inc.* (Telecommunications)	5,936	99,428
NewAlliance Bancshares, Inc. (Savings & Loans)	1,696	19,911
Newfield Exploration Co.* (Oil & Gas)	6,360	144,372
Nordson Corp. (Machinery - Diversified)	1,272	36,163

See accompanying notes to the Schedules of Portfolio Investments.

NVR, Inc.* (Home Builders)	424	181,366
Oceaneering International, Inc.* (Oil & Gas Services)	4,240	156,329
Olin Corp. (Chemicals)	3,816	54,454
Omnicare, Inc. (Pharmaceuticals)	4,240	103,838
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,544	97,333
Overseas Shipholding Group, Inc. (Transportation)	1,272	28,836
Palm, Inc.* (Computers)	3,392	29,239
Panera Bread Co. - Class A* (Retail)	2,544	142,210
Parametric Technology Corp.* (Software)	8,904	88,862
Patriot Coal Corp.* (Coal)	2,544	9,438
Patterson-UTI Energy, Inc. (Oil & Gas)	11,872	106,373
Perrigo Co. (Pharmaceuticals)	2,120	52,640
PetSmart, Inc. (Retail)	6,360	133,306
Pharmaceutical Product Development, Inc. (Commercial Services)	9,328	221,260
Plains Exploration & Production Co.* (Oil & Gas)	5,088	87,666
Plantronics, Inc. (Telecommunications)	3,816	46,059
Polycom, Inc.* (Telecommunications)	3,816	58,728
Potlatch Corp. (Forest Products & Paper)	1,696	39,330
Priceline.com, Inc.* (Internet)	2,968	233,819
Pride International, Inc.* (Oil & Gas)	6,784	121,976
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,544	40,017
Quanta Services, Inc.* (Commercial Services)	5,512	118,232
Quicksilver Resources, Inc.* (Oil & Gas)	8,480	46,979
Ralcorp Holdings, Inc.* (Food)	2,120	114,226
Raymond James Financial Corp. (Diversified Financial Services)	3,392	66,822
Reinsurance Group of America, Inc. (Insurance)	2,544	82,400
Reliance Steel & Aluminum Co. (Iron/Steel)	5,088	133,967
ResMed, Inc.* (Healthcare - Products)	5,936	209,778
Rollins, Inc. (Commercial Services)	3,392	58,173
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,784	287,981
Ross Stores, Inc. (Retail)	10,176	365,115
SAIC, Inc.* (Commercial Services)	5,936	110,825
Scientific Games Corp. - Class A* (Entertainment)	2,544	30,808
SEI Investments Co. (Software)	10,176	124,249
Semtech Corp.* (Semiconductors)	2,120	28,302
Sepracor, Inc.* (Pharmaceuticals)	8,480	124,317
Silicon Laboratories, Inc.* (Semiconductors)	3,392	89,549
Sotheby’s (Commercial Services)	5,088	45,792
SRA International, Inc. - Class A* (Computers)	2,120	31,164
StanCorp Financial Group, Inc. (Insurance)	1,696	38,635
Steel Dynamics, Inc. (Iron/Steel)	12,720	112,063
STERIS Corp. (Healthcare - Products)	2,120	49,354
Strayer Education, Inc. (Commercial Services)	1,272	228,795
Superior Energy Services, Inc.* (Oil & Gas Services)	5,936	76,515
SVB Financial Group* (Banks)	2,544	50,905
Sybase, Inc.* (Software)	2,968	89,901
Syniverse Holdings, Inc.* (Telecommunications)	848	13,364
Synopsys, Inc.* (Computers)	11,024	228,527
Synovus Financial Corp. (Banks)	11,872	38,584
TCF Financial Corp. (Banks)	4,240	49,862
Techne Corp. (Healthcare - Products)	2,968	162,379
Terex Corp.* (Machinery - Construction & Mining)	7,208	66,674
Terra Industries, Inc. (Chemicals)	4,240	119,102
The Corporate Executive Board Co. (Commercial Services)	2,544	36,888
The Ryland Group, Inc. (Home Builders)	2,120	35,319
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,696	58,851
The Timberland Co. - Class A* (Apparel)	3,392	40,500
The Warnaco Group, Inc.* (Apparel)	3,816	91,584
Thomas & Betts Corp.* (Electronics)	4,240	106,085
Thor Industries, Inc. (Home Builders)	2,544	39,737
Thoratec Corp.* (Healthcare - Products)	3,392	87,140
Tidewater, Inc. (Oil & Gas Services)	1,696	62,972
Toll Brothers, Inc.* (Home Builders)	10,176	184,796
Tootsie Roll Industries, Inc. (Food)	848	18,419
Trimble Navigation, Ltd.* (Electronics)	9,328	142,532
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,360	58,130
Trustmark Corp. (Banks)	848	15,586
Tupperware Corp. (Household Products/Wares)	2,544	43,223
UGI Corp. (Gas)	3,816	90,096
Under Armour, Inc. - Class A* (Retail)	2,968	48,764
Unit Corp.* (Oil & Gas)	3,816	79,831
United Rentals, Inc.* (Commercial Services)	2,544	10,710
United Therapeutics Corp.* (Pharmaceuticals)	1,696	112,089
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,120	81,281
Urban Outfitters, Inc.* (Retail)	8,904	145,758
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,696	30,172
Valley National Bancorp (Banks)	3,816	47,204
ValueClick, Inc.* (Internet)	6,784	57,732
Varian, Inc.* (Electronics)	848	20,132
VCA Antech, Inc.* (Pharmaceuticals)	6,360	143,418
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,816	109,634
W.R. Berkley Corp. (Insurance)	10,600	239,030
Wabtec Corp. (Machinery - Diversified)	2,120	55,926
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,240	76,617

See accompanying notes to the Schedules of Portfolio Investments.

Waste Connections, Inc.* (Environmental Control)	3,392	87,174
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,816	188,396
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	12,720	63,982
Werner Enterprises, Inc. (Transportation)	1,696	25,644
Westamerica Bancorp (Banks)	1,272	57,952
Western Digital Corp.* (Computers)	17,384	336,207
WGL Holdings, Inc. (Gas)	1,696	55,629
Wind River Systems, Inc.* (Software)	2,968	18,995
Woodward Governor Co. (Electronics)	2,120	23,702
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	2,544	48,387

TOTAL COMMON STOCKS
(Cost $20,366,761)		24,346,792

Rights/Warrants(NM)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* @ $12.21 (Retail - Restaurants)	295	3

TOTAL RIGHTS/WARRANTS
(Cost $0)		3

TOTAL INVESTMENT SECURITIES
(Cost $20,366,761)—100.0%		24,346,795
Net other assets (liabilities)—NM		(7,192)

NET ASSETS—100.0%		$24,339,603

*	Non-income producing security

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.2%
Aerospace/Defense	0.7%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.4%
Banks	2.4%
Beverages	0.9%
Biotechnology	0.8%
Building Materials	0.6%
Chemicals	2.7%
Coal	0.3%
Commercial Services	9.4%
Computers	4.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.9%
Electric	0.4%
Electrical Components & Equipment	2.6%
Electronics	1.4%
Engineering & Construction	0.5%
Entertainment	1.0%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.2%
Gas	1.1%
Hand/Machine Tools	0.4%
Healthcare - Products	7.5%
Healthcare - Services	1.9%
Home Builders	2.0%
Household Products/Wares	1.6%
Insurance	3.7%
Internet	2.8%
Iron/Steel	1.8%
Leisure Time	0.1%
Machinery - Construction & Mining	1.4%
Machinery - Diversified	1.3%
Media	0.4%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	6.1%
Oil & Gas Services	2.7%
Pharmaceuticals	3.5%
REIT	0.3%
Real Estate	0.2%
Retail	10.1%
Retail - Restaurants	0.3%
Savings & Loans	0.1%
Semiconductors	2.4%
Software	5.6%
Telecommunications	1.6%
Toys/Games/Hobbies	0.4%
Transportation	1.7%
Water	0.3%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Aaron Rents, Inc. (Commercial Services)	1,749	$46,628
ABM Industries, Inc. (Commercial Services)	4,452	73,013
Acadia Realty Trust (REIT)	3,180	33,740
Actel Corp.* (Semiconductors)	1,590	16,091
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,908	43,006
Adaptec, Inc.* (Telecommunications)	12,243	29,383
Administaff, Inc. (Commercial Services)	2,226	47,035
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,339	25,143
Agilysys, Inc. (Computers)	2,226	9,572
Albany International Corp. - Class A (Machinery - Diversified)	2,703	24,462
ALLETE, Inc. (Electric)	2,703	72,143
Alliance One International, Inc.* (Agriculture)	8,904	34,191
Almost Family, Inc.* (Healthcare - Services)	159	3,035
AMCOL International Corp. (Mining)	795	11,798
American Medical Systems Holdings, Inc.* (Healthcare - Products)	3,816	42,548
American Public Education, Inc.* (Commercial Services)	318	13,375
American States Water Co. (Water)	1,749	63,524
American Vanguard Corp. (Chemicals)	477	6,153
AMERIGROUP Corp.* (Healthcare - Services)	5,247	144,502
AMN Healthcare Services, Inc.* (Commercial Services)	1,113	5,676
Analogic Corp. (Electronics)	1,272	40,729
Anixter International, Inc.* (Telecommunications)	1,272	40,297
Apogee Enterprises, Inc. (Building Materials)	2,862	31,425
Applied Industrial Technologies, Inc. (Machinery - Diversified)	3,657	61,694
Applied Signal Technology, Inc. (Telecommunications)	477	9,650
Arbitron, Inc. (Commercial Services)	1,431	21,479
Arch Chemicals, Inc. (Chemicals)	2,544	48,234
Arctic Cat, Inc. (Leisure Time)	1,272	4,872
Arkansas Best Corp. (Transportation)	2,544	48,387
ArQule, Inc.* (Biotechnology)	1,908	7,899
Arris Group, Inc.* (Telecommunications)	4,452	32,811
ATC Technology Corp.* (Auto Parts & Equipment)	1,272	14,246
Atmos Energy Corp. (Gas)	9,222	213,213
Atwood Oceanics, Inc.* (Oil & Gas)	2,385	39,567
Audiovox Corp. - Class A* (Telecommunications)	1,908	6,544
Avid Technology, Inc.* (Software)	3,021	27,612
Avista Corp. (Electric)	5,406	74,495
AZZ, Inc.* (Miscellaneous Manufacturing)	477	12,588
Baldor Electric Co. (Hand/Machine Tools)	4,611	66,813
Bank Mutual Corp. (Banks)	4,770	43,216
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,293	45,892
Belden, Inc. (Electrical Components & Equipment)	4,611	57,684
Benchmark Electronics, Inc.* (Electronics)	3,021	33,835
Big 5 Sporting Goods Corp. (Retail)	2,226	13,067
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	318	6,649
BioMed Realty Trust, Inc. (REIT)	8,109	54,898
Black Box Corp. (Telecommunications)	1,749	41,294
Blue Coat Systems, Inc.* (Internet)	2,385	28,644
Blue Nile, Inc.* (Internet)	636	19,175
Boston Private Financial Holdings, Inc. (Banks)	6,360	22,324
Bowne & Co., Inc. (Commercial Services)	2,703	8,677
Brady Corp. - Class A (Electronics)	2,067	36,441
Briggs & Stratton Corp. (Machinery - Diversified)	4,929	81,328
Brightpoint, Inc.* (Distribution/Wholesale)	5,088	21,777
Bristow Group, Inc.* (Transportation)	1,590	34,074
Brookline Bancorp, Inc. (Savings & Loans)	5,883	55,888
Brooks Automation, Inc.* (Semiconductors)	3,339	15,393
Brown Shoe Co., Inc. (Retail)	4,293	16,099
Brunswick Corp. (Leisure Time)	8,745	30,170
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,816	8,128
Buffalo Wild Wings, Inc.* (Retail)	1,113	40,714
C&D Technologies, Inc.* (Electrical Components & Equipment)	2,703	5,001
Cabela’s, Inc.* (Retail)	3,975	36,212
Cabot Microelectronics Corp.* (Chemicals)	1,113	26,745
Cal-Maine Foods, Inc. (Food)	636	14,240
Calgon Carbon Corp.* (Environmental Control)	3,498	49,567
California Pizza Kitchen, Inc.* (Retail)	1,272	16,638
Cambrex Corp.* (Biotechnology)	954	2,175
Cascade Corp. (Machinery - Diversified)	318	5,606
Casey’s General Stores, Inc. (Retail)	2,067	55,106
Cash America International, Inc. (Retail)	1,272	19,920
Catapult Communications Corp.* (Computers)	477	3,325
CDI Corp. (Commercial Services)	1,272	12,364
Cedar Shopping Centers, Inc. (REIT)	4,452	7,746
Centene Corp.* (Healthcare - Services)	4,293	77,360
Central Garden & Pet Co. - Class A* (Household Products/Wares)	7,155	53,806
Central Pacific Financial Corp. (Banks)	2,862	16,027
Central Vermont Public Service Corp. (Electric)	1,113	19,255
Century Aluminum Co.* (Mining)	5,565	11,742
CH Energy Group, Inc. (Electric)	1,590	74,571

See accompanying notes to the Schedules of Portfolio Investments.

Charlotte Russe Holding, Inc.* (Retail)	2,067	16,846
Checkpoint Systems, Inc.* (Electronics)	3,816	34,230
Christopher & Banks Corp. (Retail)	3,498	14,307
Ciber, Inc.* (Computers)	5,406	14,758
CIRCOR International, Inc. (Metal Fabricate/Hardware)	954	21,484
CKE Restaurants, Inc. (Retail)	2,226	18,698
Clarcor, Inc. (Miscellaneous Manufacturing)	2,385	60,078
Clearwater Paper Corp.* (Forest Products & Paper)	477	3,830
Cleco Corp. (Electric)	6,042	131,051
Cognex Corp. (Machinery - Diversified)	2,067	27,594
Cohu, Inc. (Semiconductors)	954	6,869
Colonial Properties Trust (REIT)	4,770	18,174
Columbia Banking System, Inc. (Banks)	1,749	11,194
Community Bank System, Inc. (Banks)	3,339	55,928
Computer Programs & Systems, Inc. (Software)	159	5,290
comScore, Inc.* (Internet)	795	9,612
CONMED Corp.* (Healthcare - Products)	1,749	25,203
Consolidated Graphics, Inc.* (Commercial Services)	1,113	14,157
Cooper Cos., Inc. (Healthcare - Products)	2,226	58,855
CorVel Corp.* (Commercial Services)	318	6,430
Cross Country Healthcare, Inc.* (Commercial Services)	3,021	19,788
CryoLife, Inc.* (Biotechnology)	2,067	10,707
CSG Systems International, Inc.* (Software)	1,749	24,976
CTS Corp. (Electronics)	3,339	12,054
Cubic Corp. (Electronics)	795	20,137
Cyberonics, Inc.* (Healthcare - Products)	1,590	21,099
Cypress Semiconductor Corp.* (Semiconductors)	14,469	97,955
Delphi Financial Group, Inc. - Class A (Insurance)	4,134	55,644
DiamondRock Hospitality Co. (REIT)	9,063	36,343
Digi International, Inc.* (Software)	954	7,317
Dime Community Bancshares, Inc. (Savings & Loans)	2,703	25,354
DineEquity, Inc. (Retail)	1,590	18,857
DSP Group, Inc.* (Semiconductors)	2,703	11,677
E.W. Scripps Co. (Media)	2,862	3,864
EastGroup Properties, Inc. (REIT)	2,544	71,410
Eclipsys Corp.* (Software)	3,498	35,470
El Paso Electric Co.* (Electric)	2,703	38,085
EMCOR Group, Inc.* (Engineering & Construction)	6,519	111,931
EMS Technologies, Inc.* (Telecommunications)	1,113	19,433
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,067	35,346
Entertainment Properties Trust (REIT)	3,339	52,623
Enzo Biochem, Inc.* (Biotechnology)	2,385	9,588
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,272	49,226
Esterline Technologies Corp.* (Aerospace/Defense)	1,590	32,102
Ethan Allen Interiors, Inc. (Home Furnishings)	2,862	32,226
Exar Corp.* (Semiconductors)	2,544	15,875
Extra Space Storage, Inc. (REIT)	8,586	47,309
FairPoint Communications, Inc. (Telecommunications)	8,904	6,945
FEI Co.* (Electronics)	2,385	36,801
Financial Federal Corp. (Diversified Financial Services)	2,544	53,882
First BanCorp (Banks)	3,498	14,901
First Commonwealth Financial Corp. (Banks)	7,314	64,875
First Financial Bancorp (Banks)	3,180	30,305
First Financial Bankshares, Inc. (Banks)	1,113	53,613
First Midwest Bancorp, Inc. (Banks)	4,929	42,340
Flagstar Bancorp, Inc.* (Savings & Loans)	5,883	4,412
Forestar Group, Inc.* (Real Estate)	3,657	27,976
Forrester Research, Inc.* (Commercial Services)	636	13,076
Franklin Street Properties Corp. (REIT)	5,088	62,582
Fred’s, Inc. (Retail)	3,975	44,838
Frontier Financial Corp. (Banks)	4,770	5,247
Fuller (H.B.) Co. (Chemicals)	4,929	64,077
G & K Services, Inc. (Textiles)	1,908	36,080
GenCorp, Inc.* (Aerospace/Defense)	4,929	10,449
General Communication, Inc. - Class A* (Telecommunications)	2,544	16,994
Genesco, Inc. (Retail)	954	17,964
Gentiva Health Services, Inc.* (Healthcare - Services)	1,590	24,168
Gerber Scientific, Inc.* (Machinery - Diversified)	2,385	5,700
Gevity HR, Inc. (Commercial Services)	2,544	10,049
Gibraltar Industries, Inc. (Iron/Steel)	2,703	12,758
Glacier Bancorp, Inc. (Banks)	2,703	42,464
Greatbatch, Inc.* (Electrical Components & Equipment)	1,272	24,613
Griffon Corp.* (Miscellaneous Manufacturing)	4,929	36,968
Group 1 Automotive, Inc. (Retail)	2,385	33,318
Guaranty Financial Group, Inc.* (Savings & Loans)	10,971	11,520
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,431	11,462
Haemonetics Corp.* (Healthcare - Products)	1,272	70,062
Hancock Holding Co. (Banks)	1,113	34,815
Hanmi Financial Corp. (Banks)	2,067	2,687
Harmonic, Inc.* (Telecommunications)	9,540	62,010
Haverty Furniture Cos., Inc. (Retail)	1,908	20,091
Healthcare Services Group, Inc. (Commercial Services)	2,226	33,323
HealthSpring, Inc.* (Healthcare - Services)	2,226	18,632

See accompanying notes to the Schedules of Portfolio Investments.

Heidrick & Struggles International, Inc. (Commercial Services)	477	8,462
Helen of Troy, Ltd.* (Household Products/Wares)	1,908	26,235
Hillenbrand, Inc. (Commercial Services)	6,201	99,278
HMS Holdings Corp.* (Commercial Services)	1,272	41,849
Holly Corp. (Oil & Gas)	954	20,225
Home Bancshares, Inc. (Banks)	477	9,526
Home Properties, Inc. (REIT)	3,180	97,467
Hot Topic, Inc.* (Retail)	1,749	19,571
Hub Group, Inc. - Class A* (Transportation)	1,749	29,733
Hutchinson Technology, Inc.* (Computers)	2,226	5,788
Iconix Brand Group, Inc.* (Apparel)	2,862	25,329
Independent Bank Corp. (Banks)	954	14,072
Independent Bank Corp. (Banks)	1,908	4,465
Infinity Property & Casualty Corp. (Insurance)	795	26,974
Informatica Corp.* (Software)	5,247	69,575
Inland Real Estate Corp. (REIT)	5,724	40,583
Insight Enterprises, Inc.* (Retail)	4,611	14,110
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,385	37,301
Interface, Inc. - Class A (Office Furnishings)	5,565	16,639
Intermec, Inc.* (Machinery - Diversified)	2,862	29,765
Interval Leisure Group, Inc.* (Leisure Time)	1,908	10,112
Invacare Corp. (Healthcare - Products)	3,180	50,975
Investment Technology Group, Inc.* (Diversified Financial Services)	1,908	48,692
Iowa Telecommunications Services, Inc. (Telecommunications)	2,703	30,976
Irwin Financial Corp.* (Banks)	1,908	3,721
J & J Snack Foods Corp. (Food)	795	27,499
Jack in the Box, Inc.* (Retail)	2,067	48,140
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,272	15,709
JDA Software Group, Inc.* (Software)	2,703	31,220
Jo-Ann Stores, Inc.* (Retail)	2,544	41,569
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,703	28,273
Kaman Corp. (Aerospace/Defense)	2,544	31,902
Kaydon Corp. (Metal Fabricate/Hardware)	1,431	39,109
Keithley Instruments, Inc. (Electronics)	1,431	4,851
Kendle International, Inc.* (Commercial Services)	477	9,998
Kensey Nash Corp.* (Healthcare - Products)	636	13,528
Kilroy Realty Corp. (REIT)	3,339	57,397
Kirby Corp.* (Transportation)	2,067	55,065
Kite Realty Group Trust (REIT)	3,339	8,181
Kopin Corp.* (Semiconductors)	4,452	10,329
La-Z-Boy, Inc. (Home Furnishings)	5,088	6,360
LaBranche & Co., Inc.* (Diversified Financial Services)	3,498	13,083
Laclede Group, Inc. (Gas)	954	37,187
Lance, Inc. (Food)	3,180	66,208
Landauer, Inc. (Commercial Services)	318	16,116
Landry’s Restaurants, Inc. (Retail)	1,272	6,640
LaSalle Hotel Properties (REIT)	1,908	11,143
Lawson Products, Inc. (Metal Fabricate/Hardware)	477	5,805
Lexington Corporate Properties Trust (REIT)	7,314	17,407
Lindsay Manufacturing Co. (Machinery - Diversified)	477	12,879
Lithia Motors, Inc. - Class A (Retail)	1,590	3,578
Littelfuse, Inc.* (Electrical Components & Equipment)	954	10,484
Live Nation, Inc.* (Commercial Services)	7,791	20,802
Liz Claiborne, Inc. (Apparel)	9,540	23,564
LoJack Corp.* (Electronics)	636	2,881
LTC Properties, Inc. (REIT)	2,385	41,833
Lydall, Inc.* (Miscellaneous Manufacturing)	1,749	5,195
M/I Schottenstein Homes, Inc. (Home Builders)	1,431	10,003
MagneTek, Inc.* (Electrical Components & Equipment)	3,021	5,438
Manhattan Associates, Inc.* (Computers)	1,113	19,277
Marcus Corp. (Lodging)	2,067	17,570
MarineMax, Inc.* (Retail)	1,908	3,740
Matrix Service Co.* (Oil & Gas Services)	2,544	20,912
MAXIMUS, Inc. (Commercial Services)	1,908	76,053
MedCath Corp.* (Healthcare - Services)	1,908	13,871
Medical Properties Trust, Inc. (REIT)	3,021	11,027
Mercury Computer Systems, Inc.* (Computers)	2,226	12,310
Merit Medical Systems, Inc.* (Healthcare - Products)	1,272	15,531
Methode Electronics, Inc. (Electronics)	3,816	13,661
Microsemi Corp.* (Semiconductors)	4,293	49,799
Mid-America Apartment Communities, Inc. (REIT)	2,862	88,235
Midas, Inc.* (Commercial Services)	1,431	11,334
Mobile Mini, Inc.* (Storage/Warehousing)	1,590	18,317
Moog, Inc. - Class A* (Aerospace/Defense)	2,067	47,272
Movado Group, Inc. (Retail)	1,749	13,187
MTS Systems Corp. (Computers)	795	18,086
Multimedia Games, Inc.* (Leisure Time)	2,385	5,128
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	477	13,585
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,862	17,573
Nash Finch Co. (Food)	1,272	35,730
National Financial Partners (Diversified Financial Services)	3,975	12,720
National Penn Bancshares, Inc. (Banks)	8,109	67,305

See accompanying notes to the Schedules of Portfolio Investments.

National Presto Industries, Inc. (Housewares)	477	29,102
National Retail Properties, Inc. (REIT)	7,791	123,409
NBT Bancorp, Inc. (Banks)	1,908	41,289
NCI Building Systems, Inc.* (Building Materials)	1,908	4,236
Neenah Paper, Inc. (Forest Products & Paper)	1,431	5,195
Neogen Corp.* (Pharmaceuticals)	477	10,413
Network Equipment Technologies, Inc.* (Telecommunications)	3,021	10,694
Neutral Tandem, Inc.* (Telecommunications)	795	19,565
New Jersey Resources Corp. (Gas)	4,293	145,876
NewMarket Corp. (Chemicals)	318	14,087
Newport Corp.* (Electronics)	3,657	16,164
Northwest Natural Gas Co. (Gas)	2,703	117,364
Novatel Wireless, Inc.* (Telecommunications)	3,021	16,978
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,431	13,566
O’Charley’s, Inc. (Retail)	2,067	6,222
Odyssey Healthcare, Inc.* (Healthcare - Services)	1,749	16,965
OfficeMax, Inc. (Retail)	7,632	23,812
Old National Bancorp (Banks)	6,678	74,593
Olympic Steel, Inc. (Iron/Steel)	318	4,824
OM Group, Inc.* (Chemicals)	3,021	58,366
Omnicell, Inc.* (Software)	1,431	11,190
On Assignment, Inc.* (Commercial Services)	3,657	9,910
Osteotech, Inc.* (Healthcare - Products)	1,749	6,104
Oxford Industries, Inc. (Apparel)	1,431	8,829
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,067	19,574
PAREXEL International Corp.* (Commercial Services)	3,180	30,941
Parkway Properties, Inc. (REIT)	1,590	16,377
PC-Tel, Inc. (Internet)	1,113	4,786
Peet’s Coffee & Tea, Inc.* (Beverages)	636	13,750
Penford Corp. (Chemicals)	1,113	4,040
Pennsylvania REIT (REIT)	3,975	14,111
Perry Ellis International, Inc.* (Apparel)	1,113	3,851
PharMerica Corp.* (Pharmaceuticals)	1,431	23,812
Phase Forward, Inc.* (Software)	2,862	36,605
Phoenix Technologies, Ltd.* (Software)	2,226	3,606
Piedmont Natural Gas Co., Inc. (Gas)	3,975	102,913
Pinnacle Entertainment, Inc.* (Entertainment)	2,862	20,148
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,590	41,006
Polaris Industries, Inc. (Leisure Time)	1,272	27,272
PolyOne Corp.* (Chemicals)	9,222	21,303
Post Properties, Inc. (REIT)	4,452	45,143
Presidential Life Corp. (Insurance)	2,226	17,341
ProAssurance Corp.* (Insurance)	1,431	66,713
Progress Software Corp.* (Software)	1,908	33,123
Prosperity Bancshares, Inc. (Banks)	2,067	56,532
Provident Bankshares Corp. (Banks)	3,339	23,540
PS Business Parks, Inc. (REIT)	1,431	52,732
PSS World Medical, Inc.* (Healthcare - Products)	2,862	41,070
Quaker Chemical Corp. (Chemicals)	1,113	8,837
Quanex Building Products Corp. (Building Materials)	3,816	29,002
Quiksilver, Inc.* (Apparel)	12,720	16,282
Radiant Systems, Inc.* (Computers)	1,113	4,908
RadiSys Corp.* (Computers)	2,226	13,490
RC2 Corp.* (Toys/Games/Hobbies)	954	5,028
Red Robin Gourmet Burgers, Inc.* (Retail)	1,590	28,032
Regal-Beloit Corp. (Hand/Machine Tools)	1,431	43,846
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,657	50,686
RehabCare Group, Inc.* (Healthcare - Services)	1,749	30,503
Res-Care, Inc.* (Healthcare - Services)	1,272	18,520
Rewards Network, Inc.* (Commercial Services)	2,703	9,461
RLI Corp. (Insurance)	795	39,909
Robbins & Myers, Inc. (Machinery - Diversified)	3,498	53,065
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,816	103,223
Rogers Corp.* (Electronics)	795	15,010
RTI International Metals, Inc.* (Mining)	1,113	13,022
Ruby Tuesday, Inc.* (Retail)	5,247	15,321
Rudolph Technologies, Inc.* (Semiconductors)	3,021	9,154
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,749	2,309
S&T Bancorp, Inc. (Banks)	1,749	37,096
Safety Insurance Group, Inc. (Insurance)	1,590	49,417
Sanderson Farms, Inc. (Food)	795	29,852
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,180	15,741
ScanSource, Inc.* (Distribution/Wholesale)	954	17,725
School Specialty, Inc.* (Retail)	1,590	27,968
Schulman (A.), Inc. (Chemicals)	2,544	34,471
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,590	29,351
Selective Insurance Group, Inc. (Insurance)	2,703	32,868
Senior Housing Properties Trust (REIT)	11,448	160,501
Skechers U.S.A., Inc. - Class A* (Apparel)	3,339	22,271
Skyline Corp. (Home Builders)	636	12,090
Skyworks Solutions, Inc.* (Semiconductors)	10,017	80,737
Smith Corp. (Miscellaneous Manufacturing)	2,226	56,051
Sonic Automotive, Inc. (Retail)	2,862	4,579
Sonic Corp.* (Retail)	3,657	36,643
Sonic Solutions* (Electronics)	954	1,145
South Financial Group, Inc. (Banks)	7,473	8,220
South Jersey Industries, Inc. (Gas)	3,021	105,735
Southwest Gas Corp. (Gas)	4,452	93,804

See accompanying notes to the Schedules of Portfolio Investments.

Sovran Self Storage, Inc. (REIT)	2,226	44,698
Spartan Motors, Inc. (Auto Parts & Equipment)	3,339	13,423
Spherion Corp.* (Commercial Services)	5,088	10,583
SPSS, Inc.* (Software)	795	22,602
Stage Stores, Inc. (Retail)	3,816	38,465
Standard Microsystems Corp.* (Semiconductors)	1,113	20,702
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,272	3,498
Standard Pacific Corp.* (Home Builders)	9,222	8,115
Standex International Corp. (Miscellaneous Manufacturing)	1,272	11,702
StarTek, Inc.* (Commercial Services)	1,113	3,450
Stein Mart, Inc.* (Retail)	2,544	7,352
Stepan Co. (Chemicals)	795	21,704
Sterling Bancorp (Banks)	1,749	17,315
Sterling Bancshares, Inc. (Banks)	7,314	47,834
Sterling Financial Corp. (Savings & Loans)	5,247	10,861
Stewart Information Services Corp. (Insurance)	1,749	34,106
Stone Energy Corp.* (Oil & Gas)	3,498	11,648
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,272	15,684
Superior Industries International, Inc. (Auto Parts & Equipment)	2,385	28,262
Supertex, Inc.* (Semiconductors)	477	11,019
Susquehanna Bancshares, Inc. (Banks)	8,586	80,107
SWS Group, Inc. (Diversified Financial Services)	1,272	19,754
Symmetricom, Inc.* (Telecommunications)	2,703	9,461
SYNNEX Corp.* (Software)	1,908	37,530
Take-Two Interactive Software, Inc. (Software)	4,929	41,157
Taleo Corp. - Class A* (Software)	1,749	20,673
Tanger Factory Outlet Centers, Inc. (REIT)	3,180	98,135
Technitrol, Inc. (Electronics)	4,134	7,069
Tekelec* (Telecommunications)	3,975	52,589
Tetra Tech, Inc.* (Environmental Control)	3,975	81,010
Texas Industries, Inc. (Building Materials)	2,703	67,575
Texas Roadhouse, Inc. - Class A* (Retail)	2,544	24,244
The Andersons, Inc. (Agriculture)	1,749	24,731
The Buckle, Inc. (Retail)	1,272	40,615
The Cato Corp. - Class A (Retail)	3,021	55,224
The Finish Line, Inc. - Class A (Retail)	5,565	36,840
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,021	16,042
The Hain Celestial Group, Inc.* (Food)	2,067	29,434
The Men’s Wearhouse, Inc. (Retail)	5,247	79,440
The Nautilus Group, Inc.* (Leisure Time)	2,226	1,402
The Navigators Group, Inc.* (Insurance)	636	30,006
The Pep Boys - Manny, Moe & Jack (Retail)	4,452	19,633
The Standard Register Co. (Household Products/Wares)	1,272	5,826
The Steak n Shake Co.* (Retail)	2,862	21,665
Theragenics Corp.* (Pharmaceuticals)	3,339	4,074
THQ, Inc.* (Software)	6,678	20,301
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,749	6,454
Tollgrade Communications, Inc.* (Telecommunications)	954	5,533
Tompkins Financial Corp. (Banks)	477	20,511
Tower Group, Inc. (Insurance)	2,067	50,910
Tredegar Corp. (Miscellaneous Manufacturing)	1,908	31,158
TreeHouse Foods, Inc.* (Food)	1,590	45,776
TriQuint Semiconductor, Inc.* (Semiconductors)	14,628	36,131
Triumph Group, Inc. (Aerospace/Defense)	1,590	60,738
TrueBlue, Inc.* (Commercial Services)	1,908	15,741
TrustCo Bank Corp. NY (Banks)	7,632	45,945
Tuesday Morning Corp.* (Retail)	3,021	3,837
Tween Brands, Inc.* (Retail)	2,544	5,444
UCBH Holdings, Inc. (Banks)	5,247	7,923
UIL Holdings Corp. (Electric)	2,544	56,782
Ultratech Stepper, Inc.* (Semiconductors)	1,590	19,859
UMB Financial Corp. (Banks)	3,021	128,362
Umpqua Holdings Corp. (Banks)	6,042	54,741
UniFirst Corp. (Textiles)	795	22,133
Unisource Energy Corp. (Electric)	3,498	98,609
United Bankshares, Inc. (Banks)	3,816	65,788
United Community Banks, Inc. (Banks)	1,749	7,276
United Fire & Casualty Co. (Insurance)	2,226	48,883
United Natural Foods, Inc.* (Food)	1,590	30,162
United Stationers, Inc.* (Distribution/Wholesale)	1,272	35,718
Universal Electronics, Inc.* (Home Furnishings)	477	8,634
Universal Forest Products, Inc. (Building Materials)	1,749	46,541
Urstadt Biddle Properties - Class A (REIT)	2,067	27,739
Valmont Industries, Inc. (Metal Fabricate/Hardware)	795	39,917
Veeco Instruments, Inc.* (Semiconductors)	3,180	21,211
Vicor Corp. (Electrical Components & Equipment)	1,908	9,330
Volt Information Sciences, Inc.* (Commercial Services)	1,272	8,459
Wabash National Corp. (Auto Manufacturers)	3,021	3,716
Watsco, Inc. (Distribution/Wholesale)	2,862	97,394
Watts Water Technologies, Inc. - Class A (Electronics)	2,862	55,981
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,929	25,927
WD-40 Co. (Household Products/Wares)	795	19,191

See accompanying notes to the Schedules of Portfolio Investments.

West Pharmaceutical Services, Inc. (Healthcare - Products)	1,113	36,518
Whitney Holding Corp. (Banks)	6,360	72,822
Winnebago Industries, Inc. (Home Builders)	1,272	6,754
Wintrust Financial Corp. (Banks)	2,385	29,336
Wolverine World Wide, Inc. (Apparel)	2,067	32,204
World Fuel Services Corp. (Retail)	954	30,175
Zale Corp.* (Retail)	3,180	6,201
Zenith National Insurance Corp. (Insurance)	1,590	38,335
Zep, Inc. (Chemicals)	1,113	11,386
Zoll Medical Corp.* (Healthcare - Products)	1,113	15,983

TOTAL COMMON STOCKS
(Cost $11,975,043)		13,156,992

TOTAL INVESTMENT SECURITIES
(Cost $11,975,043)—100.1%		13,156,992
Net other assets (liabilities)—(0.1)%		(17,182)

NET ASSETS—100.0%		$13,139,810

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Aerospace/Defense	1.4%
Agriculture	0.5%
Apparel	1.0%
Auto Manufacturers	NM
Auto Parts & Equipment	0.4%
Banks	10.4%
Beverages	0.1%
Biotechnology	0.8%
Building Materials	1.3%
Chemicals	2.5%
Commercial Services	5.8%
Computers	0.6%
Distribution/Wholesale	1.4%
Diversified Financial Services	1.5%
Electric	4.4%
Electrical Components & Equipment	1.0%
Electronics	2.6%
Engineering & Construction	1.2%
Entertainment	0.2%
Environmental Control	1.0%
Food	2.1%
Forest Products & Paper	1.3%
Gas	6.2%
Hand/Machine Tools	0.8%
Healthcare - Products	2.9%
Healthcare - Services	2.6%
Home Builders	0.4%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.8%
Internet	0.4%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.1%
Machinery - Diversified	2.2%
Media	NM
Metal Fabricate/Hardware	0.8%
Mining	0.3%
Miscellaneous Manufacturing	3.4%
Office Furnishings	0.1%
Oil & Gas	0.6%
Oil & Gas Services	0.3%
Pharmaceuticals	0.6%
REIT	10.0%
Real Estate	0.2%
Retail	7.8%
Savings & Loans	0.8%
Semiconductors	3.4%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.5%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Water	0.5%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,192	$28,473
AAR Corp.* (Aerospace/Defense)	7,448	93,398
Aaron Rents, Inc. (Commercial Services)	6,916	184,381
Abaxis, Inc.* (Healthcare - Products)	4,256	73,373
Actel Corp.* (Semiconductors)	2,128	21,535
Actuant Corp. - Class A (Miscellaneous Manufacturing)	9,576	98,920
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,256	95,930
Aerovironment, Inc.* (Aerospace/Defense)	2,660	55,594
Air Methods Corp.* (Healthcare - Services)	2,128	35,984
Almost Family, Inc.* (Healthcare - Services)	532	10,156
AMCOL International Corp. (Mining)	2,660	39,474
Amedisys, Inc.* (Healthcare - Services)	5,320	146,247
American Medical Systems Holdings, Inc.* (Healthcare - Products)	6,916	77,113
American Physicians Capital, Inc. (Insurance)	1,064	43,539
American Public Education, Inc.* (Commercial Services)	2,128	89,504
American Science & Engineering, Inc. (Electronics)	1,596	89,057
American Vanguard Corp. (Chemicals)	2,660	34,314
Amerisafe, Inc.* (Insurance)	3,192	48,901
AMN Healthcare Services, Inc.* (Commercial Services)	4,256	21,706
AmSurg Corp.* (Healthcare - Services)	5,852	92,754
Anixter International, Inc.* (Telecommunications)	3,192	101,123
Applied Signal Technology, Inc. (Telecommunications)	1,596	32,287
Arbitron, Inc. (Commercial Services)	2,128	31,941
ArQule, Inc.* (Biotechnology)	1,596	6,607
Arris Group, Inc.* (Telecommunications)	15,428	113,704
Astec Industries, Inc.* (Machinery - Construction & Mining)	3,724	97,681
ATC Technology Corp.* (Auto Parts & Equipment)	1,596	17,875
ATMI, Inc.* (Semiconductors)	6,384	98,505
Atwood Oceanics, Inc.* (Oil & Gas)	6,384	105,911
Axsys Technologies, Inc.* (Electronics)	1,596	67,096
AZZ, Inc.* (Miscellaneous Manufacturing)	1,064	28,079
Balchem Corp. (Chemicals)	3,724	93,584
Bankrate, Inc.* (Commercial Services)	2,660	66,367
Basic Energy Services, Inc.* (Oil & Gas Services)	4,256	27,536
Bel Fuse, Inc. - Class B (Electronics)	2,128	28,600
Benchmark Electronics, Inc.* (Electronics)	6,916	77,459
Bio-Reference Laboratoriess, Inc.* (Healthcare - Services)	1,596	33,372
Blackbaud, Inc. (Software)	8,512	98,824
Blue Coat Systems, Inc.* (Internet)	3,192	38,336
Blue Nile, Inc.* (Internet)	1,596	48,119
Boston Beer Co., Inc. - Class A* (Beverages)	2,128	44,390
Brady Corp. - Class A (Electronics)	6,384	112,550
Bristow Group, Inc.* (Transportation)	2,660	57,004
Brooks Automation, Inc.* (Semiconductors)	5,852	26,978
Brush Engineered Materials, Inc.* (Mining)	3,724	51,652
Buffalo Wild Wings, Inc.* (Retail)	1,596	58,382
Cabot Microelectronics Corp.* (Chemicals)	2,128	51,136
CACI International, Inc. - Class A* (Computers)	5,852	213,540
Cal-Maine Foods, Inc. (Food)	1,064	23,823
Calgon Carbon Corp.* (Environmental Control)	3,724	52,769
California Pizza Kitchen, Inc.* (Retail)	2,128	27,834
Cambrex Corp.* (Biotechnology)	3,724	8,491
Capella Education Co.* (Commercial Services)	2,660	140,980
CARBO Ceramics, Inc. (Oil & Gas Services)	3,724	105,911
Carter’s, Inc.* (Apparel)	10,640	200,138
Cascade Bancorp (Banks)	5,320	8,672
Cascade Corp. (Machinery - Diversified)	1,064	18,758
Casey’s General Stores, Inc. (Retail)	5,852	156,014
Cash America International, Inc. (Retail)	3,192	49,987
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	7,448	147,619
Catapult Communications Corp.* (Computers)	532	3,708
CEC Entertainment, Inc.* (Retail)	4,256	110,145
Ceradyne, Inc.* (Miscellaneous Manufacturing)	5,320	96,452
Chattem, Inc.* (Cosmetics/Personal Care)	3,724	208,730
Chemed Corp. (Commercial Services)	4,256	165,558
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,064	23,961
CKE Restaurants, Inc. (Retail)	6,384	53,626
Clarcor, Inc. (Miscellaneous Manufacturing)	5,320	134,011
Clearwater Paper Corp.* (Forest Products & Paper)	1,064	8,544
Cognex Corp. (Machinery - Diversified)	3,724	49,715
Cohu, Inc. (Semiconductors)	2,660	19,152
Coinstar, Inc.* (Commercial Services)	5,320	174,283
Commvault Systems, Inc.* (Software)	7,448	81,705
Computer Programs & Systems, Inc. (Software)	1,064	35,399
comScore, Inc.* (Internet)	1,596	19,296
Comtech Telecommunications Corp.* (Telecommunications)	4,788	118,599
Concur Technologies, Inc.* (Software)	7,980	153,136

See accompanying notes to the Schedules of Portfolio Investments.

CONMED Corp.* (Healthcare - Products)	2,128	30,664
Cooper Cos., Inc. (Healthcare - Products)	4,256	112,529
CorVel Corp.* (Commercial Services)	1,064	21,514
Cracker Barrel Old Country Store, Inc. (Retail)	4,256	121,892
Crocs, Inc.* (Apparel)	15,960	18,992
CryoLife, Inc.* (Biotechnology)	1,596	8,267
CSG Systems International, Inc.* (Software)	3,724	53,179
Cubic Corp. (Electronics)	1,596	40,427
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	11,172	182,774
Curtiss-Wright Corp. (Aerospace/Defense)	8,512	238,762
Cyberonics, Inc.* (Healthcare - Products)	1,596	21,179
CyberSource Corp.* (Internet)	13,300	196,973
Cymer, Inc.* (Electronics)	5,852	130,266
Daktronics, Inc. (Electronics)	6,384	41,815
Darling International, Inc.* (Environmental Control)	15,960	59,212
DealerTrack Holdings, Inc.* (Internet)	7,448	97,569
Deckers Outdoor Corp.* (Apparel)	2,660	141,086
Deltic Timber Corp. (Forest Products & Paper)	2,128	83,864
Diamond Foods, Inc. (Food)	3,192	89,153
Digi International, Inc.* (Software)	3,192	24,483
Diodes, Inc.* (Semiconductors)	6,384	67,734
Dionex Corp.* (Electronics)	3,724	175,959
Dress Barn, Inc.* (Retail)	8,512	104,612
Drew Industries, Inc.* (Building Materials)	3,724	32,324
Drill-Quip, Inc.* (Oil & Gas Services)	5,852	179,656
Eagle Materials, Inc. - Class A (Building Materials)	8,512	206,416
East West Bancorp, Inc. (Banks)	12,236	55,919
Ebix, Inc.* (Software)	1,596	39,661
Eclipsys Corp.* (Software)	3,724	37,761
eHealth, Inc.* (Insurance)	4,788	76,656
El Paso Electric Co.* (Electric)	3,724	52,471
Electro Scientific Industries, Inc.* (Electronics)	5,320	31,494
EMS Technologies, Inc.* (Telecommunications)	1,064	18,577
Enzo Biochem, Inc.* (Biotechnology)	1,596	6,416
Epicor Software Corp.* (Software)	11,704	44,592
EPIQ Systems, Inc.* (Software)	6,916	124,695
eResearchTechnology, Inc.* (Internet)	6,916	36,378
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,128	82,354
Esterline Technologies Corp.* (Aerospace/Defense)	2,660	53,705
Exar Corp.* (Semiconductors)	3,724	23,238
FARO Technologies, Inc.* (Electronics)	3,192	42,900
FEI Co.* (Electronics)	2,660	41,044
First BanCorp (Banks)	7,980	33,995
First Cash Financial Services, Inc.* (Retail)	4,788	71,437
First Financial Bankshares, Inc. (Banks)	2,128	102,506
Forrester Research, Inc.* (Commercial Services)	1,596	32,814
Forward Air Corp. (Transportation)	5,852	94,978
Fossil, Inc.* (Household Products/Wares)	8,512	133,638
Gardner Denver, Inc.* (Machinery - Diversified)	10,108	219,748
General Communication, Inc. - Class A* (Telecommunications)	3,724	24,876
Genesco, Inc. (Retail)	2,128	40,070
Gentiva Health Services, Inc.* (Healthcare - Services)	2,660	40,432
Glacier Bancorp, Inc. (Banks)	6,384	100,293
Greatbatch, Inc.* (Electrical Components & Equipment)	2,128	41,177
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,192	153,216
Greenhill & Co., Inc. (Diversified Financial Services)	3,724	275,017
Haemonetics Corp.* (Healthcare - Products)	2,660	146,513
Hancock Holding Co. (Banks)	2,128	66,564
Hanmi Financial Corp. (Banks)	3,192	4,150
Headwaters, Inc.* (Energy - Alternate Sources)	7,980	25,057
Healthcare Services Group, Inc. (Commercial Services)	3,724	55,748
HealthSpring, Inc.* (Healthcare - Services)	5,320	44,528
Healthways, Inc.* (Healthcare - Services)	6,384	55,988
Heartland Express, Inc. (Transportation)	10,640	157,578
Heartland Payment Systems, Inc. (Commercial Services)	4,788	31,649
Heidrick & Struggles International, Inc. (Commercial Services)	2,128	37,751
Helen of Troy, Ltd.* (Household Products/Wares)	1,064	14,630
Hibbett Sports, Inc.* (Retail)	5,320	102,250
Hittite Microwave Corp.* (Semiconductors)	3,724	116,189
HMS Holdings Corp.* (Commercial Services)	2,660	87,514
Holly Corp. (Oil & Gas)	5,852	124,062
Home Bancshares, Inc. (Banks)	1,596	31,872
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,256	64,861
Hot Topic, Inc.* (Retail)	5,320	59,531
HSN, Inc.* (Retail)	7,448	38,283
Hub Group, Inc. - Class A* (Transportation)	3,724	63,308
Iconix Brand Group, Inc.* (Apparel)	5,852	51,790
ICU Medical, Inc.* (Healthcare - Products)	2,660	85,439
II-VI, Inc.* (Electronics)	4,788	82,258
Independent Bank Corp. (Banks)	1,064	15,694
Infinity Property & Casualty Corp. (Insurance)	1,596	54,152
Informatica Corp.* (Software)	6,916	91,706
Infospace, Inc.* (Internet)	6,916	35,963
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	2,128	33,282

See accompanying notes to the Schedules of Portfolio Investments.

Integra LifeSciences Holdings* (Biotechnology)	3,724	92,095
Integral Systems, Inc.* (Computers)	3,192	27,451
Intermec, Inc.* (Machinery - Diversified)	2,660	27,664
Interval Leisure Group, Inc.* (Leisure Time)	3,724	19,737
Intevac, Inc.* (Machinery - Diversified)	4,256	22,174
inVentiv Health, Inc.* (Advertising)	6,384	52,093
Investment Technology Group, Inc.* (Diversified Financial Services)	4,788	122,190
ION Geophysical Corp.* (Oil & Gas Services)	17,024	26,557
J & J Snack Foods Corp. (Food)	1,064	36,804
j2 Global Communications, Inc.* (Internet)	8,512	186,328
Jack in the Box, Inc.* (Retail)	6,916	161,074
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,192	39,421
Jos. A. Bank Clothiers, Inc.* (Retail)	3,724	103,564
K-Swiss, Inc. - Class A (Apparel)	5,320	45,433
Kaydon Corp. (Metal Fabricate/Hardware)	3,724	101,777
Kendle International, Inc.* (Commercial Services)	1,596	33,452
Kensey Nash Corp.* (Healthcare - Products)	1,064	22,631
Kirby Corp.* (Transportation)	6,384	170,070
Knight Transportation, Inc. (Transportation)	11,172	169,368
Kopin Corp.* (Semiconductors)	4,256	9,874
Kulicke & Soffa Industries, Inc.* (Semiconductors)	10,108	26,483
LaBranche & Co., Inc.* (Diversified Financial Services)	3,724	13,928
Laclede Group, Inc. (Gas)	2,128	82,949
Landauer, Inc. (Commercial Services)	1,064	53,924
LaSalle Hotel Properties (REIT)	4,256	24,855
LCA-Vision, Inc. (Healthcare - Products)	3,724	10,837
LHC Group, Inc.* (Healthcare - Services)	2,660	59,265
Lindsay Manufacturing Co. (Machinery - Diversified)	1,064	28,728
Littelfuse, Inc.* (Electrical Components & Equipment)	2,128	23,387
LoJack Corp.* (Electronics)	2,128	9,640
Lufkin Industries, Inc. (Oil & Gas Services)	2,660	100,761
Magellan Health Services, Inc.* (Healthcare - Services)	7,980	290,791
Maidenform Brands, Inc.* (Apparel)	3,724	34,112
Manhattan Associates, Inc.* (Computers)	2,660	46,071
Mannatech, Inc. (Pharmaceuticals)	3,192	10,629
Martek Biosciences Corp. (Biotechnology)	6,384	116,508
Medical Properties Trust, Inc. (REIT)	6,916	25,243
Mednax, Inc.* (Healthcare - Services)	9,044	266,527
Meridian Bioscience, Inc. (Healthcare - Products)	7,980	144,598
Merit Medical Systems, Inc.* (Healthcare - Products)	3,192	38,974
Meritage Homes Corp.* (Home Builders)	5,852	66,830
Micrel, Inc. (Semiconductors)	9,044	63,670
Micros Systems, Inc.* (Computers)	15,428	289,275
Microsemi Corp.* (Semiconductors)	7,448	86,397
MKS Instruments, Inc.* (Semiconductors)	9,576	140,480
Mobile Mini, Inc.* (Storage/Warehousing)	3,724	42,900
Molina Healthcare, Inc.* (Healthcare - Services)	2,660	50,593
Monarch Casino & Resort, Inc.* (Lodging)	2,128	10,980
Moog, Inc. - Class A* (Aerospace/Defense)	4,256	97,335
MTS Systems Corp. (Computers)	1,596	36,309
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,916	150,008
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,596	45,454
Nara Bancorp, Inc. (Banks)	4,256	12,513
NATCO Group, Inc. - Class A* (Oil & Gas Services)	3,724	70,495
Natus Medical, Inc.* (Healthcare - Products)	5,320	45,273
NBT Bancorp, Inc. (Banks)	2,660	57,562
Neogen Corp.* (Pharmaceuticals)	1,596	34,841
NETGEAR, Inc.* (Telecommunications)	6,916	83,338
Neutral Tandem, Inc.* (Telecommunications)	1,596	39,278
NewMarket Corp. (Chemicals)	1,596	70,703
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,128	20,173
Nutri/System, Inc. (Commercial Services)	5,852	83,508
Odyssey Healthcare, Inc.* (Healthcare - Services)	2,660	25,802
Oil States International, Inc.* (Oil & Gas Services)	9,576	128,510
Old Dominion Freight Line, Inc.* (Transportation)	5,320	124,967
Olympic Steel, Inc. (Iron/Steel)	1,064	16,141
Omnicell, Inc.* (Software)	3,192	24,961
optionsXpress Holdings, Inc. (Diversified Financial Services)	7,980	90,733
Orbital Sciences Corp.* (Aerospace/Defense)	11,172	132,835
P.F. Chang’s China Bistro, Inc.* (Retail)	4,788	109,549
Palomar Medical Technologies, Inc.* (Healthcare - Products)	3,724	27,036
Papa John’s International, Inc.* (Retail)	4,256	97,335
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,660	25,190
PAREXEL International Corp.* (Commercial Services)	4,256	41,411
Park Electrochemical Corp. (Electronics)	3,724	64,351
PC-Tel, Inc. (Internet)	1,064	4,575
Peet’s Coffee & Tea, Inc.* (Beverages)	1,064	23,004
Penn Virginia Corp. (Oil & Gas)	7,980	87,620

See accompanying notes to the Schedules of Portfolio Investments.

Perficient, Inc.* (Internet)	6,384	34,474
Pericom Semiconductor Corp.* (Semiconductors)	4,788	35,000
PetMed Express, Inc.* (Pharmaceuticals)	4,788	78,906
Petroleum Development* (Oil & Gas)	2,660	31,415
PetroQuest Energy, Inc.* (Oil & Gas)	8,512	20,429
PharMerica Corp.* (Pharmaceuticals)	3,192	53,115
Phase Forward, Inc.* (Software)	2,660	34,021
Phoenix Technologies, Ltd.* (Software)	1,596	2,586
Piedmont Natural Gas Co., Inc. (Gas)	6,384	165,282
Pinnacle Entertainment, Inc.* (Entertainment)	6,384	44,943
Pioneer Drilling Co.* (Oil & Gas)	9,576	31,409
Plexus Corp.* (Electronics)	7,448	102,931
Polaris Industries, Inc. (Leisure Time)	3,724	79,843
Pool Corp. (Distribution/Wholesale)	9,044	121,190
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,192	85,673
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,596	46,332
PrivateBancorp, Inc. (Banks)	5,320	76,927
ProAssurance Corp.* (Insurance)	3,724	173,613
Progress Software Corp.* (Software)	3,724	64,649
Prosperity Bancshares, Inc. (Banks)	3,724	101,851
PSS World Medical, Inc.* (Healthcare - Products)	6,384	91,610
Quality Systems, Inc. (Software)	3,724	168,511
Radiant Systems, Inc.* (Computers)	3,192	14,077
RC2 Corp.* (Toys/Games/Hobbies)	1,596	8,411
Regal-Beloit Corp. (Hand/Machine Tools)	3,724	114,103
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,788	66,362
Res-Care, Inc.* (Healthcare - Services)	2,660	38,730
RLI Corp. (Insurance)	2,128	106,826
Rogers Corp.* (Electronics)	2,128	40,177
RTI International Metals, Inc.* (Mining)	2,128	24,898
Ruth’s Hospitality Group, Inc.* (Retail)	3,724	4,506
S&T Bancorp, Inc. (Banks)	1,064	22,567
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	9,044	85,918
Sanderson Farms, Inc. (Food)	1,596	59,930
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,660	13,167
ScanSource, Inc.* (Distribution/Wholesale)	3,192	59,307
SEACOR SMIT, Inc.* (Oil & Gas Services)	3,724	217,146
Selective Insurance Group, Inc. (Insurance)	5,320	64,691
Shuffle Master, Inc.* (Entertainment)	10,640	30,537
Signature Bank* (Banks)	6,916	195,239
Simpson Manufacturing Co., Inc. (Building Materials)	7,448	134,213
SkyWest, Inc. (Airlines)	11,172	138,980
Skyworks Solutions, Inc.* (Semiconductors)	12,768	102,910
Smith Micro Software, Inc.* (Software)	5,320	27,824
Sonic Corp.* (Retail)	4,788	47,976
Sonic Solutions* (Electronics)	3,192	3,830
Spartan Stores, Inc. (Food)	4,256	65,585
SPSS, Inc.* (Software)	1,596	45,374
St. Mary Land & Exploration Co. (Oil & Gas)	12,236	161,882
Stamps.com, Inc.* (Internet)	2,660	25,802
Standard Microsystems Corp.* (Semiconductors)	2,128	39,581
Stanley, Inc.* (Engineering & Construction)	2,128	54,030
Stifel Financial Corp.* (Diversified Financial Services)	4,788	207,368
Stratasys, Inc.* (Computers)	3,724	30,797
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,064	13,119
Superior Well Services, Inc.* (Oil & Gas Services)	3,192	16,375
Supertex, Inc.* (Semiconductors)	1,596	36,868
SurModics, Inc.* (Healthcare - Products)	3,192	58,254
Swift Energy Co.* (Oil & Gas)	5,852	42,720
SWS Group, Inc. (Diversified Financial Services)	2,660	41,310
Sykes Enterprises, Inc.* (Computers)	6,384	106,166
Symmetricom, Inc.* (Telecommunications)	3,192	11,172
Symmetry Medical, Inc.* (Healthcare - Products)	6,916	43,640
Synaptics, Inc.* (Computers)	6,384	170,836
Take-Two Interactive Software, Inc. (Software)	5,320	44,422
Taleo Corp. - Class A* (Software)	2,660	31,441
Tekelec* (Telecommunications)	5,320	70,384
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,916	184,519
Tetra Tech, Inc.* (Environmental Control)	3,724	75,895
TETRA Technologies, Inc.* (Oil & Gas Services)	14,364	46,683
Texas Roadhouse, Inc. - Class A* (Retail)	4,788	45,630
The Buckle, Inc. (Retail)	2,128	67,947
The Children’s Place Retail Stores, Inc.* (Retail)	4,788	104,809
The Geo Group, Inc.* (Commercial Services)	10,108	133,931
The Gymboree Corp.* (Apparel)	5,852	124,940
The Hain Celestial Group, Inc.* (Food)	3,724	53,030
The Knot, Inc.* (Internet)	5,320	43,624
The Navigators Group, Inc.* (Insurance)	1,064	50,200
Ticketmaster Entertainment, Inc.* (Commercial Services)	4,256	15,705
Tollgrade Communications, Inc.* (Telecommunications)	532	3,086
Tompkins Financial Corp. (Banks)	532	22,876
Toro Co. (Housewares)	6,916	167,229
Tower Group, Inc. (Insurance)	3,192	78,619
Tractor Supply Co.* (Retail)	6,384	230,207
TradeStation Group, Inc.* (Diversified Financial Services)	6,384	42,134
TreeHouse Foods, Inc.* (Food)	3,192	91,898

See accompanying notes to the Schedules of Portfolio Investments.

True Religion Apparel, Inc.* (Apparel)	3,724	43,980
TrueBlue, Inc.* (Commercial Services)	4,788	39,501
TTM Technologies, Inc.* (Electronics)	8,512	49,370
Tyler Technologies, Inc.* (Computers)	5,852	85,615
UCBH Holdings, Inc. (Banks)	11,172	16,870
Ultratech Stepper, Inc.* (Semiconductors)	1,596	19,934
UniFirst Corp. (Textiles)	1,064	29,622
United Community Banks, Inc. (Banks)	4,256	17,705
United Natural Foods, Inc.* (Food)	5,320	100,920
United Online, Inc. (Internet)	15,960	71,182
United Stationers, Inc.* (Distribution/Wholesale)	2,128	59,754
Universal Electronics, Inc.* (Home Furnishings)	1,596	28,888
Universal Technical Institute, Inc.* (Commercial Services)	4,256	51,072
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,596	80,135
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	13,832	299,601
Viad Corp. (Commercial Services)	3,724	52,583
ViaSat, Inc.* (Telecommunications)	5,320	110,762
ViroPharma, Inc.* (Pharmaceuticals)	15,428	80,997
Volcom, Inc.* (Apparel)	3,192	30,962
WD-40 Co. (Household Products/Wares)	1,596	38,527
Websense, Inc.* (Internet)	8,512	102,144
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,256	139,639
Wilshire Bancorp, Inc. (Banks)	3,724	19,216
Winnebago Industries, Inc. (Home Builders)	3,192	16,950
WMS Industries, Inc.* (Leisure Time)	9,576	200,234
Wolverine World Wide, Inc. (Apparel)	5,320	82,886
World Acceptance Corp.* (Diversified Financial Services)	3,192	54,583
World Fuel Services Corp. (Retail)	3,724	117,790
Wright Express Corp.* (Commercial Services)	7,448	135,703
Zenith National Insurance Corp. (Insurance)	4,256	102,612
Zep, Inc. (Chemicals)	2,128	21,769
Zoll Medical Corp.* (Healthcare - Products)	2,128	30,558
Zumiez, Inc.* (Retail)	3,724	36,123

TOTAL COMMON STOCKS (Cost $23,828,528)		26,032,888

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $12,000 (Collateralized by $15,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $15,036)	$12,000	12,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $12,000 (Collateralized by $15,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $15,038)	12,000	12,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $8,000 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 4.75%, 1/18/11, market value $107,113)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000

TOTAL INVESTMENT SECURITIES (Cost $23,860,528)—100.1%		26,064,888
Net other assets (liabilities)—(0.1)%		(37,305)

NET ASSETS—100.0%		$26,027,583

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.2%
Aerospace/Defense	3.3%
Airlines	0.5%
Apparel	3.0%
Auto Parts & Equipment	0.1%
Banks	3.7%
Beverages	0.9%
Biotechnology	1.2%
Building Materials	1.4%
Chemicals	1.1%
Commercial Services	6.9%
Computers	3.9%
Cosmetics/Personal Care	0.8%
Distribution/Wholesale	1.1%
Diversified Financial Services	3.7%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	4.8%
Energy - Alternate Sources	0.1%
Engineering & Construction	0.3%
Entertainment	0.3%
Environmental Control	0.7%
Food	2.0%
Forest Products & Paper	0.3%
Gas	0.9%
Hand/Machine Tools	0.4%
Healthcare - Products	4.6%
Healthcare - Services	4.5%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.6%
Insurance	3.1%
Internet	3.6%
Iron/Steel	0.1%
Leisure Time	1.2%
Lodging	NM
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.4%
Metal Fabricate/Hardware	1.5%
Mining	0.5%
Miscellaneous Manufacturing	2.2%
Oil & Gas	2.3%
Oil & Gas Services	3.8%
Pharmaceuticals	2.7%
REIT	0.2%
Retail	8.2%
Semiconductors	4.7%
Software	4.7%
Storage/Warehousing	0.2%
Telecommunications	2.7%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.2%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks† (99.2%)
Aluminum Corp. of China, Ltd. (Mining)	91,332	$1,335,274
AU Optronics Corp. (Electronics)	156,822	1,315,737
Baidu, Inc.* (Internet)	7,788	1,375,361
BHP Billiton, Ltd. (Mining)	61,596	2,747,182
Canadian Solar, Inc.* (Energy - Alternate Sources)	93,102	556,750
China Life Insurance Co., Ltd. (Insurance)	75,048	3,695,364
China Mobile, Ltd. (Telecommunications)	120,714	5,253,473
China Petroleum and Chemical Corp. (Oil & Gas)	41,064	2,635,077
Chunghwa Telecom Co., Ltd. (Telecommunications)	97,704	1,781,144
CNOOC, Ltd. (Oil & Gas)	26,550	2,670,930
Ctrip.com International, Ltd. (Internet)	42,480	1,163,952
Flextronics International, Ltd.* (Electronics)	306,918	886,993
Focus Media Holding, Ltd.* (Advertising)	83,898	570,506
HDFC Bank, Ltd. (Banks)	24,780	1,509,845
ICICI Bank, Ltd. (Banks)	76,110	1,011,502
Infosys Technologies, Ltd. (Software)	70,092	1,866,550
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	173,106	583,367
KB Financial Group, Inc.* (Banks)	50,622	1,227,584
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	72,570	460,094
New Oriental Education & Technology Group, Inc.* (Commercial Services)	30,090	1,512,022
PetroChina Co., Ltd. (Oil & Gas)	73,632	5,868,470
POSCO (Iron/Steel)	28,674	1,916,283
SINA Corp.* (Internet)	44,604	1,037,043
SK Telecom Co., Ltd. (Telecommunications)	113,988	1,761,115
Sohu.com, Inc.* (Internet)	28,674	1,184,523
Solarfun Power Holdings Co., Ltd.* (Energy - Alternate Sources)	162,132	679,333
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	72,570	848,343
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	303,732	2,718,401
Trina Solar, Ltd.* (Energy - Alternate Sources)	73,986	770,934
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	139,476	839,646

TOTAL COMMON STOCKS
(Cost $37,223,398)		51,782,798

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $45,109)	$42,000	42,000
Deutsche Bank, 0.11%, 4/1/09, dated 3/31/09, with a repurchase price of $2,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	2,000	2,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $42,000 (Collateralized by $45,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $45,114)	42,000	42,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $26,000 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 4.75%, 1/18/11, market value $107,113)	26,000	26,000

TOTAL REPURCHASE AGREEMENTS
(Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES
(Cost $37,335,398)—99.4%		51,894,798
Net other assets (liabilities)—0.6%		291,845

NET ASSETS—100.0%		$52,186,643

†	As of March 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Advertising	1.1%
Banks	7.1%
Commercial Services	2.9%
Electronics	4.2%
Energy – Alternate Sources	9.1%
Insurance	7.1%
Internet	9.1%
Iron/Steel	3.7%
Mining	7.9%
Oil & Gas	21.3%
Semiconductors	5.2%
Software	3.6%
Telecommunications	16.9%
Other**	0.8%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2009:
Australia	5.3%
China	48.1%
Hong Kong	15.2%
India	8.4%
South Korea	9.4%
Singapore	1.7%
Taiwan	11.1%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks† (99.6%)
ABB, Ltd. (Engineering & Construction)	56,576	$788,669
Alcatel-Lucent* (Telecommunications)	166,192	309,117
Alcon, Inc. (Healthcare - Products)	9,724	884,009
ArcelorMittal (Iron/Steel)	26,520	531,461
ASML Holding N.V. (Semiconductors)	39,338	688,808
AstraZeneca PLC (Pharmaceuticals)	24,310	861,789
BP Amoco PLC (Oil & Gas)	42,432	1,701,523
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	26,078	163,509
Credit Suisse Group (Diversified Financial Services)	31,382	956,837
DaimlerChrysler AG (Auto Manufacturers)	22,984	587,011
Deutsche Bank AG (Banks)	14,586	592,921
DryShips, Inc. (Transportation)	16,354	83,242
Elan Corp. PLC* (Pharmaceuticals)	42,874	284,683
GlaxoSmithKline PLC (Pharmaceuticals)	24,752	769,045
HSBC Holdings PLC (Banks)	37,128	1,047,752
Millicom International Cellular S.A. (Telecommunications)	9,724	360,177
Nokia OYJ (Telecommunications)	77,792	907,833
Novartis AG (Pharmaceuticals)	19,448	735,718
Rio Tinto PLC (Mining)	4,862	651,800
Royal Dutch Shell PLC - Class A (Oil & Gas)	41,990	1,860,157
Sanofi-Aventis (Pharmaceuticals)	32,708	913,534
SAP AG (Software)	33,592	1,185,462
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	21,658	778,389
Siemens AG (Miscellaneous Manufacturing)	18,564	1,057,591
Telefonaktiebolaget LM Ericsson (Telecommunications)	56,576	457,700
Tenaris S.A. (Iron/Steel)	25,194	508,163
Total Fina S.A. (Oil & Gas)	34,034	1,669,708
UBS AG* (Diversified Financial Services)	56,576	533,512
Unilever N.V. (Food)	63,648	1,247,501
Vodafone Group PLC (Telecommunications)	89,726	1,563,027

TOTAL COMMON STOCKS (Cost $24,162,628)		24,680,648

Rights/Warrants(NM)
HSBC Holdings PLC, expiring 4/1/09 @ $19.53 (Banks)	14,700	0

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $24,162,628)—99.6%		24,680,648
Net other assets (liabilities)—0.4%		99,327

NET ASSETS—100.0%		$24,779,975

†	As of March 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Auto Manufacturers	2.4%
Banks	6.6%
Diversified Financial Services	6.1%
Engineering & Construction	3.9%
Food	5.0%
Healthcare–Products	3.6%
Iron/Steel	4.1%
Mining	2.6%
Miscellaneous Manufacturing	4.3%
Oil & Gas	21.1%
Pharmaceuticals	17.5%
Semiconductors	2.8%
Software	4.8%
Telecommunications	14.5%
Transportation	0.3%
Other**	0.4%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of March 31, 2009:
Finland	3.7%
France	11.6%
Germany	13.9%
Greece	0.3%
Ireland	1.1%
Luxembourg	5.6%
Netherlands	8.5%
Sweden	1.8%
Switzerland	15.9%
United Kingdom	37.2%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.4%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$137,000	$137,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $137,000)		137,000

Repurchase Agreements (81.1%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $137,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $145,352)	137,000	137,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $137,000 (Collateralized by $141,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $140,985)	137,000	137,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $137,000 (Collateralized by $145,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $145,368)	137,000	137,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $134,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $145,786)	134,000	134,000

TOTAL REPURCHASE AGREEMENTS (Cost $545,000)		545,000

TOTAL INVESTMENT SECURITIES (Cost $682,000)—101.5%		682,000
Net other assets (liabilities)—(1.5)%		(9,857)

NET ASSETS—100.0%		$672,143

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $300,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the MSCI EAFE terminating on 4/27/09	$674,599	$(8,197)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (21.0%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$950,000	$950,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $950,000)		950,000

Repurchase Agreements (83.8%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $950,002 (Collateralized by $970,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $972,356)	950,000	950,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $950,003 (Collateralized by $971,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $970,898)	950,000	950,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $950,002 (Collateralized by $970,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $972,460)	950,000	950,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $948,002 (Collateralized by $965,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $970,233)	948,000	948,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,798,000)		3,798,000

TOTAL INVESTMENT SECURITIES (Cost $4,748,000)—104.8%		4,748,000
Net other assets (liabilities)—(4.8)%		(218,666)

NET ASSETS—100.0%		$4,529,334

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $1,000,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 4/27/09	$4,524,651	$(178,586)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (16.6%)
Federal Home Loan Bank, 0.01%‡, 4/1/09	$1,427,000	$1,427,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,427,000)		1,427,000

Repurchase Agreements (66.4%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $1,427,002 (Collateralized by $1,455,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $1,458,534)	1,427,000	1,427,000
Deutsche Bank, 0.11%, 4/1/09, dated 3/31/09, with a repurchase price of $1,437,004 (Collateralized by $1,466,000 of various U.S. Government Agency Obligations, 0.19%‡-0.80%, 4/20/09-12/30/09, market value $1,465,872)	1,427,000	1,427,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $1,427,003 (Collateralized by $1,455,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,458,690)	1,427,000	1,427,000
UBS, 0.07%, 4/1/09, dated 3/31/09, with a repurchase price of $1,427,003 (Collateralized by $1,450,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $1,457,864)	1,427,000	1,427,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,708,000)		5,708,000

TOTAL INVESTMENT SECURITIES (Cost $7,135,000)—83.0%		7,135,000
Net other assets (liabilities)—17.0%		1,462,917

NET ASSETS—100.0%		$8,597,917

‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/11/09 (Underlying notional amount at value $8,599,750)	205	$1,355,447

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (67.7%)
3M Co. (Miscellaneous Manufacturing)	1,024	$50,913
Abbott Laboratories (Pharmaceuticals)	2,288	109,138
Abercrombie & Fitch Co. - Class A (Retail)	128	3,046
Adobe Systems, Inc.* (Software)	776	16,599
Advanced Micro Devices, Inc.* (Semiconductors)	832	2,538
Aetna, Inc. (Healthcare - Services)	672	16,350
Affiliated Computer Services, Inc. - Class A* (Computers)	144	6,896
AFLAC, Inc. (Insurance)	696	13,475
Agilent Technologies, Inc.* (Electronics)	520	7,992
Air Products & Chemicals, Inc. (Chemicals)	312	17,550
AK Steel Holding Corp. (Iron/Steel)	168	1,196
Akamai Technologies, Inc.* (Internet)	256	4,966
Alcoa, Inc. (Mining)	1,408	10,335
Allegheny Energy, Inc. (Electric)	248	5,746
Allegheny Technologies, Inc. (Iron/Steel)	144	3,158
Allergan, Inc. (Pharmaceuticals)	456	21,779
Allstate Corp. (Insurance)	792	15,167
Altera Corp. (Semiconductors)	432	7,582
Altria Group, Inc. (Agriculture)	3,056	48,957
Amazon.com, Inc.* (Internet)	472	34,664
Ameren Corp. (Electric)	312	7,235
American Electric Power, Inc. (Electric)	600	15,156
American Express Co. (Diversified Financial Services)	1,736	23,662
American International Group, Inc. (Insurance)	3,984	3,984
American Tower Corp.* (Telecommunications)	584	17,771
Ameriprise Financial, Inc. (Diversified Financial Services)	320	6,557
AmerisourceBergen Corp. (Pharmaceuticals)	224	7,316
Amgen, Inc.* (Biotechnology)	1,528	75,667
Amphenol Corp. - Class A (Electronics)	256	7,293
Anadarko Petroleum Corp. (Oil & Gas)	680	26,445
Analog Devices, Inc. (Semiconductors)	432	8,325
AON Corp. (Insurance)	408	16,655
Apache Corp. (Oil & Gas)	496	31,789
Apartment Investment and Management Co. - Class A (REIT)	176	964
Apollo Group, Inc. - Class A* (Commercial Services)	160	12,533
Apple Computer, Inc.* (Computers)	1,320	138,758
Applied Materials, Inc. (Semiconductors)	1,968	21,156
Archer-Daniels-Midland Co. (Agriculture)	952	26,447
Assurant, Inc. (Insurance)	176	3,833
AT&T, Inc. (Telecommunications)	8,728	219,946
Autodesk, Inc.* (Software)	336	5,648
Automatic Data Processing, Inc. (Software)	744	26,159
AutoNation, Inc.* (Retail)	160	2,221
AutoZone, Inc.* (Retail)	56	9,107
Avalonbay Communities, Inc. (REIT)	120	5,647
Avery Dennison Corp. (Household Products/Wares)	168	3,753
Avon Products, Inc. (Cosmetics/Personal Care)	632	12,153
Baker Hughes, Inc. (Oil & Gas Services)	456	13,019
Ball Corp. (Packaging & Containers)	136	5,902
Bank of America Corp. (Banks)	9,480	64,654
Bank of New York Mellon Corp. (Banks)	1,704	48,138
Bard (C.R.), Inc. (Healthcare - Products)	144	11,480
Baxter International, Inc. (Healthcare - Products)	912	46,713
BB&T Corp. (Banks)	832	14,077
Becton, Dickinson & Co. (Healthcare - Products)	352	23,669
Bed Bath & Beyond, Inc.* (Retail)	384	9,504
Bemis Co., Inc. (Packaging & Containers)	144	3,020
Best Buy Co., Inc. (Retail)	504	19,132
Big Lots, Inc.* (Retail)	120	2,494
Biogen Idec, Inc.* (Biotechnology)	440	23,065
BJ Services Co. (Oil & Gas Services)	432	4,298
Black & Decker Corp. (Hand/Machine Tools)	88	2,777
BMC Software, Inc.* (Software)	272	8,976
Boeing Co. (Aerospace/Defense)	1,072	38,142
Boston Properties, Inc. (REIT)	176	6,165
Boston Scientific Corp.* (Healthcare - Products)	2,224	17,681
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,928	64,182
Broadcom Corp. - Class A* (Semiconductors)	632	12,627
Brown-Forman Corp. (Beverages)	144	5,592
Burlington Northern Santa Fe Corp. (Transportation)	416	25,022
C.H. Robinson Worldwide, Inc. (Transportation)	256	11,676
CA, Inc. (Software)	584	10,284
Cabot Oil & Gas Corp. (Oil & Gas)	152	3,583
Cameron International Corp.* (Oil & Gas Services)	320	7,018
Campbell Soup Co. (Food)	304	8,317
Capital One Financial Corp. (Diversified Financial Services)	584	7,148
Cardinal Health, Inc. (Pharmaceuticals)	536	16,873
Carnival Corp. - Class A (Leisure Time)	648	13,997
Caterpillar, Inc. (Machinery - Construction & Mining)	888	24,829
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	336	1,354
CBS Corp. - Class B (Media)	1,008	3,871
Celgene Corp.* (Biotechnology)	680	30,192
CenterPoint Energy, Inc. (Electric)	512	5,340
Centex Corp. (Home Builders)	184	1,380
CenturyTel, Inc. (Telecommunications)	152	4,274

See accompanying notes to the Schedules of Portfolio Investments.

Cephalon, Inc.* (Pharmaceuticals)	104	7,082
CF Industries Holdings, Inc. (Chemicals)	72	5,121
Chesapeake Energy Corp. (Oil & Gas)	832	14,194
ChevronTexaco Corp. (Oil & Gas)	2,968	199,568
Chubb Corp. (Insurance)	520	22,006
Ciena Corp.* (Telecommunications)	136	1,058
CIGNA Corp. (Insurance)	400	7,036
Cincinnati Financial Corp. (Insurance)	240	5,489
Cintas Corp. (Textiles)	192	4,746
Cisco Systems, Inc.* (Telecommunications)	8,640	144,893
CIT Group, Inc. (Diversified Financial Services)	576	1,642
Citigroup, Inc. (Diversified Financial Services)	8,104	20,503
Citrix Systems, Inc.* (Software)	264	5,977
Clorox Co. (Household Products/Wares)	208	10,708
CME Group, Inc. (Diversified Financial Services)	96	23,653
CMS Energy Corp. (Electric)	336	3,978
Coach, Inc.* (Apparel)	472	7,882
Coca-Cola Co. (Beverages)	2,944	129,389
Coca-Cola Enterprises, Inc. (Beverages)	472	6,226
Cognizant Technology Solutions Corp.* (Computers)	432	8,981
Colgate-Palmolive Co. (Cosmetics/Personal Care)	744	43,881
Comcast Corp. - Special Class A (Media)	4,264	58,161
Comerica, Inc. (Banks)	224	4,101
Computer Sciences Corp.* (Computers)	224	8,252
Compuware Corp.* (Software)	368	2,425
ConAgra Foods, Inc. (Food)	664	11,202
ConocoPhillips (Oil & Gas)	2,192	85,839
CONSOL Energy, Inc. (Coal)	264	6,663
Consolidated Edison, Inc. (Electric)	408	16,161
Constellation Brands, Inc.* (Beverages)	288	3,427
Constellation Energy Group, Inc. (Electric)	296	6,115
Convergys Corp.* (Commercial Services)	184	1,487
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	248	6,413
Corning, Inc. (Telecommunications)	2,304	30,574
Costco Wholesale Corp. (Retail)	640	29,645
Coventry Health Care, Inc.* (Healthcare - Services)	216	2,795
Covidien, Ltd. (Healthcare - Products)	744	24,731
CSX Corp. (Transportation)	592	15,303
Cummins, Inc. (Machinery - Diversified)	296	7,533
CVS Corp. (Retail)	2,152	59,159
D.R. Horton, Inc. (Home Builders)	408	3,958
Danaher Corp. (Miscellaneous Manufacturing)	376	20,387
Darden Restaurants, Inc. (Retail)	200	6,852
DaVita, Inc.* (Healthcare - Services)	152	6,680
Dean Foods Co.* (Food)	232	4,195
Deere & Co. (Machinery - Diversified)	624	20,511
Dell, Inc.* (Computers)	2,560	24,269
DENTSPLY International, Inc. (Healthcare - Products)	224	6,014
Devon Energy Corp. (Oil & Gas)	656	29,317
Diamond Offshore Drilling, Inc. (Oil & Gas)	104	6,537
DIRECTV Group, Inc.* (Media)	784	17,867
Discover Financial Services (Diversified Financial Services)	712	4,493
Dominion Resources, Inc. (Electric)	864	26,775
Dover Corp. (Miscellaneous Manufacturing)	272	7,175
Dr. Pepper Snapple Group, Inc.* (Beverages)	376	6,358
DTE Energy Co. (Electric)	240	6,648
Duke Energy Corp. (Electric)	1,896	27,151
Dun & Bradstreet Corp. (Software)	80	6,160
Dynegy, Inc. - Class A* (Electric)	752	1,060
E* TRADE Financial Corp.* (Diversified Financial Services)	848	1,085
E.I. du Pont de Nemours & Co. (Chemicals)	1,336	29,833
Eastman Chemical Co. (Chemicals)	104	2,787
Eastman Kodak Co. (Miscellaneous Manufacturing)	400	1,520
Eaton Corp. (Miscellaneous Manufacturing)	248	9,141
eBay, Inc.* (Internet)	1,592	19,996
Ecolab, Inc. (Chemicals)	248	8,613
Edison International (Electric)	480	13,829
El Paso Corp. (Pipelines)	1,032	6,450
Electronic Arts, Inc.* (Software)	480	8,731
Eli Lilly & Co. (Pharmaceuticals)	1,496	49,981
Embarq Corp. (Telecommunications)	208	7,873
EMC Corp.* (Computers)	2,976	33,926
Emerson Electric Co. (Electrical Components & Equipment)	1,120	32,010
Ensco International, Inc. (Oil & Gas)	208	5,491
Entergy Corp. (Electric)	280	19,065
EOG Resources, Inc. (Oil & Gas)	368	20,152
EQT Corp. (Oil & Gas)	192	6,015
Equifax, Inc. (Commercial Services)	184	4,499
Equity Residential Properties Trust (REIT)	400	7,340
Exelon Corp. (Electric)	976	44,301
Expedia, Inc.* (Internet)	312	2,833
Expeditors International of Washington, Inc. (Transportation)	312	8,826
Express Scripts, Inc.* (Pharmaceuticals)	368	16,991
Exxon Mobil Corp. (Oil & Gas)	7,320	498,492
Family Dollar Stores, Inc. (Retail)	208	6,941
Fastenal Co. (Distribution/Wholesale)	192	6,174
Federated Investors, Inc. - Class B (Diversified Financial Services)	128	2,849
FedEx Corp. (Transportation)	464	20,643
Fidelity National Information Services, Inc. (Software)	280	5,096
Fifth Third Bancorp (Banks)	856	2,500
First Horizon National Corp. (Banks)	319	3,426

See accompanying notes to the Schedules of Portfolio Investments.

FirstEnergy Corp. (Electric)	448	17,293
Fiserv, Inc.* (Software)	232	8,459
FLIR Systems, Inc.* (Electronics)	224	4,588
Flowserve Corp. (Machinery - Diversified)	80	4,490
Fluor Corp. (Engineering & Construction)	272	9,398
Ford Motor Co.* (Auto Manufacturers)	3,544	9,321
Forest Laboratories, Inc.* (Pharmaceuticals)	448	9,838
Fortune Brands, Inc. (Household Products/Wares)	224	5,499
FPL Group, Inc. (Electric)	608	30,844
Franklin Resources, Inc. (Diversified Financial Services)	224	12,067
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	608	23,171
Frontier Communications Corp. (Telecommunications)	464	3,332
GameStop Corp. - Class A* (Retail)	240	6,725
Gannett Co., Inc. (Media)	336	739
General Dynamics Corp. (Aerospace/Defense)	568	23,623
General Electric Co. (Miscellaneous Manufacturing)	15,632	158,040
General Mills, Inc. (Food)	488	24,341
General Motors Corp. (Auto Manufacturers)	904	1,754
Genuine Parts Co. (Distribution/Wholesale)	240	7,166
Genworth Financial, Inc. - Class A (Diversified Financial Services)	640	1,216
Genzyme Corp.* (Biotechnology)	400	23,756
Gilead Sciences, Inc.* (Pharmaceuticals)	1,352	62,625
Goodrich Corp. (Aerospace/Defense)	184	6,972
Google, Inc. - Class A* (Internet)	352	122,517
H & R Block, Inc. (Commercial Services)	504	9,168
Halliburton Co. (Oil & Gas Services)	1,328	20,544
Harley-Davidson, Inc. (Leisure Time)	344	4,606
Harman International Industries, Inc. (Home Furnishings)	88	1,191
Harris Corp. (Telecommunications)	200	5,788
Hartford Financial Services Group, Inc. (Insurance)	480	3,768
Hasbro, Inc. (Toys/Games/Hobbies)	184	4,613
HCP, Inc. (REIT)	376	6,712
Health Care REIT, Inc. (REIT)	160	4,894
Heinz (H.J.) Co. (Food)	464	15,340
Hess Corp. (Oil & Gas)	424	22,981
Hewlett-Packard Co. (Computers)	3,552	113,877
Home Depot, Inc. (Retail)	2,512	59,183
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,088	30,312
Hormel Foods Corp. (Food)	104	3,298
Hospira, Inc.* (Pharmaceuticals)	240	7,406
Host Marriott Corp. (REIT)	776	3,042
Hudson City Bancorp, Inc. (Savings & Loans)	776	9,071
Humana, Inc.* (Healthcare - Services)	248	6,468
Huntington Bancshares, Inc. (Banks)	544	903
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	568	17,523
IMS Health, Inc. (Software)	272	3,392
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	472	6,514
Integrys Energy Group, Inc. (Electric)	112	2,916
Intel Corp. (Semiconductors)	8,232	123,892
IntercontinentalExchange, Inc.* (Diversified Financial Services)	104	7,745
International Business Machines Corp. (Computers)	1,984	192,230
International Flavors & Fragrances, Inc. (Chemicals)	120	3,655
International Game Technology (Entertainment)	440	4,057
International Paper Co. (Forest Products & Paper)	632	4,449
Interpublic Group of Cos., Inc.* (Advertising)	704	2,900
Intuit, Inc.* (Software)	472	12,744
Intuitive Surgical, Inc.* (Healthcare - Products)	56	5,340
Invesco, Ltd. (Diversified Financial Services)	560	7,762
Iron Mountain, Inc.* (Commercial Services)	264	5,853
ITT Industries, Inc. (Miscellaneous Manufacturing)	272	10,464
J.C. Penney Co., Inc. (Retail)	328	6,583
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,560	147,785
Jabil Circuit, Inc. (Electronics)	320	1,779
Jacobs Engineering Group, Inc.* (Engineering & Construction)	184	7,113
Janus Capital Group, Inc. (Diversified Financial Services)	232	1,543
JDS Uniphase Corp.* (Telecommunications)	320	1,040
JM Smucker Co. (Food)	176	6,560
Johnson & Johnson (Healthcare - Products)	4,096	215,450
Johnson Controls, Inc. (Auto Parts & Equipment)	880	10,560
Juniper Networks, Inc.* (Telecommunications)	776	11,687
KB Home (Home Builders)	112	1,476
Kellogg Co. (Food)	376	13,773
KeyCorp (Banks)	736	5,792
Kimberly-Clark Corp. (Household Products/Wares)	616	28,404
Kimco Realty Corp. (REIT)	344	2,621
King Pharmaceuticals, Inc.* (Pharmaceuticals)	368	2,602
KLA -Tencor Corp. (Semiconductors)	248	4,960
Kohls Corp.* (Retail)	448	18,959
Kraft Foods, Inc. (Food)	2,176	48,503
Kroger Co. (Food)	968	20,541
L-3 Communications Holdings, Inc. (Aerospace/Defense)	176	11,933
Laboratory Corp. of America Holdings* (Healthcare - Services)	160	9,358
Legg Mason, Inc. (Diversified Financial Services)	208	3,307

See accompanying notes to the Schedules of Portfolio Investments.

Leggett & Platt, Inc. (Miscellaneous Manufacturing)	232	3,014
Lennar Corp. - Class A (Home Builders)	208	1,562
Leucadia National Corp.* (Holding Companies - Diversified)	272	4,050
Lexmark International, Inc. - Class A* (Computers)	112	1,889
Life Technologies Corp.* (Biotechnology)	256	8,315
Limited, Inc. (Retail)	400	3,480
Lincoln National Corp. (Insurance)	376	2,515
Linear Technology Corp. (Semiconductors)	328	7,537
Lockheed Martin Corp. (Aerospace/Defense)	488	33,687
Loews Corp. (Insurance)	536	11,846
Lorillard, Inc. (Agriculture)	248	15,312
Lowe’s Cos., Inc. (Retail)	2,168	39,566
LSI Logic Corp.* (Semiconductors)	960	2,918
M&T Bank Corp. (Banks)	112	5,067
Macy’s, Inc. (Retail)	624	5,554
Manitowoc Co. (Machinery - Diversified)	192	628
Marathon Oil Corp. (Oil & Gas)	1,048	27,552
Marriott International, Inc. - Class A (Lodging)	432	7,068
Marsh & McLennan Cos., Inc. (Insurance)	760	15,390
Marshall & Ilsley Corp. (Banks)	392	2,207
Masco Corp. (Building Materials)	536	3,741
Massey Energy Co. (Coal)	128	1,295
MasterCard, Inc. - Class A (Software)	104	17,418
Mattel, Inc. (Toys/Games/Hobbies)	528	6,088
MBIA, Inc.* (Insurance)	256	1,172
McAfee, Inc.* (Internet)	232	7,772
McCormick & Co., Inc. (Food)	192	5,677
McDonald’s Corp. (Retail)	1,648	89,931
McGraw-Hill Cos., Inc. (Media)	464	10,612
McKesson Corp. (Commercial Services)	408	14,296
MeadWestvaco Corp. (Forest Products & Paper)	256	3,069
Medco Health Solutions, Inc.* (Pharmaceuticals)	728	30,096
Medtronic, Inc. (Healthcare - Products)	1,656	48,802
MEMC Electronic Materials, Inc.* (Semiconductors)	328	5,409
Merck & Co., Inc. (Pharmaceuticals)	3,120	83,460
Meredith Corp. (Media)	56	932
MetLife, Inc. (Insurance)	1,208	27,506
Microchip Technology, Inc. (Semiconductors)	272	5,764
Micron Technology, Inc.* (Semiconductors)	1,128	4,580
Microsoft Corp. (Software)	11,320	207,948
Millipore Corp.* (Biotechnology)	80	4,593
Molex, Inc. (Electrical Components & Equipment)	208	2,858
Molson Coors Brewing Co. - Class B (Beverages)	224	7,679
Monsanto Co. (Agriculture)	808	67,145
Monster Worldwide, Inc.* (Internet)	192	1,565
Moody’s Corp. (Commercial Services)	280	6,418
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,592	36,250
Motorola, Inc. (Telecommunications)	3,368	14,247
Murphy Oil Corp. (Oil & Gas)	280	12,536
Mylan Laboratories, Inc.* (Pharmaceuticals)	448	6,008
Nabors Industries, Ltd. * (Oil & Gas)	416	4,156
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	200	3,916
National Semiconductor Corp. (Semiconductors)	288	2,958
National-Oilwell Varco, Inc.* (Oil & Gas Services)	616	17,685
NetApp, Inc.* (Computers)	488	7,242
Newell Rubbermaid, Inc. (Housewares)	408	2,603
Newmont Mining Corp. (Mining)	728	32,585
News Corp. - Class A (Media)	3,408	22,561
Nicor, Inc. (Gas)	64	2,127
NIKE, Inc. - Class B (Apparel)	576	27,009
NiSource, Inc. (Electric)	408	3,998
Noble Energy, Inc. (Oil & Gas)	256	13,793
Nordstrom, Inc. (Retail)	232	3,886
Norfolk Southern Corp. (Transportation)	544	18,360
Northeast Utilities System (Electric)	256	5,527
Northern Trust Corp. (Banks)	328	19,621
Northrop Grumman Corp. (Aerospace/Defense)	488	21,296
Novell, Inc.* (Software)	512	2,181
Novellus Systems, Inc.* (Semiconductors)	144	2,395
Nucor Corp. (Iron/Steel)	464	17,711
NVIDIA Corp.* (Semiconductors)	792	7,809
NYSE Euronext (Diversified Financial Services)	384	6,874
O’Reilly Automotive, Inc.* (Retail)	208	7,282
Occidental Petroleum Corp. (Oil & Gas)	1,200	66,780
Office Depot, Inc.* (Retail)	408	534
Omnicom Group, Inc. (Advertising)	464	10,858
Oracle Corp.* (Software)	5,680	102,638
Owens-Illinois, Inc.* (Packaging & Containers)	248	3,581
PACCAR, Inc. (Auto Manufacturers)	536	13,807
Pactiv Corp.* (Packaging & Containers)	192	2,801
Pall Corp. (Miscellaneous Manufacturing)	176	3,596
Parker Hannifin Corp. (Miscellaneous Manufacturing)	240	8,155
Patterson Cos., Inc.* (Healthcare - Products)	136	2,565
Paychex, Inc. (Commercial Services)	472	12,116
Peabody Energy Corp. (Coal)	392	9,816
People’s United Financial, Inc. (Banks)	512	9,201
Pepco Holdings, Inc. (Electric)	328	4,093
PepsiCo, Inc. (Beverages)	2,304	118,610
PerkinElmer, Inc. (Electronics)	176	2,248
Pfizer, Inc. (Pharmaceuticals)	9,984	135,982

See accompanying notes to the Schedules of Portfolio Investments.

PG&E Corp. (Electric)	544	20,792
Philip Morris International, Inc. (Commercial Services)	2,968	105,601
Pinnacle West Capital Corp. (Electric)	152	4,037
Pioneer Natural Resources Co. (Oil & Gas)	168	2,767
Pitney Bowes, Inc. (Office/Business Equipment)	304	7,098
Plum Creek Timber Co., Inc. (Forest Products & Paper)	248	7,209
PNC Financial Services Group (Banks)	632	18,511
Polo Ralph Lauren Corp. (Apparel)	80	3,380
PPG Industries, Inc. (Chemicals)	240	8,856
PPL Corp. (Electric)	552	15,848
Praxair, Inc. (Chemicals)	456	30,684
Precision Castparts Corp. (Metal Fabricate/Hardware)	208	12,459
Principal Financial Group, Inc. (Insurance)	384	3,141
Procter & Gamble Co. (Cosmetics/Personal Care)	4,336	204,182
Progress Energy, Inc. (Electric)	408	14,794
Progressive Corp.* (Insurance)	1,000	13,440
ProLogis (REIT)	400	2,600
Prudential Financial, Inc. (Insurance)	624	11,868
Public Service Enterprise Group, Inc. (Electric)	752	22,161
Public Storage, Inc. (REIT)	184	10,166
Pulte Homes, Inc. (Home Builders)	320	3,498
QLogic Corp.* (Semiconductors)	176	1,957
Qualcomm, Inc. (Telecommunications)	2,440	94,940
Quest Diagnostics, Inc. (Healthcare - Services)	232	11,015
Questar Corp. (Pipelines)	256	7,534
Qwest Communications International, Inc. (Telecommunications)	2,176	7,442
R.R. Donnelley & Sons Co. (Commercial Services)	304	2,228
RadioShack Corp. (Retail)	184	1,577
Range Resources Corp. (Oil & Gas)	232	9,549
Raytheon Co. (Aerospace/Defense)	592	23,053
Regions Financial Corp. (Banks)	1,032	4,396
Republic Services, Inc. (Environmental Control)	480	8,232
Reynolds American, Inc. (Agriculture)	248	8,888
Robert Half International, Inc. (Commercial Services)	224	3,994
Rockwell Collins, Inc. (Aerospace/Defense)	232	7,572
Rockwell International Corp. (Machinery - Diversified)	208	4,543
Rohm & Haas Co. (Chemicals)	184	14,507
Rowan Cos., Inc. (Oil & Gas)	168	2,011
Ryder System, Inc. (Transportation)	80	2,265
Safeway, Inc. (Food)	632	12,760
Salesforce.com, Inc.* (Software)	160	5,237
SanDisk Corp.* (Computers)	336	4,250
Sara Lee Corp. (Food)	1,032	8,339
SCANA Corp. (Electric)	176	5,437
Schering-Plough Corp. (Pharmaceuticals)	2,408	56,708
Schlumberger, Ltd. (Oil & Gas Services)	1,768	71,816
Scripps Networks Interactive - Class A (Entertainment)	136	3,061
Sealed Air Corp. (Packaging & Containers)	232	3,202
Sears Holdings Corp.* (Retail)	80	3,657
Sempra Energy (Gas)	360	16,646
Sherwin-Williams Co. (Chemicals)	144	7,484
Sigma-Aldrich Corp. (Chemicals)	184	6,953
Simon Property Group, Inc. (REIT)	383	13,267
SLM Corp.* (Diversified Financial Services)	696	3,445
Smith International, Inc. (Oil & Gas Services)	328	7,045
Snap-on, Inc. (Hand/Machine Tools)	88	2,209
Southern Co. (Electric)	1,152	35,274
Southwest Airlines Co. (Airlines)	1,096	6,938
Southwestern Energy Co.* (Oil & Gas)	512	15,201
Spectra Energy Corp. (Pipelines)	952	13,461
Sprint Nextel Corp.* (Telecommunications)	4,240	15,137
St. Jude Medical, Inc.* (Healthcare - Products)	512	18,601
Staples, Inc. (Retail)	1,056	19,124
Starbucks Corp.* (Retail)	1,088	12,088
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	272	3,454
State Street Corp. (Banks)	640	19,699
Stericycle, Inc.* (Environmental Control)	128	6,109
Stryker Corp. (Healthcare - Products)	352	11,982
Sun Microsystems, Inc.* (Computers)	1,104	8,081
Sunoco, Inc. (Oil & Gas)	176	4,660
SunTrust Banks, Inc. (Banks)	528	6,199
SuperValu, Inc. (Food)	312	4,455
Symantec Corp.* (Internet)	1,216	18,167
Sysco Corp. (Food)	872	19,882
T. Rowe Price Group, Inc. (Diversified Financial Services)	376	10,851
Target Corp. (Retail)	1,112	38,242
TECO Energy, Inc. (Electric)	312	3,479
Tellabs, Inc.* (Telecommunications)	584	2,675
Tenet Healthcare Corp.* (Healthcare - Services)	616	715
Teradata Corp.* (Computers)	256	4,152
Teradyne, Inc.* (Semiconductors)	256	1,121
Tesoro Petroleum Corp. (Oil & Gas)	208	2,802
Texas Instruments, Inc. (Semiconductors)	1,888	31,171
Textron, Inc. (Miscellaneous Manufacturing)	360	2,066
The AES Corp.* (Electric)	984	5,717
The Charles Schwab Corp. (Diversified Financial Services)	1,384	21,452
The Dow Chemical Co. (Chemicals)	1,368	11,532
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	168	4,141
The Gap, Inc. (Retail)	688	8,937
The Goldman Sachs Group, Inc. (Diversified Financial Services)	680	72,094

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	360	2,254
The Hershey Co. (Food)	248	8,618
The New York Times Co. - Class A (Media)	176	796
The Pepsi Bottling Group, Inc. (Beverages)	200	4,428
The Stanley Works (Hand/Machine Tools)	120	3,494
The Travelers Companies, Inc. (Insurance)	864	35,113
The Williams Cos., Inc. (Pipelines)	856	9,741
Thermo Electron Corp.* (Electronics)	616	21,973
Tiffany & Co. (Retail)	184	3,967
Time Warner Cable, Inc. (Media)	964	23,907
Time Warner, Inc. (Media)	1,770	34,161
Titanium Metals Corp. (Mining)	128	700
TJX Cos., Inc. (Retail)	616	15,794
Torchmark Corp. (Insurance)	128	3,357
Total System Services, Inc. (Software)	296	4,088
Tyco Electronics, Ltd. (Electronics)	680	7,507
Tyson Foods, Inc. - Class A (Food)	448	4,207
U.S. Bancorp (Banks)	2,600	37,986
Union Pacific Corp. (Transportation)	744	30,586
United Parcel Service, Inc. - Class B (Transportation)	1,472	72,452
United States Steel Corp. (Iron/Steel)	176	3,719
United Technologies Corp. (Aerospace/Defense)	1,392	59,828
UnitedHealth Group, Inc. (Healthcare - Services)	1,800	37,674
UnumProvident Corp. (Insurance)	488	6,100
V.F. Corp. (Apparel)	128	7,310
Valero Energy Corp. (Oil & Gas)	768	13,747
Varian Medical Systems, Inc.* (Healthcare - Products)	184	5,601
Ventas, Inc. (REIT)	216	4,884
VeriSign, Inc.* (Internet)	288	5,435
Verizon Communications, Inc. (Telecommunications)	4,208	127,082
Viacom, Inc. - Class B* (Media)	896	15,572
Vornado Realty Trust (REIT)	211	7,014
Vulcan Materials Co. (Building Materials)	160	7,086
W.W. Grainger, Inc. (Distribution/Wholesale)	96	6,737
Wal-Mart Stores, Inc. (Retail)	3,312	172,555
Walgreen Co. (Retail)	1,464	38,005
Walt Disney Co. (Media)	2,752	49,976
Washington Post Co. - Class B (Media)	8	2,857
Waste Management, Inc. (Environmental Control)	728	18,637
Waters Corp.* (Electronics)	144	5,321
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	152	4,729
WellPoint, Inc.* (Healthcare - Services)	736	27,946
Wells Fargo & Co. (Banks)	6,272	89,313
Western Union Co. (Commercial Services)	1,048	13,173
Weyerhaeuser Co. (Forest Products & Paper)	312	8,602
Whirlpool Corp. (Home Furnishings)	112	3,314
Whole Foods Market, Inc. (Food)	208	3,494
Windstream Corp. (Telecommunications)	656	5,287
Wisconsin Energy Corp. (Electric)	176	7,246
Wyeth (Pharmaceuticals)	1,968	84,703
Wyndham Worldwide Corp. (Lodging)	264	1,109
Wynn Resorts, Ltd.* (Lodging)	96	1,917
Xcel Energy, Inc. (Electric)	672	12,519
Xerox Corp. (Office/Business Equipment)	1,280	5,824
Xilinx, Inc. (Semiconductors)	408	7,817
XL Capital, Ltd. - Class A (Insurance)	504	2,752
XTO Energy, Inc. (Oil & Gas)	856	26,211
Yahoo!, Inc.* (Internet)	2,064	26,440
YUM! Brands, Inc. (Retail)	680	18,686
Zimmer Holdings, Inc.* (Healthcare - Products)	328	11,972
Zions Bancorp (Banks)	168	1,651

TOTAL COMMON STOCKS
(Cost $9,784,808)		10,263,135

	Principal
	Amount

Repurchase Agreements (31.0%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,795,003 (Collateralized by $1,835,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $1,839,457)	$1,795,000	1,795,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $86,000 (Collateralized by $89,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $88,991)	86,000	86,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,795,004 (Collateralized by $1,830,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,834,641)	1,795,000	1,795,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $12,000 (Collateralized by $20,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $20,108)	12,000	12,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,015,002 (Collateralized by $995,000 Federal Home Loan Bank, 3.88%-5.25%, 7/24/09-6/10/11, market value $1,037,447)	1,015,000	1,015,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,703,000)		4,703,000

TOTAL INVESTMENT SECURITIES
(Cost $14,487,808)—98.7%		14,966,135
Net other assets (liabilities)—1.3%		201,981

NET ASSETS—100.0%		$15,168,116

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $3,000,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $237,450)	6	$(8,202)
S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $5,936,250)	30	323,505

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 4/27/09	$13,974,962	$(334,772)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	2.1%
Beverages	1.8%
Biotechnology	1.2%
Building Materials	0.1%
Chemicals	1.1%
Coal	0.1%
Commercial Services	1.2%
Computers	3.9%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.9%
Electric	2.4%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.9%
Healthcare - Services	0.9%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.3%
Housewares	NM
Insurance	1.4%
Internet	1.5%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.2%
Media	1.6%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	2.1%
Office/Business Equipment	0.1%
Oil & Gas	7.5%
Oil & Gas Services	1.0%
Packaging & Containers	NM
Pharmaceuticals	5.2%
Pipelines	0.3%
REIT	0.5%
Real Estate	NM
Retail	4.9%
Savings & Loans	0.1%
Semiconductors	1.7%
Software	3.0%
Telecommunications	4.7%
Textiles	NM
Toys/Games/Hobbies	NM
Transportation	1.4%
Other**	32.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (72.8%)
3Com Corp.* (Telecommunications)	6,100	$18,849
99 Cents Only Stores* (Retail)	732	6,764
ACI Worldwide, Inc.* (Software)	488	9,150
Acxiom Corp. (Software)	976	7,222
ADC Telecommunications, Inc.* (Telecommunications)	1,464	6,427
ADTRAN, Inc. (Telecommunications)	854	13,843
Advance Auto Parts, Inc. (Retail)	1,464	60,141
Advent Software, Inc.* (Software)	244	8,128
Aecom Technology Corp.* (Engineering & Construction)	1,342	34,999
Aeropostale, Inc.* (Retail)	976	25,923
Affiliated Managers Group, Inc.* (Diversified Financial Services)	610	25,443
Affymetrix, Inc.* (Biotechnology)	1,098	3,590
AGCO Corp.* (Machinery - Diversified)	1,342	26,303
AGL Resources, Inc. (Gas)	1,220	32,367
Airgas, Inc. (Chemicals)	1,220	41,248
AirTran Holdings, Inc.* (Airlines)	1,830	8,327
Alaska Air Group, Inc.* (Airlines)	488	8,574
Albemarle Corp. (Chemicals)	1,342	29,215
Alberto-Culver Co. (Cosmetics/Personal Care)	1,342	30,343
Alexander & Baldwin, Inc. (Transportation)	610	11,608
Alexandria Real Estate Equities, Inc. (REIT)	610	22,204
Alliance Data Systems Corp.* (Commercial Services)	854	31,555
Alliant Energy Corp. (Electric)	1,708	42,171
Alliant Techsystems, Inc.* (Aerospace/Defense)	488	32,686
AMB Property Corp. (REIT)	2,074	29,866
American Eagle Outfitters, Inc. (Retail)	3,172	38,825
American Financial Group, Inc. (Insurance)	1,098	17,623
American Greetings Corp. - Class A (Household Products/Wares)	610	3,087
AmeriCredit Corp.* (Diversified Financial Services)	2,074	12,154
Ametek, Inc. (Electrical Components & Equipment)	1,586	49,594
AnnTaylor Stores Corp.* (Retail)	854	4,441
ANSYS, Inc.* (Software)	1,342	33,684
Apollo Investment Corp. (Investment Companies)	2,196	7,642
AptarGroup, Inc. (Miscellaneous Manufacturing)	976	30,393
Aqua America, Inc. (Water)	2,074	41,480
Arch Coal, Inc. (Coal)	2,196	29,361
Arrow Electronics, Inc.* (Electronics)	1,830	34,880
Arthur J. Gallagher & Co. (Insurance)	1,464	24,888
Ashland, Inc. (Chemicals)	976	10,082
Associated Banc-Corp (Banks)	1,952	30,139
Astoria Financial Corp. (Savings & Loans)	1,220	11,212
Atmel Corp.* (Semiconductors)	7,076	25,686
Avnet, Inc.* (Electronics)	2,318	40,588
Avocent Corp.* (Internet)	610	7,405
BancorpSouth, Inc. (Banks)	1,098	22,882
Bank of Hawaii Corp. (Banks)	732	24,141
Barnes & Noble, Inc. (Retail)	488	10,433
BE Aerospace, Inc.* (Aerospace/Defense)	1,586	13,751
Beckman Coulter, Inc. (Healthcare - Products)	976	49,786
Belo Corp. - Class A (Media)	1,342	819
Bill Barrett Corp.* (Oil & Gas)	488	10,853
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	244	16,080
BJ’s Wholesale Club, Inc.* (Retail)	854	27,319
Black Hills Corp. (Electric)	610	10,913
Blyth, Inc. (Household Products/Wares)	122	3,188
Bob Evans Farms, Inc. (Retail)	488	10,941
BorgWarner, Inc. (Auto Parts & Equipment)	1,830	37,149
Boyd Gaming Corp. (Lodging)	854	3,185
BRE Properties, Inc. - Class A (REIT)	732	14,369
Brink’s Home Security Holdings, Inc.* (Commercial Services)	610	13,786
Brinker International, Inc. (Retail)	1,586	23,949
Broadridge Financial Solutions, Inc. (Software)	2,196	40,868
Brown & Brown, Inc. (Insurance)	1,830	34,605
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,098	16,668
Cabot Corp. (Chemicals)	976	10,258
Cadence Design Systems, Inc.* (Computers)	4,148	17,422
Callaway Golf Co. (Leisure Time)	976	7,008
Camden Property Trust (REIT)	732	15,797
Career Education Corp.* (Commercial Services)	1,098	26,308
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	854	16,764
Carmax, Inc.* (Retail)	3,416	42,495
Carpenter Technology Corp. (Iron/Steel)	610	8,613
Cathay Bancorp, Inc. (Banks)	732	7,635
Cerner Corp.* (Software)	976	42,915
Charles River Laboratories International, Inc.* (Biotechnology)	976	26,557
Cheesecake Factory, Inc.* (Retail)	854	9,778
Chico’s FAS, Inc.* (Retail)	2,806	15,068
Chipotle Mexican Grill, Inc. - Class A* (Retail)	488	32,393
Church & Dwight, Inc. (Household Products/Wares)	1,098	57,349
Cimarex Energy Co. (Oil & Gas)	1,220	22,424
Cincinnati Bell, Inc.* (Telecommunications)	3,538	8,137
City National Corp. (Banks)	610	20,600
Clean Harbors, Inc.* (Environmental Control)	244	11,712
Cliffs Natural Resources, Inc. (Iron/Steel)	1,708	31,017
Coldwater Creek, Inc.* (Retail)	732	1,837
Collective Brands, Inc.* (Retail)	976	9,506
Commerce Bancshares, Inc. (Banks)	976	35,429
Commercial Metals Co. (Metal Fabricate/Hardware)	1,708	19,727

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc.* (Telecommunications)	1,098	12,473
Community Health Systems, Inc.* (Healthcare - Services)	1,342	20,586
Comstock Resources, Inc.* (Oil & Gas)	732	21,814
Con-way, Inc. (Transportation)	732	13,125
Copart, Inc.* (Retail)	976	28,948
Corinthian Colleges, Inc.* (Commercial Services)	1,342	26,102
Corn Products International, Inc. (Food)	1,098	23,278
Corrections Corp. of America* (Commercial Services)	1,830	23,442
Cousins Properties, Inc. (REIT)	610	3,928
Covance, Inc.* (Healthcare - Services)	976	34,775
Crane Co. (Miscellaneous Manufacturing)	732	12,356
Cree Research, Inc.* (Semiconductors)	1,342	31,577
Cullen/Frost Bankers, Inc. (Banks)	854	40,087
Cytec Industries, Inc. (Chemicals)	732	10,995
Deluxe Corp. (Commercial Services)	732	7,049
Denbury Resources, Inc.* (Oil & Gas)	3,904	58,013
DeVry, Inc. (Commercial Services)	976	47,024
Dick’s Sporting Goods, Inc.* (Retail)	1,342	19,150
Diebold, Inc. (Computers)	976	20,838
Digital River, Inc.* (Internet)	488	14,552
Dollar Tree, Inc.* (Retail)	1,342	59,786
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,220	32,745
DPL, Inc. (Electric)	1,830	41,248
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,220	26,401
DST Systems, Inc.* (Computers)	610	21,118
Duke-Weeks Realty Corp. (REIT)	2,318	12,749
Dycom Industries, Inc.* (Engineering & Construction)	610	3,532
Eaton Vance Corp. (Diversified Financial Services)	1,830	41,815
Edwards Lifesciences Corp.* (Healthcare - Products)	854	51,778
Encore Acquisition Co.* (Oil & Gas)	732	17,034
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,830	32,354
Energen Corp. (Gas)	1,098	31,985
Energizer Holdings, Inc.* (Electrical Components & Equipment)	854	42,435
Equity One, Inc. (REIT)	488	5,949
Essex Property Trust, Inc. (REIT)	366	20,986
Everest Re Group, Ltd.(Insurance)	976	69,101
Exterran Holdings, Inc.* (Oil & Gas Services)	976	15,636
F5 Networks, Inc.* (Internet)	1,220	25,559
FactSet Research Systems, Inc. (Computers)	610	30,494
Fair Isaac Corp. (Software)	732	10,299
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,952	7,281
Federal Realty Investment Trust (REIT)	854	39,284
Federal Signal Corp. (Miscellaneous Manufacturing)	732	3,858
Fidelity National Title Group, Inc. - Class A (Insurance)	3,416	66,646
First American Financial Corp. (Insurance)	1,464	38,811
First Niagara Financial Group, Inc. (Savings & Loans)	1,830	19,947
FirstMerit Corp. (Banks)	1,220	22,204
Flowers Foods, Inc. (Food)	1,220	28,646
FMC Corp. (Chemicals)	1,098	47,368
FMC Technologies, Inc.* (Oil & Gas Services)	1,952	61,234
Foot Locker, Inc. (Retail)	2,440	25,571
Forest Oil Corp.* (Oil & Gas)	1,464	19,252
Frontier Oil Corp. (Oil & Gas)	1,586	20,285
FTI Consulting, Inc.* (Commercial Services)	732	36,219
Fulton Financial Corp. (Banks)	2,684	17,795
Gartner Group, Inc.* (Commercial Services)	854	9,403
GATX Corp. (Trucking & Leasing)	732	14,808
Gen-Probe, Inc.* (Healthcare - Products)	732	33,365
Gentex Corp. (Electronics)	2,074	20,657
Global Payments, Inc. (Software)	1,220	40,760
Graco, Inc. (Machinery - Diversified)	854	14,578
Granite Construction, Inc. (Engineering & Construction)	488	18,290
Great Plains Energy, Inc. (Electric)	1,830	24,650
Greif, Inc. - Class A (Packaging & Containers)	488	16,246
GUESS?, Inc. (Apparel)	854	18,002
Hanesbrands, Inc.* (Apparel)	1,464	14,010
Hanover Insurance Group, Inc. (Insurance)	732	21,096
Hansen Natural Corp.* (Beverages)	1,098	39,528
Harsco Corp. (Miscellaneous Manufacturing)	1,220	27,047
Harte-Hanks, Inc. (Advertising)	488	2,611
Hawaiian Electric Industries, Inc. (Electric)	1,342	18,439
HCC Insurance Holdings, Inc. (Insurance)	1,708	43,025
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,904	10,072
Health Net, Inc.* (Healthcare - Services)	1,586	22,965
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,464	7,525
Helmerich & Payne, Inc. (Oil & Gas)	1,586	36,113
Henry Schein, Inc.* (Healthcare - Products)	1,342	53,693
Herman Miller, Inc. (Office Furnishings)	854	9,104
Hewitt Associates, Inc.* (Commercial Services)	1,220	36,307
Highwoods Properties, Inc. (REIT)	976	20,906
Hill-Rom Holdings, Inc. (Healthcare - Products)	976	9,653
HNI Corp. (Office Furnishings)	610	6,344
Hologic, Inc.* (Healthcare - Products)	4,026	52,700
Horace Mann Educators Corp. (Insurance)	610	5,106

See accompanying notes to the Schedules of Portfolio Investments.

Hospitality Properties Trust (REIT)	1,464	17,568
Hubbell, Inc. - Class B (Electrical Components & Equipment)	854	23,024
IDACORP, Inc. (Electric)	732	17,100
IDEX Corp. (Machinery - Diversified)	1,220	26,681
IDEXX Laboratories, Inc.* (Healthcare - Products)	854	29,531
Imation Corp. (Computers)	366	2,800
Immucor, Inc.* (Healthcare - Products)	1,098	27,615
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	2,562	32,384
Integrated Device Technology, Inc.* (Semiconductors)	2,562	11,657
International Bancshares Corp. (Banks)	732	5,710
International Rectifier Corp.* (Semiconductors)	1,098	14,834
International Speedway Corp. (Entertainment)	366	8,074
Intersil Corp. - Class A (Semiconductors)	1,830	21,045
Itron, Inc.* (Electronics)	488	23,107
ITT Educational Services, Inc.* (Commercial Services)	488	59,253
J. Crew Group, Inc.* (Retail)	732	9,648
J.B. Hunt Transport Services, Inc. (Transportation)	1,220	29,414
Jack Henry & Associates, Inc. (Computers)	1,220	19,910
Jefferies Group, Inc. (Diversified Financial Services)	1,952	26,938
JetBlue Airways Corp.* (Airlines)	2,806	10,242
John Wiley & Sons, Inc. (Media)	610	18,166
Jones Lang LaSalle, Inc. (Real Estate)	488	11,351
Joy Global, Inc. (Machinery - Construction & Mining)	1,586	33,782
Kansas City Southern Industries, Inc.* (Transportation)	1,342	17,057
KBR, Inc. (Engineering & Construction)	2,562	35,381
Kelly Services, Inc. - Class A (Commercial Services)	366	2,946
Kennametal, Inc. (Hand/Machine Tools)	1,098	17,799
Kindred Healthcare, Inc.* (Healthcare - Services)	366	5,472
Kinetic Concepts, Inc.* (Healthcare - Products)	854	18,036
Korn/Ferry International* (Commercial Services)	610	5,527
Lam Research Corp.* (Semiconductors)	1,952	44,447
Lamar Advertising Co.* (Advertising)	1,098	10,705
Lancaster Colony Corp. (Miscellaneous Manufacturing)	244	10,121
Landstar System, Inc. (Transportation)	732	24,500
Lender Processing Services, Inc. (Diversified Financial Services)	1,220	37,344
Lennox International, Inc. (Building Materials)	732	19,369
Liberty Property Trust (REIT)	1,586	30,039
Life Time Fitness, Inc.* (Leisure Time)	488	6,129
LifePoint Hospitals, Inc.* (Healthcare - Services)	732	15,270
Lincare Holdings, Inc.* (Healthcare - Services)	1,098	23,936
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	610	19,331
LKQ Corp.* (Distribution/Wholesale)	2,196	31,337
Louisiana-Pacific Corp. (Forest Products & Paper)	1,342	2,993
Lubrizol Corp. (Chemicals)	976	33,194
M.D.C. Holdings, Inc. (Home Builders)	488	15,196
Mack-Cali Realty Corp. (REIT)	976	19,335
Macrovision Solutions Corp.* (Entertainment)	1,220	21,704
Manpower, Inc. (Commercial Services)	1,220	38,467
ManTech International Corp. - Class A* (Software)	244	10,224
Mariner Energy, Inc.* (Oil & Gas)	1,342	10,401
Martin Marietta Materials (Building Materials)	610	48,373
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	732	19,435
Masimo Corp.* (Healthcare - Products)	732	21,213
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	488	14,059
MDU Resources Group, Inc. (Electric)	2,806	45,289
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	854	10,564
Mentor Graphics Corp.* (Computers)	1,464	6,500
Mercury General Corp. (Insurance)	488	14,494
Metavante Technologies, Inc.* (Software)	1,342	26,786
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	488	25,049
Mine Safety Appliances Co. (Environmental Control)	366	7,327
Minerals Technologies, Inc. (Chemicals)	244	7,820
Mohawk Industries, Inc.* (Textiles)	854	25,509
MPS Group, Inc.* (Commercial Services)	1,342	7,985
MSC Industrial Direct Co. - Class A (Retail)	610	18,953
National Fuel Gas Co. (Pipelines)	1,220	37,417
National Instruments Corp. (Computers)	854	15,927
Nationwide Health Properties, Inc. (REIT)	1,586	35,193
Navigant Consulting Co.* (Commercial Services)	732	9,567
NBTY, Inc.* (Pharmaceuticals)	854	12,024
NCR Corp.* (Computers)	2,440	19,398
Netflix, Inc.* (Internet)	610	26,181
NeuStar, Inc.* (Telecommunications)	1,098	18,391
New York Community Bancorp (Savings & Loans)	5,368	59,961

See accompanying notes to the Schedules of Portfolio Investments.

NewAlliance Bancshares, Inc. (Savings & Loans)	1,586	18,620
Newfield Exploration Co.* (Oil & Gas)	2,074	47,080
Nordson Corp. (Machinery - Diversified)	488	13,874
NSTAR (Electric)	1,586	50,562
NV Energy, Inc. (Electric)	3,660	34,367
NVR, Inc.* (Home Builders)	122	52,185
Oceaneering International, Inc.* (Oil & Gas Services)	854	31,487
OGE Energy Corp. (Electric)	1,464	34,872
Old Republic International Corp. (Insurance)	3,660	39,601
Olin Corp. (Chemicals)	1,220	17,409
OMEGA Healthcare Investors, Inc. (REIT)	1,220	17,178
Omnicare, Inc. (Pharmaceuticals)	1,586	38,841
ONEOK, Inc. (Gas)	1,586	35,891
Oshkosh Truck Corp. (Auto Manufacturers)	1,098	7,401
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	854	32,674
Overseas Shipholding Group, Inc. (Transportation)	366	8,297
Owens & Minor, Inc. (Distribution/Wholesale)	610	20,209
Packaging Corp. of America (Packaging & Containers)	1,586	20,650
PacWest Bancorp (Banks)	366	5,245
Palm, Inc.* (Computers)	2,074	17,878
Panera Bread Co. - Class A* (Retail)	488	27,279
Parametric Technology Corp.* (Software)	1,830	18,263
Patriot Coal Corp.* (Coal)	976	3,621
Patterson-UTI Energy, Inc. (Oil & Gas)	2,318	20,769
Pentair, Inc. (Miscellaneous Manufacturing)	1,464	31,725
PepsiAmericas, Inc. (Beverages)	854	14,731
Perrigo Co. (Pharmaceuticals)	1,220	30,293
PetSmart, Inc. (Retail)	1,952	40,914
Pharmaceutical Product Development, Inc. (Commercial Services)	1,830	43,408
Phillips-Van Heusen Corp. (Apparel)	732	16,602
Plains Exploration & Production Co.* (Oil & Gas)	1,708	29,429
Plantronics, Inc. (Telecommunications)	732	8,835
PNM Resources, Inc. (Electric)	1,342	11,085
Polycom, Inc.* (Telecommunications)	1,220	18,776
Potlatch Corp. (Forest Products & Paper)	610	14,146
Priceline.com, Inc.* (Internet)	610	48,056
Pride International, Inc.* (Oil & Gas)	2,684	48,258
Protective Life Corp. (Insurance)	1,098	5,765
Psychiatric Solutions, Inc.* (Healthcare - Services)	854	13,433
Quanta Services, Inc.* (Commercial Services)	3,050	65,422
Quicksilver Resources, Inc.* (Oil & Gas)	1,708	9,462
Ralcorp Holdings, Inc.* (Food)	854	46,014
Raymond James Financial Corp. (Diversified Financial Services)	1,464	28,841
Rayonier, Inc. (Forest Products & Paper)	1,220	36,868
Realty Income Corp. (REIT)	1,586	29,849
Regency Centers Corp. (REIT)	1,098	29,174
Regis Corp. (Retail)	610	8,815
Reinsurance Group of America, Inc. (Insurance)	1,098	35,564
Reliance Steel & Aluminum Co. (Iron/Steel)	976	25,698
Rent-A-Center, Inc.* (Commercial Services)	976	18,905
ResMed, Inc.* (Healthcare - Products)	1,098	38,803
RF Micro Devices, Inc.* (Telecommunications)	4,148	5,517
Rollins, Inc. (Commercial Services)	610	10,461
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,342	56,968
Ross Stores, Inc. (Retail)	1,952	70,038
RPM, Inc. (Chemicals)	1,952	24,849
Ruddick Corp. (Food)	610	13,694
SAIC, Inc.* (Commercial Services)	3,172	59,221
Saks, Inc.* (Retail)	2,196	4,107
Scholastic Corp. (Media)	366	5,516
Scientific Games Corp. - Class A* (Entertainment)	976	11,819
SEI Investments Co. (Software)	2,074	25,324
Semtech Corp.* (Semiconductors)	854	11,401
Sensient Technologies Corp. (Chemicals)	732	17,202
Sepracor, Inc.* (Pharmaceuticals)	1,708	25,039
Service Corp. International (Commercial Services)	4,026	14,051
Shaw Group, Inc.* (Engineering & Construction)	1,220	33,440
Silicon Laboratories, Inc.* (Semiconductors)	610	16,104
SL Green Realty Corp. (REIT)	854	9,223
Smithfield Foods, Inc.* (Food)	1,830	17,312
Sonoco Products Co. (Packaging & Containers)	1,586	33,274
Sotheby’s (Commercial Services)	976	8,784
Southern Union Co. (Gas)	1,952	29,709
SPX Corp. (Miscellaneous Manufacturing)	732	34,411
SRA International, Inc. - Class A* (Computers)	610	8,967
StanCorp Financial Group, Inc. (Insurance)	732	16,675
Steel Dynamics, Inc. (Iron/Steel)	2,562	22,571
STERIS Corp. (Healthcare - Products)	854	19,881
Strayer Education, Inc. (Commercial Services)	122	21,944
Superior Energy Services, Inc.* (Oil & Gas Services)	1,220	15,726
SVB Financial Group* (Banks)	488	9,765
Sybase, Inc.* (Software)	1,220	36,954
Syniverse Holdings, Inc.* (Telecommunications)	732	11,536
Synopsys, Inc.* (Computers)	2,196	45,523
Synovus Financial Corp. (Banks)	4,392	14,274
TCF Financial Corp. (Banks)	1,708	20,086

See accompanying notes to the Schedules of Portfolio Investments.

Tech Data Corp.* (Distribution/Wholesale)	732	15,943
Techne Corp. (Healthcare - Products)	488	26,698
Teleflex, Inc. (Miscellaneous Manufacturing)	610	23,845
Telephone & Data Systems, Inc. (Telecommunications)	1,586	42,045
Temple-Inland, Inc. (Forest Products & Paper)	1,586	8,517
Terex Corp.* (Machinery - Construction & Mining)	1,464	13,542
Terra Industries, Inc. (Chemicals)	1,586	44,551
The Brink’s Co. (Miscellaneous Manufacturing)	610	16,141
The Colonial BancGroup, Inc. (Banks)	3,172	2,855
The Corporate Executive Board Co. (Commercial Services)	488	7,076
The Macerich Co. (REIT)	1,220	7,637
The Ryland Group, Inc. (Home Builders)	610	10,163
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	610	21,167
The Timberland Co. - Class A* (Apparel)	732	8,740
The Warnaco Group, Inc.* (Apparel)	732	17,568
Thomas & Betts Corp.* (Electronics)	732	18,315
Thor Industries, Inc. (Home Builders)	488	7,623
Thoratec Corp.* (Healthcare - Products)	854	21,939
Tidewater, Inc. (Oil & Gas Services)	732	27,179
Timken Co. (Metal Fabricate/Hardware)	1,342	18,734
Toll Brothers, Inc.* (Home Builders)	1,952	35,448
Tootsie Roll Industries, Inc. (Food)	366	7,950
Trimble Navigation, Ltd.* (Electronics)	1,830	27,962
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,220	11,151
Trustmark Corp. (Banks)	732	13,454
Tupperware Corp. (Household Products/Wares)	976	16,582
UDR, Inc. (REIT)	2,318	19,958
UGI Corp. (Gas)	1,708	40,326
Under Armour, Inc. - Class A* (Retail)	488	8,018
Unit Corp.* (Oil & Gas)	732	15,313
United Rentals, Inc.* (Commercial Services)	854	3,595
United Therapeutics Corp.* (Pharmaceuticals)	366	24,189
Unitrin, Inc. (Insurance)	732	10,233
Universal Corp. (Agriculture)	366	10,951
Universal Health Services, Inc. - Class B (Healthcare - Services)	732	28,065
Urban Outfitters, Inc.* (Retail)	1,708	27,960
URS Corp.* (Engineering & Construction)	1,342	54,230
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,220	21,704
Valley National Bancorp (Banks)	2,074	25,655
Valspar Corp. (Chemicals)	1,586	31,672
ValueClick, Inc.* (Internet)	1,342	11,420
Varian, Inc.* (Electronics)	366	8,689
VCA Antech, Inc.* (Pharmaceuticals)	1,342	30,262
Vectren Corp. (Gas)	1,220	25,730
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,684	77,111
Vishay Intertechnology, Inc.* (Electronics)	2,928	10,189
W.R. Berkley Corp. (Insurance)	2,196	49,520
Wabtec Corp. (Machinery - Diversified)	732	19,310
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,342	24,250
Washington Federal, Inc. (Savings & Loans)	1,342	17,835
Waste Connections, Inc.* (Environmental Control)	1,220	31,354
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	610	30,116
Webster Financial Corp. (Banks)	732	3,111
Weingarten Realty Investors (REIT)	1,220	11,614
WellCare Health Plans, Inc.* (Healthcare - Services)	610	6,863
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	6,588	33,138
Werner Enterprises, Inc. (Transportation)	610	9,223
Westamerica Bancorp (Banks)	366	16,675
Westar Energy, Inc. (Electric)	1,708	29,941
Western Digital Corp.* (Computers)	3,538	68,425
WGL Holdings, Inc. (Gas)	732	24,010
Williams Sonoma, Inc. (Retail)	1,342	13,527
Wilmington Trust Corp. (Banks)	1,098	10,640
Wind River Systems, Inc.* (Software)	976	6,246
Woodward Governor Co. (Electronics)	854	9,548
Worthington Industries, Inc. (Metal Fabricate/Hardware)	854	7,438
YRC Worldwide, Inc.* (Transportation)	854	3,834
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	854	16,243

TOTAL COMMON STOCKS (Cost $8,312,635)		9,152,019

	Principal
	Amount

Repurchase Agreements (36.6%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,756,003 (Collateralized by $1,795,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $1,799,360)	$1,756,000	1,756,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $83,000 (Collateralized by $85,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $84,991)	83,000	83,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,756,004 (Collateralized by $1,795,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,799,552)	1,756,000	1,756,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $12,000 (Collateralized by $20,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $20,108)	12,000	12,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $995,002 (Collateralized by $999,000 of various U.S. Government Agency Obligations, 3.88%-4.13%, 7/24/09-7/14/11, market value $1,017,456)	995,000	995,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,602,000)		4,602,000

	Shares

Rights/Warrants(NM)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12 @ $12.21* (Retail - Restaurants)	154	2

TOTAL RIGHTS/WARRANTS (Cost $0)		2

TOTAL INVESTMENT SECURITIES (Cost $12,914,635)—109.4%		13,754,021
Net other assets (liabilities)—(9.4)%		(1,181,156)

NET ASSETS—100.0%		$12,572,865

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $2,000,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $389,280)	8	$(7,780)
S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $8,272,200)	34	922,964

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/27/09	$7,388,307	$(288,190)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	0.1%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	2.7%
Beverages	0.4%
Biotechnology	0.9%
Building Materials	0.6%
Chemicals	2.6%
Coal	0.2%
Commercial Services	5.3%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.5%
Electric	2.8%
Electrical Components & Equipment	1.1%
Electronics	1.6%
Engineering & Construction	1.4%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.1%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.3%
Healthcare - Products	3.6%
Healthcare - Services	1.5%
Home Builders	1.0%
Household Products/Wares	0.8%
Insurance	3.7%
Internet	1.1%
Investment Companies	0.1%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	NM
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.9%
Media	0.1%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	3.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.6%
Pharmaceuticals	2.1%
Pipelines	0.3%
REIT	3.2%
Real Estate	0.1%
Retail	5.5%
Retail - Restaurants	0.3%
Savings & Loans	1.0%
Semiconductors	1.5%
Software	2.5%
Telecommunications	1.2%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.3%
Other**	27.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (52.7%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	348	$3,104
AAR Corp.* (Aerospace/Defense)	580	7,273
Aaron Rents, Inc. (Commercial Services)	522	13,916
Abaxis, Inc.* (Healthcare - Products)	348	6,000
ABIOMED, Inc.* (Healthcare - Products)	638	3,126
AbitibiBowater, Inc.* (Forest Products & Paper)	696	383
ABM Industries, Inc. (Commercial Services)	638	10,463
Acadia Realty Trust (REIT)	937	9,942
ACI Worldwide, Inc.* (Software)	464	8,700
Acorda Therapeutics, Inc.* (Biotechnology)	464	9,192
Actel Corp.* (Semiconductors)	754	7,630
Actuant Corp. - Class A (Miscellaneous Manufacturing)	696	7,190
Acuity Brands, Inc. (Miscellaneous Manufacturing)	406	9,151
Acxiom Corp. (Software)	1,102	8,155
Administaff, Inc. (Commercial Services)	348	7,353
ADTRAN, Inc. (Telecommunications)	812	13,162
Aeropostale, Inc.* (Retail)	696	18,486
Affymetrix, Inc.* (Biotechnology)	986	3,224
Agilysys, Inc. (Computers)	870	3,741
Agree Realty Corp. (REIT)	522	8,190
Alaska Communications Systems Group, Inc. (Telecommunications)	1,160	7,772
Albany International Corp. - Class A (Machinery - Diversified)	522	4,724
Alexion Pharmaceuticals, Inc.* (Biotechnology)	812	30,580
Align Technology, Inc.* (Healthcare - Products)	928	7,359
Alkermes, Inc.* (Pharmaceuticals)	1,218	14,774
Alliance One International, Inc.* (Agriculture)	1,334	5,123
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	464	896
Allscripts Healthcare Solutions, Inc. (Software)	870	8,952
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	464	8,835
Altra Holdings, Inc.* (Machinery - Diversified)	812	3,151
AMAG Pharmaceuticals, Inc.* (Biotechnology)	290	10,663
AMCOL International Corp. (Mining)	348	5,164
Amedisys, Inc.* (Healthcare - Services)	290	7,972
American Equity Investment Life Holding Co. (Insurance)	1,276	5,308
American Greetings Corp. - Class A (Household Products/Wares)	812	4,109
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,044	11,641
American Oriental Bioengineering, Inc.* (Biotechnology)	870	3,358
American Reprographics Co.* (Software)	638	2,259
American States Water Co. (Water)	580	21,066
American Superconductor Corp.* (Electrical Components & Equipment)	464	8,032
Amerigon, Inc.* (Auto Parts & Equipment)	928	3,434
AMERIGROUP Corp.* (Healthcare - Services)	580	15,973
Amerisafe, Inc.* (Insurance)	870	13,328
Amkor Technology, Inc.* (Semiconductors)	1,276	3,420
AMN Healthcare Services, Inc.* (Commercial Services)	754	3,845
ANADIGICS, Inc.* (Semiconductors)	986	2,041
AngioDynamics, Inc.* (Healthcare - Products)	522	5,867
Anixter International, Inc.* (Telecommunications)	290	9,187
Apogee Enterprises, Inc. (Building Materials)	464	5,095
Apollo Investment Corp. (Investment Companies)	1,856	6,459
Applied Industrial Technologies, Inc. (Machinery - Diversified)	522	8,806
Applied Micro Circuits Corp.* (Semiconductors)	1,450	7,047
Arbitron, Inc. (Commercial Services)	348	5,223
Arch Chemicals, Inc. (Chemicals)	348	6,598
Arena Resources, Inc.* (Oil & Gas)	348	8,867
Ares Capital Corp. (Investment Companies)	2,030	9,825
Argo Group International Holdings, Ltd.* (Insurance)	522	15,728
Ariba, Inc.* (Internet)	1,102	9,620
Arkansas Best Corp. (Transportation)	348	6,619
Arris Group, Inc.* (Telecommunications)	1,508	11,114
ArvinMeritor, Inc. (Auto Parts & Equipment)	812	641
Asbury Automotive Group, Inc. (Retail)	928	4,000
Aspen Insurance Holdings, Ltd. (Insurance)	1,044	23,448
Associated Estates Realty Corp. (REIT)	928	5,271
Assured Guaranty, Ltd. (Insurance)	754	5,105
ATC Technology Corp.* (Auto Parts & Equipment)	464	5,197
Atheros Communications* (Telecommunications)	638	9,353
Atlas America, Inc. (Oil & Gas)	464	4,060
ATP Oil & Gas Corp.* (Oil & Gas)	290	1,488
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	522	14,470
Avista Corp. (Electric)	1,334	18,382
Avocent Corp.* (Internet)	638	7,745
Baldor Electric Co. (Hand/Machine Tools)	522	7,564
Bally Technologies, Inc.* (Entertainment)	580	10,684

See accompanying notes to the Schedules of Portfolio Investments.

Banco Latinoamericano de Exportaciones, S.A. - Class E (Banks)	812	7,608
Bank Mutual Corp. (Banks)	1,450	13,137
Barnes Group, Inc. (Miscellaneous Manufacturing)	580	6,200
Basic Energy Services, Inc.* (Oil & Gas Services)	464	3,002
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	928	12,426
Belden, Inc. (Electrical Components & Equipment)	464	5,805
Belo Corp. - Class A (Media)	1,740	1,061
Benchmark Electronics, Inc.* (Electronics)	928	10,394
Berry Petroleum Co. - Class A (Oil & Gas)	348	3,814
Bill Barrett Corp.* (Oil & Gas)	348	7,740
BioMed Realty Trust, Inc. (REIT)	870	5,890
Blackboard, Inc.* (Software)	348	11,045
Blount International, Inc.* (Machinery - Diversified)	928	4,287
Blue Coat Systems, Inc.* (Internet)	464	5,573
Bob Evans Farms, Inc. (Retail)	580	13,004
Borders Group, Inc.* (Retail)	1,102	694
Bowne & Co., Inc. (Commercial Services)	706	2,266
BPZ Resources, Inc.* (Oil & Gas)	580	2,146
Brady Corp. - Class A (Electronics)	580	10,225
Briggs & Stratton Corp. (Machinery - Diversified)	928	15,312
Brigham Exploration Co.* (Oil & Gas)	580	1,102
Bronco Drilling Co., Inc.* (Oil & Gas)	928	4,881
Brookline Bancorp, Inc. (Savings & Loans)	1,798	17,081
Brooks Automation, Inc.* (Semiconductors)	1,334	6,150
Bruker Corp.* (Healthcare - Products)	696	4,287
Brunswick Corp. (Leisure Time)	1,218	4,202
Brush Engineered Materials, Inc.* (Mining)	348	4,827
Calgon Carbon Corp.* (Environmental Control)	580	8,219
California Pizza Kitchen, Inc.* (Retail)	928	12,138
California Water Service Group (Water)	580	24,279
Callaway Golf Co. (Leisure Time)	1,044	7,496
Callon Petroleum Co.* (Oil & Gas)	464	506
Cano Petroleum, Inc.* (Oil & Gas)	696	299
Capital Lease Funding, Inc. (REIT)	1,566	3,085
Capstead Mortgage Corp. (REIT)	812	8,721
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,682	1,211
CARBO Ceramics, Inc. (Oil & Gas Services)	290	8,248
Carrizo Oil & Gas, Inc.* (Oil & Gas)	290	2,575
Carter’s, Inc.* (Apparel)	754	14,183
Casey’s General Stores, Inc. (Retail)	638	17,009
Cash America International, Inc. (Retail)	348	5,450
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	522	10,346
Cathay Bancorp, Inc. (Banks)	1,218	12,704
Cavium Networks, Inc.* (Semiconductors)	406	4,685
Cbeyond, Inc.* (Telecommunications)	464	8,737
Cedar Shopping Centers, Inc. (REIT)	1,740	3,028
Celera Corp.* (Biotechnology)	1,160	8,851
Centene Corp.* (Healthcare - Services)	522	9,406
Centennial Communications Corp.* (Telecommunications)	1,102	9,102
Central Pacific Financial Corp. (Banks)	986	5,522
Central Vermont Public Service Corp. (Electric)	580	10,034
Cenveo, Inc.* (Commercial Services)	812	2,639
Cepheid, Inc.* (Healthcare - Products)	638	4,402
Ceradyne, Inc.* (Miscellaneous Manufacturing)	348	6,309
Charlotte Russe Holding, Inc.* (Retail)	580	4,727
Charming Shoppes, Inc.* (Retail)	1,508	2,111
Chart Industries, Inc.* (Machinery - Diversified)	348	2,742
Chattem, Inc.* (Cosmetics/Personal Care)	232	13,004
Checkpoint Systems, Inc.* (Electronics)	580	5,203
Cheesecake Factory, Inc.* (Retail)	1,160	13,282
Chemed Corp. (Commercial Services)	290	11,281
Chesapeake Utilities Corp. (Oil & Gas Services)	522	15,911
Chico’s FAS, Inc.* (Retail)	1,682	9,032
Cirrus Logic, Inc.* (Semiconductors)	1,334	5,016
CKE Restaurants, Inc. (Retail)	1,044	8,770
Clarcor, Inc. (Miscellaneous Manufacturing)	580	14,610
Clean Harbors, Inc.* (Environmental Control)	174	8,352
Cleco Corp. (Electric)	928	20,128
Coeurd’Alene Mines Corp.* (Mining)	3,654	3,435
Cogdell Spencer, Inc. (REIT)	638	3,254
Cogent Communications Group, Inc.* (Internet)	638	4,594
Cogent, Inc.* (Electronics)	870	10,353
Cognex Corp. (Machinery - Diversified)	638	8,517
Coinstar, Inc.* (Commercial Services)	406	13,301
Collective Brands, Inc.* (Retail)	812	7,909
Colonial Properties Trust (REIT)	870	3,315
Comfort Systems USA, Inc. (Building Materials)	986	10,225
Community Bank System, Inc. (Banks)	812	13,601
Commvault Systems, Inc.* (Software)	638	6,999
Compass Minerals International, Inc. (Mining)	290	16,347
Complete Production Services, Inc.* (Oil & Gas Services)	580	1,786
comScore, Inc.* (Internet)	290	3,506
Comstock Resources, Inc.* (Oil & Gas)	406	12,099
See accompanying notesto the Schedules of Portfolio Investments.

Comtech Telecommunications Corp.* (Telecommunications)	348	8,620
Conceptus, Inc.* (Healthcare - Products)	638	7,496
Concho Resources, Inc.* (Oil & Gas)	522	13,358
Concur Technologies, Inc.* (Software)	464	8,904
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,044	4,218
Corinthian Colleges, Inc.* (Commercial Services)	1,102	21,434
Corporate Office Properties Trust (REIT)	580	14,401
CoStar Group, Inc.* (Commercial Services)	290	8,772
Cox Radio, Inc. - Class A* (Media)	1,334	5,469
Crocs, Inc.* (Apparel)	1,102	1,311
Cross Country Healthcare, Inc.* (Commercial Services)	696	4,559
Crosstex Energy, Inc. (Oil & Gas)	522	856
CryoLife, Inc.* (Biotechnology)	754	3,906
CSG Systems International, Inc.* (Software)	870	12,424
CTS Corp. (Electronics)	1,218	4,397
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	754	12,335
Curtiss-Wright Corp. (Aerospace/Defense)	464	13,015
CV Therapeutics, Inc.* (Pharmaceuticals)	1,044	20,755
CVB Financial Corp. (Banks)	1,334	8,844
Cyberonics, Inc.* (Healthcare - Products)	522	6,927
CyberSource Corp.* (Internet)	754	11,167
Cypress Bioscience, Inc.* (Pharmaceuticals)	928	6,598
Daktronics, Inc. (Electronics)	464	3,039
Data Domain, Inc.* (Computers)	580	7,291
DCT Industrial Trust, Inc. (REIT)	2,030	6,435
DealerTrack Holdings, Inc.* (Internet)	638	8,358
Deckers Outdoor Corp.* (Apparel)	116	6,153
Delta Petroleum Corp.* (Oil & Gas)	696	835
Deluxe Corp. (Commercial Services)	696	6,702
DHT Maritime, Inc. (Transportation)	1,218	4,677
Diamond Foods, Inc. (Food)	522	14,579
DiamondRock Hospitality Co. (REIT)	1,450	5,814
Digital River, Inc.* (Internet)	406	12,107
Dillards, Inc. - Class A (Retail)	754	4,298
Dime Community Bancshares, Inc. (Savings & Loans)	870	8,161
Diodes, Inc.* (Semiconductors)	406	4,308
Dionex Corp.* (Electronics)	232	10,962
Dollar Financial Corp.* (Commercial Services)	522	4,969
Dress Barn, Inc.* (Retail)	754	9,267
Drill-Quip, Inc.* (Oil & Gas Services)	290	8,903
DSP Group, Inc.* (Semiconductors)	986	4,260
DTS, Inc.* (Home Furnishings)	406	9,768
Dycom Industries, Inc.* (Engineering & Construction)	580	3,358
Dynamic Materials Corp. (Metal Fabricate/Hardware)	232	2,125
Eagle Bulk Shipping, Inc. (Transportation)	580	2,465
EarthLink, Inc.* (Internet)	1,276	8,383
East West Bancorp, Inc. (Banks)	1,740	7,952
Eclipsys Corp.* (Software)	812	8,234
Education Realty Trust, Inc. (REIT)	1,450	5,060
eHealth, Inc.* (Insurance)	464	7,429
El Paso Electric Co.* (Electric)	986	13,893
Electronics for Imaging, Inc.* (Computers)	928	9,094
EMCOR Group, Inc.* (Engineering & Construction)	754	12,946
EMCORE Corp.* (Semiconductors)	1,160	870
Empire District Electric Co. (Electric)	1,566	22,613
Emulex Corp.* (Semiconductors)	1,102	5,543
Encore Wire Corp. (Electrical Components & Equipment)	464	9,943
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	406	5,388
EnerSys* (Electrical Components & Equipment)	406	4,921
ENGlobal Corp.* (Commercial Services)	638	2,897
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	348	5,951
Entegris, Inc.* (Semiconductors)	1,798	1,546
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,508	9,154
Epicor Software Corp.* (Software)	1,276	4,862
EPIQ Systems, Inc.* (Software)	928	16,732
eResearchTechnology, Inc.* (Internet)	696	3,661
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	290	11,223
ESSA Bancorp, Inc. (Banks)	1,450	19,299
Esterline Technologies Corp.* (Aerospace/Defense)	348	7,026
Euronet Worldwide, Inc.* (Commercial Services)	754	9,847
ev3, Inc.* (Healthcare - Products)	1,160	8,236
Evercore Partners, Inc. - Class A (Diversified Financial Services)	754	11,649
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,160	2,471
Exar Corp.* (Semiconductors)	1,392	8,686
EXCO Resources, Inc.* (Oil & Gas)	754	7,540
Exelixis, Inc.* (Biotechnology)	1,856	8,538
Exide Technologies* (Electrical Components & Equipment)	754	2,262
Extra Space Storage, Inc. (REIT)	1,218	6,711
EZCORP, Inc. - Class A* (Retail)	870	10,066
Fair Isaac Corp. (Software)	638	8,977
FairPoint Communications, Inc. (Telecommunications)	1,334	1,041
FalconStor Software, Inc.* (Software)	1,102	2,634
FCStone Group, Inc.* (Diversified Financial Services)	290	661
Federal Signal Corp. (Miscellaneous Manufacturing)	1,044	5,502
FEI Co.* (Electronics)	580	8,949
FelCor Lodging Trust, Inc. (REIT)	1,450	1,972
Ferro Corp. (Chemicals)	754	1,078
Financial Federal Corp. (Diversified Financial Services)	522	11,056

See accompanying notes to the Schedules of Portfolio Investments.

First BanCorp (Banks)	1,218	5,189
First Midwest Bancorp, Inc. (Banks)	928	7,972
First Niagara Financial Group, Inc. (Savings & Loans)	1,798	19,598
First Potomac Realty Trust (REIT)	1,160	8,526
FirstMerit Corp. (Banks)	1,334	24,279
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	348	546
Flow International Corp.* (Machinery - Diversified)	928	1,503
Flowers Foods, Inc. (Food)	928	21,789
Forestar Group, Inc.* (Real Estate)	522	3,993
FormFactor, Inc.* (Semiconductors)	696	12,542
Forward Air Corp. (Transportation)	464	7,531
Fossil, Inc.* (Household Products/Wares)	580	9,106
Fred’s, Inc. (Retail)	986	11,122
Fresh Del Monte Produce, Inc.* (Food)	522	8,571
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	174	2,346
FuelCell Energy, Inc.* (Energy - Alternate Sources)	1,450	3,480
Fuller (H.B.) Co. (Chemicals)	638	8,294
Gartner Group, Inc.* (Commercial Services)	696	7,663
Gaylord Entertainment Co.* (Lodging)	638	5,315
Genco Shipping & Trading, Ltd. (Transportation)	174	2,147
Genesco, Inc. (Retail)	348	6,553
Genesee & Wyoming, Inc. - Class A* (Transportation)	406	8,627
GeoEye, Inc.* (Telecommunications)	464	9,164
GFI Group, Inc. (Diversified Financial Services)	1,044	3,351
Gibraltar Industries, Inc. (Iron/Steel)	522	2,464
Glacier Bancorp, Inc. (Banks)	986	15,490
Gladstone Investment Corp. (Diversified Financial Services)	1,160	4,431
Glatfelter (Forest Products & Paper)	1,218	7,600
Glimcher Realty Trust (REIT)	1,102	1,543
Global Crossing, Ltd.* (Telecommunications)	522	3,654
GMX Resources, Inc.* (Oil & Gas)	174	1,131
Golar LNG, Ltd. (Transportation)	870	2,984
Goodrich Petroleum Corp.* (Oil & Gas)	232	4,492
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,044	6,431
Granite Construction, Inc. (Engineering & Construction)	348	13,043
Green Mountain Coffee Roasters, Inc.* (Beverages)	290	13,920
Griffon Corp.* (Miscellaneous Manufacturing)	1,102	8,265
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	638	8,453
Hanmi Financial Corp. (Banks)	2,668	3,468
Harmonic, Inc.* (Telecommunications)	1,334	8,671
Harvest Natural Resources, Inc.* (Oil & Gas)	928	3,146
Headwaters, Inc.* (Energy - Alternate Sources)	812	2,550
HEALTHSOUTH Corp.* (Healthcare - Services)	986	8,756
Healthways, Inc.* (Healthcare - Services)	406	3,561
Heartland Express, Inc. (Transportation)	1,218	18,039
Hecla Mining Co.* (Mining)	1,682	3,364
HEICO Corp. (Aerospace/Defense)	406	9,866
Heidrick & Struggles International, Inc. (Commercial Services)	290	5,145
Helen of Troy, Ltd.* (Household Products/Wares)	754	10,367
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,392	6,960
Herman Miller, Inc. (Office Furnishings)	754	8,038
Hexcel Corp.* (Aerospace/Defense Equipment)	1,102	7,240
Hibbett Sports, Inc.* (Retail)	580	11,148
Highwoods Properties, Inc. (REIT)	754	16,151
Hilltop Holdings, Inc.* (Real Estate)	1,450	16,530
HMS Holdings Corp.* (Commercial Services)	406	13,357
Horace Mann Educators Corp. (Insurance)	1,218	10,195
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	290	4,420
Hot Topic, Inc.* (Retail)	1,334	14,927
Hub Group, Inc. - Class A* (Transportation)	464	7,888
Human Genome Sciences, Inc.* (Biotechnology)	1,798	1,492
Huron Consulting Group, Inc.* (Commercial Services)	232	9,844
Hutchinson Technology, Inc.* (Computers)	870	2,262
Iconix Brand Group, Inc.* (Apparel)	870	7,699
II-VI, Inc.* (Electronics)	348	5,979
Immersion Corp.* (Computers)	754	2,209
Immucor, Inc.* (Healthcare - Products)	812	20,422
Incyte Genomics, Inc.* (Biotechnology)	1,102	2,579
Independent Bank Corp. (Banks)	580	8,555
Infinera Corp.* (Telecommunications)	1,218	9,013
Informatica Corp.* (Software)	1,160	15,382
Infospace, Inc.* (Internet)	870	4,524
Inland Real Estate Corp. (REIT)	1,392	9,869
Innerworkings, Inc.* (Software)	928	3,963
Insight Enterprises, Inc.* (Retail)	812	2,485
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	696	10,885
Insteel Industries, Inc. (Miscellaneous Manufacturing)	522	3,633
Insulet Corp.* (Healthcare - Products)	522	2,140
Integra LifeSciences Holdings* (Biotechnology)	348	8,606
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	464	7,484
InterDigital, Inc.* (Telecommunications)	638	16,473

See accompanying notes to the Schedules of Portfolio Investments.

Interface, Inc. - Class A (Office Furnishings)	812	2,428
Interline Brands, Inc.* (Building Materials)	754	6,356
Intermec, Inc.* (Machinery - Diversified)	638	6,635
InterMune, Inc.* (Biotechnology)	580	9,535
International Coal Group, Inc.* (Coal)	1,392	2,241
International Shipholding Corp. (Transportation)	464	9,127
Intevac, Inc.* (Machinery - Diversified)	580	3,022
Invacare Corp. (Healthcare - Products)	638	10,227
inVentiv Health, Inc.* (Advertising)	464	3,786
Investors Real Estate Trust (REIT)	1,740	17,156
ION Geophysical Corp.* (Oil & Gas Services)	986	1,538
Iowa Telecommunications Services, Inc. (Telecommunications)	986	11,300
IPC Holdings, Ltd. (Insurance)	870	23,525
iPCS, Inc.* (Telecommunications)	348	3,379
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,102	16,541
Isle of Capri Casinos, Inc.* (Entertainment)	1,160	6,136
ITC Holdings Corp. (Electric)	522	22,770
J. Crew Group, Inc.* (Retail)	464	6,116
j2 Global Communications, Inc.* (Internet)	522	11,427
Jack Henry & Associates, Inc. (Computers)	1,044	17,038
Jack in the Box, Inc.* (Retail)	696	16,210
Jackson Hewitt Tax Service, Inc. (Commercial Services)	522	2,725
James River Coal Co.* (Coal)	232	2,863
Jo-Ann Stores, Inc.* (Retail)	406	6,634
Kaydon Corp. (Metal Fabricate/Hardware)	348	9,511
Kayne Anderson Energy Development Fund (Investment Companies)	696	6,501
Kendle International, Inc.* (Commercial Services)	290	6,078
Kenexa Corp.* (Commercial Services)	522	2,814
Kindred Healthcare, Inc.* (Healthcare - Services)	348	5,203
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,160	17,098
Knight Transportation, Inc. (Transportation)	870	13,189
Knoll, Inc. (Office Furnishings)	812	4,978
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	232	3,369
Korn/Ferry International* (Commercial Services)	696	6,306
L-1 Identity Solutions, Inc.* (Electronics)	870	4,446
Laclede Group, Inc. (Gas)	696	27,130
Lance, Inc. (Food)	696	14,491
Landec Corp.* (Chemicals)	1,392	7,753
Landry’s Restaurants, Inc. (Retail)	754	3,936
LaSalle Hotel Properties (REIT)	580	3,387
Lawson Software, Inc.* (Software)	1,566	6,655
Layne Christensen Co.* (Engineering & Construction)	232	3,728
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	986	1,361
Lear Corp.* (Auto Parts & Equipment)	696	522
Lexington Corporate Properties Trust (REIT)	1,392	3,313
Libbey, Inc. (Housewares)	812	747
Life Time Fitness, Inc.* (Leisure Time)	406	5,099
Lindsay Manufacturing Co. (Machinery - Diversified)	116	3,132
Live Nation, Inc.* (Commercial Services)	986	2,633
Louisiana-Pacific Corp. (Forest Products & Paper)	1,392	3,104
Luby’s, Inc.* (Retail)	1,682	8,259
Lufkin Industries, Inc. (Oil & Gas Services)	174	6,591
Luminex Corp.* (Healthcare - Products)	522	9,459
Macrovision Solutions Corp.* (Entertainment)	1,044	18,573
Magellan Health Services, Inc.* (Healthcare - Services)	580	21,135
Magma Design Automation, Inc.* (Electronics)	1,160	870
Maguire Properties, Inc.* (REIT)	696	501
Maidenform Brands, Inc.* (Apparel)	580	5,313
Manhattan Associates, Inc.* (Computers)	522	9,041
Martek Biosciences Corp. (Biotechnology)	406	7,409
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	870	2,166
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	638	16,939
Masimo Corp.* (Healthcare - Products)	580	16,808
MasTec, Inc.* (Telecommunications)	754	9,116
Matrix Service Co.* (Oil & Gas Services)	348	2,861
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	348	10,026
Max Capital Group, Ltd. (Insurance)	1,160	19,998
MAXIMUS, Inc. (Commercial Services)	406	16,183
McMoRan Exploration Co.* (Oil & Gas)	522	2,453
Medarex, Inc.* (Pharmaceuticals)	1,798	9,224
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	696	8,609
Mentor Graphics Corp.* (Computers)	1,102	4,893
MercadoLibre, Inc.* (Commercial Services)	232	4,304
Meridian Bioscience, Inc. (Healthcare - Products)	522	9,459
Merit Medical Systems, Inc.* (Healthcare - Products)	696	8,498
Meritage Homes Corp.* (Home Builders)	406	4,637

See accompanying notes to the Schedules of Portfolio Investments.

Micros Systems, Inc.* (Computers)	928	17,400
Microsemi Corp.* (Semiconductors)	928	10,765
Micrus Endovascular Corp.* (Healthcare - Products)	696	4,155
Minerals Technologies, Inc. (Chemicals)	232	7,436
Mitcham Industries, Inc.* (Commercial Services)	580	2,210
MKS Instruments, Inc.* (Semiconductors)	696	10,210
Mobile Mini, Inc.* (Storage/Warehousing)	522	6,013
Modine Manufacturing Co. (Auto Parts & Equipment)	638	1,595
ModusLink Global Solutions, Inc.* (Internet)	696	1,803
Momenta Pharmaceuticals, Inc.* (Biotechnology)	464	5,109
Monarch Casino & Resort, Inc.* (Lodging)	870	4,489
Monolithic Power Systems, Inc.* (Semiconductors)	464	7,192
Montpelier Re Holdings, Ltd. (Insurance)	1,450	18,792
MPS Group, Inc.* (Commercial Services)	1,334	7,937
MSC.Software Corp.* (Software)	1,044	5,888
Mueller Industries, Inc. (Metal Fabricate/Hardware)	464	10,064
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,450	4,785
MVC Capital, Inc. (Investment Companies)	812	6,829
Myriad Genetics, Inc.* (Biotechnology)	1,044	47,471
Nara Bancorp, Inc. (Banks)	1,276	3,751
NATCO Group, Inc. - Class A* (Oil & Gas Services)	290	5,490
National Penn Bancshares, Inc. (Banks)	1,218	10,109
National Retail Properties, Inc. (REIT)	1,102	17,456
Natus Medical, Inc.* (Healthcare - Products)	580	4,936
Navigant Consulting Co.* (Commercial Services)	638	8,339
NCI Building Systems, Inc.* (Building Materials)	290	644
Nektar Therapeutics* (Biotechnology)	1,624	8,753
Ness Technologies, Inc.* (Commercial Services)	1,218	3,593
Net 1 UEPS Technologies, Inc.* (Commercial Services)	580	8,822
Netflix, Inc.* (Internet)	464	19,915
NETGEAR, Inc.* (Telecommunications)	638	7,688
Netlogic Microsystems, Inc.* (Semiconductors)	290	7,969
New Jersey Resources Corp. (Gas)	870	29,563
NewAlliance Bancshares, Inc. (Savings & Loans)	1,624	19,066
Newpark Resources, Inc.* (Oil & Gas Services)	1,044	2,641
Newport Corp.* (Electronics)	870	3,845
Nicor, Inc. (Gas)	580	19,273
NN, Inc. (Metal Fabricate/Hardware)	986	1,242
Nordic American Tanker Shipping, Ltd. (Transportation)	406	11,896
Nordson Corp. (Machinery - Diversified)	348	9,894
Novatel Wireless, Inc.* (Telecommunications)	696	3,912
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	754	7,148
Nu Skin Enterprises, Inc. (Retail)	1,044	10,952
NuVasive, Inc.* (Healthcare - Products)	406	12,740
NYMAGIC, Inc. (Insurance)	464	5,661
Obagi Medical Products, Inc.* (Pharmaceuticals)	812	4,369
Oilsands Quest, Inc.* (Oil & Gas)	1,334	960
Old National Bancorp (Banks)	1,102	12,309
Olin Corp. (Chemicals)	870	12,415
Olympic Steel, Inc. (Iron/Steel)	116	1,760
OM Group, Inc.* (Chemicals)	348	6,723
OMEGA Healthcare Investors, Inc. (REIT)	1,102	15,516
Omnicell, Inc.* (Software)	812	6,350
Omniture, Inc.* (Commercial Services)	696	9,180
OmniVision Technologies, Inc.* (Semiconductors)	754	5,067
On Assignment, Inc.* (Commercial Services)	986	2,672
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	580	16,559
Oplink Communications, Inc.* (Telecommunications)	870	6,699
optionsXpress Holdings, Inc. (Diversified Financial Services)	696	7,914
Orbital Sciences Corp.* (Aerospace/Defense)	696	8,275
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	638	24,410
Otter Tail Corp. (Electric)	638	14,068
Overstock.com, Inc.* (Internet)	232	2,123
Owens & Minor, Inc. (Distribution/Wholesale)	406	13,451
Pacer International, Inc. (Transportation)	638	2,233
Pacific Capital Bancorp (Banks)	986	6,675
Pacific Sunwear of California, Inc.* (Retail)	1,044	1,733
PacWest Bancorp (Banks)	638	9,143
PAETEC Holding Corp.* (Telecommunications)	1,508	2,172
Palm, Inc.* (Computers)	1,450	12,499
Palomar Medical Technologies, Inc.* (Healthcare - Products)	754	5,474
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	580	5,493
Parallel Petroleum Corp.* (Oil & Gas)	580	742
Parametric Technology Corp.* (Software)	1,450	14,471
PAREXEL International Corp.* (Commercial Services)	696	6,772
Parker Drilling Co.* (Oil & Gas)	1,450	2,668
PC-Tel, Inc. (Internet)	1,102	4,739

See accompanying notes to the Schedules of Portfolio Investments.

PDL BioPharma, Inc. (Biotechnology)	1,392	9,855
Peet’s Coffee & Tea, Inc.* (Beverages)	638	13,794
Penn Virginia Corp. (Oil & Gas)	406	4,458
Penson Worldwide, Inc.* (Diversified Financial Services)	522	3,356
Perficient, Inc.* (Internet)	638	3,445
Perini Corp.* (Engineering & Construction)	290	3,567
Perot Systems Corp. - Class A* (Computers)	986	12,700
PetMed Express, Inc.* (Pharmaceuticals)	754	12,426
PetroQuest Energy, Inc.* (Oil & Gas)	522	1,253
PharMerica Corp.* (Pharmaceuticals)	522	8,686
Phase Forward, Inc.* (Software)	638	8,160
PHH Corp.* (Commercial Services)	754	10,594
Phoenix Technologies, Ltd.* (Software)	986	1,597
Pioneer Drilling Co.* (Oil & Gas)	754	2,473
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	290	7,479
Plantronics, Inc. (Telecommunications)	638	7,701
Platinum Underwriters Holdings, Ltd. (Insurance)	638	18,094
Plexus Corp.* (Electronics)	580	8,016
PMC-Sierra, Inc.* (Semiconductors)	2,262	14,432
PNM Resources, Inc. (Electric)	1,160	9,582
Polaris Industries, Inc. (Leisure Time)	348	7,461
Polycom, Inc.* (Telecommunications)	1,102	16,960
PolyOne Corp.* (Chemicals)	1,218	2,814
Pool Corp. (Distribution/Wholesale)	754	10,104
Portland General Electric Co. (Electric)	1,102	19,384
Post Properties, Inc. (REIT)	522	5,293
Power Integrations, Inc. (Semiconductors)	464	7,981
Powerwave Technologies, Inc.* (Telecommunications)	1,972	1,171
Premiere Global Services, Inc.* (Telecommunications)	986	8,696
Prestige Brands Holdings, Inc.* (Healthcare - Products)	754	3,906
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	522	3,440
Progress Software Corp.* (Software)	754	13,089
Prosperity Bancshares, Inc. (Banks)	696	19,036
Provident Financial Services, Inc. (Savings & Loans)	986	10,659
Provident New York Bancorp (Savings & Loans)	1,334	11,406
PSS World Medical, Inc.* (Healthcare - Products)	986	14,149
Psychiatric Solutions, Inc.* (Healthcare - Services)	580	9,123
Quest Resource Corp.* (Oil & Gas)	754	236
Quest Software, Inc.* (Software)	1,102	13,973
Quidel Corp.* (Healthcare - Products)	580	5,348
Quiksilver, Inc.* (Apparel)	1,450	1,856
Rackable Systems, Inc.* (Computers)	754	3,061
RadiSys Corp.* (Computers)	812	4,921
RAIT Financial Trust (REIT)	1,218	1,486
Ralcorp Holdings, Inc.* (Food)	406	21,875
RCN Corp.* (Telecommunications)	986	3,648
Realty Income Corp. (REIT)	1,218	22,923
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	638	938
Redwood Trust, Inc. (REIT)	406	6,232
Regal-Beloit Corp. (Hand/Machine Tools)	348	10,663
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	812	11,254
Regis Corp. (Retail)	580	8,381
Rent-A-Center, Inc.* (Commercial Services)	754	14,605
Resources Connection, Inc.* (Commercial Services)	522	7,872
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	464	2,849
Riverbed Technology, Inc.* (Computers)	754	9,862
Robbins & Myers, Inc. (Machinery - Diversified)	348	5,279
Rock-Tenn Co. - Class A (Forest Products & Paper)	522	14,120
Rockwood Holdings, Inc.* (Chemicals)	522	4,145
Rofin-Sinar Technologies, Inc.* (Electronics)	406	6,545
Rosetta Resources, Inc.* (Oil & Gas)	638	3,158
Royal Gold, Inc. (Mining)	638	29,833
RTI Biologics, Inc.* (Healthcare - Products)	1,102	3,141
RTI International Metals, Inc.* (Mining)	290	3,393
Ruddick Corp. (Food)	464	10,417
S &T Bancorp, Inc. (Banks)	638	13,532
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,102	10,469
Savient Pharmaceuticals, Inc.* (Biotechnology)	580	2,871
SAVVIS, Inc.* (Telecommunications)	638	3,949
School Specialty, Inc.* (Retail)	522	9,182
Schulman (A.), Inc. (Chemicals)	812	11,003
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	754	13,919
Seabright Insurance Holdings* (Insurance)	928	9,707
Seattle Genetics, Inc.* (Biotechnology)	986	9,722
Selective Insurance Group, Inc. (Insurance)	754	9,169
Semtech Corp.* (Semiconductors)	1,102	14,712
Senior Housing Properties Trust (REIT)	1,276	17,889
Sensient Technologies Corp. (Chemicals)	638	14,993
Sequenom, Inc.* (Biotechnology)	870	12,371
Silgan Holdings, Inc. (Packaging & Containers)	348	18,284
Silicon Image, Inc.* (Semiconductors)	1,450	3,480
Sinclair Broadcast Group, Inc. - Class A (Media)	1,450	1,493
SkyWest, Inc. (Airlines)	986	12,266
Skyworks Solutions, Inc.* (Semiconductors)	1,740	14,024

See accompanying notes to the Schedules of Portfolio Investments.

Smart Balance, Inc.* (Food)	1,044	6,306
Solera Holdings, Inc.* (Software)	696	17,247
Solutia, Inc.* (Chemicals)	812	1,518
Sonic Corp.* (Retail)	1,102	11,042
SONICWALL, Inc.* (Internet)	1,160	5,174
Sonus Networks, Inc.* (Telecommunications)	2,262	3,551
Sotheby’s (Commercial Services)	754	6,786
Southwest Gas Corp. (Water)	1,218	5,237
Spartan Stores, Inc. (Food)	464	7,150
Starent Networks Corp.* (Software)	580	9,170
STEC, Inc.* (Computers)	696	5,130
Steinway Musical Instruments, Inc.* (Commercial Services)	406	4,860
STERIS Corp. (Healthcare - Products)	696	16,203
Sterling Bancorp (Banks)	870	8,613
Sterling Bancshares, Inc. (Banks)	2,030	13,276
Steven Madden, Ltd.* (Apparel)	522	9,803
Stewart Information Services Corp. (Insurance)	638	12,441
Stifel Financial Corp.* (Diversified Financial Services)	348	15,072
Stone Energy Corp.* (Oil & Gas)	232	773
Strategic Hotels & Resorts, Inc. (REIT)	1,624	1,121
Sun Communities, Inc. (REIT)	1,218	14,409
Sun Healthcare Group, Inc.* (Healthcare - Services)	754	6,364
Sunrise Assisted Living, Inc.* (Healthcare - Services)	522	355
Sunstone Hotel Investors, Inc. (REIT)	1,172	3,082
Superior Industries International, Inc. (Auto Parts & Equipment)	754	8,935
Superior Well Services, Inc.* (Oil & Gas Services)	348	1,785
Susquehanna Bancshares, Inc. (Banks)	1,276	11,905
SVB Financial Group* (Banks)	580	11,606
Swift Energy Co.* (Oil & Gas)	290	2,117
Switch & Data Facilities Co.* (Internet)	464	4,069
Sybase, Inc.* (Software)	870	26,352
Sykes Enterprises, Inc.* (Computers)	638	10,610
Synaptics, Inc.* (Computers)	406	10,865
Syniverse Holdings, Inc.* (Telecommunications)	580	9,141
T-3 Energy Services, Inc.* (Oil & Gas Services)	174	2,050
Take-Two Interactive Software, Inc. (Software)	870	7,264
Tanger Factory Outlet Centers, Inc. (REIT)	522	16,109
Taser International, Inc.* (Electronics)	1,218	5,700
Team, Inc.* (Commercial Services)	290	3,399
Technitrol, Inc. (Electronics)	696	1,190
Tecumseh Products Co. - Class A* (Machinery - Diversified)	232	1,049
Tekelec* (Telecommunications)	1,160	15,347
Teledyne Technologies, Inc.* (Aerospace/Defense)	348	9,285
TeleTech Holdings, Inc.* (Commercial Services)	696	7,579
Tempur-Pedic International, Inc. (Home Furnishings)	870	6,351
Tennant Co. (Machinery - Diversified)	348	3,261
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	754	1,229
Tessera Technologies, Inc.* (Semiconductors)	638	8,530
Tetra Tech, Inc.* (Environmental Control)	696	14,184
Texas Capital Bancshares, Inc.* (Banks)	986	11,102
Texas Industries, Inc. (Building Materials)	174	4,350
The Cato Corp. - Class A (Retail)	696	12,723
The Children’s Place Retail Stores, Inc.* (Retail)	290	6,348
The Finish Line, Inc. - Class A (Retail)	812	5,375
The Geo Group, Inc.* (Commercial Services)	638	8,453
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	464	2,464
The Gymboree Corp.* (Apparel)	290	6,191
The Hain Celestial Group, Inc.* (Food)	754	10,737
The Knot, Inc.* (Internet)	986	8,085
The Medicines Co.* (Pharmaceuticals)	754	8,173
The Men’s Wearhouse, Inc. (Retail)	638	9,659
The Pep Boys - Manny, Moe & Jack (Retail)	1,102	4,860
The Phoenix Cos., Inc. (Insurance)	1,740	2,036
The Ryland Group, Inc. (Home Builders)	522	8,696
The Spectranetics Corp.* (Healthcare - Products)	812	2,054
The Steak n Shake Co.* (Retail)	1,450	10,976
The Timberland Co. - Class A* (Apparel)	696	8,310
The Ultimate Software Group, Inc.* (Software)	348	6,006
The Warnaco Group, Inc.* (Apparel)	464	11,136
Theravance, Inc.* (Pharmaceuticals)	870	14,790
thinkorswim Group, Inc.* (Diversified Financial Services)	870	7,517
Thoratec Corp.* (Healthcare - Products)	870	22,350
THQ, Inc.* (Software)	812	2,468
Tibco Software, Inc.* (Internet)	2,320	13,618
Titan International, Inc. (Auto Parts & Equipment)	406	2,042
TiVo, Inc.* (Home Furnishings)	1,508	10,616
TNS, Inc.* (Commercial Services)	464	3,796
Toreador Resources Corp. (Oil & Gas)	812	2,038
Town Sports International Holdings, Inc.* (Commercial Services)	870	2,601
Tractor Supply Co.* (Retail)	464	16,732
TradeStation Group, Inc.* (Diversified Financial Services)	986	6,508
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	464	15,238

See accompanying notes to the Schedules of Portfolio Investments.

Tredegar Corp. (Miscellaneous Manufacturing)	638	10,419
TreeHouse Foods, Inc.* (Food)	580	16,698
Triple-S Management Corp. - Class B* (Healthcare - Services)	754	9,289
TriQuint Semiconductor, Inc.* (Semiconductors)	1,798	4,441
True Religion Apparel, Inc.* (Apparel)	290	3,425
TrueBlue, Inc.* (Commercial Services)	754	6,220
TrustCo Bank Corp. NY (Banks)	1,856	11,173
Trustmark Corp. (Banks)	812	14,925
TTM Technologies, Inc.* (Electronics)	928	5,382
Tupperware Corp. (Household Products/Wares)	638	10,840
tw telecom, Inc.* (Telecommunications)	1,624	14,210
TXCO Resources, Inc.* (Oil & Gas)	870	358
U-Store-It Trust (REIT)	1,392	2,812
U.S. Physical Therapy, Inc.* (Healthcare - Services)	986	9,544
UAL Corp.* (Airlines)	1,276	5,716
Ultratech Stepper, Inc.* (Semiconductors)	638	7,969
UMB Financial Corp. (Banks)	406	17,251
Under Armour, Inc. - Class A* (Retail)	406	6,671
Unisource Energy Corp. (Electric)	464	13,080
United America Indemnity, Ltd. - Class A* (Insurance)	812	3,264
United Natural Foods, Inc.* (Food)	638	12,103
United Online, Inc. (Internet)	928	4,139
United Therapeutics Corp.* (Pharmaceuticals)	232	15,333
Universal American Financial Corp.* (Insurance)	870	7,369
Universal Corp. (Agriculture)	290	8,677
Universal Health Realty Income Trust (REIT)	580	16,953
Universal Technical Institute, Inc.* (Commercial Services)	754	9,048
USA Mobility, Inc. (Telecommunications)	1,218	11,218
USEC, Inc.* (Mining)	1,276	6,125
UTStarcom, Inc.* (Telecommunications)	1,798	1,402
VAALCO Energy, Inc.* (Oil & Gas)	1,102	5,830
Vail Resorts, Inc.* (Entertainment)	406	8,295
Valassis Communications, Inc.* (Commercial Services)	696	1,093
Valeant Pharmaceuticals International* (Pharmaceuticals)	870	15,477
ValueClick, Inc.* (Internet)	1,044	8,884
Varian, Inc.* (Electronics)	348	8,261
Veeco Instruments, Inc.* (Semiconductors)	754	5,029
Venoco, Inc.* (Oil & Gas)	348	1,141
VeriFone Holdings, Inc.* (Software)	870	5,916
Vignette Corp.* (Internet)	870	5,812
ViroPharma, Inc.* (Pharmaceuticals)	928	4,872
VistaPrint, Ltd.* (Commercial Services)	580	15,944
Vital Images, Inc.* (Software)	754	8,498
VIVUS, Inc.* (Healthcare - Products)	1,218	5,262
Volcano Corp.* (Healthcare - Products)	754	10,971
Volcom, Inc.* (Apparel)	290	2,813
Volterra Semiconductor Corp.* (Semiconductors)	580	4,895
W.R. Grace & Co.* (Chemicals)	812	5,132
Wabtec Corp. (Machinery - Diversified)	464	12,240
Warren Resources, Inc.* (Oil & Gas)	1,044	1,002
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	406	20,044
Watts Water Technologies, Inc. - Class A (Electronics)	580	11,345
Websense, Inc.* (Internet)	696	8,352
Werner Enterprises, Inc. (Transportation)	928	14,031
West Coast Bancorp (Banks)	928	2,060
West Pharmaceutical Services, Inc. (Healthcare - Products)	348	11,418
Westamerica Bancorp (Banks)	348	15,855
Westar Energy, Inc. (Electric)	1,276	22,368
Westfield Financial, Inc. (Banks)	1,218	10,718
Willbros Group, Inc.* (Oil & Gas Services)	406	3,938
Wind River Systems, Inc.* (Software)	1,102	7,053
Winn-Dixie Stores, Inc.* (Food)	696	6,654
WMS Industries, Inc.* (Leisure Time)	522	10,915
Wolverine World Wide, Inc. (Apparel)	580	9,036
Woodward Governor Co. (Electronics)	638	7,133
World Fuel Services Corp. (Retail)	464	14,676
World Wrestling Entertainment, Inc. (Entertainment)	986	11,378
Worthington Industries, Inc. (Metal Fabricate/Hardware)	870	7,578
Wright Express Corp.* (Commercial Services)	522	9,511
Wright Medical Group, Inc.* (Healthcare - Products)	638	8,313
XenoPort, Inc.* (Pharmaceuticals)	290	5,614
YRC Worldwide, Inc.* (Transportation)	812	3,646
Zenith National Insurance Corp. (Insurance)	464	11,187
Zoll Medical Corp.* (Healthcare - Products)	290	4,164
Zoltek Cos., Inc.* (Chemicals)	348	2,370

See accompanying notes to the Schedules of Portfolio Investments.

Zoran Corp.* (Semiconductors)	870	7,656

TOTAL COMMON STOCKS (Cost $6,056,271)		5,919,930

	Principal
	Amount

Repurchase Agreements (56.2%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,409,004 (Collateralized by $2,460,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $2,465,975)	$2,409,000	2,409,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $114,000 (Collateralized by $118,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $117,988)	114,000	114,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,409,005 (Collateralized by $2,460,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,466,239)	2,409,000	2,409,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $17,000 (Collateralized by $30,000 of Various Federal Home Loan Bank Securities, 0.80%-1.12%, 12/30/09-1/15/10, market value $30,134)	17,000	17,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,367,003 (Collateralized by $1,377,508 of various Federal Home Loan Mortgage Corp. Securities, 0.15%‡-4.75%, 5/27/09-7/14/11, market value $1,394,937)	1,367,000	1,367,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,316,000)		6,316,000

	Shares

Rights/Warrants(NM)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* @ $12.21 (Retail - Restaurants)	70	1
United America Indemnity, Ltd., expiring 4/7/09* @ $3.50 (Insurance)	812	0

TOTAL RIGHTS/WARRANTS (Cost $1,625)		1

TOTAL INVESTMENT SECURITIES (Cost $12,373,896)—108.9%		12,235,931
Net other assets (liabilities)—(8.9)%		(997,827)

NET ASSETS—100.0%		$11,238,104

*	Non-income producing security
+	All or a portion of this security is helds in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $3,000,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $4,072,060)	97	$269,358

	Notional
	Amount	Unrealized
	atValue	Gain(Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/27/09	$12,542,953	$(184,436)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Advertising	NM
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.9%
Auto Parts & Equipment	0.1%
Banks	3.2%
Beverages	0.2%
Biotechnology	2.0%
Building Materials	0.2%
Chemicals	0.8%
Coal	NM
Commercial Services	3.3%
Computers	1.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.0%
Electric	1.7%
Electrical Components & Equipment	0.5%
Electronics	1.3%
Energy - Alternate Sources	NM
Engineering & Construction	0.3%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	0.3%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare - Products	2.7%
Healthcare - Services	1.0%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.3%
Housewares	NM
Insurance	2.0%
Internet	1.5%
Investment Companies	0.5%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.1%
Machinery - Diversified	0.6%
Media	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Metal Fabricate/Hardware	0.3%
Mining	0.5%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.1%
Oil & Gas	0.6%
Oil & Gas Services	0.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.5%
REIT	2.5%
Real Estate	0.1%
Retail	3.4%
Retail - Restaurants	NM
Savings & Loans	0.9%
Semiconductors	1.7%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.4%
Toys/Games/Hobbies	0.2%
Transportation	1.0%
Water	0.4%
Other**	47.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (71.4%)
Activision Blizzard, Inc.* (Software)	15,930	$166,628
Adobe Systems, Inc.* (Software)	6,966	149,003
Akamai Technologies, Inc.* (Internet)	2,214	42,952
Altera Corp. (Semiconductors)	5,616	98,561
Amazon.com, Inc.* (Internet)	3,834	281,569
Amgen, Inc.* (Biotechnology)	6,534	323,564
Apollo Group, Inc. - Class A* (Commercial Services)	2,160	169,193
Apple Computer, Inc.* (Computers)	16,956	1,782,415
Applied Materials, Inc. (Semiconductors)	9,342	100,426
Autodesk, Inc.* (Software)	3,186	53,557
Automatic Data Processing, Inc. (Software)	4,860	170,878
Baidu, Inc.ADR* (Internet)	324	57,218
Bed Bath & Beyond, Inc.* (Retail)	4,752	117,612
Biogen Idec, Inc.* (Biotechnology)	4,374	229,285
Broadcom Corp. - Class A* (Semiconductors)	5,292	105,734
C.H. Robinson Worldwide, Inc. (Transportation)	2,268	103,443
CA, Inc. (Software)	6,804	119,818
Celgene Corp.* (Biotechnology)	6,210	275,724
Cephalon, Inc.* (Pharmaceuticals)	864	58,838
Check Point Software Technologies, Ltd.* (Internet)	2,808	62,366
Cintas Corp. (Textiles)	2,484	61,404
Cisco Systems, Inc.* (Telecommunications)	28,458	477,241
Citrix Systems, Inc.* (Software)	2,916	66,018
Cognizant Technology Solutions Corp.* (Computers)	3,834	79,709
Comcast Corp. - Special Class A (Media)	19,656	268,108
Costco Wholesale Corp. (Retail)	3,078	142,573
Dell, Inc.* (Computers)	9,720	92,146
DENTSPLY International, Inc. (Healthcare - Products)	1,944	52,196
DIRECTV Group, Inc.* (Media)	10,098	230,133
DISH Network Corp. - Class A* (Media)	2,916	32,397
eBay, Inc.* (Internet)	13,014	163,456
Electronic Arts, Inc.* (Software)	4,428	80,545
Expedia, Inc.* (Internet)	3,834	34,813
Expeditors International of Washington, Inc. (Transportation)	2,808	79,438
Express Scripts, Inc.* (Pharmaceuticals)	2,970	137,125
Fastenal Co. (Distribution/Wholesale)	1,890	60,773
First Solar, Inc.* (Energy - Alternate Sources)	972	128,984
Fiserv, Inc.* (Software)	2,646	96,473
Flextronics International, Ltd.* (Electronics)	11,988	34,645
FLIR Systems, Inc.* (Electronics)	1,998	40,919
Foster Wheeler AG* (Engineering & Construction)	1,782	31,132
Garmin, Ltd. (Electronics)	2,484	52,686
Genzyme Corp.* (Biotechnology)	4,644	275,807
Gilead Sciences, Inc.* (Pharmaceuticals)	12,204	565,289
Google, Inc. - Class A* (Internet)	1,944	676,629
Hansen Natural Corp.* (Beverages)	1,188	42,768
Henry Schein, Inc.* (Healthcare - Products)	1,188	47,532
Hologic, Inc.* (Healthcare - Products)	3,672	48,066
IAC/InterActiveCorp* (Internet)	1,944	29,607
Illumina, Inc.* (Biotechnology)	1,620	60,329
Infosys Technologies, Ltd.ADR (Software)	1,512	40,265
Intel Corp. (Semiconductors)	26,568	399,848
Intuit, Inc.* (Software)	5,508	148,716
Intuitive Surgical, Inc.* (Healthcare - Products)	486	46,345
J.B. Hunt Transport Services, Inc. (Transportation)	1,674	40,360
Joy Global, Inc. (Machinery - Construction & Mining)	1,350	28,755
Juniper Networks, Inc.* (Telecommunications)	4,644	69,939
KLA -Tencor Corp. (Semiconductors)	2,808	56,160
Lam Research Corp.* (Semiconductors)	1,728	39,347
Liberty Global, Inc. - Class A* (Media)	1,944	28,305
Liberty Media Holding Corp. - Interactive Series A* (Internet)	7,398	21,454
Life Technologies Corp.* (Biotechnology)	2,376	77,172
Linear Technology Corp. (Semiconductors)	3,996	91,828
Logitech International S.A.ADR* (Computers)	2,376	24,425
Marvell Technology Group, Ltd.* (Semiconductors)	7,938	72,712
Maxim Integrated Products, Inc. (Semiconductors)	4,050	53,500
Microchip Technology, Inc. (Semiconductors)	2,052	43,482
Microsoft Corp. (Software)	41,742	766,801
Millicom International Cellular S.A. (Telecommunications)	1,404	52,004
NetApp, Inc.* (Computers)	4,698	69,718
News Corp. - Class A (Media)	19,332	127,978
NII Holdings, Inc. - Class B* (Telecommunications)	2,160	32,400
NVIDIA Corp.* (Semiconductors)	7,182	70,815
O’Reilly Automotive, Inc.* (Retail)	1,836	64,278
Oracle Corp.* (Software)	28,728	519,115
PACCAR, Inc. (Auto Manufacturers)	5,508	141,886
Patterson Cos., Inc.* (Healthcare - Products)	1,566	29,535
Paychex, Inc. (Commercial Services)	4,644	119,211
Pharmaceutical Product Development, Inc. (Commercial Services)	1,512	35,865
Qualcomm, Inc. (Telecommunications)	27,108	1,054,772
Research In Motion, Ltd.* (Computers)	7,722	332,587
Ross Stores, Inc. (Retail)	1,782	63,938
Ryanair Holdings PLCADR* (Airlines)	1,566	36,190
Seagate Technology (Computers)	6,642	39,918
Sears Holdings Corp.* (Retail)	1,728	78,987
Sigma-Aldrich Corp. (Chemicals)	1,566	59,179
Staples, Inc. (Retail)	6,534	118,331

See accompanying notes to the Schedules of Portfolio Investments.

Starbucks Corp.* (Retail)	13,932	154,785
Steel Dynamics, Inc. (Iron/Steel)	2,538	22,360
Stericycle, Inc.* (Environmental Control)	1,188	56,703
Sun Microsystems, Inc.* (Computers)	4,374	32,018
Symantec Corp.* (Internet)	11,718	175,067
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	9,774	440,319
Urban Outfitters, Inc.* (Retail)	2,214	36,243
VeriSign, Inc.* (Internet)	2,430	45,854
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,268	65,160
Warner Chilcott, Ltd.* (Pharmaceuticals)	3,402	35,789
Wynn Resorts, Ltd.* (Lodging)	1,620	32,351
Xilinx, Inc. (Semiconductors)	4,914	94,152
Yahoo!, Inc.* (Internet)	9,126	116,904

TOTAL COMMON STOCKS (Cost $11,799,072)		15,061,551

	Principal
	Amount

Repurchase Agreements (37.4%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $3,010,005 (Collateralized by $3,075,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $3,082,468)	$3,010,000	3,010,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $144,000 (Collateralized by $149,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $148,984)	144,000	144,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $3,010,007 (Collateralized by $3,075,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $3,082,798)	3,010,000	3,010,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $20,000 (Collateralized by $40,000 of various Federal Home Loan Bank, 0.80%-1.12%, 12/30/09-1/15/10, market value $40,188)	20,000	20,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,704,004 (Collateralized by $1,702,000 of various U.S. Government Agency Obligations, 0.16%‡-5.25%, 6/15/09-6/10/11, market value $1,742,543)	1,704,000	1,704,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,888,000)		7,888,000

TOTAL INVESTMENT SECURITIES (Cost $19,687,072)—108.8%		22,949,551
Net other assets (liabilities)—(8.8)%		(1,853,884)

NET ASSETS—100.0%		$21,095,667

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $6,200,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
ADR	American Depositary Receipt

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/27/09	$27,120,028	$(572,166)

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Airlines	0.2%
Auto Manufacturers	0.7%
Beverages	0.2%
Biotechnology	6.2%
Chemicals	0.3%
Commercial Services	1.6%
Computers	11.5%
Distribution/Wholesale	0.3%
Electronics	0.6%
Energy - Alternate Sources	0.6%
Engineering & Construction	0.1%
Environmental Control	0.3%
Healthcare - Products	0.9%
Internet	8.1%
Iron/Steel	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Media	3.3%
Pharmaceuticals	5.9%
Retail	3.8%
Semiconductors	5.7%
Software	11.4%
Telecommunications	8.0%
Textiles	0.3%
Transportation	1.1%
Other**	28.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (13.4%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$11,457,000	$11,457,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,457,000)		11,457,000

Repurchase Agreements (53.5%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,457,019 (Collateralized by $11,665,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $11,693,332)	11,457,000	11,457,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,457,035 (Collateralized by $11,689,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $11,687,767)	11,457,000	11,457,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,457,025 (Collateralized by $10,962,000 of various U.S. Government Agency Obligations, 0.80%-4.13%, 12/30/09-9/27/13, market value $11,688,697)	11,457,000	11,457,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,454,022 (Collateralized by $11,625,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $11,688,044)	11,454,000	11,454,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,825,000)		45,825,000

	Contracts

Options Purchased(NM)
S&P 500 Futures Call Option, exercise @ 1300, expiring 5/15/09	140	1,358

TOTAL OPTIONS PURCHASED
(Cost $2,065)		1,358

TOTAL INVESTMENT SECURITIES
(Cost $57,284,065)—66.9%		57,283,358
Net other assets (liabilities)—33.1%		28,278,525

NET ASSETS—100.0%		$85,561,883

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $6,500,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
NM	Not meaningful, amount is less than 0.05%.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $13,178,475)	333	$8,325
S&P 500 Futures Contract expiring 6/19/09 (Underlying notional amount at value $20,974,750)	106	(1,143,899)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 4/27/09	$(50,238,264)	$(565,572)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	March 31, 2009
(unaudited)

	Principal Amount	Value

U.S. Government Agency Obligations (18.5%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$639,000	$639,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $639,000)		639,000

Repurchase Agreements (74.1%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $639,001 (Collateralized by $655,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $656,591)	639,000	639,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $639,002 (Collateralized by $653,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $652,931)	639,000	639,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $639,001 (Collateralized by $655,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $656,661)	639,000	639,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $638,001 (Collateralized by $655,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $658,552)	638,000	638,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,555,000)		2,555,000

TOTAL INVESTMENT SECURITIES (Cost $3,194,000)—92.6%		3,194,000
Net other assets (liabilities)—7.4%		255,688

NET ASSETS—100.0%		$3,449,688

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $500,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,605,780)	33	$(30,973)

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 4/27/09	$(1,823,529)	$(29,081)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (9.0%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$2,405,000	$2,405,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,405,000)		2,405,000

Repurchase Agreements (35.9%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,405,004 (Collateralized by $2,455,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $2,460,963)	2,405,000	2,405,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,405,007 (Collateralized by $2,455,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $2,454,741)	2,405,000	2,405,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,405,005 (Collateralized by $2,455,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,461,226)	2,405,000	2,405,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,402,005 (Collateralized by $2,445,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $2,458,260)	2,402,000	2,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,617,000)		9,617,000

	Contracts

Options Purchased(NM)
Russell 2000 Mini Futures Call Option, exercise @ 700, expiring 4/17/09	125	463
Russell 2000 Mini Futures Call Option, exercise @ 700, expiring 5/15/09	10	85

TOTAL OPTIONS PURCHASED
(Cost $1,935)		548

TOTAL INVESTMENT SECURITIES
(Cost $12,023,935)—44.9%		12,022,548
Net other assets (liabilities)—55.1%		14,736,408

NET ASSETS—100.0%		$26,758,956

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $1,800,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 6/19/09 (Underlying notional amount at value $6,003,140)	143	$(13,218)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 4/27/09	$(20,150,319)	$(191,118)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.4%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$198,000	$198,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $198,000)		198,000

Repurchase Agreements (81.4%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $198,000 (Collateralized by $210,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $210,510)	198,000	198,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $198,001 (Collateralized by $203,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $202,979)	198,000	198,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $198,000 (Collateralized by $210,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $210,533)	198,000	198,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $196,000 (Collateralized by $205,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $206,112)	196,000	196,000

TOTAL REPURCHASE AGREEMENTS (Cost $790,000)		790,000

TOTAL INVESTMENT SECURITIES (Cost $988,000)—101.8%		988,000
Net other assets (liabilities)—(1.8)%		(17,108)

NET ASSETS—100.0%		$970,892

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $300,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/27/09	$(971,967)	$(11,441)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (21.2%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$2,477,000	$2,477,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,477,000)		2,477,000

Repurchase Agreements (84.6%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,477,004 (Collateralized by $2,530,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $2,536,145)	2,477,000	2,477,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,477,008 (Collateralized by $2,528,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $2,527,733)	2,477,000	2,477,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,477,006 (Collateralized by $2,530,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $2,536,416)	2,477,000	2,477,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $2,473,005 (Collateralized by $2,520,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $2,533,666)	2,473,000	2,473,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,904,000)		9,904,000

TOTAL INVESTMENT SECURITIES (Cost $12,381,000)—105.8%		12,381,000
Net other assets (liabilities)—(5.8)%		(673,950)

NET ASSETS—100.0%		$11,707,050

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $2,200,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/27/09	$(11,707,960)	$(161,947)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.0%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$1,465,000	$1,465,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,465,000)		1,465,000

Repurchase Agreements (79.8%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,465,002 (Collateralized by $1,495,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $1,498,631)	1,465,000	1,465,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,465,004 (Collateralized by $1,496,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $1,495,842)	1,465,000	1,465,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,465,003 (Collateralized by $1,495,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $1,498,791)	1,465,000	1,465,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $1,461,003 (Collateralized by $1,485,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $1,493,053)	1,461,000	1,461,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,856,000)		5,856,000

TOTAL INVESTMENT SECURITIES (Cost $7,321,000)—99.8%		7,321,000
Net other assets (liabilities)—0.2%		15,942

NET ASSETS—100.0%		$7,336,942

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $1,000,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/19/09 (Underlying notional amount at value $1,149,940)	22	$(16,100)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the MSCI EAFE terminating on 4/27/09	$(6,078,188)	$(183,874)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.4%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$737,000	$737,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $737,000)		737,000

Repurchase Agreements (81.5%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $737,001 (Collateralized by $755,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $756,834)	737,000	737,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $737,002 (Collateralized by $753,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $752,921)	737,000	737,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $737,002 (Collateralized by $755,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $756,915)	737,000	737,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $734,001 (Collateralized by $750,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $754,067)	734,000	734,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,945,000)		2,945,000

TOTAL INVESTMENT SECURITIES (Cost $3,682,000)—101.9%		3,682,000
Net other assets (liabilities)—(1.9)%		(69,879)

NET ASSETS—100.0%		$3,612,121

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $600,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 4/27/09	$(3,598,668)	$(47,059)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (3.8%)
Federal Home Loan Bank, 0.01%‡, 4/1/09	$5,000	$5,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,000)		5,000

Repurchase Agreements (87.8%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $43,000 (Collateralized by $50,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $50,121)	43,000	43,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $6,000 (Collateralized by $20,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $20,051)	6,000	6,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $43,000 (Collateralized by $50,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $50,127)	43,000	43,000
UBS, 0.07%, 4/1/09, dated 3/31/09, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $10,054)	1,000	1,000
UMB, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $23,000 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 4.75%, 1/18/11, market value $107,113)	23,000	23,000

TOTAL REPURCHASE AGREEMENTS (Cost $116,000)		116,000

TOTAL INVESTMENT SECURITIES (Cost $121,000)—91.6%		121,000
Net other assets (liabilities)—8.4%		11,105

NET ASSETS—100.0%		$132,105

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $100,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 6/19/09 (Underlying notional amount at value $75,370)	2	$1,148

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 4/27/09	$(188,401)	$3,470

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (1.7%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$28,000	$28,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,000)		28,000

Repurchase Agreements (7.0%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $28,000 (Collateralized by $35,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $35,085)	28,000	28,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $28,000 (Collateralized by $30,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $29,997)	28,000	28,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $28,000 (Collateralized by $35,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $35,089)	28,000	28,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $28,000 (Collateralized by $35,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $35,190)	28,000	28,000

TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES (Cost $140,000)—8.7%		140,000
Net other assets (liabilities)—91.3%		1,467,944

NET ASSETS—100.0%		$1,607,944

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $100,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 4/27/09	$(8,575,737)	$2,656

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (89.5%)
Associated Banc-Corp (Banks)	3,355	$51,801
Astoria Financial Corp. (Savings & Loans)	2,440	22,424
BancorpSouth, Inc. (Banks)	2,135	44,493
Bank of America Corp. (Banks)	134,530	917,495
Bank of Hawaii Corp. (Banks)	1,525	50,294
BB&T Corp. (Banks)	15,860	268,351
BOK Financial Corp. (Banks)	610	21,076
CapitalSource, Inc. (Diversified Financial Services)	6,710	8,186
Capitol Federal Financial (Savings & Loans)	610	23,064
Cathay Bancorp, Inc. (Banks)	1,525	15,906
Citigroup, Inc. (Diversified Financial Services)	157,075	397,400
Citizens Republic Bancorp, Inc.* (Banks)	3,660	5,673
City National Corp. (Banks)	1,220	41,199
Comerica, Inc. (Banks)	4,270	78,184
Commerce Bancshares, Inc. (Banks)	1,830	66,429
Cullen/Frost Bankers, Inc. (Banks)	1,525	71,583
Dime Community Bancshares, Inc. (Savings & Loans)	915	8,583
East West Bancorp, Inc. (Banks)	1,830	8,363
F.N.B. Corp. (Banks)	2,440	18,715
Fifth Third Bancorp (Banks)	15,250	44,530
First BanCorp (Banks)	2,135	9,095
First Horizon National Corp. (Banks)	6,100	65,514
First Midwest Bancorp, Inc. (Banks)	1,525	13,100
First Niagara Financial Group, Inc. (Savings & Loans)	3,355	36,569
FirstMerit Corp. (Banks)	2,135	38,857
Fulton Financial Corp. (Banks)	4,880	32,354
Glacier Bancorp, Inc. (Banks)	1,830	28,749
Hancock Holding Co. (Banks)	610	19,081
Hudson City Bancorp, Inc. (Savings & Loans)	14,030	164,011
Huntington Bancshares, Inc. (Banks)	10,675	17,721
International Bancshares Corp. (Banks)	1,525	11,895
J.P. Morgan Chase & Co. (Diversified Financial Services)	93,865	2,494,932
KeyCorp (Banks)	14,335	112,816
M&T Bank Corp. (Banks)	2,135	96,587
Marshall & Ilsley Corp. (Banks)	7,015	39,494
MB Financial, Inc. (Banks)	915	12,444
National Penn Bancshares, Inc. (Banks)	2,440	20,252
New York Community Bancorp (Savings & Loans)	10,065	112,426
NewAlliance Bancshares, Inc. (Savings & Loans)	2,745	32,226
Northern Trust Corp. (Banks)	6,405	383,147
Old National Bancorp (Banks)	1,830	20,441
Pacific Capital Bancorp (Banks)	1,220	8,259
PacWest Bancorp (Banks)	610	8,741
Park National Corp. (Banks)	305	17,004
People’s United Financial, Inc. (Banks)	4,880	87,694
PNC Financial Services Group (Banks)	12,200	357,338
Popular, Inc. (Banks)	7,320	15,958
PrivateBancorp, Inc. (Banks)	915	13,231
Prosperity Bancshares, Inc. (Banks)	1,220	33,367
Provident Bankshares Corp. (Banks)	915	6,451
Provident Financial Services, Inc. (Savings & Loans)	1,525	16,485
Regions Financial Corp. (Banks)	20,130	85,754
Sterling Bancshares, Inc. (Banks)	2,135	13,963
SunTrust Banks, Inc. (Banks)	10,065	118,163
Susquehanna Bancshares, Inc. (Banks)	2,440	22,765
SVB Financial Group* (Banks)	915	18,309
Synovus Financial Corp. (Banks)	7,930	25,772
TCF Financial Corp. (Banks)	3,660	43,042
TFS Financial Corp. (Savings & Loans)	2,745	33,297
TrustCo Bank Corp. NY (Banks)	2,135	12,853
Trustmark Corp. (Banks)	1,525	28,029
U.S. Bancorp (Banks)	32,915	480,888
UCBH Holdings, Inc. (Banks)	3,050	4,606
UMB Financial Corp. (Banks)	915	38,878
Umpqua Holdings Corp. (Banks)	1,830	16,580
United Bankshares, Inc. (Banks)	1,220	21,033
United Community Banks, Inc. (Banks)	1,525	6,344
Valley National Bancorp (Banks)	3,965	49,047
Washington Federal, Inc. (Savings & Loans)	2,440	32,428
Webster Financial Corp. (Banks)	1,525	6,481
Wells Fargo & Co. (Banks)	116,205	1,654,759
Westamerica Bancorp (Banks)	915	41,687
Whitney Holding Corp. (Banks)	1,830	20,954
Wilmington Trust Corp. (Banks)	1,830	17,733
Wintrust Financial Corp. (Banks)	610	7,503
Zions Bancorp (Banks)	3,355	32,980

TOTAL COMMON STOCKS
(Cost $8,273,633)		9,323,836

TOTAL INVESTMENT SECURITIES
(Cost $8,273,633)—89.5%		9,323,836
Net other assets (liabilities)—10.5%		1,095,363

NET ASSETS—100.0%		$10,419,199

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 4/1/09	$999,700	$(300)

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Banks	57.1%
Diversified Financial Services	27.8%
Savings & Loans	4.6%
Other**	10.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.7%)
Air Products & Chemicals, Inc. (Chemicals)	20,493	$1,152,731
Airgas, Inc. (Chemicals)	7,425	251,039
AK Steel Holding Corp. (Iron/Steel)	11,583	82,471
Albemarle Corp. (Chemicals)	9,504	206,902
Alcoa, Inc. (Mining)	101,574	745,553
Allegheny Technologies, Inc. (Iron/Steel)	9,504	208,423
Alpha Natural Resources, Inc.* (Coal)	7,425	131,794
Arch Coal, Inc. (Coal)	14,850	198,545
Ashland, Inc. (Chemicals)	6,831	70,564
Avery Dennison Corp. (Household Products/Wares)	9,801	218,954
Cabot Corp. (Chemicals)	5,346	56,187
Calgon Carbon Corp.* (Environmental Control)	5,643	79,961
Carpenter Technology Corp. (Iron/Steel)	4,455	62,905
Celanese Corp. - Series A (Chemicals)	14,850	198,545
CF Industries Holdings, Inc. (Chemicals)	5,940	422,512
Cliffs Natural Resources, Inc. (Iron/Steel)	11,880	215,741
Coeur d’Alene Mines Corp.* (Mining)	57,321	53,882
Commercial Metals Co. (Metal Fabricate/Hardware)	11,583	133,784
Compass Minerals International, Inc. (Mining)	3,267	184,161
CONSOL Energy, Inc. (Coal)	19,008	479,762
Cytec Industries, Inc. (Chemicals)	5,049	75,836
Domtar Corp.* (Forest Products & Paper)	51,084	48,530
E.I. du Pont de Nemours & Co. (Chemicals)	93,852	2,095,715
Eastman Chemical Co. (Chemicals)	7,128	191,030
Ecolab, Inc. (Chemicals)	18,414	639,518
FMC Corp. (Chemicals)	7,722	333,127
Foundation Coal Holdings, Inc. (Coal)	4,752	68,191
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	42,174	1,607,251
Fuller (H.B.) Co. (Chemicals)	5,049	65,637
Hecla Mining Co.* (Mining)	22,572	45,144
Huntsman Corp. (Chemicals)	17,226	53,917
International Coal Group, Inc.* (Coal)	11,286	18,171
International Flavors & Fragrances, Inc. (Chemicals)	8,316	253,305
International Paper Co. (Forest Products & Paper)	44,847	315,723
Intrepid Potash, Inc.* (Chemicals)	3,564	65,756
Kaiser Aluminum Corp. (Mining)	1,485	34,333
Lubrizol Corp. (Chemicals)	7,128	242,423
Massey Energy Co. (Coal)	8,910	90,169
Minerals Technologies, Inc. (Chemicals)	2,079	66,632
Newmont Mining Corp. (Mining)	49,896	2,233,345
Nucor Corp. (Iron/Steel)	29,700	1,133,649
Olin Corp. (Chemicals)	7,128	101,717
OM Group, Inc.* (Chemicals)	3,267	63,118
Patriot Coal Corp.* (Coal)	5,643	20,936
Peabody Energy Corp. (Coal)	27,918	699,067
PPG Industries, Inc. (Chemicals)	17,226	635,639
Praxair, Inc. (Chemicals)	32,076	2,158,394
Reliance Steel & Aluminum Co. (Iron/Steel)	6,831	179,860
Rockwood Holdings, Inc.* (Chemicals)	4,752	37,731
Rohm & Haas Co. (Chemicals)	12,771	1,006,866
Royal Gold, Inc. (Mining)	3,267	152,765
RPM, Inc. (Chemicals)	13,365	170,136
RTI International Metals, Inc.* (Mining)	2,376	27,799
Schulman (A.), Inc. (Chemicals)	2,376	32,195
Sensient Technologies Corp. (Chemicals)	5,049	118,652
Sigma-Aldrich Corp. (Chemicals)	11,286	426,498
Southern Copper Corp. (Mining)	22,572	393,204
Steel Dynamics, Inc. (Iron/Steel)	19,008	167,461
Stillwater Mining Co.* (Mining)	4,752	17,582
Terra Industries, Inc. (Chemicals)	10,692	300,338
The Dow Chemical Co. (Chemicals)	97,119	818,713
The Mosaic Co. (Chemicals)	15,444	648,339
Titanium Metals Corp. (Mining)	10,395	56,861
Tredegar Corp. (Miscellaneous Manufacturing)	2,673	43,650
United States Steel Corp. (Iron/Steel)	12,177	257,300
USEC, Inc.* (Mining)	11,583	55,598
Valspar Corp. (Chemicals)	9,801	195,726
W.R. Grace & Co.* (Chemicals)	6,237	39,418
Walter Industries, Inc. (Holding Companies - Diversified)	5,643	129,055
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,049	26,558
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,831	59,498
Zep, Inc. (Chemicals)	2,079	21,268

TOTAL COMMON STOCKS
(Cost $24,173,996)		23,893,760

TOTAL INVESTMENT SECURITIES
(Cost $24,173,996)—99.7%		23,893,760
Net other assets (liabilities)—0.3%		75,145

NET ASSETS—100.0%		$23,968,905

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Chemicals	55.3%
Coal	7.2%
Environmental Control	0.3%
Forest Products & Paper	1.6%
Holding Companies - Diversified	0.5%
Household Products/Wares	0.9%
Iron/Steel	9.7%
Metal Fabricate/Hardware	0.8%
Mining	23.2%
Miscellaneous Manufacturing	0.2%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (83.6%)
Abraxis BioScience, Inc.* (Biotechnology)	386	$18,405
Acorda Therapeutics, Inc.* (Biotechnology)	2,702	53,527
Affymetrix, Inc.* (Biotechnology)	5,018	16,409
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,597	210,783
Amgen, Inc.* (Biotechnology)	67,470	3,341,114
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	9,843	115,655
Biogen Idec, Inc.* (Biotechnology)	11,530	604,403
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,141	88,191
Celera Corp.* (Biotechnology)	5,790	44,178
Celgene Corp.* (Biotechnology)	14,024	622,666
Charles River Laboratories International, Inc.* (Biotechnology)	4,825	131,288
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,053	66,307
CV Therapeutics, Inc.* (Pharmaceuticals)	4,053	80,574
Enzo Biochem, Inc.* (Biotechnology)	2,702	10,862
Facet Biotech Corp.* (Biotechnology)	1,737	16,502
Gen-Probe, Inc.* (Healthcare - Products)	3,860	175,939
Genzyme Corp.* (Biotechnology)	10,600	629,534
Gilead Sciences, Inc.* (Pharmaceuticals)	64,848	3,003,759
Illumina, Inc.* (Biotechnology)	8,878	330,617
Incyte Genomics, Inc.* (Biotechnology)	6,948	16,258
InterMune, Inc.* (Biotechnology)	2,509	41,248
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	6,369	95,599
Life Technologies Corp.* (Biotechnology)	12,352	401,193
Medarex, Inc.* (Pharmaceuticals)	9,071	46,534
Myriad Genetics, Inc.* (Biotechnology)	6,562	298,374
Nektar Therapeutics* (Biotechnology)	6,562	35,369
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,053	115,713
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,053	155,068
PDL BioPharma, Inc. (Biotechnology)	8,492	60,123
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,439	61,525
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,860	19,107
Techne Corp. (Healthcare - Products)	2,702	147,826
United Therapeutics Corp.* (Pharmaceuticals)	1,737	114,798
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,580	332,693

TOTAL COMMON STOCKS
(Cost $8,301,805)		11,502,141

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	$1,000	1,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $1,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	1,000	1,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $3,000 (Collateralized by $3,000 Federal Home Loan Mortgage Corp., 5.40%, 6/4/12, market value $3,077)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES
(Cost $8,306,805)—83.7%		11,507,141
Net other assets (liabilities)—16.3%		2,246,453

NET ASSETS—100.0%		$13,753,594

*	Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 4/1/09	$2,199,340	$(660)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Biotechnology	53.0%
Healthcare - Products	2.4%
Pharmaceuticals	28.2%
Other**	16.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.2%)
Activision Blizzard, Inc.* (Software)	5,340	$55,856
Alberto-Culver Co. (Cosmetics/Personal Care)	801	18,111
Altria Group, Inc. (Agriculture)	18,512	296,562
Archer-Daniels-Midland Co. (Agriculture)	5,251	145,873
Avon Products, Inc. (Cosmetics/Personal Care)	3,827	73,593
Black & Decker Corp. (Hand/Machine Tools)	534	16,853
Blyth, Inc. (Household Products/Wares)	89	2,326
BorgWarner, Inc. (Auto Parts & Equipment)	1,068	21,680
Briggs & Stratton Corp. (Machinery - Diversified)	445	7,343
Brown-Forman Corp. (Beverages)	801	31,103
Brunswick Corp. (Leisure Time)	801	2,763
Bunge, Ltd. (Agriculture)	1,068	60,502
Callaway Golf Co. (Leisure Time)	623	4,473
Campbell Soup Co. (Food)	2,047	56,006
Carter’s, Inc.* (Apparel)	534	10,045
Centex Corp. (Home Builders)	1,068	8,010
Central European Distribution Corp.* (Distribution/Wholesale)	356	3,831
Chattem, Inc.* (Cosmetics/Personal Care)	178	9,977
Chiquita Brands International, Inc.* (Food)	356	2,360
Church & Dwight, Inc. (Household Products/Wares)	623	32,539
Clorox Co. (Household Products/Wares)	1,246	64,144
Coach, Inc.* (Apparel)	2,848	47,562
Coca-Cola Co. (Beverages)	19,135	840,983
Coca-Cola Enterprises, Inc. (Beverages)	2,848	37,565
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,539	267,710
ConAgra Foods, Inc. (Food)	4,005	67,564
Constellation Brands, Inc.* (Beverages)	1,780	21,182
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	534	2,157
Corn Products International, Inc. (Food)	623	13,208
Crocs, Inc.* (Apparel)	712	847
D.R. Horton, Inc. (Home Builders)	2,492	24,172
Darling International, Inc.* (Environmental Control)	712	2,642
Dean Foods Co.* (Food)	1,424	25,746
Deckers Outdoor Corp.* (Apparel)	89	4,721
Del Monte Foods Co. (Food)	1,780	12,976
Dr. Pepper Snapple Group, Inc.* (Beverages)	2,314	39,130
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,403	9,131
Electronic Arts, Inc.* (Software)	2,848	51,805
Energizer Holdings, Inc.* (Electrical Components & Equipment)	534	26,534
Ethan Allen Interiors, Inc. (Home Furnishings)	267	3,006
Flowers Foods, Inc. (Food)	801	18,808
Ford Motor Co.* (Auto Manufacturers)	20,826	54,772
Fossil, Inc.* (Household Products/Wares)	445	6,987
Fresh Del Monte Produce, Inc.* (Food)	445	7,307
Garmin, Ltd. (Electronics)	1,068	22,652
General Mills, Inc. (Food)	2,759	137,619
General Motors Corp. (Auto Manufacturers)	4,806	9,324
Gentex Corp. (Electronics)	1,246	12,410
Genuine Parts Co. (Distribution/Wholesale)	1,424	42,521
Hanesbrands, Inc.* (Apparel)	801	7,666
Hansen Natural Corp.* (Beverages)	623	22,428
Harley-Davidson, Inc. (Leisure Time)	2,047	27,409
Harman International Industries, Inc. (Home Furnishings)	534	7,225
Hasbro, Inc. (Toys/Games/Hobbies)	1,157	29,006
Heinz (H.J.) Co. (Food)	2,848	94,155
Herbalife, Ltd. (Pharmaceuticals)	534	7,999
Herman Miller, Inc. (Office Furnishings)	445	4,744
HNI Corp. (Office Furnishings)	267	2,777
Hormel Foods Corp. (Food)	623	19,755
Interface, Inc. - Class A (Office Furnishings)	534	1,597
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	267	3,297
Jarden Corp.* (Household Products/Wares)	623	7,893
JM Smucker Co. (Food)	1,068	39,804
Johnson Controls, Inc. (Auto Parts & Equipment)	5,251	63,012
Jones Apparel Group, Inc. (Apparel)	801	3,380
KB Home (Home Builders)	712	9,384
Kellogg Co. (Food)	2,136	78,242
Kimberly-Clark Corp. (Household Products/Wares)	3,738	172,359
Kraft Foods, Inc. (Food)	12,104	269,798
Lancaster Colony Corp. (Miscellaneous Manufacturing)	178	7,383
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,424	18,498
Lennar Corp. - Class A (Home Builders)	1,157	8,689
Liz Claiborne, Inc. (Apparel)	890	2,198
LKQ Corp.* (Distribution/Wholesale)	1,246	17,780
Lorillard, Inc. (Agriculture)	1,513	93,413
M.D.C. Holdings, Inc. (Home Builders)	356	11,086
Martek Biosciences Corp. (Biotechnology)	267	4,873
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	445	11,815
Mattel, Inc. (Toys/Games/Hobbies)	3,204	36,942
McCormick & Co., Inc. (Food)	979	28,949
Mohawk Industries, Inc.* (Textiles)	534	15,951
Molson Coors Brewing Co. - Class B (Beverages)	1,424	48,815
Monsanto Co. (Agriculture)	3,995	331,985
NBTY, Inc.* (Pharmaceuticals)	534	7,519
Newell Rubbermaid, Inc. (Housewares)	2,492	15,899

See accompanying notes to the Schedules of Portfolio Investments.

NIKE, Inc. - Class B (Apparel)	2,403	112,677
Nu Skin Enterprises, Inc. (Retail)	445	4,668
Nutri/System, Inc. (Commercial Services)	267	3,810
NVR, Inc.* (Home Builders)	89	38,070
PepsiAmericas, Inc. (Beverages)	534	9,212
PepsiCo, Inc. (Beverages)	14,062	723,912
Philip Morris International, Inc. (Commercial Services)	18,156	645,991
Phillips-Van Heusen Corp. (Apparel)	445	10,093
Polaris Industries, Inc. (Leisure Time)	267	5,724
Pool Corp. (Distribution/Wholesale)	445	5,963
Procter & Gamble Co. (Cosmetics/Personal Care)	26,344	1,240,539
Pulte Homes, Inc. (Home Builders)	1,869	20,428
Quiksilver, Inc.* (Apparel)	1,068	1,367
Ralcorp Holdings, Inc.* (Food)	534	28,772
Reynolds American, Inc. (Agriculture)	1,513	54,226
Sara Lee Corp. (Food)	5,874	47,462
Smithfield Foods, Inc.* (Food)	1,246	11,787
Snap-on, Inc. (Hand/Machine Tools)	534	13,403
Steelcase, Inc. - Class A (Office Furnishings)	534	2,675
Take-Two Interactive Software, Inc. (Software)	712	5,945
Tempur-Pedic International, Inc. (Home Furnishings)	623	4,548
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	979	24,132
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,136	13,371
The Hain Celestial Group, Inc.* (Food)	356	5,069
The Hershey Co. (Food)	1,424	49,484
The Pepsi Bottling Group, Inc. (Beverages)	1,157	25,616
The Ryland Group, Inc. (Home Builders)	356	5,931
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	356	12,353
The Stanley Works (Hand/Machine Tools)	712	20,733
The Timberland Co. - Class A* (Apparel)	445	5,313
The Warnaco Group, Inc.* (Apparel)	445	10,680
Thor Industries, Inc. (Home Builders)	356	5,561
THQ, Inc.* (Software)	623	1,894
Toll Brothers, Inc.* (Home Builders)	1,157	21,011
Tootsie Roll Industries, Inc. (Food)	178	3,866
TreeHouse Foods, Inc.* (Food)	267	7,687
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	445	1,433
Tupperware Corp. (Household Products/Wares)	534	9,073
Tyson Foods, Inc. - Class A (Food)	2,759	25,907
Under Armour, Inc. - Class A* (Retail)	267	4,387
Universal Corp. (Agriculture)	267	7,989
V.F. Corp. (Apparel)	801	45,745
WABCO Holdings, Inc. (Auto Parts & Equipment)	623	7,669
WD-40 Co. (Household Products/Wares)	178	4,297
Whirlpool Corp. (Home Furnishings)	623	18,435
Winnebago Industries, Inc. (Home Builders)	267	1,418
Wolverine World Wide, Inc. (Apparel)	445	6,933

TOTAL COMMON STOCKS (Cost $7,146,480)		7,605,975

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	$3,000	3,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $3,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	3,000	3,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $4,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 5.40%, 6/4/12, market value $4,103)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

TOTAL INVESTMENT SECURITIES (Cost $7,156,480)—99.3%		7,615,975
Net other assets (liabilities)—0.7%		55,336

NET ASSETS—100.0%		$7,671,311

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Agriculture	12.9%
Apparel	3.4%
Auto Manufacturers	0.8%
Auto Parts & Equipment	1.4%
Beverages	23.4%
Biotechnology	0.1%
Commercial Services	8.5%
Cosmetics/Personal Care	21.3%
Distribution/Wholesale	1.0%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Environmental Control	NM
Food	13.7%
Hand/Machine Tools	0.7%
Home Builders	2.0%
Home Furnishings	0.4%
Household Products/Wares	4.1%
Housewares	0.2%
Leisure Time	0.6%
Machinery - Diversified	0.1%
Miscellaneous Manufacturing	0.4%
Office Furnishings	0.1%
Pharmaceuticals	0.2%
Retail	0.2%
Software	1.5%
Textiles	0.2%
Toys/Games/Hobbies	1.1%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.6%)
99 Cents Only Stores* (Retail)	46	$425
Aaron Rents, Inc. (Commercial Services)	69	1,840
Abercrombie & Fitch Co. - Class A (Retail)	138	3,284
Advance Auto Parts, Inc. (Retail)	138	5,669
Aeropostale, Inc.* (Retail)	92	2,444
Alaska Air Group, Inc.* (Airlines)	46	808
Amazon.com, Inc.* (Internet)	460	33,782
American Eagle Outfitters, Inc. (Retail)	276	3,378
American Greetings Corp. - Class A (Household Products/Wares)	69	349
AmerisourceBergen Corp. (Pharmaceuticals)	230	7,512
AMR Corp.* (Airlines)	414	1,321
AnnTaylor Stores Corp.* (Retail)	92	478
Apollo Group, Inc. - Class A* (Commercial Services)	207	16,214
Arbitron, Inc. (Commercial Services)	46	690
Ascent Media Corp.- Class A* (Entertainment)	23	575
AutoNation, Inc.* (Retail)	161	2,235
AutoZone, Inc.* (Retail)	46	7,481
Avid Technology, Inc.* (Software)	46	420
Bally Technologies, Inc.* (Entertainment)	92	1,695
Barnes & Noble, Inc. (Retail)	46	983
Bed Bath & Beyond, Inc.* (Retail)	391	9,677
Best Buy Co., Inc. (Retail)	506	19,208
Big Lots, Inc.* (Retail)	115	2,390
BJ’s Wholesale Club, Inc.* (Retail)	92	2,943
Bob Evans Farms, Inc. (Retail)	46	1,031
Boyd Gaming Corp. (Lodging)	92	343
Brinker International, Inc. (Retail)	161	2,431
Brown Shoe Co., Inc. (Retail)	69	259
Burger King Holdings, Inc. (Retail)	138	3,167
Cablevision Systems Corp. - Class A (Media)	345	4,464
Cardinal Health, Inc. (Pharmaceuticals)	529	16,653
Career Education Corp.* (Commercial Services)	138	3,306
Carmax, Inc.* (Retail)	299	3,720
Carnival Corp. - Class A (Leisure Time)	644	13,910
Casey’s General Stores, Inc. (Retail)	69	1,840
CBS Corp. - Class B (Media)	874	3,356
CEC Entertainment, Inc.* (Retail)	23	595
Cheesecake Factory, Inc.* (Retail)	92	1,053
Chemed Corp. (Commercial Services)	23	895
Chico’s FAS, Inc.* (Retail)	253	1,359
Chipotle Mexican Grill, Inc. - Class A* (Retail)	23	1,527
Chipotle Mexican Grill, Inc. - Class B* (Retail)	23	1,318
Choice Hotels International, Inc. (Lodging)	46	1,188
Christopher & Banks Corp. (Retail)	46	188
Collective Brands, Inc.* (Retail)	92	896
Comcast Corp. - Special Class A (Media)	4,324	58,979
Continental Airlines, Inc. - Class B* (Airlines)	184	1,621
Copart, Inc.* (Retail)	92	2,729
Corinthian Colleges, Inc.* (Commercial Services)	115	2,237
Costco Wholesale Corp. (Retail)	644	29,830
Cracker Barrel Old Country Store, Inc. (Retail)	23	659
CTC Media, Inc.* (Media)	69	315
CVS Corp. (Retail)	2,162	59,433
Darden Restaurants, Inc. (Retail)	184	6,304
Delta Air Lines, Inc.* (Airlines)	1,035	5,827
DeVry, Inc. (Commercial Services)	92	4,433
Dick’s Sporting Goods, Inc.* (Retail)	138	1,969
Dillards, Inc. - Class A (Retail)	92	524
DIRECTV Group, Inc.* (Media)	828	18,870
Discovery Communications, Inc. - Class A* (Media)	207	3,316
Discovery Communications, Inc. - Class C* (Media)	207	3,033
DISH Network Corp. - Class A* (Media)	322	3,577
Dolby Laboratories, Inc. - Class A* (Electronics)	69	2,354
Dollar Tree, Inc.* (Retail)	138	6,148
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	92	1,991
Dress Barn, Inc.* (Retail)	69	848
Dun & Bradstreet Corp. (Software)	92	7,084
eBay, Inc.* (Internet)	1,656	20,799
Expedia, Inc.* (Internet)	322	2,924
FactSet Research Systems, Inc. (Computers)	69	3,449
Family Dollar Stores, Inc. (Retail)	207	6,908
Foot Locker, Inc. (Retail)	230	2,410
Fred’s, Inc. (Retail)	46	519
GameStop Corp. - Class A* (Retail)	230	6,445
Gannett Co., Inc. (Media)	345	759
Gaylord Entertainment Co.* (Lodging)	69	575
Genesco, Inc. (Retail)	23	433
Group 1 Automotive, Inc. (Retail)	46	643
GUESS?, Inc. (Apparel)	92	1,939
H & R Block, Inc. (Commercial Services)	506	9,204
Harte-Hanks, Inc. (Advertising)	69	369
Hertz Global Holdings, Inc.* (Commercial Services)	207	813
Hillenbrand, Inc. (Commercial Services)	92	1,473
Home Depot, Inc. (Retail)	2,553	60,149
HSN, Inc.* (Retail)	69	355
IHS, Inc. - Class A* (Computers)	69	2,841
Interactive Data Corp. (Commercial Services)	46	1,144
International Game Technology (Entertainment)	437	4,029
International Speedway Corp. (Entertainment)	46	1,015
Interpublic Group of Cos., Inc.* (Advertising)	713	2,938
Interval Leisure Group, Inc.* (Leisure Time)	69	366

See accompanying notes to the Schedules of Portfolio Investments.

ITT Educational Services, Inc.* (Commercial Services)	69	8,378
J. Crew Group, Inc.* (Retail)	69	909
J.C. Penney Co., Inc. (Retail)	299	6,001
Jack in the Box, Inc.* (Retail)	92	2,143
JetBlue Airways Corp.* (Airlines)	276	1,007
John Wiley & Sons, Inc. (Media)	69	2,055
Kohls Corp.* (Retail)	437	18,494
Kroger Co. (Food)	920	19,522
Lamar Advertising Co.* (Advertising)	92	897
Las Vegas Sands Corp.* (Lodging)	529	1,592
Liberty Global, Inc. - Class A* (Media)	207	3,014
Liberty Global, Inc. - Series C* (Media)	207	2,925
Liberty Media Corp. - Entertainment Series A* (Media)	736	14,683
Liberty Media Holding Corp. - Capital Series A* (Media)	138	963
Liberty Media Holding Corp. - Interactive Series A* (Internet)	851	2,468
Life Time Fitness, Inc.* (Leisure Time)	46	578
Limited, Inc. (Retail)	414	3,602
Live Nation, Inc.* (Commercial Services)	115	307
Lowe’s Cos., Inc. (Retail)	2,208	40,296
Macy’s, Inc. (Retail)	621	5,527
Marriott International, Inc. - Class A (Lodging)	460	7,526
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	46	1,325
McDonald’s Corp. (Retail)	1,679	91,623
McGraw-Hill Cos., Inc. (Media)	483	11,046
McKesson Corp. (Commercial Services)	414	14,507
Meredith Corp. (Media)	46	765
MGM Grand, Inc.* (Commercial Services)	138	322
Netflix, Inc.* (Internet)	69	2,961
News Corp. - Class A (Media)	3,381	22,382
Nordstrom, Inc. (Retail)	253	4,238
O’Reilly Automotive, Inc.* (Retail)	207	7,247
Office Depot, Inc.* (Retail)	414	542
OfficeMax, Inc. (Retail)	115	359
Omnicare, Inc. (Pharmaceuticals)	161	3,943
Omnicom Group, Inc. (Advertising)	460	10,764
Orient-Express Hotels, Ltd. - Class A (Lodging)	69	283
P.F. Chang’s China Bistro, Inc.* (Retail)	23	526
Panera Bread Co. - Class A* (Retail)	46	2,571
Papa John’s International, Inc.* (Retail)	23	526
Penn National Gaming* (Entertainment)	92	2,222
PetSmart, Inc. (Retail)	184	3,857
Pinnacle Entertainment, Inc.* (Entertainment)	92	648
Polo Ralph Lauren Corp. (Apparel)	92	3,887
Pre-Paid Legal Services, Inc.* (Commercial Services)	23	668
Priceline.com, Inc.* (Internet)	69	5,436
RadioShack Corp. (Retail)	184	1,577
RealNetworks, Inc.* (Internet)	138	322
Regal Entertainment Group - Class A (Entertainment)	115	1,542
Regis Corp. (Retail)	69	997
Rent-A-Center, Inc.* (Commercial Services)	92	1,782
Rite Aid Corp.* (Retail)	874	315
Ross Stores, Inc. (Retail)	184	6,602
Royal Caribbean Cruises, Ltd. (Leisure Time)	207	1,658
Ruddick Corp. (Food)	69	1,549
Safeway, Inc. (Food)	644	13,002
Saks, Inc.* (Retail)	184	344
Sally Beauty Holdings, Inc.* (Retail)	138	784
Scholastic Corp. (Media)	46	693
Scientific Games Corp. - Class A* (Entertainment)	115	1,393
Scripps Networks Interactive - Class A (Entertainment)	138	3,106
Sears Holdings Corp.* (Retail)	92	4,205
Service Corp. International (Commercial Services)	391	1,365
Signet Jewelers, Ltd. (Retail)	138	1,580
SkyWest, Inc. (Airlines)	92	1,144
Sonic Corp.* (Retail)	92	922
Sotheby’s (Commercial Services)	92	828
Southwest Airlines Co. (Airlines)	1,104	6,988
Staples, Inc. (Retail)	1,058	19,160
Starbucks Corp.* (Retail)	1,104	12,265
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	253	3,213
Stewart Enterprises, Inc. - Class A (Commercial Services)	115	373
Strayer Education, Inc. (Commercial Services)	23	4,137
SuperValu, Inc. (Food)	322	4,598
Sysco Corp. (Food)	897	20,452
Target Corp. (Retail)	1,035	35,594
The Cato Corp. - Class A (Retail)	46	841
The Children’s Place Retail Stores, Inc.* (Retail)	46	1,007
The Gap, Inc. (Retail)	782	10,158
The Gymboree Corp.* (Apparel)	46	982
The Men’s Wearhouse, Inc. (Retail)	69	1,045
The New York Times Co. - Class A (Media)	184	832
The Pep Boys - Manny, Moe & Jack (Retail)	69	304
Ticketmaster Entertainment, Inc.* (Commercial Services)	69	255
Tiffany & Co. (Retail)	184	3,967
Time Warner Cable, Inc. (Media)	519	12,871
Time Warner, Inc. (Media)	1,793	34,605
TJX Cos., Inc. (Retail)	621	15,922
Tractor Supply Co.* (Retail)	46	1,659
UAL Corp.* (Airlines)	184	824
United Natural Foods, Inc.* (Food)	69	1,309
Urban Outfitters, Inc.* (Retail)	184	3,012
Vail Resorts, Inc.* (Entertainment)	46	940
ValueClick, Inc.* (Internet)	138	1,174
VCA Antech, Inc.* (Pharmaceuticals)	138	3,112
Viacom, Inc. - Class A* (Media)	23	429
Viacom, Inc. - Class B* (Media)	828	14,391
Wal-Mart Stores, Inc. (Retail)	3,680	191,728

See accompanying notes to the Schedules of Portfolio Investments.

Walgreen Co. (Retail)	1,495	38,810
Walt Disney Co. (Media)	2,622	47,616
Washington Post Co. - Class B (Media)	23	8,213
Weight Watchers International, Inc. (Commercial Services)	46	853
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	667	3,355
Whole Foods Market, Inc. (Food)	207	3,478
Williams Sonoma, Inc. (Retail)	138	1,391
WMS Industries, Inc.* (Leisure Time)	69	1,443
Wyndham Worldwide Corp. (Lodging)	276	1,159
Wynn Resorts, Ltd.* (Lodging)	115	2,297
YUM! Brands, Inc. (Retail)	690	18,961

TOTAL COMMON STOCKS (Cost $1,136,925)		1,460,848

	Principal
	Amount

Repurchase Agreements (0.1%)
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 5.40%, 6/4/12, market value $1,026)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES (Cost $1,137,925)—99.7%		1,461,848
Net other assets (liabilities)—0.3%		4,040

NET ASSETS—100.0%		$1,465,888

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Advertising	1.0%
Airlines	1.5%
Apparel	0.5%
Commercial Services	5.2%
Computers	0.4%
Electronics	0.2%
Entertainment	1.3%
Food	4.3%
Household Products/Wares	NM
Internet	4.8%
Leisure Time	1.1%
Lodging	1.2%
Media	18.7%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.1%
Retail	56.5%
Retail - Restaurants	0.2%
Software	0.5%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.8%)
Ace, Ltd. (Insurance)	4,961	$200,424
Affiliated Managers Group, Inc.* (Diversified Financial Services)	451	18,811
AFLAC, Inc. (Insurance)	7,216	139,702
Alexandria Real Estate Equities, Inc. (REIT)	451	16,416
Allied World Assurance Holdings, Ltd. (Insurance)	451	17,152
Allstate Corp. (Insurance)	8,118	155,460
AMB Property Corp. (REIT)	1,804	25,978
Ambac Financial Group, Inc. (Insurance)	4,510	3,518
American Campus Communities, Inc. (REIT)	451	7,829
American Express Co. (Diversified Financial Services)	15,785	215,150
American Financial Group, Inc. (Insurance)	1,353	21,716
American International Group, Inc. (Insurance)	35,629	35,629
American National Insurance Co. (Insurance)	451	23,637
AmeriCredit Corp.* (Diversified Financial Services)	902	5,286
Ameriprise Financial, Inc. (Diversified Financial Services)	3,157	64,687
Annaly Mortgage Management, Inc. (REIT)	8,118	112,597
AON Corp. (Insurance)	3,608	147,279
Apartment Investment and Management Co. - Class A (REIT)	1,804	9,886
Arch Capital Group, Ltd.* (Insurance)	902	48,582
Argo Group International Holdings, Ltd.* (Insurance)	451	13,589
Arthur J. Gallagher & Co. (Insurance)	1,353	23,001
Aspen Insurance Holdings, Ltd. (Insurance)	1,353	30,388
Associated Banc-Corp (Banks)	1,804	27,854
Assurant, Inc. (Insurance)	1,804	39,291
Assured Guaranty, Ltd. (Insurance)	902	6,107
Astoria Financial Corp. (Savings & Loans)	1,353	12,434
Avalonbay Communities, Inc. (REIT)	1,353	63,672
Axis Capital Holdings, Ltd. (Insurance)	2,255	50,828
BancorpSouth, Inc. (Banks)	1,353	28,196
Bank of America Corp. (Banks)	96,965	661,301
Bank of Hawaii Corp. (Banks)	902	29,748
Bank of New York Mellon Corp. (Banks)	17,138	484,148
BB&T Corp. (Banks)	8,569	144,987
BioMed Realty Trust, Inc. (REIT)	1,353	9,160
BlackRock, Inc. - Class A (Diversified Financial Services)	451	58,648
BOK Financial Corp. (Banks)	451	15,582
Boston Properties, Inc. (REIT)	1,804	63,194
Brandywine Realty Trust (REIT)	1,353	3,856
BRE Properties, Inc. - Class A (REIT)	902	17,706
Brookfield Properties Corp. (Real Estate)	3,157	18,121
Brown & Brown, Inc. (Insurance)	1,804	34,114
Camden Property Trust (REIT)	902	19,465
Capital One Financial Corp. (Diversified Financial Services)	5,863	71,763
CapitalSource, Inc. (Diversified Financial Services)	3,608	4,402
Capitol Federal Financial (Savings & Loans)	451	17,052
Cathay Bancorp, Inc. (Banks)	902	9,408
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	3,608	14,540
CBL & Associates Properties, Inc. (REIT)	902	2,129
Chubb Corp. (Insurance)	5,412	229,036
Cincinnati Financial Corp. (Insurance)	2,255	51,572
CIT Group, Inc. (Diversified Financial Services)	5,863	16,710
Citigroup, Inc. (Diversified Financial Services)	82,533	208,808
Citizens Republic Bancorp, Inc.* (Banks)	1,804	2,796
City National Corp. (Banks)	451	15,230
CME Group, Inc. (Diversified Financial Services)	902	222,244
Colonial Properties Trust (REIT)	451	1,718
Comerica, Inc. (Banks)	2,255	41,289
Commerce Bancshares, Inc. (Banks)	902	32,743
Corporate Office Properties Trust (REIT)	902	22,397
Cousins Properties, Inc. (REIT)	451	2,904
Cullen/Frost Bankers, Inc. (Banks)	902	42,340
DCT Industrial Trust, Inc. (REIT)	2,706	8,578
Delphi Financial Group, Inc. - Class A (Insurance)	451	6,070
Developers Diversified Realty Corp. (REIT)	1,804	3,843
DiamondRock Hospitality Co. (REIT)	1,353	5,426
Digital Realty Trust, Inc. (REIT)	902	29,928
Dime Community Bancshares, Inc. (Savings & Loans)	451	4,230
Discover Financial Services (Diversified Financial Services)	7,216	45,533
Douglas Emmett, Inc. (REIT)	1,804	13,332
Duke-Weeks Realty Corp. (REIT)	2,255	12,402
E* TRADE Financial Corp.* (Diversified Financial Services)	6,765	8,659
East West Bancorp, Inc. (Banks)	902	4,122
Eaton Vance Corp. (Diversified Financial Services)	1,804	41,221
Endurance Specialty Holdings, Ltd. (Insurance)	902	22,496
Entertainment Properties Trust (REIT)	451	7,108
Equifax, Inc. (Commercial Services)	1,804	44,108
Equity Lifestyle Properties, Inc. (REIT)	451	17,183
Equity Residential Properties Trust (REIT)	4,059	74,483
Erie Indemnity Co. - Class A (Insurance)	451	15,415
Essex Property Trust, Inc. (REIT)	451	25,860
Everest Re Group, Ltd. (Insurance)	902	63,862
F.N.B. Corp. (Banks)	1,353	10,377

See accompanying notes to the Schedules of Portfolio Investments.

Federal Realty Investment Trust (REIT)	902	41,492
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,353	30,118
Fidelity National Title Group, Inc. - Class A (Insurance)	3,157	61,593
Fifth Third Bancorp (Banks)	8,118	23,705
First American Financial Corp. (Insurance)	1,353	35,868
First BanCorp (Banks)	1,353	5,764
First Horizon National Corp. (Banks)	3,157	33,906
First Industrial Realty Trust, Inc. (REIT)	451	1,105
First Midwest Bancorp, Inc. (Banks)	902	7,748
First Niagara Financial Group, Inc. (Savings & Loans)	1,804	19,664
FirstMerit Corp. (Banks)	1,353	24,625
Forest City Enterprises, Inc. - Class A (Real Estate)	902	3,247
Forestar Group, Inc.* (Real Estate)	451	3,450
Franklin Resources, Inc. (Diversified Financial Services)	2,255	121,477
Franklin Street Properties Corp. (REIT)	902	11,095
Fulton Financial Corp. (Banks)	2,706	17,941
Genworth Financial, Inc. - Class A (Diversified Financial Services)	6,765	12,853
Glacier Bancorp, Inc. (Banks)	902	14,170
GLG Partners, Inc. (Diversified Financial Services)	3,157	8,966
Hancock Holding Co. (Banks)	451	14,107
Hanover Insurance Group, Inc. (Insurance)	902	25,996
Hartford Financial Services Group, Inc. (Insurance)	4,961	38,944
Hatteras Financial Corp. (REIT)	451	11,270
HCC Insurance Holdings, Inc. (Insurance)	1,804	45,443
HCP, Inc. (REIT)	3,608	64,403
Health Care REIT, Inc. (REIT)	1,804	55,184
Healthcare Realty Trust, Inc. (REIT)	902	13,521
Highwoods Properties, Inc. (REIT)	902	19,321
Home Properties, Inc. (REIT)	451	13,823
Horace Mann Educators Corp. (Insurance)	451	3,775
Hospitality Properties Trust (REIT)	1,353	16,236
Host Marriott Corp. (REIT)	7,667	30,055
HRPT Properties Trust (REIT)	3,608	11,510
Hudson City Bancorp, Inc. (Savings & Loans)	7,216	84,355
Huntington Bancshares, Inc. (Banks)	5,412	8,984
IntercontinentalExchange, Inc.* (Diversified Financial Services)	902	67,172
International Bancshares Corp. (Banks)	902	7,036
Invesco, Ltd. (Diversified Financial Services)	5,863	81,261
Investment Technology Group, Inc.* (Diversified Financial Services)	451	11,510
IPC Holdings, Ltd. (Insurance)	902	24,390
iStar Financial, Inc. (REIT)	1,353	3,802
J.P. Morgan Chase & Co. (Diversified Financial Services)	56,375	1,498,447
Janus Capital Group, Inc. (Diversified Financial Services)	2,255	14,996
Jefferies Group, Inc. (Diversified Financial Services)	1,804	24,895
Jones Lang LaSalle, Inc. (Real Estate)	451	10,490
KeyCorp (Banks)	7,667	60,339
Kilroy Realty Corp. (REIT)	451	7,753
Kimco Realty Corp. (REIT)	3,608	27,493
LaSalle Hotel Properties (REIT)	451	2,634
Lazard, Ltd. - Class A (Diversified Financial Services)	1,353	39,778
Legg Mason, Inc. (Diversified Financial Services)	2,255	35,854
Lexington Corporate Properties Trust (REIT)	1,353	3,220
Liberty Property Trust (REIT)	1,353	25,626
Lincoln National Corp. (Insurance)	4,059	27,155
Loews Corp. (Insurance)	5,412	119,605
M&T Bank Corp. (Banks)	1,353	61,210
Mack-Cali Realty Corp. (REIT)	902	17,869
Marsh & McLennan Cos., Inc. (Insurance)	7,667	155,257
Marshall & Ilsley Corp. (Banks)	3,608	20,313
MasterCard, Inc. - Class A (Software)	1,353	226,600
Max Capital Group, Ltd. (Insurance)	902	15,550
MB Financial, Inc. (Banks)	451	6,134
MBIA, Inc.* (Insurance)	3,608	16,525
Mercury General Corp. (Insurance)	451	13,395
MetLife, Inc. (Insurance)	7,667	174,578
MF Global, Ltd.* (Diversified Financial Services)	1,353	5,723
MFA Financial, Inc. (REIT)	3,157	18,563
MGIC Investment Corp. (Insurance)	1,804	2,562
Mid-America Apartment Communities, Inc. (REIT)	451	13,904
Montpelier Re Holdings, Ltd. (Insurance)	1,353	17,535
Moody’s Corp. (Commercial Services)	2,706	62,021
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	14,883	338,886
MSCI, Inc. - Class A* (Software)	902	15,253
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,255	44,153
National Financial Partners (Diversified Financial Services)	451	1,443
National Penn Bancshares, Inc. (Banks)	1,353	11,230
National Retail Properties, Inc. (REIT)	1,353	21,431
Nationwide Health Properties, Inc. (REIT)	1,353	30,023
New York Community Bancorp (Savings & Loans)	5,412	60,452
NewAlliance Bancshares, Inc. (Savings & Loans)	1,353	15,884
Northern Trust Corp. (Banks)	3,157	188,852
NYSE Euronext (Diversified Financial Services)	4,059	72,656
Old National Bancorp (Banks)	902	10,075
Old Republic International Corp. (Insurance)	3,608	39,039
OMEGA Healthcare Investors, Inc. (REIT)	1,353	19,050

See accompanying notes to the Schedules of Portfolio Investments.

optionsXpress Holdings, Inc. (Diversified Financial Services)	902	10,256
Pacific Capital Bancorp (Banks)	902	6,107
PacWest Bancorp (Banks)	451	6,463
PartnerRe, Ltd. (Insurance)	902	55,987
Pennsylvania REIT (REIT)	451	1,601
People’s United Financial, Inc. (Banks)	2,706	48,627
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	451	11,631
Platinum Underwriters Holdings, Ltd. (Insurance)	902	25,581
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,706	78,663
PNC Financial Services Group (Banks)	6,314	184,937
Popular, Inc. (Banks)	4,059	8,849
Post Properties, Inc. (REIT)	451	4,573
Potlatch Corp. (Forest Products & Paper)	451	10,459
Principal Financial Group, Inc. (Insurance)	3,608	29,513
PrivateBancorp, Inc. (Banks)	451	6,521
ProAssurance Corp.* (Insurance)	451	21,026
Progressive Corp.* (Insurance)	9,471	127,290
ProLogis (REIT)	4,059	26,383
Prosperity Bancshares, Inc. (Banks)	902	24,670
Protective Life Corp. (Insurance)	902	4,735
Provident Bankshares Corp. (Banks)	451	3,180
Provident Financial Services, Inc. (Savings & Loans)	902	9,751
Prudential Financial, Inc. (Insurance)	6,314	120,092
Public Storage, Inc. (REIT)	1,804	99,671
Raymond James Financial Corp. (Diversified Financial Services)	1,353	26,654
Rayonier, Inc. (Forest Products & Paper)	1,353	40,888
Realty Income Corp. (REIT)	1,804	33,951
Redwood Trust, Inc. (REIT)	902	13,846
Regency Centers Corp. (REIT)	902	23,966
Regions Financial Corp. (Banks)	10,373	44,189
Reinsurance Group of America, Inc. (Insurance)	902	29,216
RenaissanceRe Holdings (Insurance)	902	44,595
RLI Corp. (Insurance)	451	22,640
SEI Investments Co. (Software)	2,255	27,534
Selective Insurance Group, Inc. (Insurance)	902	10,968
Senior Housing Properties Trust (REIT)	1,804	25,292
Simon Property Group, Inc. (REIT)	3,608	124,981
SL Green Realty Corp. (REIT)	902	9,742
SLM Corp.* (Diversified Financial Services)	7,216	35,719
St. Joe Co.* (Real Estate)	1,353	22,649
StanCorp Financial Group, Inc. (Insurance)	902	20,548
State Street Corp. (Banks)	6,765	208,227
Sterling Bancshares, Inc. (Banks)	902	5,899
Stifel Financial Corp.* (Diversified Financial Services)	451	19,533
Sunstone Hotel Investors, Inc. (REIT)	902	2,372
SunTrust Banks, Inc. (Banks)	5,412	63,537
Susquehanna Bancshares, Inc. (Banks)	1,353	12,623
SVB Financial Group* (Banks)	451	9,024
SWS Group, Inc. (Diversified Financial Services)	451	7,004
Synovus Financial Corp. (Banks)	4,059	13,192
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,059	117,143
Tanger Factory Outlet Centers, Inc. (REIT)	451	13,918
Taubman Centers, Inc. (REIT)	902	15,370
TCF Financial Corp. (Banks)	1,804	21,215
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,608	49,826
TFS Financial Corp. (Savings & Loans)	1,353	16,412
The Charles Schwab Corp. (Diversified Financial Services)	14,432	223,696
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,314	669,410
The Macerich Co. (REIT)	1,353	8,470
The Travelers Companies, Inc. (Insurance)	9,020	366,573
Torchmark Corp. (Insurance)	1,353	35,489
Tower Group, Inc. (Insurance)	451	11,108
Transatlantic Holdings, Inc. (Insurance)	451	16,087
TrustCo Bank Corp. NY (Banks)	1,353	8,145
Trustmark Corp. (Banks)	902	16,579
U.S. Bancorp (Banks)	26,158	382,168
UCBH Holdings, Inc. (Banks)	1,804	2,724
UDR, Inc. (REIT)	2,255	19,416
UMB Financial Corp. (Banks)	451	19,163
Umpqua Holdings Corp. (Banks)	902	8,172
United Bankshares, Inc. (Banks)	451	7,775
United Community Banks, Inc. (Banks)	902	3,752
Unitrin, Inc. (Insurance)	902	12,610
UnumProvident Corp. (Insurance)	4,961	62,012
Valley National Bancorp (Banks)	2,255	27,894
Ventas, Inc. (REIT)	2,255	50,986
Visa, Inc. - Class A (Commercial Services)	6,765	376,134
Vornado Realty Trust (REIT)	2,255	74,956
W.R. Berkley Corp. (Insurance)	2,255	50,850
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,353	24,449
Washington Federal, Inc. (Savings & Loans)	1,353	17,981
Washington REIT (REIT)	902	15,605
Webster Financial Corp. (Banks)	902	3,833
Weingarten Realty Investors (REIT)	1,353	12,881
Wells Fargo & Co. (Banks)	60,885	867,002
Westamerica Bancorp (Banks)	451	20,548
Western Union Co. (Commercial Services)	10,824	136,058
Whitney Holding Corp. (Banks)	902	10,328
Willis Group Holdings, Ltd. (Insurance)	2,706	59,532
Wilmington Trust Corp. (Banks)	902	8,740
Wintrust Financial Corp. (Banks)	451	5,547
XL Capital, Ltd. - Class A (Insurance)	4,961	27,087

See accompanying notes to the Schedules of Portfolio Investments.

Zenith National Insurance Corp. (Insurance)	451	10,874
Zions Bancorp (Banks)	1,804	17,733

TOTAL COMMON STOCKS
(Cost $13,768,988)		15,075,388

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $9,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	$9,000	9,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $9,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	9,000	9,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $7,000 (Collateralized by $100,000 Federal Home Loan Mortgage Corp., 4.75%, 1/18/11, market value $107,113)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,000)		25,000

TOTAL INVESTMENT SECURITIES
(Cost $13,793,988)—100.0%		15,100,388
Net other assets (liabilities)—NM		(2,373)

NET ASSETS—100.0%		$15,098,015

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Banks	27.5%
Commercial Services	4.1%
Diversified Financial Services	30.3%
Forest Products & Paper	0.9%
Insurance	22.1%
REIT	10.9%
Real Estate	0.5%
Savings & Loans	1.7%
Software	1.8%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Abbott Laboratories (Pharmaceuticals)	27,416	$1,307,743
Acorda Therapeutics, Inc.* (Biotechnology)	596	11,807
Aetna, Inc. (Healthcare - Services)	8,344	203,010
Affymetrix, Inc.* (Biotechnology)	1,192	3,898
Alcon, Inc. (Healthcare - Products)	1,490	135,456
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,490	56,113
Alkermes, Inc.* (Pharmaceuticals)	1,788	21,688
Allergan, Inc. (Pharmaceuticals)	5,364	256,185
Amedisys, Inc.* (Healthcare - Services)	596	16,384
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,192	13,291
AMERIGROUP Corp.* (Healthcare - Services)	894	24,621
Amgen, Inc.* (Biotechnology)	18,774	929,688
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,384	28,012
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	596	16,521
Bard (C.R.), Inc. (Healthcare - Products)	1,788	142,539
Baxter International, Inc. (Healthcare - Products)	11,026	564,752
Beckman Coulter, Inc. (Healthcare - Products)	1,192	60,804
Becton, Dickinson & Co. (Healthcare - Products)	4,172	280,525
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	298	19,638
Biogen Idec, Inc.* (Biotechnology)	5,364	281,181
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,788	22,082
Boston Scientific Corp.* (Healthcare - Products)	26,522	210,850
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,164	770,795
Brookdale Senior Living, Inc. (Healthcare - Services)	596	3,010
Celera Corp.* (Biotechnology)	1,490	11,369
Celgene Corp.* (Biotechnology)	8,046	357,242
Centene Corp.* (Healthcare - Services)	894	16,110
Cephalon, Inc.* (Pharmaceuticals)	1,192	81,175
Cepheid, Inc.* (Healthcare - Products)	894	6,169
Charles River Laboratories International, Inc.* (Biotechnology)	1,192	32,434
CIGNA Corp. (Insurance)	4,768	83,869
Community Health Systems, Inc.* (Healthcare - Services)	1,788	27,428
Cooper Cos., Inc. (Healthcare - Products)	894	23,637
Covance, Inc.* (Healthcare - Services)	1,192	42,471
Coventry Health Care, Inc.* (Healthcare - Services)	2,682	34,705
Covidien, Ltd. (Healthcare - Products)	8,940	297,166
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	894	14,626
CV Therapeutics, Inc.* (Pharmaceuticals)	894	17,773
DaVita, Inc.* (Healthcare - Services)	1,788	78,583
DENTSPLY International, Inc. (Healthcare - Products)	2,384	64,010
Edwards Lifesciences Corp.* (Healthcare - Products)	894	54,203
Eli Lilly & Co. (Pharmaceuticals)	17,284	577,458
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,788	31,612
Enzo Biochem, Inc.* (Biotechnology)	596	2,396
Enzon Pharmaceuticals, Inc.* (Biotechnology)	596	3,618
Express Scripts, Inc.* (Pharmaceuticals)	3,576	165,104
Facet Biotech Corp.* (Biotechnology)	298	2,831
Forest Laboratories, Inc.* (Pharmaceuticals)	5,364	117,793
Gen-Probe, Inc.* (Healthcare - Products)	894	40,749
Genzyme Corp.* (Biotechnology)	4,768	283,171
Gilead Sciences, Inc.* (Pharmaceuticals)	16,390	759,185
Haemonetics Corp.* (Healthcare - Products)	596	32,828
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,470	11,533
Health Net, Inc.* (Healthcare - Services)	1,788	25,890
HEALTHSOUTH Corp.* (Healthcare - Services)	1,490	13,231
Healthways, Inc.* (Healthcare - Services)	596	5,227
Henry Schein, Inc.* (Healthcare - Products)	1,490	59,615
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,192	11,789
HMS Holdings Corp.* (Commercial Services)	298	9,804
Hologic, Inc.* (Healthcare - Products)	4,470	58,512
Hospira, Inc.* (Pharmaceuticals)	2,980	91,963
Humana, Inc.* (Healthcare - Services)	2,980	77,718
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,192	41,219
Illumina, Inc.* (Biotechnology)	2,086	77,683
Immucor, Inc.* (Healthcare - Products)	1,192	29,979
Incyte Genomics, Inc.* (Biotechnology)	1,788	4,184
InterMune, Inc.* (Biotechnology)	596	9,798
Intuitive Surgical, Inc.* (Healthcare - Products)	596	56,835
Invacare Corp. (Healthcare - Products)	596	9,554
Inverness Medical Innovations, Inc.* (Healthcare - Products)	1,490	39,679
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,490	22,365
Johnson & Johnson (Healthcare - Products)	49,468	2,602,017
Kinetic Concepts, Inc.* (Healthcare - Products)	894	18,881
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,470	31,603

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings* (Healthcare - Services)	1,788	104,580
Life Technologies Corp.* (Biotechnology)	2,980	96,790
LifePoint Hospitals, Inc.* (Healthcare - Services)	894	18,649
Lincare Holdings, Inc.* (Healthcare - Services)	1,192	25,986
Magellan Health Services, Inc.* (Healthcare - Services)	596	21,718
Masimo Corp.* (Healthcare - Products)	894	25,908
Medarex, Inc.* (Pharmaceuticals)	2,384	12,230
Medco Health Solutions, Inc.* (Pharmaceuticals)	8,940	369,580
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	894	11,059
Mednax, Inc.* (Healthcare - Services)	894	26,346
Medtronic, Inc. (Healthcare - Products)	19,966	588,398
Merck & Co., Inc. (Pharmaceuticals)	37,846	1,012,380
Millipore Corp.* (Biotechnology)	894	51,325
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,364	71,931
Myriad Genetics, Inc.* (Biotechnology)	1,788	81,300
Nektar Therapeutics* (Biotechnology)	1,490	8,031
NuVasive, Inc.* (Healthcare - Products)	596	18,702
Odyssey Healthcare, Inc.* (Healthcare - Services)	596	5,781
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	894	25,524
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	894	34,204
Owens & Minor, Inc. (Distribution/Wholesale)	596	19,745
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	596	5,644
PAREXEL International Corp.* (Commercial Services)	894	8,699
Patterson Cos., Inc.* (Healthcare - Products)	1,788	33,722
PDL BioPharma, Inc. (Biotechnology)	2,086	14,769
Perrigo Co. (Pharmaceuticals)	1,490	36,997
Pfizer, Inc. (Pharmaceuticals)	120,392	1,639,739
Pharmaceutical Product Development, Inc. (Commercial Services)	1,788	42,411
PharMerica Corp.* (Pharmaceuticals)	596	9,917
PSS World Medical, Inc.* (Healthcare - Products)	1,192	17,105
Psychiatric Solutions, Inc.* (Healthcare - Services)	894	14,063
Quest Diagnostics, Inc. (Healthcare - Services)	2,682	127,341
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,192	16,521
ResMed, Inc.* (Healthcare - Products)	1,490	52,657
Savient Pharmaceuticals, Inc.* (Biotechnology)	894	4,425
Schering-Plough Corp. (Pharmaceuticals)	28,906	680,736
Sepracor, Inc.* (Pharmaceuticals)	1,788	26,212
St. Jude Medical, Inc.* (Healthcare - Products)	6,258	227,353
STERIS Corp. (Healthcare - Products)	894	20,812
Stryker Corp. (Healthcare - Products)	5,364	182,591
Techne Corp. (Healthcare - Products)	596	32,607
Tenet Healthcare Corp.* (Healthcare - Services)	8,344	9,679
The Medicines Co.* (Pharmaceuticals)	894	9,691
Theravance, Inc.* (Pharmaceuticals)	894	15,198
Thermo Electron Corp.* (Electronics)	7,450	265,741
Thoratec Corp.* (Healthcare - Products)	894	22,967
United Therapeutics Corp.* (Pharmaceuticals)	298	19,695
UnitedHealth Group, Inc. (Healthcare - Services)	22,052	461,548
Universal Health Services, Inc. - Class B (Healthcare - Services)	894	34,276
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,192	21,206
Varian Medical Systems, Inc.* (Healthcare - Products)	2,086	63,498
Varian, Inc.* (Electronics)	596	14,149
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,980	85,615
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,490	15,675
Waters Corp.* (Electronics)	1,788	66,067
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,788	55,625
WellCare Health Plans, Inc.* (Healthcare - Services)	596	6,705
WellPoint, Inc.* (Healthcare - Services)	8,940	339,452
West Pharmaceutical Services, Inc. (Healthcare - Products)	596	19,555
Wyeth (Pharmaceuticals)	23,840	1,026,074
Zimmer Holdings, Inc.* (Healthcare - Products)	3,874	141,401

TOTAL COMMON STOCKS
(Cost $16,745,700)		20,467,692

Rights/Warrants(NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR @ $6.00 (Holding Companies - Diversified)	463	171

TOTAL RIGHTS/WARRANTS
(Cost $0)		171

TOTAL INVESTMENT SECURITIES
(Cost $16,745,700)—99.9%		20,467,863
Net other assets (liabilities)—0.1%		30,716

NET ASSETS—100.0%		$20,498,579

*	Non-income producing security
CVR	Contingent Value Right

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Biotechnology	11.9%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.7%
Healthcare - Products	31.1%
Healthcare - Services	8.6%
Holding Companies - Diversified	NM
Insurance	0.4%
Pharmaceuticals	45.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.4%)
3M Co. (Miscellaneous Manufacturing)	2,016	$100,236
AAR Corp.* (Aerospace/Defense)	112	1,404
Accenture, Ltd. - Class A (Commercial Services)	1,960	53,880
Actuant Corp. - Class A (Miscellaneous Manufacturing)	168	1,735
Acuity Brands, Inc. (Miscellaneous Manufacturing)	112	2,524
Acxiom Corp. (Software)	224	1,658
Administaff, Inc. (Commercial Services)	56	1,183
Aecom Technology Corp.* (Engineering & Construction)	224	5,842
Affiliated Computer Services, Inc. - Class A* (Computers)	280	13,409
AGCO Corp.* (Machinery - Diversified)	280	5,488
Agilent Technologies, Inc.* (Electronics)	1,120	17,214
Albany International Corp. - Class A (Machinery - Diversified)	112	1,014
Alexander & Baldwin, Inc. (Transportation)	112	2,131
Alliance Data Systems Corp.* (Commercial Services)	224	8,277
Alliant Techsystems, Inc.* (Aerospace/Defense)	112	7,502
American Commercial Lines, Inc.* (Transportation)	112	355
Ametek, Inc. (Electrical Components & Equipment)	336	10,507
Amphenol Corp. - Class A (Electronics)	560	15,954
Anixter International, Inc.* (Telecommunications)	112	3,548
AptarGroup, Inc. (Miscellaneous Manufacturing)	224	6,975
Arkansas Best Corp. (Transportation)	56	1,065
Arrow Electronics, Inc.* (Electronics)	392	7,472
Astec Industries, Inc.* (Machinery - Construction & Mining)	56	1,469
ATMI, Inc.* (Semiconductors)	112	1,728
Automatic Data Processing, Inc. (Software)	1,624	57,100
Avnet, Inc.* (Electronics)	448	7,845
AVX Corp. (Electronics)	168	1,525
Baldor Electric Co. (Hand/Machine Tools)	112	1,623
Ball Corp. (Packaging & Containers)	280	12,152
BE Aerospace, Inc.* (Aerospace/Defense)	336	2,913
Belden, Inc. (Electrical Components & Equipment)	168	2,102
Bemis Co., Inc. (Packaging & Containers)	336	7,046
Benchmark Electronics, Inc.* (Electronics)	224	2,509
Black Box Corp. (Telecommunications)	56	1,322
Boeing Co. (Aerospace/Defense)	2,072	73,722
Brady Corp. - Class A (Electronics)	168	2,962
Brink’s Home Security Holdings, Inc.* (Commercial Services)	112	2,531
Broidge Financial Solutions, Inc. (Software)	448	8,337
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	224	3,400
Burlington Northern Santa Fe Corp. (Transportation)	896	53,894
C.H. Robinson Worldwide, Inc. (Transportation)	560	25,542
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	168	3,298
Caterpillar, Inc. (Machinery - Construction & Mining)	1,904	53,236
Ceradyne, Inc.* (Miscellaneous Manufacturing)	56	1,015
Checkpoint Systems, Inc.* (Electronics)	112	1,005
Cintas Corp. (Textiles)	392	9,690
Clarcor, Inc. (Miscellaneous Manufacturing)	168	4,232
Clean Harbors, Inc.* (Environmental Control)	56	2,688
Cognex Corp. (Machinery - Diversified)	112	1,495
Commscope, Inc.* (Telecommunications)	224	2,545
Con-way, Inc. (Transportation)	168	3,012
Convergys Corp.* (Commercial Services)	336	2,715
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	560	14,482
Corrections Corp. of America* (Commercial Services)	392	5,022
Crane Co. (Miscellaneous Manufacturing)	168	2,836
Crown Holdings, Inc.* (Packaging & Containers)	504	11,456
CSX Corp. (Transportation)	1,288	33,295
CTS Corp. (Electronics)	112	404
Cummins, Inc. (Machinery - Diversified)	560	14,252
Curtiss-Wright Corp. (Aerospace/Defense)	168	4,712
CyberSource Corp.* (Internet)	224	3,317
Danaher Corp. (Miscellaneous Manufacturing)	784	42,509
Deere & Co. (Machinery - Diversified)	1,344	44,177
Deluxe Corp. (Commercial Services)	168	1,618
Dionex Corp.* (Electronics)	56	2,646
Donaldson Co., Inc. (Miscellaneous Manufacturing)	224	6,012
Dover Corp. (Miscellaneous Manufacturing)	616	16,250
Eagle Materials, Inc. - Class A (Building Materials)	112	2,716
Eaton Corp. (Miscellaneous Manufacturing)	504	18,577
Electro Scientific Industries, Inc.* (Electronics)	56	332
EMCOR Group, Inc.* (Engineering & Construction)	224	3,846
Emerson Electric Co. (Electrical Components & Equipment)	2,408	68,821

See accompanying notes to the Schedules of Portfolio Investments.

EnerSys* (Electrical Components & Equipment)	112	1,357
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	56	2,167
Esterline Technologies Corp.* (Aerospace/Defense)	112	2,261
Expeditors International of Washington, Inc. (Transportation)	672	19,011
Fastenal Co. (Distribution/Wholesale)	448	14,405
FedEx Corp. (Transportation)	896	39,863
Fidelity National Information Services, Inc. (Software)	616	11,211
Fiserv, Inc.* (Software)	504	18,376
Flextronics International, Ltd.* (Electronics)	2,576	7,445
FLIR Systems, Inc.* (Electronics)	448	9,175
Flowserve Corp. (Machinery - Diversified)	168	9,428
Fluor Corp. (Engineering & Construction)	560	19,348
Fortune Brands, Inc. (Household Products/Wares)	448	10,998
Forward Air Corp. (Transportation)	112	1,818
Foster Wheeler AG* (Engineering & Construction)	392	6,848
FTI Consulting, Inc.* (Commercial Services)	168	8,313
G & K Services, Inc. (Textiles)	56	1,059
Gardner Denver, Inc.* (Machinery - Diversified)	168	3,652
GATX Corp. (Trucking & Leasing)	112	2,266
Genco Shipping & Trading, Ltd. (Transportation)	112	1,382
General Cable Corp.* (Electrical Components & Equipment)	168	3,330
General Dynamics Corp. (Aerospace/Defense)	1,008	41,923
General Electric Co. (Miscellaneous Manufacturing)	33,432	337,998
General Maritime Corp. (Oil & Gas Services)	168	1,176
Genesee & Wyoming, Inc. - Class A* (Transportation)	112	2,380
Global Payments, Inc. (Software)	280	9,355
Goodrich Corp. (Aerospace/Defense)	392	14,853
Graco, Inc. (Machinery - Diversified)	168	2,868
GrafTech International, Ltd.* (Electrical Components & Equipment)	392	2,415
Granite Construction, Inc. (Engineering & Construction)	112	4,198
Greif, Inc. - Class A (Packaging & Containers)	56	1,864
Harsco Corp. (Miscellaneous Manufacturing)	280	6,208
Hewitt Associates, Inc.* (Commercial Services)	280	8,333
Hexcel Corp.* (Aerospace/Defense Equipment)	280	1,840
HLTH Corp.* (Internet)	280	2,898
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,128	59,286
Hub Group, Inc. - Class A* (Transportation)	112	1,904
Hubbell, Inc. - Class B (Electrical Components & Equipment)	168	4,529
Huron Consulting Group, Inc.* (Commercial Services)	56	2,376
IDEX Corp. (Machinery - Diversified)	280	6,124
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,400	43,190
IMS Health, Inc. (Software)	560	6,983
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,008	13,910
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	112	1,752
Iron Mountain, Inc.* (Commercial Services)	560	12,415
Itron, Inc.* (Electronics)	112	5,303
ITT Industries, Inc. (Miscellaneous Manufacturing)	560	21,543
J.B. Hunt Transport Services, Inc. (Transportation)	336	8,101
Jabil Circuit, Inc. (Electronics)	616	3,425
Jack Henry & Associates, Inc. (Computers)	280	4,570
Jacobs Engineering Group, Inc.* (Engineering & Construction)	392	15,155
Joy Global, Inc. (Machinery - Construction & Mining)	336	7,157
Kaman Corp. (Aerospace/Defense)	56	702
Kansas City Southern Industries, Inc.* (Transportation)	280	3,559
Kaydon Corp. (Metal Fabricate/Hardware)	112	3,061
KBR, Inc. (Engineering & Construction)	504	6,960
Kennametal, Inc. (Hand/Machine Tools)	224	3,631
Kirby Corp.* (Transportation)	168	4,476
Knight Transportation, Inc. (Transportation)	168	2,547
L-3 Communications Holdings, Inc. (Aerospace/Defense)	392	26,578
Landstar System, Inc. (Transportation)	168	5,623
Lender Processing Services, Inc. (Diversified Financial Services)	280	8,571
Lennox International, Inc. (Building Materials)	168	4,445
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	112	3,549
Littelfuse, Inc.* (Electrical Components & Equipment)	56	615
Lockheed Martin Corp. (Aerospace/Defense)	1,008	69,582
Louisiana-Pacific Corp. (Forest Products & Paper)	336	749
Manitowoc Co. (Machinery - Diversified)	392	1,282
Manpower, Inc. (Commercial Services)	224	7,063
ManTech International Corp. - Class A* (Software)	56	2,346
Martin Marietta Materials (Building Materials)	112	8,882
Masco Corp. (Building Materials)	1,176	8,209

See accompanying notes to the Schedules of Portfolio Investments.

McDermott International, Inc.* (Engineering & Construction)	728	9,748
MDU Resources Group, Inc. (Electric)	560	9,038
MeadWestvaco Corp. (Forest Products & Paper)	504	6,043
Metavante Technologies, Inc.* (Software)	280	5,589
Methode Electronics, Inc. (Electronics)	112	401
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	112	5,749
Mine Safety Appliances Co. (Environmental Control)	112	2,242
Molex, Inc. (Electrical Components & Equipment)	224	3,078
Molex, Inc. - Class A (Electrical Components & Equipment)	224	2,831
Monster Worldwide, Inc.* (Internet)	392	3,195
Moog, Inc. - Class A* (Aerospace/Defense)	112	2,561
MPS Group, Inc.* (Commercial Services)	280	1,666
MSC Industrial Direct Co. - Class A (Retail)	112	3,480
Mueller Industries, Inc. (Metal Fabricate/Hardware)	112	2,429
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	336	1,109
Nalco Holding Co. (Environmental Control)	448	5,855
National Instruments Corp. (Computers)	168	3,133
Navigant Consulting Co.* (Commercial Services)	168	2,196
Navistar International Corp.* (Auto Manufacturers)	224	7,495
NeuStar, Inc.* (Telecommunications)	224	3,752
Newport Corp.* (Electronics)	112	495
Nordson Corp. (Machinery - Diversified)	112	3,184
Norfolk Southern Corp. (Transportation)	1,176	39,690
Northrop Grumman Corp. (Aerospace/Defense)	952	41,545
Old Dominion Freight Line, Inc.* (Transportation)	112	2,631
Orbital Sciences Corp.* (Aerospace/Defense)	168	1,998
Oshkosh Truck Corp. (Auto Manufacturers)	224	1,510
Overseas Shipholding Group, Inc. (Transportation)	56	1,270
Owens Corning, Inc.* (Building Materials)	280	2,531
Owens-Illinois, Inc.* (Packaging & Containers)	504	7,278
PACCAR, Inc. (Auto Manufacturers)	1,064	27,409
Packaging Corp. of America (Packaging & Containers)	336	4,375
Pactiv Corp.* (Packaging & Containers)	392	5,719
Pall Corp. (Miscellaneous Manufacturing)	392	8,009
Park Electrochemical Corp. (Electronics)	56	968
Parker Hannifin Corp. (Miscellaneous Manufacturing)	504	17,126
Paychex, Inc. (Commercial Services)	1,008	25,875
Pentair, Inc. (Miscellaneous Manufacturing)	336	7,281
PerkinElmer, Inc. (Electronics)	392	5,006
PHH Corp.* (Commercial Services)	168	2,360
Plexus Corp.* (Electronics)	112	1,548
Precision Castparts Corp. (Metal Fabricate/Hardware)	448	26,835
Quanex Building Products Corp. (Building Materials)	112	851
Quanta Services, Inc.* (Commercial Services)	616	13,213
R.R. Donnelley & Sons Co. (Commercial Services)	672	4,926
Raytheon Co. (Aerospace/Defense)	1,344	52,335
Regal-Beloit Corp. (Hand/Machine Tools)	112	3,432
Republic Services, Inc. (Environmental Control)	1,008	17,287
Resources Connection, Inc.* (Commercial Services)	168	2,533
Robert Half International, Inc. (Commercial Services)	504	8,986
Rock-Tenn Co. - Class A (Forest Products & Paper)	112	3,030
Rockwell Collins, Inc. (Aerospace/Defense)	504	16,451
Rockwell International Corp. (Machinery - Diversified)	392	8,561
Roper Industries, Inc. (Miscellaneous Manufacturing)	280	11,886
Ryder System, Inc. (Transportation)	168	4,756
Sanmina-SCI Corp.* (Electronics)	1,624	495
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	56	1,758
Sealed Air Corp. (Packaging & Containers)	504	6,955
Shaw Group, Inc.* (Engineering & Construction)	280	7,675
Sherwin-Williams Co. (Chemicals)	336	17,462
Silgan Holdings, Inc. (Packaging & Containers)	56	2,942
Simpson Manufacturing Co., Inc. (Building Materials)	112	2,018
Sonoco Products Co. (Packaging & Containers)	336	7,049
Spherion Corp.* (Commercial Services)	168	349
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	336	3,350
SPX Corp. (Miscellaneous Manufacturing)	168	7,898
Stericycle, Inc.* (Environmental Control)	280	13,364
Taser International, Inc.* (Electronics)	168	786
Teekay Shipping Corp. (Transportation)	112	1,594

See accompanying notes to the Schedules of Portfolio Investments.

Teledyne Technologies, Inc.* (Aerospace/Defense)	112	2,988
Teleflex, Inc. (Miscellaneous Manufacturing)	112	4,378
TeleTech Holdings, Inc.* (Commercial Services)	112	1,220
Temple-Inland, Inc. (Forest Products & Paper)	280	1,504
Terex Corp.* (Machinery - Construction & Mining)	280	2,590
Tetra Tech, Inc.* (Environmental Control)	168	3,424
Texas Industries, Inc. (Building Materials)	56	1,400
Textron, Inc. (Miscellaneous Manufacturing)	784	4,500
The Brink’s Co. (Miscellaneous Manufacturing)	112	2,964
The Corporate Executive Board Co. (Commercial Services)	112	1,624
Thomas & Betts Corp.* (Electronics)	168	4,203
Timken Co. (Metal Fabricate/Hardware)	224	3,127
Toro Co. (Housewares)	112	2,708
Total System Services, Inc. (Software)	616	8,507
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	112	3,678
Trimble Navigation, Ltd.* (Electronics)	392	5,990
Trinity Industries, Inc. (Miscellaneous Manufacturing)	224	2,047
TrueBlue, Inc.* (Commercial Services)	112	924
Tyco Electronics, Ltd. (Electronics)	1,456	16,074
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,512	29,575
Union Pacific Corp. (Transportation)	1,568	64,461
United Parcel Service, Inc. - Class B (Transportation)	2,184	107,497
United Rentals, Inc.* (Commercial Services)	168	707
United Stationers, Inc.* (Distribution/Wholesale)	56	1,572
United Technologies Corp. (Aerospace/Defense)	2,800	120,344
URS Corp.* (Engineering & Construction)	280	11,315
USG Corp.* (Building Materials)	224	1,705
UTI Worldwide, Inc. (Transportation)	280	3,346
Valmont Industries, Inc. (Metal Fabricate/Hardware)	56	2,812
Veeco Instruments, Inc.* (Semiconductors)	112	747
Viad Corp. (Commercial Services)	56	791
Vishay Intertechnology, Inc.* (Electronics)	560	1,949
VistaPrint, Ltd.* (Commercial Services)	112	3,079
Vulcan Materials Co. (Building Materials)	280	12,401
W.W. Grainger, Inc. (Distribution/Wholesale)	224	15,720
Wabtec Corp. (Machinery - Diversified)	168	4,432
Waste Connections, Inc.* (Environmental Control)	280	7,196
Waste Management, Inc. (Environmental Control)	1,568	40,141
Watsco, Inc. (Distribution/Wholesale)	56	1,906
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	112	5,529
Werner Enterprises, Inc. (Transportation)	168	2,540
WESCO International, Inc.* (Distribution/Wholesale)	112	2,029
Weyerhaeuser Co. (Forest Products & Paper)	672	18,527
Woodward Governor Co. (Electronics)	168	1,878
World Fuel Services Corp. (Retail)	112	3,543
YRC Worldwide, Inc.* (Transportation)	168	754
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	224	4,260

TOTAL COMMON STOCKS (Cost $2,729,340)		3,026,262

TOTAL INVESTMENT SECURITIES (Cost $2,729,340)—99.4%		3,026,262
Net other assets (liabilities)—0.6%		17,502

NET ASSETS—100.0%		$3,043,764

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Aerospace/Defense	16.1%
Aerospace/Defense Equipment	0.2%
Auto Manufacturers	1.1%
Building Materials	1.5%
Chemicals	0.6%
Commercial Services	6.5%
Computers	0.7%
Distribution/Wholesale	1.3%
Diversified Financial Services	0.3%
Electric	0.3%
Electrical Components & Equipment	3.4%
Electronics	4.1%
Engineering & Construction	3.0%
Environmental Control	3.0%
Forest Products & Paper	0.9%
Hand/Machine Tools	0.4%
Household Products/Wares	0.4%
Housewares	0.1%
Internet	0.3%
Iron/Steel	0.1%
Machinery - Construction & Mining	2.1%
Machinery - Diversified	3.5%
Metal Fabricate/Hardware	1.3%
Miscellaneous Manufacturing	26.3%
Oil & Gas Services	NM
Packaging & Containers	2.1%
Retail	0.2%
Semiconductors	0.1%
Software	4.4%
Telecommunications	0.3%
Textiles	0.3%
Transportation	14.4%
Trucking & Leasing	0.1%
Other**	0.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.7%)
Akamai Technologies, Inc.* (Internet)	10,296	$199,742
Allscripts Healthcare Solutions, Inc. (Software)	10,179	104,742
Amazon.com, Inc.* (Internet)	5,733	421,032
Ariba, Inc.* (Internet)	12,168	106,227
Art Technology Group, Inc.* (Internet)	29,835	76,079
Check Point Software Technologies, Ltd.* (Internet)	9,360	207,886
Concur Technologies, Inc.* (Software)	5,850	112,261
CyberSource Corp.* (Internet)	8,424	124,759
DealerTrack Holdings, Inc.* (Internet)	6,903	90,429
Digital River, Inc.* (Internet)	4,212	125,602
E* TRADE Financial Corp.* (Diversified Financial Services)	92,781	118,760
EarthLink, Inc.* (Internet)	15,795	103,773
eBay, Inc.* (Internet)	27,144	340,929
Expedia, Inc.* (Internet)	19,071	173,165
Google, Inc. - Class A* (Internet)	1,755	610,845
HLTH Corp.* (Internet)	10,998	113,829
IAC/InterActiveCorp* (Internet)	9,360	142,553
Internap Network Services Corp.* (Internet)	20,826	56,022
j2 Global Communications, Inc.* (Internet)	5,733	125,495
Juniper Networks, Inc.* (Telecommunications)	17,784	267,827
Monster Worldwide, Inc.* (Internet)	15,561	126,822
Netflix, Inc.* (Internet)	3,861	165,714
NETGEAR, Inc.* (Telecommunications)	7,254	87,411
Overstock.com, Inc.* (Internet)	5,733	52,457
Priceline.com, Inc.* (Internet)	2,340	184,345
Quest Software, Inc.* (Software)	8,892	112,751
RealNetworks, Inc.* (Internet)	26,793	62,428
Salesforce.com, Inc.* (Software)	5,967	195,300
Sapient Corp.* (Internet)	18,954	84,724
SONICWALL, Inc.* (Internet)	14,274	63,662
Sonus Networks, Inc.* (Telecommunications)	42,003	65,945
TD Ameritrade Holding Corp.* (Diversified Financial Services)	14,625	201,971
Tibco Software, Inc.* (Internet)	21,996	129,117
Ticketmaster Entertainment, Inc.* (Commercial Services)	14,157	52,239
United Online, Inc. (Internet)	18,486	82,448
ValueClick, Inc.* (Internet)	14,274	121,472
VeriSign, Inc.* (Internet)	10,413	196,493
Vocus, Inc.* (Internet)	4,680	62,197
Websense, Inc.* (Internet)	7,722	92,664
Yahoo!, Inc.* (Internet)	26,793	343,218

TOTAL COMMON STOCKS
(Cost $4,823,122)		6,105,335

TOTAL INVESTMENT SECURITIES
(Cost $4,823,122)—99.7%		6,105,335
Net other assets (liabilities)—0.3%		17,639

NET ASSETS—100.0%		$6,122,974

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Commercial Services	0.9%
Diversified Financial Services	5.2%
Internet	78.2%
Software	8.5%
Telecommunications	6.9%
Other**	0.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (90.8%)
Anadarko Petroleum Corp. (Oil & Gas)	32,178	$1,251,402
Apache Corp. (Oil & Gas)	23,355	1,496,822
Arena Resources, Inc.* (Oil & Gas)	2,595	66,121
Atlas America, Inc. (Oil & Gas)	2,595	22,706
Atwood Oceanics, Inc.* (Oil & Gas)	3,633	60,271
Baker Hughes, Inc. (Oil & Gas Services)	21,279	607,515
Berry Petroleum Co. - Class A (Oil & Gas)	2,595	28,441
Bill Barrett Corp.* (Oil & Gas)	2,076	46,170
BJ Services Co. (Oil & Gas Services)	20,241	201,398
Bristow Group, Inc.* (Transportation)	2,076	44,489
Cabot Oil & Gas Corp. (Oil & Gas)	7,266	171,260
Cameron International Corp.* (Oil & Gas Services)	15,051	330,068
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,076	18,435
Chart Industries, Inc.* (Machinery - Diversified)	2,076	16,359
Chesapeake Energy Corp. (Oil & Gas)	42,039	717,185
ChevronTexaco Corp. (Oil & Gas)	139,611	9,387,444
Cimarex Energy Co. (Oil & Gas)	5,709	104,931
Complete Production Services, Inc.* (Oil & Gas Services)	3,633	11,190
Comstock Resources, Inc.* (Oil & Gas)	3,114	92,797
Concho Resources, Inc.* (Oil & Gas)	4,152	106,250
ConocoPhillips (Oil & Gas)	96,015	3,759,947
Continental Resources, Inc.* (Oil & Gas)	2,076	44,032
Core Laboratories N.V. (Oil & Gas Services)	1,557	113,910
Denbury Resources, Inc.* (Oil & Gas)	17,127	254,507
Devon Energy Corp. (Oil & Gas)	29,064	1,298,870
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,671	293,619
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,709	126,169
Drill-Quip, Inc.* (Oil & Gas Services)	2,076	63,733
El Paso Corp. (Pipelines)	49,305	308,156
Encore Acquisition Co.* (Oil & Gas)	3,633	84,540
Energen Corp. (Gas)	4,671	136,066
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,114	41,323
Ensco International, Inc. (Oil & Gas)	9,861	260,330
EOG Resources, Inc. (Oil & Gas)	17,127	937,875
Evergreen Solar, Inc.* (Energy - Alternate Sources)	10,380	22,109
EXCO Resources, Inc.* (Oil & Gas)	11,937	119,370
Exterran Holdings, Inc.* (Oil & Gas Services)	4,671	74,829
Exxon Mobil Corp. (Oil & Gas)	248,097	16,895,406
First Solar, Inc.* (Energy - Alternate Sources)	3,114	413,228
FMC Technologies, Inc.* (Oil & Gas Services)	8,823	276,778
Forest Oil Corp.* (Oil & Gas)	6,228	81,898
Frontier Oil Corp. (Oil & Gas)	7,266	92,932
Global Industries, Ltd.* (Oil & Gas Services)	7,266	27,901
Goodrich Petroleum Corp.* (Oil & Gas)	2,076	40,191
Halliburton Co. (Oil & Gas Services)	62,280	963,472
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,709	29,344
Helmerich & Payne, Inc. (Oil & Gas)	6,747	153,629
Hercules Offshore, Inc.* (Oil & Gas Services)	6,228	9,840
Hess Corp. (Oil & Gas)	20,760	1,125,192
Holly Corp. (Oil & Gas)	3,114	66,017
ION Geophysical Corp.* (Oil & Gas Services)	6,228	9,716
Key Energy Services, Inc.* (Oil & Gas Services)	8,304	23,916
Marathon Oil Corp. (Oil & Gas)	49,305	1,296,228
Mariner Energy, Inc.* (Oil & Gas)	6,228	48,267
Murphy Oil Corp. (Oil & Gas)	12,975	580,891
Nabors Industries, Ltd.* (Oil & Gas)	19,722	197,023
National-Oilwell Varco, Inc.* (Oil & Gas Services)	28,545	819,527
Newfield Exploration Co.* (Oil & Gas)	9,342	212,063
Newpark Resources, Inc.* (Oil & Gas Services)	6,228	15,757
Noble Corp. (Oil & Gas)	18,165	437,595
Noble Energy, Inc. (Oil & Gas)	11,937	643,166
Occidental Petroleum Corp. (Oil & Gas)	56,571	3,148,176
Oceaneering International, Inc.* (Oil & Gas Services)	3,633	133,949
OGE Energy Corp. (Electric)	6,747	160,714
Oil States International, Inc.* (Oil & Gas Services)	3,633	48,755
Parker Drilling Co.* (Oil & Gas)	7,785	14,324
Patterson-UTI Energy, Inc. (Oil & Gas)	10,899	97,655
Penn Virginia Corp. (Oil & Gas)	3,114	34,192
Petrohawk Energy Corp.* (Oil & Gas)	19,203	369,274
Pioneer Natural Resources Co. (Oil & Gas)	8,304	136,767
Plains Exploration & Production Co.* (Oil & Gas)	7,266	125,193
Pride International, Inc.* (Oil & Gas)	11,937	214,627
Quicksilver Resources, Inc.* (Oil & Gas)	8,304	46,004
Range Resources Corp. (Oil & Gas)	10,899	448,603
Rowan Cos., Inc. (Oil & Gas)	7,266	86,974
SandRidge Energy, Inc.* (Oil & Gas)	6,747	44,463
Schlumberger, Ltd. (Oil & Gas Services)	83,040	3,373,085
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,557	90,789
Smith International, Inc. (Oil & Gas Services)	15,051	323,296
Southern Union Co. (Gas)	7,266	110,589
Southwestern Energy Co.* (Oil & Gas)	23,874	708,819
St. Mary Land & Exploration Co. (Oil & Gas)	4,152	54,931
Stone Energy Corp.* (Oil & Gas)	2,595	8,641
Sunoco, Inc. (Oil & Gas)	8,304	219,890
SunPower Corp. - Class A* (Energy - Alternate Sources)	3,114	74,051
SunPower Corp. - Class B* (Electrical Components & Equipment)	3,114	61,657

See accompanying notes to the Schedules of Portfolio Investments.

Superior Energy Services, Inc.* (Oil & Gas Services)	5,190	66,899
Swift Energy Co.* (Oil & Gas)	2,076	15,155
Tesoro Petroleum Corp. (Oil & Gas)	9,342	125,837
TETRA Technologies, Inc.* (Oil & Gas Services)	5,190	16,868
The Williams Cos., Inc. (Pipelines)	39,963	454,779
Tidewater, Inc. (Oil & Gas Services)	3,633	134,893
Transocean, Ltd.* (Oil & Gas)	22,317	1,313,132
Ultra Petroleum Corp.* (Oil & Gas)	10,380	372,538
Unit Corp.* (Oil & Gas)	3,114	65,145
Valero Energy Corp. (Oil & Gas)	35,811	641,017
W&T Offshore, Inc. (Oil & Gas)	2,076	12,767
Weatherford International, Ltd.* (Oil & Gas Services)	47,229	522,825
Whiting Petroleum Corp.* (Oil & Gas)	3,633	93,913
XTO Energy, Inc. (Oil & Gas)	39,963	1,223,667

TOTAL COMMON STOCKS
(Cost $43,527,755)		62,375,469

TOTAL INVESTMENT SECURITIES
(Cost $43,527,755)—90.8%		62,375,469
Net other assets (liabilities)—9.2%		6,332,148

NET ASSETS—100.0%		$68,707,617

*	Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 4/1/09	$6,598,021	$(1,979)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Electric	0.2%
Electrical Components & Equipment	0.2%
Energy - Alternate Sources	0.7%
Gas	0.4%
Machinery - Diversified	NM
Oil & Gas	75.8%
Oil & Gas Services	12.2%
Pipelines	1.2%
Transportation	0.1%
Other**	9.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (81.2%)
Abbott Laboratories (Pharmaceuticals)	21,910	$1,045,107
Alkermes, Inc.* (Pharmaceuticals)	1,845	22,380
Allergan, Inc. (Pharmaceuticals)	5,740	274,142
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	820	22,730
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,010	526,299
Cephalon, Inc.* (Pharmaceuticals)	1,230	83,763
Eli Lilly & Co. (Pharmaceuticals)	15,145	505,995
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,050	36,244
Enzon Pharmaceuticals, Inc.* (Biotechnology)	820	4,977
Forest Laboratories, Inc.* (Pharmaceuticals)	5,740	126,050
Hospira, Inc.* (Pharmaceuticals)	3,075	94,895
Johnson & Johnson (Healthcare - Products)	52,480	2,760,448
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,715	33,335
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,025	12,679
Merck & Co., Inc. (Pharmaceuticals)	19,475	520,956
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,740	76,973
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	615	5,824
Perrigo Co. (Pharmaceuticals)	1,640	40,721
Pfizer, Inc. (Pharmaceuticals)	127,715	1,739,478
Schering-Plough Corp. (Pharmaceuticals)	22,550	531,053
Sepracor, Inc.* (Pharmaceuticals)	2,050	30,053
The Medicines Co.* (Pharmaceuticals)	1,025	11,111
Theravance, Inc.* (Pharmaceuticals)	1,025	17,425
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,230	21,882
Warner Chilcott, Ltd.* (Pharmaceuticals)	1,640	17,253
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,050	63,776
Wyeth (Pharmaceuticals)	11,815	508,518

TOTAL COMMON STOCKS
(Cost $8,858,870)		9,134,067

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	$6,000	6,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $6,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	6,000	6,000
UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 5.40%, 6/4/12, market value $5,129)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,000)		17,000

	Shares

Rights/Warrants(NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 1/3/11*CVR @ $6.00 (Holding Companies - Diversified)	434	161

TOTAL RIGHTS/WARRANTS
(Cost $0)		161

TOTAL INVESTMENT SECURITIES
(Cost $8,875,870)—81.4%		9,151,228
Net other assets (liabilities)—18.6%		2,090,950

NET ASSETS—100.0%		$11,242,178

*	Non-income producing security
CVR	Contingent Value Right

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 4/1/09	$2,099,370	$(630)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Biotechnology	NM
Healthcare - Products	24.8%
Holding Companies - Diversified	NM
Pharmaceuticals	56.4%
Other**	18.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (20.5%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$20,633,000	$20,633,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,633,000)		20,633,000

Repurchase Agreements (82.2%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $20,633,034 (Collateralized by $21,000,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $21,051,004)	20,633,000	20,633,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $20,633,063 (Collateralized by $21,049,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $21,046,779)	20,633,000	20,633,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $20,633,046 (Collateralized by $19,577,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $21,046,417)	20,633,000	20,633,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $20,630,040 (Collateralized by $20,935,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $21,048,533)	20,630,000	20,630,000

TOTAL REPURCHASE AGREEMENTS (Cost $82,529,000)		82,529,000

TOTAL INVESTMENT SECURITIES (Cost $103,162,000)—102.7%		103,162,000
Net other assets (liabilities)—(2.7)%		(2,690,190)

NET ASSETS—100.0%		$100,471,810

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $30,700,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 4/23/09	$100,485,374	$(4,527,806)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,786	$65,010
AMB Property Corp. (REIT)	6,674	96,106
American Campus Communities, Inc. (REIT)	1,974	34,269
Annaly Mortgage Management, Inc. (REIT)	25,662	355,932
Apartment Investment and Management Co. - Class A (REIT)	5,546	30,392
Avalonbay Communities, Inc. (REIT)	3,760	176,946
BioMed Realty Trust, Inc. (REIT)	3,854	26,092
Boston Properties, Inc. (REIT)	5,640	197,569
Brandywine Realty Trust (REIT)	4,230	12,056
BRE Properties, Inc. - Class A (REIT)	2,444	47,976
Brookfield Properties Corp. (Real Estate)	9,682	55,575
Camden Property Trust (REIT)	2,538	54,770
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	10,716	43,185
CBL & Associates Properties, Inc. (REIT)	3,196	7,543
Colonial Properties Trust (REIT)	1,974	7,521
Corporate Office Properties Trust (REIT)	2,444	60,685
Cousins Properties, Inc. (REIT)	1,974	12,713
DCT Industrial Trust, Inc. (REIT)	8,178	25,924
Developers Diversified Realty Corp. (REIT)	5,734	12,213
DiamondRock Hospitality Co. (REIT)	4,324	17,339
Digital Realty Trust, Inc. (REIT)	3,384	112,281
Douglas Emmett, Inc. (REIT)	5,170	38,206
Duke-Weeks Realty Corp. (REIT)	6,956	38,258
Entertainment Properties Trust (REIT)	1,598	25,184
Equity Lifestyle Properties, Inc. (REIT)	1,128	42,977
Equity Residential Properties Trust (REIT)	12,972	238,036
Essex Property Trust, Inc. (REIT)	1,316	75,459
Federal Realty Investment Trust (REIT)	2,820	129,720
First Industrial Realty Trust, Inc. (REIT)	2,068	5,067
Forest City Enterprises, Inc. - Class A (Real Estate)	3,196	11,506
Forestar Group, Inc.* (Real Estate)	1,598	12,225
Franklin Street Properties Corp. (REIT)	3,008	36,998
Hatteras Financial Corp. (REIT)	1,692	42,283
HCP, Inc. (REIT)	12,032	214,771
Health Care REIT, Inc. (REIT)	5,264	161,026
Healthcare Realty Trust, Inc. (REIT)	2,820	42,272
Highwoods Properties, Inc. (REIT)	3,008	64,431
Home Properties, Inc. (REIT)	1,504	46,098
Hospitality Properties Trust (REIT)	4,512	54,144
Host Marriott Corp. (REIT)	24,910	97,647
HRPT Properties Trust (REIT)	10,716	34,184
iStar Financial, Inc. (REIT)	4,700	13,207
Jones Lang LaSalle, Inc. (Real Estate)	1,692	39,356
Kilroy Realty Corp. (REIT)	1,598	27,470
Kimco Realty Corp. (REIT)	10,998	83,805
LaSalle Hotel Properties (REIT)	1,974	11,528
Lexington Corporate Properties Trust (REIT)	3,666	8,725
Liberty Property Trust (REIT)	4,700	89,018
Mack-Cali Realty Corp. (REIT)	3,102	61,451
MFA Financial, Inc. (REIT)	10,622	62,457
Mid-America Apartment Communities, Inc. (REIT)	1,316	40,572
National Retail Properties, Inc. (REIT)	3,760	59,558
Nationwide Health Properties, Inc. (REIT)	4,888	108,465
OMEGA Healthcare Investors, Inc. (REIT)	3,948	55,588
Pennsylvania REIT (REIT)	1,880	6,674
Plum Creek Timber Co., Inc. (Forest Products & Paper)	7,990	232,269
Post Properties, Inc. (REIT)	2,068	20,970
Potlatch Corp. (Forest Products & Paper)	1,880	43,597
ProLogis (REIT)	12,690	82,485
Public Storage, Inc. (REIT)	6,110	337,578
Rayonier, Inc. (Forest Products & Paper)	3,760	113,627
Realty Income Corp. (REIT)	4,982	93,761
Redwood Trust, Inc. (REIT)	2,444	37,515
Regency Centers Corp. (REIT)	3,290	87,415
Senior Housing Properties Trust (REIT)	5,734	80,391
Simon Property Group, Inc. (REIT)	11,374	393,995
SL Green Realty Corp. (REIT)	2,726	29,441
St. Joe Co.* (Real Estate)	4,418	73,957
Sunstone Hotel Investors, Inc. (REIT)	2,538	6,675
Tanger Factory Outlet Centers, Inc. (REIT)	1,504	46,413
Taubman Centers, Inc. (REIT)	2,538	43,248
The Macerich Co. (REIT)	3,666	22,949
UDR, Inc. (REIT)	6,486	55,844
Ventas, Inc. (REIT)	6,862	155,150
Vornado Realty Trust (REIT)	6,956	231,217
Washington REIT (REIT)	2,538	43,907
Weingarten Realty Investors (REIT)	3,854	36,690

TOTAL COMMON STOCKS
(Cost $5,217,516)		5,799,557

TOTAL INVESTMENT SECURITIES
(Cost $5,217,516)—99.9%		5,799,557
Net other assets (liabilities)—0.1%		6,336

NET ASSETS—100.0%		$5,805,893

*	Non-income producing security

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Forest Products & Paper	6.8%
REIT	89.0%
Real Estate	4.1%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (85.6%)
Actel Corp.* (Semiconductors)	696	$7,044
Advanced Micro Devices, Inc.* (Semiconductors)	16,704	50,947
Altera Corp. (Semiconductors)	9,048	158,792
Amkor Technology, Inc.* (Semiconductors)	3,132	8,394
Analog Devices, Inc. (Semiconductors)	8,700	167,649
Applied Materials, Inc. (Semiconductors)	40,716	437,697
Applied Micro Circuits Corp.* (Semiconductors)	2,088	10,148
Atheros Communications* (Telecommunications)	1,740	25,508
Atmel Corp.* (Semiconductors)	13,572	49,266
Broadcom Corp. - Class A* (Semiconductors)	12,876	257,263
Brooks Automation, Inc.* (Semiconductors)	1,740	8,021
Cabot Microelectronics Corp.* (Chemicals)	696	16,725
Cirrus Logic, Inc.* (Semiconductors)	1,740	6,542
Cohu, Inc. (Semiconductors)	696	5,011
Cree Research, Inc.* (Semiconductors)	2,436	57,319
Cymer, Inc.* (Electronics)	1,044	23,239
Cypress Semiconductor Corp.* (Semiconductors)	4,524	30,627
DSP Group, Inc.* (Semiconductors)	696	3,007
Exar Corp.* (Semiconductors)	1,044	6,515
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,828	14,278
FormFactor, Inc.* (Semiconductors)	1,392	25,084
Integrated Device Technology, Inc.* (Semiconductors)	5,220	23,751
Intel Corp. (Semiconductors)	107,880	1,623,594
InterDigital, Inc.* (Telecommunications)	1,392	35,941
International Rectifier Corp.* (Semiconductors)	2,088	28,209
Intersil Corp. - Class A (Semiconductors)	3,828	44,022
KLA -Tencor Corp. (Semiconductors)	5,220	104,400
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,740	4,559
Lam Research Corp.* (Semiconductors)	3,828	87,164
Lattice Semiconductor Corp.* (Semiconductors)	3,480	4,802
Linear Technology Corp. (Semiconductors)	6,264	143,947
LSI Logic Corp.* (Semiconductors)	19,488	59,244
Marvell Technology Group, Ltd.* (Semiconductors)	14,616	133,883
Maxim Integrated Products, Inc. (Semiconductors)	9,744	128,718
MEMC Electronic Materials, Inc.* (Semiconductors)	6,960	114,770
Micrel, Inc. (Semiconductors)	1,392	9,800
Microchip Technology, Inc. (Semiconductors)	5,568	117,986
Micron Technology, Inc.* (Semiconductors)	23,316	94,663
Microsemi Corp.* (Semiconductors)	2,436	28,258
National Semiconductor Corp. (Semiconductors)	6,960	71,479
Novellus Systems, Inc.* (Semiconductors)	3,132	52,085
NVIDIA Corp.* (Semiconductors)	16,356	161,270
OmniVision Technologies, Inc.* (Semiconductors)	1,392	9,354
ON Semiconductor Corp.* (Semiconductors)	12,528	48,859
PMC-Sierra, Inc.* (Semiconductors)	6,612	42,185
Rambus, Inc.* (Semiconductors)	3,132	29,629
RF Micro Devices, Inc.* (Telecommunications)	7,308	9,720
SanDisk Corp.* (Computers)	6,960	88,044
Semtech Corp.* (Semiconductors)	1,740	23,229
Silicon Image, Inc.* (Semiconductors)	2,088	5,011
Silicon Laboratories, Inc.* (Semiconductors)	1,392	36,749
Skyworks Solutions, Inc.* (Semiconductors)	4,872	39,268
Teradyne, Inc.* (Semiconductors)	5,220	22,864
Tessera Technologies, Inc.* (Semiconductors)	1,392	18,611
Texas Instruments, Inc. (Semiconductors)	39,324	649,239
TriQuint Semiconductor, Inc.* (Semiconductors)	4,524	11,174
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,088	45,226
Xilinx, Inc. (Semiconductors)	8,352	160,024
Zoran Corp.* (Semiconductors)	1,392	12,250

TOTAL COMMON STOCKS
(Cost $5,331,589)		5,693,057

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $4,000 (Collateralized by $10,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,024)	$4,000	4,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $4,000 (Collateralized by $10,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $10,025)	4,000	4,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $5,000 (Collateralized by $5,000 Federal Home Loan Mortgage Corp., 5.40%, 6/4/12, market value $5,129)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES
(Cost $5,344,589)—85.8%		5,706,057
Net other assets (liabilities)—14.2%		942,934

NET ASSETS—100.0%		$6,648,991

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 4/1/09	$899,730	$(270)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Chemicals	0.3%
Computers	1.3%
Electronics	0.3%
Semiconductors	82.7%
Telecommunications	1.0%
Other**	14.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (96.5%)
3Com Corp.* (Telecommunications)	2,584	$7,985
ACI Worldwide, Inc.* (Software)	323	6,056
Actel Corp.* (Semiconductors)	323	3,269
Adaptec, Inc.* (Telecommunications)	646	1,550
ADC Telecommunications, Inc.* (Telecommunications)	646	2,836
Adobe Systems, Inc.* (Software)	3,553	75,999
ADTRAN, Inc. (Telecommunications)	323	5,236
Advanced Micro Devices, Inc.* (Semiconductors)	3,876	11,822
Akamai Technologies, Inc.* (Internet)	1,292	25,065
Altera Corp. (Semiconductors)	1,938	34,012
Amdocs, Ltd.* (Telecommunications)	1,292	23,928
American Tower Corp.* (Telecommunications)	2,584	78,631
Amkor Technology, Inc.* (Semiconductors)	646	1,731
Analog Devices, Inc. (Semiconductors)	1,938	37,345
ANSYS, Inc.* (Software)	646	16,215
Apple Computer, Inc.* (Computers)	6,137	645,121
Applied Materials, Inc. (Semiconductors)	9,367	100,695
Applied Micro Circuits Corp.* (Semiconductors)	323	1,570
Ariba, Inc.* (Internet)	646	5,640
Arris Group, Inc.* (Telecommunications)	969	7,142
Atheros Communications* (Telecommunications)	323	4,735
Atmel Corp.* (Semiconductors)	3,230	11,725
Autodesk, Inc.* (Software)	1,615	27,148
Avocent Corp.* (Internet)	323	3,921
Blackboard, Inc.* (Software)	323	10,252
BMC Software, Inc.* (Software)	1,292	42,636
Brightpoint, Inc.* (Distribution/Wholesale)	323	1,382
Broadcom Corp. - Class A* (Semiconductors)	2,907	58,082
Brocade Communications Systems, Inc.* (Computers)	2,584	8,915
Brooks Automation, Inc.* (Semiconductors)	323	1,489
CA, Inc. (Software)	2,907	51,192
CACI International, Inc. - Class A* (Computers)	323	11,786
Cadence Design Systems, Inc.* (Computers)	1,615	6,783
Cerner Corp.* (Software)	323	14,202
Check Point Software Technologies, Ltd.* (Internet)	1,292	28,695
Ciena Corp.* (Telecommunications)	646	5,026
Cirrus Logic, Inc.* (Semiconductors)	323	1,214
Cisco Systems, Inc.* (Telecommunications)	40,375	677,089
Citrix Systems, Inc.* (Software)	1,292	29,251
Cognizant Technology Solutions Corp.* (Computers)	1,938	40,291
Computer Sciences Corp.* (Computers)	969	35,698
Compuware Corp.* (Software)	1,615	10,643
Comtech Telecommunications Corp.* (Telecommunications)	323	8,001
Concur Technologies, Inc.* (Software)	323	6,198
Corning, Inc. (Telecommunications)	10,659	141,445
Cree Research, Inc.* (Semiconductors)	646	15,200
Crown Castle International Corp.* (Telecommunications)	1,615	32,962
CSG Systems International, Inc.* (Software)	323	4,612
Cymer, Inc.* (Electronics)	323	7,190
Cypress Semiconductor Corp.* (Semiconductors)	969	6,560
Dell, Inc.* (Computers)	11,951	113,296
Diebold, Inc. (Computers)	323	6,896
Digital River, Inc.* (Internet)	323	9,632
DST Systems, Inc.* (Computers)	323	11,182
Dycom Industries, Inc.* (Engineering & Construction)	323	1,870
EarthLink, Inc.* (Internet)	646	4,244
Echostar Holding Corp.* (Telecommunications)	323	4,790
Electronics for Imaging, Inc.* (Computers)	323	3,165
EMC Corp.* (Computers)	13,889	158,335
Emulex Corp.* (Semiconductors)	646	3,249
Equinix, Inc.* (Internet)	323	18,136
Exar Corp.* (Semiconductors)	323	2,016
Extreme Networks, Inc.* (Telecommunications)	646	982
F5 Networks, Inc.* (Internet)	646	13,534
Fair Isaac Corp. (Software)	323	4,545
Fairchild Semiconductor International, Inc.* (Semiconductors)	969	3,614
Finisar Corp.* (Telecommunications)	2,907	1,279
FormFactor, Inc.* (Semiconductors)	323	5,820
Gartner Group, Inc.* (Commercial Services)	323	3,556
Google, Inc. - Class A* (Internet)	1,615	562,117
Harmonic, Inc.* (Telecommunications)	646	4,199
Harris Corp. (Telecommunications)	969	28,043
Hewlett-Packard Co. (Computers)	11,473	367,824
IAC/InterActiveCorp* (Internet)	646	9,839
Imation Corp. (Computers)	323	2,471
Informatica Corp.* (Software)	646	8,566
Infospace, Inc.* (Internet)	323	1,680
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	969	12,248
Insight Enterprises, Inc.* (Retail)	323	988
Integrated Device Technology, Inc.* (Semiconductors)	1,292	5,879
Intel Corp. (Semiconductors)	38,114	573,616
InterDigital, Inc.* (Telecommunications)	323	8,340
Intermec, Inc.* (Machinery - Diversified)	323	3,359
International Business Machines Corp. (Computers)	9,367	907,569
International Rectifier Corp.* (Semiconductors)	646	8,727
Intersil Corp. - Class A (Semiconductors)	969	11,144
Intuit, Inc.* (Software)	1,938	52,326

See accompanying notes to the Schedules of Portfolio Investments.

j2 Global Communications, Inc.* (Internet)	323	7,070
JDA Software Group, Inc.* (Software)	323	3,731
JDS Uniphase Corp.* (Telecommunications)	1,615	5,249
Juniper Networks, Inc.* (Telecommunications)	3,553	53,508
KLA -Tencor Corp. (Semiconductors)	1,292	25,840
Kulicke & Soffa Industries, Inc.* (Semiconductors)	323	846
Lam Research Corp.* (Semiconductors)	969	22,064
Lattice Semiconductor Corp.* (Semiconductors)	646	891
Lexmark International, Inc. - Class A* (Computers)	646	10,898
Linear Technology Corp. (Semiconductors)	1,292	29,690
LSI Logic Corp.* (Semiconductors)	4,522	13,747
Macrovision Solutions Corp.* (Entertainment)	646	11,492
Marvell Technology Group, Ltd.* (Semiconductors)	3,230	29,587
Maxim Integrated Products, Inc. (Semiconductors)	2,261	29,868
McAfee, Inc.* (Internet)	969	32,462
MEMC Electronic Materials, Inc.* (Semiconductors)	1,615	26,631
Mentor Graphics Corp.* (Computers)	646	2,868
Micrel, Inc. (Semiconductors)	323	2,274
Microchip Technology, Inc. (Semiconductors)	1,292	27,378
Micron Technology, Inc.* (Semiconductors)	5,168	20,982
Micros Systems, Inc.* (Computers)	646	12,113
Microsemi Corp.* (Semiconductors)	646	7,494
Microsoft Corp. (Software)	54,264	996,830
Motorola, Inc. (Telecommunications)	14,535	61,483
National Semiconductor Corp. (Semiconductors)	1,615	16,586
NCR Corp.* (Computers)	969	7,704
NetApp, Inc.* (Computers)	2,261	33,553
Novell, Inc.* (Software)	2,261	9,632
Novellus Systems, Inc.* (Semiconductors)	646	10,743
Nuance Communications, Inc.* (Software)	1,615	17,539
NVIDIA Corp.* (Semiconductors)	3,553	35,033
Omniture, Inc.* (Commercial Services)	646	8,521
OmniVision Technologies, Inc.* (Semiconductors)	323	2,171
ON Semiconductor Corp.* (Semiconductors)	2,907	11,337
Oracle Corp.* (Software)	21,486	388,252
Palm, Inc.* (Computers)	969	8,353
Parametric Technology Corp.* (Software)	646	6,447
Perot Systems Corp. - Class A* (Computers)	646	8,321
Pitney Bowes, Inc. (Office/Business Equipment)	1,292	30,168
Plantronics, Inc. (Telecommunications)	323	3,899
PMC-Sierra, Inc.* (Semiconductors)	1,615	10,304
Polycom, Inc.* (Telecommunications)	646	9,942
Progress Software Corp.* (Software)	323	5,607
QLogic Corp.* (Semiconductors)	969	10,775
Qualcomm, Inc. (Telecommunications)	9,705	377,622
Quest Software, Inc.* (Software)	323	4,096
Rambus, Inc.* (Semiconductors)	646	6,111
Red Hat, Inc.* (Software)	1,292	23,049
RF Micro Devices, Inc.* (Telecommunications)	1,615	2,148
S1 Corp.* (Internet)	323	1,663
SAIC, Inc.* (Commercial Services)	1,292	24,122
Salesforce.com, Inc.* (Software)	646	21,144
SanDisk Corp.* (Computers)	1,615	20,430
SAVVIS, Inc.* (Telecommunications)	323	1,999
SBA Communications Corp. - Class A* (Telecommunications)	646	15,052
Seagate Technology (Computers)	3,230	19,412
Semtech Corp.* (Semiconductors)	323	4,312
Silicon Image, Inc.* (Semiconductors)	646	1,550
Silicon Laboratories, Inc.* (Semiconductors)	323	8,527
Skyworks Solutions, Inc.* (Semiconductors)	1,292	10,414
Solera Holdings, Inc.* (Software)	323	8,004
SONICWALL, Inc.* (Internet)	323	1,441
Sonus Networks, Inc.* (Telecommunications)	1,292	2,028
SRA International, Inc. - Class A* (Computers)	323	4,748
Sun Microsystems, Inc.* (Computers)	5,168	37,830
Sybase, Inc.* (Software)	646	19,567
Sycamore Networks, Inc.* (Telecommunications)	1,292	3,450
Symantec Corp.* (Internet)	5,491	82,036
Synaptics, Inc.* (Computers)	323	8,644
Syniverse Holdings, Inc.* (Telecommunications)	323	5,090
Synopsys, Inc.* (Computers)	969	20,087
Tech Data Corp.* (Distribution/Wholesale)	323	7,035
Tekelec* (Telecommunications)	323	4,273
Tellabs, Inc.* (Telecommunications)	2,584	11,835
Teradata Corp.* (Computers)	1,292	20,956
Teradyne, Inc.* (Semiconductors)	1,292	5,659
Tessera Technologies, Inc.* (Semiconductors)	323	4,319
Texas Instruments, Inc. (Semiconductors)	9,044	149,316
Tibco Software, Inc.* (Internet)	1,292	7,584
TriQuint Semiconductor, Inc.* (Semiconductors)	969	2,393
Unisys Corp.* (Computers)	2,261	1,198
United Online, Inc. (Internet)	646	2,881
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	646	13,992
VeriFone Holdings, Inc.* (Software)	646	4,393
VeriSign, Inc.* (Internet)	1,292	24,380
VMware, Inc. - Class A* (Software)	323	7,629
Websense, Inc.* (Internet)	323	3,876
Western Digital Corp.* (Computers)	1,615	31,234

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc.* (Software)	323	2,067
Xerox Corp. (Office/Business Equipment)	6,137	27,923
Xilinx, Inc. (Semiconductors)	1,938	37,132
Yahoo!, Inc.* (Internet)	8,721	111,716
Zoran Corp.* (Semiconductors)	323	2,842

TOTAL COMMON STOCKS
(Cost $5,927,981)		8,624,339

TOTAL INVESTMENT SECURITIES
(Cost $5,927,981)—96.5%		8,624,339
Net other assets (liabilities)—3.5%		316,585

NET ASSETS—100.0%		$8,940,924

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of March 31, 2009:
Commercial Services	0.4%
Computers	28.7%
Distribution/Wholesale	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	10.7%
Machinery - Diversified	NM
Office/Business Equipment	0.6%
Retail	NM
Semiconductors	16.3%
Software	21.3%
Telecommunications	18.1%
Other**	3.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (65.7%)
AT&T, Inc. (Telecommunications)	108,184	$2,726,237
CenturyTel, Inc. (Telecommunications)	4,041	113,633
Cincinnati Bell, Inc.* (Telecommunications)	8,980	20,654
Embarq Corp. (Telecommunications)	5,388	203,936
Frontier Communications Corp. (Telecommunications)	12,123	87,043
Leap Wireless International, Inc.* (Telecommunications)	2,245	78,283
Leucadia National Corp.* (Holding Companies - Diversified)	6,735	100,284
Level 3 Communications, Inc.* (Telecommunications)	62,860	57,831
MetroPCS Communications, Inc.* (Telecommunications)	9,429	161,047
NII Holdings, Inc. - Class B* (Telecommunications)	6,286	94,290
Qwest Communications International, Inc. (Telecommunications)	54,329	185,805
RCN Corp.* (Telecommunications)	1,347	4,984
Sprint Nextel Corp.* (Telecommunications)	108,209	386,306
Telephone & Data Systems, Inc. (Telecommunications)	2,245	59,515
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,796	42,475
tw telecom, Inc.* (Telecommunications)	5,837	51,074
US Cellular Corp.* (Telecommunications)	449	14,970
Verizon Communications, Inc. (Telecommunications)	88,852	2,683,331
Virgin Media, Inc. (Telecommunications)	11,225	53,880
Windstream Corp. (Telecommunications)	17,062	137,520

TOTAL COMMON STOCKS (Cost $6,347,707)		7,263,098

TOTAL INVESTMENT SECURITIES (Cost $6,347,707)—65.7%		7,263,098
Net other assets (liabilities)—34.3%		3,793,227

NET ASSETS—100.0%		$11,056,325

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 4/1/09	$3,798,860	$(1,140)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Holding Companies - Diversified	0.9%
Telecommunications	64.8%
Other**	34.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	March 31, 2009
(unaudited)

	Shares	Value

Common Stocks (100.8%)
AGL Resources, Inc. (Gas)	4,845	$128,538
Allegheny Energy, Inc. (Electric)	10,982	254,453
ALLETE, Inc. (Electric)	1,615	43,104
Alliant Energy Corp. (Electric)	7,106	175,447
Ameren Corp. (Electric)	13,566	314,596
American Electric Power, Inc. (Electric)	26,486	669,036
American Water Works Co., Inc. (Water)	3,876	74,574
Aqua America, Inc. (Water)	8,721	174,420
Atmos Energy Corp. (Gas)	5,814	134,420
Avista Corp. (Electric)	3,553	48,960
Black Hills Corp. (Electric)	2,584	46,228
California Water Service Group (Water)	1,292	54,083
Calpine Corp.* (Electric)	23,579	160,573
CenterPoint Energy, Inc. (Electric)	20,026	208,871
Cleco Corp. (Electric)	3,876	84,070
CMS Energy Corp. (Electric)	14,535	172,094
Consolidated Edison, Inc. (Electric)	17,765	703,672
Constellation Energy Group, Inc. (Electric)	11,628	240,234
Covanta Holding Corp.* (Energy - Alternate Sources)	8,075	105,702
Dominion Resources, Inc. (Electric)	37,791	1,171,143
DPL, Inc. (Electric)	7,429	167,450
DTE Energy Co. (Electric)	10,659	295,254
Duke Energy Corp. (Electric)	81,719	1,170,216
Dynegy, Inc. - Class A* (Electric)	32,623	45,998
Edison International (Electric)	19,380	558,338
El Paso Electric Co.* (Electric)	2,907	40,960
Entergy Corp. (Electric)	12,274	835,737
EQT Corp. (Oil & Gas)	8,398	263,109
Exelon Corp. (Electric)	42,959	1,949,909
FirstEnergy Corp. (Electric)	20,026	773,004
FPL Group, Inc. (Electric)	24,548	1,245,320
Great Plains Energy, Inc. (Electric)	7,752	104,419
Hawaiian Electric Industries, Inc. (Electric)	5,814	79,884
IDACORP, Inc. (Electric)	2,907	67,907
Integrys Energy Group, Inc. (Electric)	4,845	126,164
ITC Holdings Corp. (Electric)	3,230	140,893
Laclede Group, Inc. (Gas)	1,292	50,362
Mirant Corp.* (Electric)	10,336	117,830
National Fuel Gas Co. (Pipelines)	4,522	138,690
New Jersey Resources Corp. (Gas)	2,907	98,780
Nicor, Inc. (Gas)	2,907	96,600
NiSource, Inc. (Electric)	17,765	174,097
Northeast Utilities System (Electric)	11,305	244,075
Northwest Natural Gas Co. (Gas)	1,615	70,123
NorthWestern Corp. (Electric)	2,261	48,566
NRG Energy, Inc.* (Electric)	15,181	267,186
NSTAR (Electric)	7,106	226,539
NV Energy, Inc. (Electric)	15,181	142,550
ONEOK, Inc. (Gas)	6,460	146,190
Pepco Holdings, Inc. (Electric)	14,212	177,366
PG&E Corp. (Electric)	23,902	913,534
Piedmont Natural Gas Co., Inc. (Gas)	4,522	117,075
Pinnacle West Capital Corp. (Electric)	6,460	171,578
PNM Resources, Inc. (Electric)	5,168	42,688
Portland General Electric Co. (Electric)	4,845	85,224
PPL Corp. (Electric)	24,225	695,500
Progress Energy, Inc. (Electric)	17,119	620,735
Public Service Enterprise Group, Inc. (Electric)	33,269	980,437
Questar Corp. (Pipelines)	11,305	332,706
Reliant Resources, Inc.* (Electric)	22,933	73,156
SCANA Corp. (Electric)	7,106	219,504
Sempra Energy (Gas)	14,858	687,034
South Jersey Industries, Inc. (Gas)	1,938	67,830
Southern Co. (Electric)	50,711	1,552,771
Southwest Gas Corp. (Gas)	2,907	61,250
Spectra Energy Corp. (Pipelines)	41,667	589,171
TECO Energy, Inc. (Electric)	12,920	144,058
The AES Corp.* (Electric)	43,605	253,345
UGI Corp. (Gas)	7,106	167,773
Unisource Energy Corp. (Electric)	2,261	63,738
Vectren Corp. (Gas)	5,168	108,993
Westar Energy, Inc. (Electric)	7,106	124,568
WGL Holdings, Inc. (Gas)	3,230	105,944
Wisconsin Energy Corp. (Electric)	7,752	319,150
Xcel Energy, Inc. (Electric)	29,393	547,592

TOTAL COMMON STOCKS (Cost $18,698,112)		23,873,088

TOTAL INVESTMENT SECURITIES (Cost $18,698,112)—100.8%		23,873,088
Net other assets (liabilities)—(0.8)%		(200,294)

NET ASSETS—100.0%		$23,672,794

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of March 31, 2009:

Electric	84.9%
Energy - Alternate Sources	0.4%
Gas	8.7%
Oil & Gas	1.1%
Pipelines	4.5%
Water	1.2%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (15.0%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$11,281,000	$11,281,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,281,000)		11,281,000

U.S. Treasury Obligations (25.0%)
U.S. Treasury Bonds, 3.50%, 2/15/39+	19,000,000	18,836,719

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,531,971)		18,836,719

Repurchase Agreements (59.9%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,281,019 (Collateralized by $11,480,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $11,507,882)	11,281,000	11,281,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,281,034 (Collateralized by $11,509,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $11,507,786)	11,281,000	11,281,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,281,025 (Collateralized by $10,801,000 of various U.S. Government Agency Obligations, 0.80%-4.13%, 12/30/09-9/27/13, market value $11,506,910)	11,281,000	11,281,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $11,280,022 (Collateralized by $11,450,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $11,512,095)	11,280,000	11,280,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,123,000)		45,123,000

TOTAL INVESTMENT SECURITIES
(Cost $74,935,971)—99.9%		75,240,719
Net other assets (liabilities)—0.1%		77,698

NET ASSETS—100.0%		$75,318,417

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $7,100,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 6/30/09 (Underlying notional amount at value $6,614,859)	51	$148,326

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement based on the 30-Year U.S. Treasury Bond (3.50% due 2/15/39) terminating on 4/23/09	$71,381,250	$879,189

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (21.1%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$9,934,000	$9,934,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,934,000)		9,934,000

Repurchase Agreements (84.1%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $9,934,017 (Collateralized by $10,110,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $10,134,555)	9,934,000	9,934,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $9,934,030 (Collateralized by $10,135,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $10,133,931)	9,934,000	9,934,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $9,934,022 (Collateralized by $9,523,000 of various U.S. Government Agency Obligations, 0.80%-4.13%, 12/30/09-9/27/13, market value $10,132,986)	9,934,000	9,934,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $9,932,019 (Collateralized by $10,085,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $10,139,692)	9,932,000	9,932,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,734,000)		39,734,000

	Contracts

Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 202, expiring 5/22/09	150	675

TOTAL OPTIONS PURCHASED
(Cost $2,729)		675

TOTAL INVESTMENT SECURITIES
(Cost $49,670,729)—105.2%		49,668,675
Net other assets (liabilities)—(5.2)%		(2,438,621)

NET ASSETS—100.0%		$47,230,054

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $7,100,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/30/09 (Underlying notional amount at value $518,813)	4	$(5,531)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement based on the 30-Year U.S. Treasury Bond (3.50% due 2/15/39) terminating on 4/23/09	$(59,087,813)	$(1,786,774)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (21.5%)
Federal Home Loan Bank, 0.01%‡, 4/1/09+	$368,000	$368,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $368,000)		368,000

Repurchase Agreements (86.0%)
Bank of America, 0.06%, 4/1/09+, dated 3/31/09, with a repurchase price of $368,001 (Collateralized by $380,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $380,923)	368,000	368,000
Deutsche Bank, 0.11%, 4/1/09+, dated 3/31/09, with a repurchase price of $368,001 (Collateralized by $377,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $376,960)	368,000	368,000
HSBC, 0.08%, 4/1/09+, dated 3/31/09, with a repurchase price of $368,001 (Collateralized by $380,000 Federal Home Loan Bank, 0.80%, 12/30/09, market value $380,964)	368,000	368,000
UBS, 0.07%, 4/1/09+, dated 3/31/09, with a repurchase price of $365,001 (Collateralized by $380,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $382,061)	365,000	365,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,469,000)		1,469,000

TOTAL INVESTMENT SECURITIES (Cost $1,837,000)—107.5%		1,837,000
Net other assets (liabilities)—(7.5)%		(127,486)

NET ASSETS—100.0%		$1,709,514

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2009, the aggregate amount held in a segregated account was $492,000.
‡	Represents the effective yield or interest rate in effect at March 31, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 6/17/09 (Underlying notional amount at value $257,520)	3	$7,483

See accompanying notes to the Schedules of Portfolio Investments.

At March 31, 2009, the ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Sterling Pound vs. U.S. Dollar	4/3/09	2,087	$2,995	$2,994	$1
Canadian Dollar vs. U.S. Dollar	4/3/09	2,572	2,041	2,040	1
Euro vs. U.S. Dollar	4/3/09	16,760	22,260	22,264	(4)
Japanese Yen vs. U.S. Dollar	4/3/09	523,848	5,292	5,293	(1)
Swedish Krona vs. U.S. Dollar	4/3/09	15,239	1,855	1,855	- (a)
Swiss Franc vs. U.S. Dollar	4/3/09	1,966	1,728	1,728	- (a)

Total Short Contracts			$36,171	$36,174	$(3)

Long:
British Sterling Pound vs. U.S. Dollar	4/3/09	122,544	$178,179	$175,803	$(2,376)
Canadian Dollar vs. U.S. Dollar	4/3/09	169,149	137,531	134,193	(3,338)
Euro vs. U.S. Dollar	4/3/09	646,385	877,374	858,646	(18,728)
Japanese Yen vs. U.S. Dollar	4/3/09	20,063,559	205,479	202,733	(2,746)
Swedish Krona vs. U.S. Dollar	4/3/09	516,375	63,948	62,848	(1,100)
Swiss Franc vs. U.S. Dollar	4/3/09	61,451	54,814	54,007	(807)

Total Long Contracts			$1,517,235	$1,488,230	$(29,095)

(a) Amount is less than $0.50.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	March 31, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (19.8%)
Federal Home Loan Bank, 0.01%‡, 4/1/09	$64,693,000	$64,693,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $64,693,000)		64,693,000

Repurchase Agreements (79.2%)
Bank of America, 0.06%, 4/1/09, dated 3/31/09, with a repurchase price of $64,693,108 (Collateralized by $65,830,000 Federal Home Loan Bank, 1.10%, 3/10/10, market value $65,989,886)	64,693,000	64,693,000
Deutsche Bank, 0.11%, 4/1/09, dated 3/31/09, with a repurchase price of $64,693,198 (Collateralized by $65,994,000 Federal National Mortgage Association, 0.19%‡, 4/20/09, market value $65,987,038)	64,693,000	64,693,000
HSBC, 0.08%, 4/1/09, dated 3/31/09, with a repurchase price of $64,693,144 (Collateralized by $61,380,000 Federal Home Loan Mortgage Corp., 4.13%, 9/27/13, market value $65,987,080)	64,693,000	64,693,000
UBS, 0.07%, 4/1/09, dated 3/31/09, with a repurchase price of $64,691,126 (Collateralized by $65,630,000 Federal Home Loan Bank, 1.12%, 1/15/10, market value $65,985,921)	64,691,000	64,691,000

TOTAL REPURCHASE AGREEMENTS
(Cost $258,770,000)		258,770,000

TOTAL INVESTMENT SECURITIES
(Cost $323,463,000)—99.0%		323,463,000
Net other assets (liabilities)—1.0%		3,193,884

NET ASSETS—100.0%		$326,656,884

‡	Represents the effective yield or interest rate in effect at March 31, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund	Schedule of Portfolio Investments
(unaudited)	March 31, 2009

Value

Mutual Funds (100.1%)
Cash Management Portfolio	$736,775,624

TOTAL MUTUAL FUNDS	736,775,624

TOTAL INVESTMENTS (Cost $736,775,624)—100.1%	736,775,624
Net other assets (liabilities)—(0.1)%	(710,627)

NET ASSETS—100%	$736,064,997

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments
March 31, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. Each ProFund, excluding the Money Market ProFund, offers one class of shares. The Money Market ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Asset Management, Inc. and has the same investment objective as the Money Market ProFund. The percentage of the Portfolio’s interests owned by the Money Market ProFund as of March 31, 2009 was approximately 2.7%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. The Money Market ProFund records its investment in the Portfolio at fair value.

For the non-money market ProFunds, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds (excluding Money Market ProFund) will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of March 31, 2009, there were no short sale transactions.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of March 31, 2009 the ProFunds did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a Fund should hold to approximate the performance (or inverse, multiple, or multiple inverse as applicable) of its daily benchmark.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures and foreign currency risk related to the U.S. dollar futures) and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of March 31, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of March 31, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swaps and interest rate risk related to bond total return swaps) and exposure to loss in excess of the unrealized gain/loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize the credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the Custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawl of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

The following is a summary of the valuations as of March 31, 2009 for each ProFund based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

		Other			Other	Investment Securities,	Other
	Investment	Financial		Short-Term Debt	Financial	including Short-Term	Financial
	Securities	Instruments*	Investment Securities	Securities**	Instruments*	Debt Securities	Instruments*

ProFund VP Bull	$55,164,469	$390,913	$-	$9,055,000	$-	$64,219,469	$390,913
ProFund VP Mid-Cap	-	113,978	-	2,270,000	(28,018)	2,270,000	85,960
ProFund VP Small-Cap	1,837,050	17,213	-	2,849,000	(31,255)	4,686,050	(14,042)
ProFund VP Dow 30	-	3,367	-	217,000	(3,849)	217,000	(482)
ProFund VP NASDAQ-100	22,592,327	135,679	-	11,141,000	(115,669)	33,733,327	20,010
ProFund VP Large-Cap Value	20,164,914	-	-	-	-	20,164,914	-
ProFund VP Large-Cap Growth	27,713,332	-	-	238,000	-	27,951,332	-
ProFund VP Mid-Cap Value	13,445,467	-	-	-	-	13,445,467	-
ProFund VP Mid-Cap Growth	24,346,795	-	-	-	-	24,346,795	-
ProFund VP Small-Cap Value	13,156,992	-	-	-	-	13,156,992	-
ProFund VP Small-Cap Growth	26,032,888	-	-	32,000	-	26,064,888	-
ProFund VP Asia 30	51,782,798	-	-	112,000	-	51,894,798	-
ProFund VP Europe 30	24,680,648	-	-	-	-	24,680,648	-
ProFund VP International	-	-	-	682,000	(8,197)	682,000	(8,197)
ProFund VP Emerging Markets	-	-	-	4,748,000	(178,586)	4,748,000	(178,586)
ProFund VP Japan	-	1,355,447	-	7,135,000	-	7,135,000	1,355,447
ProFund VP UltraBull	10,263,135	315,303	-	4,703,000	(334,772)	14,966,135	(19,469)
ProFund VP UltraMid-Cap	9,152,021	915,184	-	4,602,000	(288,190)	13,754,021	626,994
ProFund VP UltraSmall-Cap	5,919,931	269,358	-	6,316,000	(184,436)	12,235,931	84,922
ProFund VP UltraNASDAQ-100	15,061,551	-	-	7,888,000	(572,166)	22,949,551	(572,166)
ProFund VP Bear	-	(1,135,574)	1,358	57,282,000	(565,572)	57,283,358	(1,701,146)
ProFund VP Short Mid-Cap	-	(30,973)	-	3,194,000	(29,081)	3,194,000	(60,054)
ProFund VP Short Small-Cap	-	(13,218)	548	12,022,000	(191,118)	12,022,548	(204,336)
ProFund VP Short Dow 30	-	-	-	988,000	(11,441)	988,000	(11,441)
ProFund VP Short NASDAQ-100	-	-	-	12,381,000	(161,947)	12,381,000	(161,947)
ProFund VP Short International	-	(16,100)	-	7,321,000	(183,874)	7,321,000	(199,974)
ProFund VP Short Emerging Markets	-	-	-	3,682,000	(47,059)	3,682,000	(47,059)
ProFund VP UltraShort Dow 30	-	1,148	-	121,000	3,470	121,000	4,618
ProFund VP UltraShort NASDAQ-100	-	-	-	140,000	2,656	140,000	2,656
ProFund VP Banks	9,323,836	-	-	-	(300)	9,323,836	(300)
ProFund VP Basic Materials	23,893,760	-	-	-	-	23,893,760	-
ProFund VP Biotechnology	11,502,141	-	-	5,000	(660)	11,507,141	(660)
ProFund VP Consumer Goods	7,605,975	-	-	10,000	-	7,615,975	-
ProFund VP Consumer Services	1,460,848	-	-	1,000	-	1,461,848	-
ProFund VP Financials	15,075,388	-	-	25,000	-	15,100,388	-
ProFund VP Health Care	20,467,863	-	-	-	-	20,467,863	-
ProFund VP Industrials	3,026,262	-	-	-	-	3,026,262	-
ProFund VP Internet	6,105,335	-	-	-	-	6,105,335	-
ProFund VP Oil & Gas	62,375,469	-	-	-	(1,979)	62,375,469	(1,979)
ProFund VP Pharmaceuticals	9,134,228	-	-	17,000	(630)	9,151,228	(630)
ProFund VP Precious Metals	-	-	-	103,162,000	(4,527,806)	103,162,000	(4,527,806)
ProFund VP Real Estate	5,799,557	-	-	-	-	5,799,557	-
ProFund VP Semiconductor	5,693,057	-	-	13,000	(270)	5,706,057	(270)
ProFund VP Technology	8,624,339	-	-	-	-	8,624,339	-
ProFund VP Telecommunications	7,263,098	-	-	-	(1,140)	7,263,098	(1,140)
ProFund VP Utilities	23,873,088	-	-	-	-	23,873,088	-
ProFund VP U.S. Government Plus	18,836,719	148,326	-	56,404,000	879,189	75,240,719	1,027,515
ProFund VP Rising Rates Opportunity	-	(5,531)	675	49,668,000	(1,786,774)	49,668,675	(1,792,305)
ProFund VP Falling U.S. Dollar	-	7,483	-	1,837,000	(29,098)	1,837,000	(21,615)
ProFund VP Money Market	-	-	-	323,463,000	-	323,463,000	-
Money Market ProFund	-	-	736,775,624	-	-	-	-

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

**	Short-term debt securities include repurchase agreements and debt obligations (e.g., U.S. government agency obligations) maturing in sixty days or less.

4.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the Sector ProFunds VP, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each non-money market ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the non-money market ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a difference in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
March 31, 2009
(unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the non-money market ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.	Federal Income Tax Information

At March 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$69,490,946	$13,205,902	$(18,477,379)	$(5,271,477)
ProFund VP Mid-Cap	2,270,000	-	-	-
ProFund VP Small-Cap	5,383,066	184,005	(881,021)	(697,016)
ProFund VP Dow 30	217,000	-	-	-
ProFund VP NASDAQ-100	33,825,648	8,418,958	(8,511,279)	(92,321)
ProFund VP Large-Cap Value	33,604,296	1,493,462	(14,932,844)	(13,439,382)
ProFund VP Large-Cap Growth	33,605,852	3,539,280	(9,193,800)	(5,654,520)
ProFund VP Mid-Cap Value	20,584,190	1,744,516	(8,883,239)	(7,138,723)
ProFund VP Mid-Cap Growth	28,515,671	4,105,259	(8,274,135)	(4,168,876)
ProFund VP Small-Cap Value	24,308,036	1,793,959	(12,945,003)	(11,151,044)
ProFund VP Small-Cap Growth	35,890,570	3,075,320	(12,901,002)	(9,825,682)
ProFund VP Asia 30	57,905,845	15,518,102	(21,529,149)	(6,011,047)
ProFund VP Europe 30	38,285,443	3,397,563	(17,002,358)	(13,604,795)
ProFund VP International	682,000	-	-	-
ProFund VP Emerging Markets	4,748,000	-	-	-
ProFund VP Japan	7,135,000	-	-	-
ProFund VP UltraBull	17,665,191	1,054,187	(3,753,243)	(2,699,056)
ProFund VP UltraMid-Cap	15,657,468	1,068,737	(2,972,184)	(1,903,447)
ProFund VP UltraSmall-Cap	12,885,050	651,743	(1,300,862)	(649,119)
ProFund VP UltraNASDAQ-100	24,324,041	3,267,160	(4,641,650)	(1,374,490)
ProFund VP Bear	57,284,065	-	(707)	(707)
ProFund VP Short Mid-Cap	3,194,000	-	-	-
ProFund VP Short Small-Cap	12,023,935	-	(1,387)	(1,387)
ProFund VP Short Dow 30	988,000	-	-	-
ProFund VP Short NASDAQ-100	12,381,000	-	-	-
ProFund VP Short International	7,321,000	-	-	-
ProFund VP Short Emerging Markets	3,682,000	-	-	-
ProFund VP UltraShort Dow 30	121,000	-	-	-
ProFund VP UltraShort NASDAQ-100	140,000	-	-	-
ProFund VP Banks	27,242,710	1,051,362	(18,970,236)	(17,918,874)
ProFund VP Basic Materials	40,343,727	3,339,094	(19,789,061)	(16,449,967)
ProFund VP Biotechnology	13,110,338	3,247,756	(4,850,953)	(1,603,197)
ProFund VP Consumer Goods	9,488,701	669,542	(2,542,268)	(1,872,726)
ProFund VP Consumer Services	1,549,801	329,794	(417,747)	(87,953)
ProFund VP Financials	24,156,982	1,493,333	(10,549,927)	(9,056,594)
ProFund VP Health Care	22,708,544	4,226,943	(6,467,624)	(2,240,681)
ProFund VP Industrials	4,565,932	475,869	(2,015,539)	(1,539,670)
ProFund VP Internet	5,834,514	1,297,051	(1,026,230)	270,821
ProFund VP Oil & Gas	53,809,504	20,724,429	(12,158,464)	8,565,965
ProFund VP Pharmaceuticals	12,297,626	618,192	(3,764,590)	(3,146,398)
ProFund VP Precious Metals	103,162,000	-	-	-
ProFund VP Real Estate	9,455,445	895,978	(4,551,866)	(3,655,888)
ProFund VP Semiconductor	6,281,245	378,939	(954,127)	(575,188)
ProFund VP Technology	10,091,560	2,772,866	(4,240,087)	(1,467,221)
ProFund VP Telecommunications	9,050,158	916,639	(2,703,699)	(1,787,060)
ProFund VP Utilities	23,264,382	5,967,940	(5,359,234)	608,706
ProFund VP U.S. Government Plus	75,081,649	304,748	(145,678)	159,070
ProFund VP Rising Rates Opportunity	49,670,729	-	(2,054)	(2,054)
ProFund VP Falling U.S. Dollar	1,837,000	-	-	-
ProFund VP Money Market	323,463,000	-	-	-
Money Market ProFund	736,775,624	-	-	-

6.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of March 31, 2009, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

Investment Portfolio	as of March 31, 2009 (Unaudited)

Cash Management Portfolio
	Principal
	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 6.4%

Bank of America NA, 3.7%, 4/3/2009	25,000,000	24,994,861
Bank of Nova Scotia, 0.7%, 4/23/2009	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.05%, 5/14/2009	75,000,000	75,000,000
BNP Paribas:
0.81%, 4/27/2009	45,000,000	45,000,000
1.0%, 5/26/2009	68,000,000	68,000,000
1.0%, 8/10/2009	150,000,000	150,000,000
DnB NOR Bank ASA, 0.9%, 4/28/2009	50,000,000	50,000,000
Mizuho Corporate Bank Ltd., 1.0%, 6/10/2009	100,000,000	100,000,000
Nordea Bank Finland PLC:
0.91%, 5/4/2009	120,000,000	120,001,097
2.51%, 6/5/2009	98,000,000	98,027,845
Rabobank Nederland NV, 0.72%, 5/29/2009	270,500,000	270,500,000
Societe Generale, 0.97%, 4/27/2009	109,400,000	109,400,000
Toronto-Dominion Bank:
1.15%, 8/17/2009	69,000,000	69,013,139
2.0%, 5/12/2009	100,000,000	100,000,000
Westpac Banking Corp.:
0.8%, 7/13/2009	175,000,000	175,004,987
1.2%, 4/13/2009	270,000,000	270,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,744,941,929)		1,744,941,929

Commercial Paper 49.0%

Issued at Discount** 49.0%
Alcon Capital Corp., 2.5%, 5/8/2009	50,000,000	49,871,528
Alpine Securitization, 144A, 0.72%, 4/7/2009	260,700,000	260,668,716
Antalis US Funding Corp.:
144A, 0.65%, 4/21/2009	4,000,000	3,998,556
144A, 0.85%, 4/9/2009	15,000,000	14,997,167
144A, 0.95%, 4/27/2009	50,000,000	49,965,694
144A, 0.95%, 5/12/2009	45,000,000	44,951,313
144A, 0.951%, 4/27/2009	41,000,000	40,971,869
144A, 1.1%, 5/27/2009	50,000,000	49,914,444
144A, 1.1%, 6/12/2009	40,000,000	39,912,000
Apreco LLC, 144A, 0.67%, 4/9/2009	100,000,000	99,985,111
Atlantic Asset Securitization LLC, 144A, 0.3%, 4/2/2009	83,876,000	83,875,301
BP Capital Markets PLC:
0.41%, 7/8/2009	75,000,000	74,916,292
0.76%, 10/13/2009	72,800,000	72,503,123
1.0%, 10/22/2009	77,100,000	76,759,218
Caisse D’Amortissement de la Dette Sociale:
0.5%, 4/30/2009	70,000,000	69,971,806
0.65%, 4/3/2009	100,200,000	100,196,382
0.65%, 7/13/2009	56,000,000	55,895,856
0.7%, 7/8/2009	85,000,000	84,838,028
0.82%, 8/27/2009	84,000,000	83,716,827
1.05%, 9/9/2009	150,000,000	149,295,625
Cancara Asset Securitisation LLC:
144A, 0.59%, 4/2/2009	93,500,000	93,498,468
144A, 0.6%, 4/7/2009	65,000,000	64,993,500

1 |

144A, 0.6%, 4/14/2009	135,000,000	134,970,750
144A, 0.6%, 4/15/2009	100,000,000	99,976,667
144A, 1.06%, 4/9/2009	100,000,000	99,986,667
Citibank Credit Card Issuance Trust, 144A, 0.6%, 4/6/2009	345,000,000	344,971,250
Citibank Omni Master Trust, 144A, 0.7%, 4/6/2009	30,000,000	29,997,083
Coca-Cola Co.:
0.52%, 7/6/2009	84,700,000	84,582,549
0.575%, 7/7/2009	75,000,000	74,883,802
0.65%, 8/12/2009	30,500,000	30,426,758
Colgate Palmolive Co.:
0.17%, 4/7/2009	11,400,000	11,399,677
0.18%, 4/3/2009	50,000,000	49,999,500
Eli Lilly & Co., 0.75%, 10/5/2009	100,000,000	99,610,417
European Investment Bank, 0.85%, 6/11/2009	320,000,000	319,463,556
General Electric Capital Corp.:
1.2%, 8/31/2009	200,000,000	198,986,667
3.35%, 4/20/2009	225,000,000	224,602,187
Gotham Funding Corp.:
144A, 0.69%, 5/6/2009	125,000,000	124,916,146
144A, 0.77%, 6/15/2009	45,754,000	45,680,603
144A, 0.78%, 6/4/2009	51,000,000	50,929,280
144A, 0.785%, 6/11/2009	145,755,000	145,529,343
144A, 0.79%, 6/9/2009	131,482,000	131,282,914
144A, 0.8%, 5/22/2009	40,000,000	39,954,667
144A, 0.82%, 6/1/2009	16,513,000	16,490,056
Government of Canada:
0.5%, 7/7/2009	32,670,000	32,625,986
0.5%, 7/8/2009	39,500,000	39,446,236
0.85%, 11/19/2009	146,500,000	145,697,506
0.9%, 11/30/2009	86,250,000	85,726,031
Hewlett-Packard Co.:
0.48%, 6/3/2009	30,200,000	30,174,632
0.5%, 5/14/2009	127,000,000	126,924,153
ING (US) Funding LLC:
0.44%, 4/20/2009	63,622,000	63,607,226
0.44%, 4/24/2009	27,000,000	26,992,410
0.47%, 4/15/2009	75,000,000	74,986,292
0.75%, 5/19/2009	60,000,000	59,940,000
0.76%, 4/27/2009	50,000,000	49,972,556
0.94%, 5/11/2009	75,000,000	74,921,667
Johnson & Johnson:
144A, 0.12%, 4/9/2009	100,000,000	99,997,333
0.22%, 5/22/2009	130,000,000	129,959,483
144A, 0.25%, 4/27/2009	25,000,000	24,995,486
144A, 0.3%, 5/18/2009	40,000,000	39,984,333
0.3%, 7/22/2009	84,100,000	84,021,507
0.35%, 7/29/2009	150,000,000	149,826,458
0.37%, 7/27/2009	100,000,000	99,879,750
0.45%, 8/3/2009	100,000,000	99,845,000
144A, 0.47%, 8/31/2009	150,000,000	149,702,333
144A, 0.5%, 8/24/2009	50,000,000	49,899,306
144A, 0.5%, 8/26/2009	100,000,000	99,795,833
Kingdom of Denmark:
0.35%, 5/5/2009	90,000,000	89,970,250
0.75%, 4/22/2009	131,000,000	130,942,687
0.77%, 4/24/2009	250,000,000	249,877,014
Kreditanstalt fuer Wiederaufbau:
144A, 0.23%, 4/16/2009	5,000,000	4,999,521
144A, 0.45%, 5/22/2009	70,000,000	69,955,375

| 2

144A, 0.48%, 5/5/2009	136,500,000	136,438,120
144A, 0.6%, 8/27/2009	100,000,000	99,753,333
144A, 0.75%, 9/3/2009	80,000,000	79,741,667
Liberty Street Funding LLC:
144A, 0.4%, 4/16/2009	30,000,000	29,995,000
144A, 0.43%, 4/27/2009	25,000,000	24,992,236
144A, 0.45%, 4/24/2009	45,000,000	44,987,062
144A, 0.45%, 5/12/2009	60,000,000	59,962,417
144A, 0.55%, 4/20/2009	140,000,000	139,959,361
144A, 0.55%, 4/21/2009	77,000,000	76,976,472
144A, 0.55%, 5/12/2009	75,000,000	74,953,021
144A, 0.63%, 4/24/2009	40,000,000	39,983,900
144A, 0.7%, 5/7/2009	40,000,000	39,972,000
144A, 0.75%, 5/15/2009	77,000,000	76,929,417
144A, 0.75%, 5/19/2009	30,500,000	30,469,500
LMA Americas LLC, 144A, 0.62%, 4/17/2009	96,500,000	96,473,409
Market Street Funding LLC, 144A, 0.8%, 5/13/2009	80,092,000	80,017,247
Microsoft Corp.:
0.15%, 4/21/2009	117,000,000	116,990,250
0.17%, 5/27/2009	4,000,000	3,998,942
0.18%, 6/11/2009	100,000,000	99,964,500
0.18%, 6/16/2009	25,000,000	24,990,500
0.25%, 4/14/2009	13,000,000	12,998,826
0.35%, 6/22/2009	15,000,000	14,988,042
0.38%, 8/6/2009	50,000,000	49,932,972
0.4%, 8/6/2009	50,000,000	49,929,444
Nestle Capital Corp., 2.5%, 5/5/2009	50,000,000	49,881,944
New York Life Capital Corp., 144A, 0.55%, 4/27/2009	25,000,000	24,990,069
Nieuw Amsterdam Receivables Corp.:
144A, 0.55%, 4/9/2009	5,000,000	4,999,389
144A, 0.55%, 4/21/2009	75,000,000	74,977,083
144A, 0.62%, 4/17/2009	234,000,000	233,935,520
Oesterreichische Kontrollbank AG:
0.32%, 5/11/2009	61,425,000	61,403,160
0.335%, 5/18/2009	84,750,000	84,712,934
Pepsico, Inc.:
0.17%, 4/13/2009	100,000,000	99,994,333
0.18%, 4/3/2009	50,000,000	49,999,500
0.18%, 4/6/2009	150,000,000	149,996,250
0.18%, 4/9/2009	35,000,000	34,998,600
Perry Global Funding LLC, 144A, 1.85%, 4/1/2009	15,810,000	15,810,000
Pfizer, Inc.:
0.225%, 5/6/2009	30,000,000	29,993,437
0.5%, 5/11/2009	50,000,000	49,972,222
1.15%, 4/6/2009	112,000,000	111,982,111
1.3%, 4/15/2009	290,000,000	289,853,389
Procter & Gamble Co., 0.25%, 4/9/2009	25,000,000	24,998,611
Procter & Gamble International Funding SCA:
0.23%, 4/22/2009	9,000,000	8,998,792
144A, 0.3%, 6/19/2009	25,000,000	24,983,542
144A, 0.32%, 5/19/2009	25,000,000	24,989,333
0.35%, 4/3/2009	100,000,000	99,998,056
144A, 0.36%, 6/19/2009	50,000,000	49,960,500
144A, 0.38%, 4/17/2009	50,000,000	49,991,556
144A, 0.45%, 6/29/2009	100,000,000	99,888,750
0.47%, 6/26/2009	25,000,000	24,971,931
144A, 0.55%, 6/29/2009	80,000,000	79,891,222
144A, 0.62%, 8/10/2009	100,000,000	99,774,389
144A, 0.62%, 8/11/2009	100,000,000	99,772,667

3 |

Rabobank USA Financial Corp., 0.74%, 7/15/2009	233,700,000	233,195,597
Roche Holdings, Inc.:
144A, 0.32%, 6/22/2009	94,500,000	94,431,120
144A, 0.35%, 6/17/2009	52,500,000	52,460,698
144A, 0.35%, 6/19/2009	100,000,000	99,923,194
Romulus Funding Corp., 144A, 0.7%, 4/1/2009	48,181,000	48,181,000
Sanpaolo IMI US Financial Co.:
0.7%, 4/6/2009	181,700,000	181,682,335
0.94%, 5/26/2009	200,000,000	199,712,778
Shell International Finance BV:
1.75%, 4/30/2009	113,000,000	112,840,701
2.1%, 5/1/2009	100,000,000	99,825,000
2.4%, 5/11/2009	62,000,000	61,834,667
Societe Generale North America, Inc.:
0.995%, 6/15/2009	13,500,000	13,472,016
1.0%, 6/15/2009	146,500,000	146,194,792
1.01%, 5/4/2009	181,600,000	181,431,869
Starbird Funding Corp.:
144A, 0.8%, 7/1/2009	50,000,000	49,898,889
144A, 0.82%, 6/30/2009	20,000,000	19,959,000
144A, 0.85%, 4/13/2009	80,000,000	79,977,333
144A, 1.0%, 6/22/2009	55,000,000	54,874,722
144A, 1.27%, 6/17/2009	43,000,000	42,883,195
144A, 1.3%, 5/15/2009	85,000,000	84,864,944
144A, 1.32%, 5/29/2009	60,000,000	59,872,400
144A, 1.35%, 6/17/2009	150,000,000	149,566,875
144A, 1.38%, 6/12/2009	70,000,000	69,806,800
144A, 1.4%, 6/3/2009	25,000,000	24,938,750
Tempo Finance Corp.:
144A, 0.5%, 4/6/2009	49,000,000	48,996,597
144A, 0.55%, 4/15/2009	100,000,000	99,978,611
Thunder Bay Funding LLC, 144A, 0.4%, 4/20/2009	50,000,000	49,989,444
Toronto-Dominion Holdings (USA), Inc., 0.15%, 4/27/2009	4,500,000	4,499,513
Total Capital SA, 144A, 0.34%, 4/3/2009	100,000,000	99,998,111
Toyota Motor Credit Corp.:
2.1%, 4/1/2009	210,000,000	210,000,000
2.1%, 4/2/2009	250,000,000	249,985,417
United Parcel Service, Inc.:
144A, 0.26%, 4/1/2009	10,000,000	10,000,000
144A, 0.28%, 6/1/2009	50,000,000	49,976,278
144A, 0.3%, 6/1/2009	50,000,000	49,974,583
144A, 0.31%, 7/1/2009	50,000,000	49,960,819
144A, 0.41%, 7/28/2009	100,000,000	99,865,611
Victory Receivables Corp.:
144A, 0.5%, 4/21/2009	40,000,000	39,988,889
144A, 0.7%, 4/23/2009	39,063,000	39,046,290
144A, 0.78%, 6/11/2009	98,000,000	97,849,243
144A, 0.8%, 5/22/2009	103,312,000	103,195,763

Total Commercial Paper (Cost $13,435,254,499)		13,435,254,499

Government & Agency Obligations 14.5%

US Government Sponsored Agencies 5.0%
Federal Home Loan Bank:
0.15% **, 4/6/2009	4,546,000	4,545,886
0.38% *, 10/15/2009	100,000,000	100,000,000
0.417% **, 8/5/2009	8,764,000	8,751,117
0.84% *, 3/11/2010	350,000,000	349,971,672
2.2%, 4/1/2009	20,000,000	20,000,000
2.61%, 6/3/2009	30,000,000	30,000,000

| 4

Federal Home Loan Mortgage Corp.:
0.546% **, 8/3/2009	365,000,000	364,308,528
0.597% **, 9/28/2009	100,000,000	99,700,000
1.087% *, 9/25/2009	115,480,000	115,642,349
Federal National Mortgage Association:
0.145% **, 4/29/2009	2,893,000	2,892,663
0.495% **, 7/1/2009	190,700,000	190,458,976
0.496% **, 7/20/2009	60,000,000	59,908,333
0.687% **, 12/4/2009	19,545,000	19,452,471

		1,365,631,995
US Treasury Obligations 9.5%
US Treasury Bills:
0.1% **, 6/11/2009	4,776,000	4,775,058
0.145% **, 6/18/2009	2,411,000	2,410,243
0.185% **, 6/18/2009	14,868,000	14,862,040
0.19% **, 4/16/2009	29,746,000	29,743,645
0.2% **, 6/11/2009	72,500,000	72,471,403
0.22% **, 6/25/2009	3,371,000	3,369,249
0.245% **, 4/30/2009	92,770,000	92,751,691
0.275% **, 7/16/2009	14,500,000	14,488,259
0.29% **, 5/28/2009	15,780,000	15,772,754
0.3% **, 7/23/2009	481,575,000	481,121,517
0.345% **, 7/30/2009	194,550,000	194,326,268
0.4% **, 8/6/2009	150,000,000	149,788,333
0.435% **, 9/10/2009	44,990,000	44,901,932
0.445% **, 8/6/2009	5,453,000	5,444,440
0.46% **, 8/27/2009	113,650,000	113,435,075
0.48% **, 1/14/2010	250,000,000	249,040,000
0.5% **, 1/14/2010	200,000,000	199,200,000
0.605% **, 11/19/2009	300,000,000	298,830,333
0.645% **, 5/15/2009	10,400,000	10,391,801
0.675% **, 3/11/2010	32,257,000	32,048,942
0.69% **, 2/11/2010	300,000,000	298,183,000
0.7% **, 3/11/2010	130,000,000	129,130,445
0.705% **, 12/17/2009	150,000,000	149,236,250

		2,605,722,678

Total Government & Agency Obligations (Cost $3,971,354,673)		3,971,354,673

Short Term Notes* 9.6%

Abbey National Treasury Services PLC, 0.941%, 4/24/2009	125,500,000	125,500,000
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	116,900,000	116,898,705
144A, 1.512%, 7/10/2009	96,000,000	96,000,000
BNP Paribas, 1.441%, 5/13/2009	84,100,000	84,100,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	296,500,000	296,500,000
General Electric Capital Corp., 0.561%, 9/24/2009	135,000,000	135,000,000
Inter-American Development Bank, 1.203%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development, 1.124%, 2/1/2010	221,000,000	221,000,000
Intesa Sanpaolo SpA, 1.056%, 5/13/2009	125,000,000	125,000,000
Kreditanstalt fuer Wiederaufbau, 1.182%, 1/21/2010	260,000,000	260,000,000
Metropolitan Life Global Funding I:
1.635%, 4/13/2009	35,000,000	35,000,000
144A, 1.647%, 5/11/2009	66,500,000	66,500,000
National Australia Bank Ltd., 1.631%, 4/7/2009	125,750,000	125,750,000
Natixis, 1.542%, 4/6/2009	268,500,000	268,500,000
Procter & Gamble International Funding SCA, 1.422%, 7/6/2009	15,000,000	14,999,873
Rabobank Nederland NV, 144A, 1.431%, 10/9/2009	179,250,000	179,250,000
Royal Bank of Canada, 144A, 0.956%, 7/15/2009	171,500,000	171,500,115

5 |

Svenska Handelsbanken AB, 144A, 1.509%, 5/26/2009	25,000,000	25,000,000

Total Short Term Notes (Cost $2,648,798,693)		2,648,798,693

Time Deposits 13.1%

ABN AMRO Bank NV, 0.05%, 4/1/2009	180,000,000	180,000,000
Bank of the West, 0.031%, 4/1/2009	270,000,000	270,000,000
Caixa Geral de Depositos SA, 0.25%, 4/1/2009	190,000,000	190,000,000
Calyon, 0.2%, 4/1/2009	500,000,000	500,000,000
Citibank NA, 0.3%, 4/1/2009	500,000,000	500,000,000
KBC Bank NV, 0.15%, 4/1/2009	1,050,000,000	1,050,000,000
Lloyds TSB Bank PLC, 0.33%, 4/1/2009	600,000,000	600,000,000
Nordea Bank Finland PLC, 0.2%, 4/1/2009	240,000,000	240,000,000
Societe Generale, 0.25%, 4/1/2009	71,624,000	71,624,000

Total Time Deposits (Cost $3,601,624,000)		3,601,624,000

Supranational 0.3%

African Development Bank, Series 272, 3.75%, 1/15/2010	13,000,000	13,208,453
International Bank for Reconstruction & Development, 0.42%, 6/1/2009	69,650,000	69,600,433

Total Supranational (Cost $82,808,886)		82,808,886

Municipal Bonds and Notes 0.7%

City of Salem, Oregon:
3.25%, 4/1/2009	43,500,000	43,500,000
3.25%, 4/1/2009	46,500,000	46,500,000
Connecticut, State Health & Educational Revenue, Yale University, 0.72%, 7/8/2009	20,000,000	19,960,800
New York, NY, General Obligation, Series J14, 1.1% ***, 8/1/2019	41,855,000	41,855,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.55% ***, 6/15/2025, TD Bank NA (a)	8,000,000	8,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B,
1.0% ***, 3/1/2033	36,650,000	36,650,000

Total Municipal Bonds and Notes (Cost $196,465,800)		196,465,800

Repurchase Agreements 6.4%

BNP Paribas, 0.2%, dated 3/31/2009, to be repurchased at $630,628,503 on 4/1/2009 (b)	630,625,000	630,625,000
JPMorgan Securities, Inc., 0.15%, dated 3/31/2009, to be repurchased at $92,685,917 on
4/1/2009 (c)	92,685,531	92,685,531
The Goldman Sachs & Co., 0.02%, dated 3/31/2009 to be repurchased at $1,026,000,570 on
4/1/2009 (d)	1,026,000,000	1,026,000,000

Total Repurchase Agreements (Cost $1,749,310,531)		1,749,310,531

	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $27,430,559,011) †	100.0	27,430,559,011
Other Assets and Liabilities, Net	0.0	9,597,754

Net Assets	100.0	27,440,156,765

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

**	Annualized yield at time of purchase; not a coupon rate.

***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2009.

†	The cost for federal income tax purposes was $27,430,559,011.

(a)	Security incorporates a letter of credit from the bank listed.

| 6

(b)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

40,629,419	Federal Home Loan Mortgage Corp.	5.5	7/1/2037	42,414,608

580,269,620	Federal National Mortgage Association	4.0-6.5	2/1/2018-5/1/2038	607,129,142

Total Collateral Value				$649,543,750

(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

96,640,000	US Treasury STRIPS	Zero Coupon	5/15/2009-8/15/2016	94,470,288

65,000	US Treasury Inflation-Indexed Bond	2.0	1/15/2026	69,100

Total Collateral Value				$94,539,388

(d)	Collateralized by $914,753,800 US Treasury Inflation-Indexed Notes, 2.0-3.0, maturing on 4/15/2012-7/15/2012 with a value of $1,047,926,433.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Investments in
Valuation Inputs	Securities

Level 1	$-
Level 2	27,430,559,011
Level 3	-

Total	$27,430,559,011

7 |

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date              May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg

Louis M. Mayberg, President and Principal Executive Officer

Date              May 29, 2009

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date             May 29, 2009

* Print the name and title of each signing officer under his or her signature.